NYLIAC Corporate Sponsored

Variable Universal Life

Separate Account-I

Financial Statements

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities

As of December 31, 2022

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class
ASSETS:
Investment at net asset value	$2,377,313	$23,834,373	$1,794,220	$1,971,852	$3,507,661
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	3	8	—	—	2
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3	8	—	—	2

Total net assets	$2,377,313	$23,834,373	$1,794,220	$1,971,852	$3,507,661

Total shares outstanding	214,803	1,973,665	271,654	117,056	265,667

Net asset value per share (NAV)	$11.07	$12.08	$6.60	$16.85	$13.20

Total units outstanding	93,409	1,354,156	192,035	52,257	144,771

Variable accumulation unit value (lowest to highest)	$24.78 to $25.59	$17.42 to $22.87	$9.05 to $9.34	$37.65 to $37.67	$23.64 to $24.28

Identified cost of investment	$2,375,437	$28,573,185	$2,543,056	$1,795,795	$3,240,503

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP Floating Rate— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class
ASSETS:
Investment at net asset value	$3,864,150	$11,556,276	$137,478	$8,043,153	$604,207,393
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	88	—	10	4,104
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	88	—	10	4,104

Total net assets	$3,864,150	$11,556,276	$137,478	$8,043,153	$604,207,393

Total shares outstanding	463,533	844,492	17,096	621,002	43,373,610

Net asset value per share (NAV)	$8.34	$13.68	$8.04	$12.95	$13.93

Total units outstanding	215,428	541,553	17,130	346,813	12,079,574

Variable accumulation unit value (lowest to highest)	$17.95 to $17.95	$10.29 to $23.24	$8.02 to $8.02	$22.57 to $23.30	$37.76 to $50.08

Identified cost of investment	$3,989,964	$13,593,416	$146,510	$8,689,523	$775,637,084

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP Natural Resources— Initial Class	MainStay VP S&P 500 Index— Initial Class
ASSETS:
Investment at net asset value	$719,796	$42,607,588	$54,067,330	$4,824,833	$403,027,694
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	27	361	—	2,684
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	27	361	—	2,684

Total net assets	$719,796	$42,607,588	$54,067,330	$4,824,833	$403,027,694

Total shares outstanding	76,183	4,944,080	5,254,867	401,979	5,782,776

Net asset value per share (NAV)	$9.45	$8.62	$10.29	$12.00	$69.69

Total units outstanding	46,074	1,448,290	1,905,707	347,140	8,601,775

Variable accumulation unit value (lowest to highest)	$15.62 to $15.62	$28.79 to $40.03	$26.56 to $32.65	$13.90 to $13.90	$46.73 to $47.37

Identified cost of investment	$815,522	$47,407,237	$73,751,573	$3,008,953	$238,224,021

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP Small Cap Growth— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class
ASSETS:
Investment at net asset value	$3,910,128	$30,727,733	$38,108	$25,588,039	$2,502,736
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	13	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	13	—	—	—

Total net assets	$3,910,128	$30,727,733	$38,108	$25,588,039	$2,502,736

Total shares outstanding	417,410	30,724,661	2,161	3,448,105	325,563

Net asset value per share (NAV)	$9.37	$1.00	$17.64	$7.42	$7.69

Total units outstanding	165,880	25,008,130	1,158	583,903	188,852

Variable accumulation unit value (lowest to highest)	$23.57 to $23.57	$1.18 to $1.34	$33.11 to $33.11	$43.82 to $43.82	$13.25 to $13.25

Identified cost of investment	$5,365,582	$30,727,730	$61,712	$37,547,729	$3,726,380

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Growth and Income Portfolio— Class A	AB VPS International Value Portfolio— Class A	AB VPS Large Cap Growth Portfolio— Class A
ASSETS:
Investment at net asset value	$1,292,451	$5,238,793	$139,996	$44	$11,784,443
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	5	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	5	—	—	—	—

Total net assets	$1,292,451	$5,238,793	$139,996	$44	$11,784,443

Total shares outstanding	60,627	276,400	4,827	3	200,075

Net asset value per share (NAV)	$21.32	$18.95	$29.00	$12.95	$58.90

Total units outstanding	28,080	104,157	8,929	6	925,476

Variable accumulation unit value (lowest to highest)	$43.74 to $51.75	$27.88 to $50.50	$15.68 to $15.68	$7.42 to $7.42	$12.73 to $12.73

Identified cost of investment	$1,690,649	$7,027,228	$146,500	$49	$13,350,710

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	AB VPS Small Cap Growth Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Weatherbie Specialized Growth Portfolio— Class I-2	American Century Investments® VP Inflation Protection Fund— Class I	American Century Investments® VP Inflation Protection Fund— Class II
ASSETS:
Investment at net asset value	$439,370	$1,760,606	$985,232	$13,679	$2,129,070
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	731	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(731)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$439,370	$1,760,606	$985,232	$13,679	$2,129,070

Total shares outstanding	48,282	105,933	775,773	1,455	227,222

Net asset value per share (NAV)	$9.10	$16.62	$1.27	$9.40	$9.37

Total units outstanding	43,081	54,200	33,212	1,348	190,831

Variable accumulation unit value (lowest to highest)	$10.20 to $10.20	$32.48 to $32.48	$29.66 to $29.66	$10.15 to $10.15	$11.16 to $11.16

Identified cost of investment	$879,271	$2,046,586	$1,561,735	$15,481	$2,456,269

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	American Century Investments® VP Mid Cap Value Fund— Class I	American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class I	American Century Investments® VP Value Fund— Class II	American Funds IS American Funds Global Balanced Fund— Class 1
ASSETS:
Investment at net asset value	$26,461	$812,191	$22,489	$2,150,688	$27,000
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$26,461	$812,191	$22,489	$2,150,688	$27,000

Total shares outstanding	1,251	38,365	1,806	172,607	2,151

Net asset value per share (NAV)	$21.15	$21.17	$12.45	$12.46	$12.55

Total units outstanding	2,148	37,041	1,787	59,741	2,345

Variable accumulation unit value (lowest to highest)	$12.32 to $12.32	$21.93 to $21.93	$12.59 to $12.59	$36.02 to $36.02	$11.51 to $11.51

Identified cost of investment	$27,121	$766,129	$22,945	$2,013,310	$27,390

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	American Funds IS Asset Allocation Fund— Class 1	American Funds IS Capital World Bond Fund®— Class 1	American Funds IS Global Growth Fund— Class 1	American Funds IS Global Small Capitalization Fund— Class 1	American Funds IS Growth Fund— Class 1
ASSETS:
Investment at net asset value	$18,373,400	$87,616	$3,704,464	$690,307	$14,136,545
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	1,126
Net receivable from (payable to) the Fund for shares sold or purchased	30	—	—	—	(1,125)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	30	—	—	—	1

Total net assets	$18,373,400	$87,616	$3,704,464	$690,307	$14,136,545

Total shares outstanding	827,631	9,174	122,746	42,559	185,300

Net asset value per share (NAV)	$22.20	$9.55	$30.18	$16.22	$76.29

Total units outstanding	1,174,533	8,583	109,294	45,863	610,359

Variable accumulation unit value (lowest to highest)	$15.45 to $15.70	$10.21 to $10.21	$33.89 to $33.89	$15.05 to $15.05	$22.80 to $23.16

Identified cost of investment	$20,388,131	$107,071	$4,583,690	$1,003,444	$18,190,999

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	American Funds IS Growth- Income Fund— Class 1	American Funds IS International Fund— Class 1	American Funds IS New World Fund®— Class 1	American Funds IS Washington Mutual Investors FundSM— Class 1	BlackRock® Global Allocation V.I. Fund— Class I
ASSETS:
Investment at net asset value	$2,816,570	$10,293,696	$13,360,882	$686,376	$6,208,588
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	1,187	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(1,186)	—	—	1
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	1

Total net assets	$2,816,570	$10,293,696	$13,360,882	$686,376	$6,208,588

Total shares outstanding	56,096	672,351	599,143	54,088	420,351

Net asset value per share (NAV)	$50.21	$15.31	$22.30	$12.69	$14.77

Total units outstanding	147,746	799,329	907,906	46,970	451,527

Variable accumulation unit value (lowest to highest)	$19.06 to $19.06	$12.67 to $12.88	$14.48 to $14.72	$14.61 to $14.61	$13.48 to $13.75

Identified cost of investment	$2,899,475	$12,756,695	$17,373,298	$821,709	$7,333,216

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I
ASSETS:
Investment at net asset value	$851,373	$2,564,179	$5,471	$8,962	$26,757
Dividends due and accrued	4,587	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(4,587)	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$851,373	$2,564,179	$5,471	$8,962	$26,757

Total shares outstanding	131,285	145,941	131	228	532

Net asset value per share (NAV)	$6.45	$17.57	$41.73	$39.39	$50.29

Total units outstanding	63,381	57,463	591	335	1,666

Variable accumulation unit value (lowest to highest)	$13.43 to $13.43	$44.62 to $44.62	$9.26 to $9.26	$26.59 to $26.59	$16.06 to $16.06

Identified cost of investment	$976,640	$3,595,044	$5,815	$9,059	$27,918

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	ClearBridge Variable Large Cap Growth Portfolio— Class I	ClearBridge Variable Small Cap Growth Portfolio— Class I	Columbia Variable Portfolio— Disciplined Core Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1
ASSETS:
Investment at net asset value	$744,500	$136,477	$24,566	$20,301	$10,320
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$744,500	$136,477	$24,566	$20,301	$10,320

Total shares outstanding	27,503	5,409	341	2,700	1,248

Net asset value per share (NAV)	$27.07	$25.23	$72.04	$7.52	$8.27

Total units outstanding	45,576	11,954	2,012	2,304	1,101

Variable accumulation unit value (lowest to highest)	$16.34 to $16.34	$11.42 to $11.42	$12.21 to $12.21	$8.81 to $8.81	$9.38 to $9.38

Identified cost of investment	$934,736	$181,306	$30,251	$25,360	$10,134

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Columbia Variable Portfolio— Strategic Income Fund— Class 1	Davis Value Portfolio	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class
ASSETS:
Investment at net asset value	$2,329,795	$283,390	$3,128,481	$122,267	$6,660,456
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	739
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	(739)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$2,329,795	$283,390	$3,128,481	$122,267	$6,660,456

Total shares outstanding	665,656	53,672	158,806	8,184	179,721

Net asset value per share (NAV)	$3.50	$5.28	$19.70	$14.94	$37.06

Total units outstanding	241,053	10,581	237,127	13,595	268,388

Variable accumulation unit value (lowest to highest)	$9.67 to $9.67	$26.66 to $26.66	$13.19 to $13.19	$8.99 to $8.99	$24.82 to $24.82

Identified cost of investment	$2,255,474	$372,623	$3,759,174	$152,496	$5,635,840

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	DFA VA Global Bond Portfolio	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA U.S. Large Value Portfolio
ASSETS:
Investment at net asset value	$5,029,366	$1,878,575	$6,264,653	$1,766,582	$11,516,618
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$5,029,366	$1,878,575	$6,264,653	$1,766,582	$11,516,618

Total shares outstanding	522,803	137,725	582,758	144,329	378,463

Net asset value per share (NAV)	$9.62	$13.64	$10.75	$12.24	$30.43

Total units outstanding	487,199	138,311	422,998	159,119	635,907

Variable accumulation unit value (lowest to highest)	$10.32 to $10.32	$13.58 to $13.58	$14.81 to $14.81	$11.10 to $11.10	$18.11 to $18.11

Identified cost of investment	$5,506,940	$1,953,548	$6,997,128	$1,734,543	$12,162,599

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	DFA VA U.S. Targeted Value Portfolio	DFA VIT Inflation- Protected Securities Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A
ASSETS:
Investment at net asset value	$7,497,554	$14,765,582	$82,466	$30,867	$30,425,240
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	109
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	(109)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$7,497,554	$14,765,582	$82,466	$30,867	$30,425,240

Total shares outstanding	365,022	1,629,755	6,348	3,623	2,510,333

Net asset value per share (NAV)	$20.54	$9.06	$12.99	$8.52	$12.12

Total units outstanding	364,276	1,253,272	6,863	1,904	833,202

Variable accumulation unit value (lowest to highest)	$20.58 to $20.58	$11.78 to $11.78	$12.01 to $12.01	$16.22 to $16.22	$27.09 to $36.54

Identified cost of investment	$7,414,355	$17,912,693	$86,339	$35,257	$38,617,836

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Balanced Portfolio— Initial Class	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class
ASSETS:
Investment at net asset value	$598,077	$764,982	$21,670,004	$13,477,179	$2,278,153
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	7	2
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	7	2

Total net assets	$598,077	$764,982	$21,670,004	$13,477,179	$2,278,153

Total shares outstanding	46,982	39,473	2,305,320	355,786	230,816

Net asset value per share (NAV)	$12.73	$19.38	$9.40	$37.88	$9.87

Total units outstanding	28,171	59,961	2,374,256	255,520	206,269

Variable accumulation unit value (lowest to highest)	$21.23 to $21.23	$12.76 to $12.76	$9.13 to $9.13	$52.11 to $67.94	$10.93 to $11.06

Identified cost of investment	$569,102	$916,410	$25,456,654	$13,836,339	$3,148,081

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Extended Market Index Portfolio— Initial Class	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$1,705,240	$2,765,680	$574,167	$14,026,780	$18,842,949
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	469	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(469)	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$1,705,240	$2,765,680	$574,167	$14,026,780	$18,842,949

Total shares outstanding	72,379	246,496	49,711	1,213,389	1,373,393

Net asset value per share (NAV)	$23.56	$11.22	$11.55	$11.56	$13.72

Total units outstanding	45,149	239,462	25,252	565,411	698,754

Variable accumulation unit value (lowest to highest)	$37.58 to $44.55	$11.55 to $11.55	$22.74 to $22.74	$21.28 to $24.83	$26.97 to $26.97

Identified cost of investment	$1,736,883	$3,091,505	$626,385	$16,973,173	$21,192,737

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2045 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2055 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2060 PortfolioSM— Initial Class
ASSETS:
Investment at net asset value	$9,095,405	$4,872	$2,270,585	$2,433	$3,666
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	488	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	(488)	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$9,095,405	$4,872	$2,270,585	$2,433	$3,666

Total shares outstanding	421,669	224	115,610	222	339

Net asset value per share (NAV)	$21.57	$21.75	$19.64	$10.94	$10.82

Total units outstanding	294,321	512	151,481	255	385

Variable accumulation unit value (lowest to highest)	$30.90 to $30.90	$9.52 to $9.52	$14.99 to $14.99	$9.52 to $9.52	$9.53 to $9.53

Identified cost of investment	$10,124,754	$4,687	$2,715,450	$2,348	$3,623

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP Freedom 2065 PortfolioSM— Initial Class	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class
ASSETS:
Investment at net asset value	$18,872	$49,384,922	$1,621,869	$2,784,290	$525,731
Dividends due and accrued	—	2	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	40,769	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(40,771)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$18,872	$49,384,922	$1,621,869	$2,784,290	$525,731

Total shares outstanding	1,772	49,384,920	39,529	38,936	15,994

Net asset value per share (NAV)	$10.65	$1.00	$41.03	$71.51	$32.87

Total units outstanding	1,981	4,605,038	141,167	50,861	44,222

Variable accumulation unit value (lowest to highest)	$9.53 to $9.53	$10.72 to $10.72	$11.49 to $11.49	$54.76 to $54.80	$11.89 to $11.89

Identified cost of investment	$19,817	$49,384,920	$2,610,388	$3,085,913	$566,577

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class
ASSETS:
Investment at net asset value	$246,352,605	$2,527,009	$18,323,485	$40,338,955	$8,532,411
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	(5,886)	—	—	—	245
Net receivable from (payable to) the Fund for shares sold or purchased	5,903	—	—	9	(244)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	17	—	—	9	1

Total net assets	$246,352,605	$2,527,009	$18,323,485	$40,338,955	$8,532,411

Total shares outstanding	657,326	151,409	1,949,307	3,735,088	260,770

Net asset value per share (NAV)	$374.78	$16.69	$9.40	$10.80	$32.72

Total units outstanding	5,100,301	252,068	1,846,242	2,186,084	164,147

Variable accumulation unit value (lowest to highest)	$48.24 to $57.14	$10.03 to $10.03	$9.92 to $9.92	$18.40 to $20.17	$51.83 to $63.61

Identified cost of investment	$201,934,114	$3,204,937	$21,454,795	$47,807,283	$8,901,746

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class	Fidelity® VIP Technology Portfolio— Initial Class	Fidelity® VIP Total Market Index Portfolio— Initial Class
ASSETS:
Investment at net asset value	$5,086,035	$11,683,814	$296,732	$964,905	$164,799
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	731	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	(731)	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$5,086,035	$11,683,814	$296,732	$964,905	$164,799

Total shares outstanding	234,379	706,397	29,614	46,080	11,916

Net asset value per share (NAV)	$21.70	$16.54	$10.02	$20.94	$13.83

Total units outstanding	209,703	742,594	25,616	72,499	13,595

Variable accumulation unit value (lowest to highest)	$24.26 to $24.26	$15.73 to $15.73	$11.58 to $11.58	$13.31 to $13.31	$12.12 to $12.12

Identified cost of investment	$5,126,500	$13,281,956	$330,834	$1,280,518	$182,873

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Fidelity® VIP Value Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. Capital Appreciation Fund— Series I Shares	Invesco V.I. Core Bond Fund— Series I Shares	Invesco V.I. Core Plus Bond Fund— Series I Shares
ASSETS:
Investment at net asset value	$1,441,951	$24,472	$52,947	$—	$184,512
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	8	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	8	—	—	—	—

Total net assets	$1,441,951	$24,472	$52,947	$—	$184,512

Total shares outstanding	86,190	1,683	1,523	—	33,186

Net asset value per share (NAV)	$16.73	$14.54	$34.77	$—	$5.56

Total units outstanding	79,298	570	1,701	—	19,868

Variable accumulation unit value (lowest to highest)	$18.11 to $18.46	$42.92 to $42.92	$31.13 to $31.13	$—	$9.29 to $9.29

Identified cost of investment	$1,266,080	$19,707	$79,086	$—	$221,875

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Invesco V.I. EQV International Equity Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. Main Street Mid Cap Fund®— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Flexible Bond Portfolio— Institutional Shares
ASSETS:
Investment at net asset value	$11,118,043	$2,521,770	$221,450	$19,585,855	$714,588
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	1	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	—

Total net assets	$11,118,043	$2,521,770	$221,450	$19,585,855	$714,588

Total shares outstanding	384,176	193,387	25,810	281,487	71,890

Net asset value per share (NAV)	$28.94	$13.04	$8.58	$69.58	$9.94

Total units outstanding	545,511	166,140	9,086	269,607	65,707

Variable accumulation unit value (lowest to highest)	$20.38 to $20.38	$13.14 to $15.32	$24.37 to $24.37	$72.65 to $72.65	$10.88 to $10.88

Identified cost of investment	$13,778,074	$2,867,643	$278,131	$23,921,857	$840,330

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Developing Growth Portfolio— Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC
ASSETS:
Investment at net asset value	$3,688,242	$472,264	$340,060	$108,384	$947,092
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	1	1	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	1	—	—

Total net assets	$3,688,242	$472,264	$340,060	$108,384	$947,092

Total shares outstanding	108,830	9,441	42,775	4,893	41,035

Net asset value per share (NAV)	$33.89	$50.02	$7.95	$22.15	$23.08

Total units outstanding	70,091	15,980	19,122	6,248	29,733

Variable accumulation unit value (lowest to highest)	$52.62 to $52.62	$29.31 to $30.52	$15.22 to $18.91	$17.35 to $17.35	$31.80 to $39.17

Identified cost of investment	$4,477,238	$488,835	$366,793	$154,164	$941,678

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Baron Growth Opportunities Fund— Standard Class	LVIP Delaware Limited-Term Diversified Income Fund— Standard Class	LVIP Delaware Value Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class
ASSETS:
Investment at net asset value	$4,943,960	$61,719	$22,663	$—	$257,299
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	731
Net receivable from (payable to) the Fund for shares sold or purchased	1	—	—	—	(731)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	—	—	—	—

Total net assets	$4,943,960	$61,719	$22,663	$—	$257,299

Total shares outstanding	79,663	950	2,471	—	18,027

Net asset value per share (NAV)	$62.06	$64.98	$9.17	$—	$14.27

Total units outstanding	109,657	5,242	2,374	—	22,359

Variable accumulation unit value (lowest to highest)	$33.59 to $45.60	$11.77 to $11.77	$9.55 to $9.55	$—	$11.51 to $11.51

Identified cost of investment	$4,972,975	$70,188	$23,923	$—	$301,154

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Developed International 150 Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class
ASSETS:
Investment at net asset value	$12,731,368	$3,488,525	$2,372,383	$273,449	$16,106,863
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	469
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	(469)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$12,731,368	$3,488,525	$2,372,383	$273,449	$16,106,863

Total shares outstanding	1,302,842	494,406	344,373	28,718	1,754,943

Net asset value per share (NAV)	$9.77	$7.06	$6.89	$9.52	$9.18

Total units outstanding	1,156,536	204,886	225,688	31,100	973,081

Variable accumulation unit value (lowest to highest)	$11.01 to $11.01	$17.03 to $17.03	$10.51 to $10.51	$8.79 to $8.79	$16.55 to $16.55

Identified cost of investment	$15,138,803	$4,144,996	$2,596,662	$380,205	$17,292,734

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MFS® Global Growth Portfolio— Initial Class	MFS® Global Real Estate Portfolio— Initial Class	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Growth Portfolio— Initial Class	MFS® International Intrinsic Value Portfolio— Initial Class
ASSETS:
Investment at net asset value	$54,692	$2,428,713	$2,314,466	$1,155,322	$20,775,129
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	1,377
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	(1,377)
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$54,692	$2,428,713	$2,314,466	$1,155,322	$20,775,129

Total shares outstanding	2,325	190,040	178,310	86,541	762,670

Net asset value per share (NAV)	$23.52	$12.78	$12.98	$13.35	$27.24

Total units outstanding	4,162	165,902	136,950	108,156	828,455

Variable accumulation unit value (lowest to highest)	$13.14 to $13.14	$14.64 to $14.64	$16.90 to $16.90	$10.68 to $10.68	$25.08 to $25.08

Identified cost of investment	$65,121	$2,925,462	$2,713,035	$1,304,591	$24,159,771

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Growth Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® New Discovery Value Portfolio— Initial Class
ASSETS:
Investment at net asset value	$121,175	$426,025	$6,767,927	$4,539	$3,652,352
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	1,834	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	1	—	(1,834)	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	1	—	—	—	—

Total net assets	$121,175	$426,025	$6,767,927	$4,539	$3,652,352

Total shares outstanding	3,755	59,501	736,445	401	460,574

Net asset value per share (NAV)	$32.27	$7.16	$9.19	$11.31	$7.93

Total units outstanding	2,264	35,553	390,808	97	293,058

Variable accumulation unit value (lowest to highest)	$53.43 to $53.43	$11.98 to $11.98	$17.32 to $17.32	$46.18 to $46.18	$12.46 to $12.46

Identified cost of investment	$95,696	$619,367	$6,935,705	$6,816	$3,566,876

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	MFS® Research International Portfolio— Initial Class	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF Global Infrastructure Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I
ASSETS:
Investment at net asset value	$7,173	$81,579,186	$620,165	$724,011	$865,854
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	1	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	1	—	—	—

Total net assets	$7,173	$81,579,186	$620,165	$724,011	$865,854

Total shares outstanding	475	3,785,577	115,272	103,430	66,707

Net asset value per share (NAV)	$15.10	$21.55	$5.38	$7.00	$12.98

Total units outstanding	736	1,852,243	28,002	46,485	26,624

Variable accumulation unit value (lowest to highest)	$9.75 to $9.75	$33.72 to $44.07	$22.15 to $22.15	$15.58 to $15.58	$32.29 to $38.04

Identified cost of investment	$7,251	$75,944,142	$830,522	$782,497	$1,131,815

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I	Neuberger Berman AMT Sustainable Equity Portfolio— Class I	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class
ASSETS:
Investment at net asset value	$64,264	$247,241	$1,384,732	$3,954,735	$26,296
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$64,264	$247,241	$1,384,732	$3,954,735	$26,296

Total shares outstanding	4,228	9,225	137,784	418,490	2,783

Net asset value per share (NAV)	$15.20	$26.80	$10.05	$9.45	$9.45

Total units outstanding	4,307	18,771	137,943	280,800	2,785

Variable accumulation unit value (lowest to highest)	$14.92 to $14.92	$13.17 to $13.17	$10.04 to $10.04	$14.09 to $14.09	$9.44 to $9.44

Identified cost of investment	$70,778	$229,443	$1,694,486	$4,683,044	$28,813

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT High Yield Portfolio— Institutional Class	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class
ASSETS:
Investment at net asset value	$2,180,239	$73,676	$67,899	$69,609	$16,018,317
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$2,180,239	$73,676	$67,899	$69,609	$16,018,317

Total shares outstanding	322,044	10,883	7,007	7,320	2,045,762

Net asset value per share (NAV)	$6.77	$6.77	$9.69	$9.51	$7.83

Total units outstanding	119,300	7,471	6,747	7,453	782,846

Variable accumulation unit value (lowest to highest)	$18.30 to $18.30	$9.86 to $9.86	$10.06 to $10.06	$9.34 to $9.34	$20.46 to $20.46

Identified cost of investment	$2,378,822	$78,176	$74,196	$77,540	$25,999,461

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Real Return Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Institutional Class
ASSETS:
Investment at net asset value	$23,341	$10,958,197	$184,614	$9,584,960	$58,124
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$23,341	$10,958,197	$184,614	$9,584,960	$58,124

Total shares outstanding	2,981	1,155,928	19,474	833,475	5,054

Net asset value per share (NAV)	$7.83	$9.48	$9.48	$11.50	$11.50

Total units outstanding	2,952	730,592	19,110	523,433	5,600

Variable accumulation unit value (lowest to highest)	$7.91 to $7.91	$15.00 to $15.00	$9.66 to $9.66	$18.24 to $18.24	$10.38 to $10.38

Identified cost of investment	$34,244	$11,821,786	$188,949	$10,884,682	$66,332

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	Schwab® S&P 500 Index Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio
ASSETS:
Investment at net asset value	$18,990,625	$140,847	$922,112	$4,910,423	$69,077,933
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$18,990,625	$140,847	$922,112	$4,910,423	$69,077,933

Total shares outstanding	2,114,769	15,684	16,355	171,334	2,232,642

Net asset value per share (NAV)	$8.98	$8.98	$56.38	$28.66	$30.94

Total units outstanding	988,156	15,295	98,132	72,197	1,395,185

Variable accumulation unit value (lowest to highest)	$19.27 to $19.27	$9.21 to $9.21	$9.40 to $9.40	$68.01 to $68.01	$49.51 to $49.51

Identified cost of investment	$23,397,919	$159,156	$1,001,256	$6,645,090	$96,457,643

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Moderate Allocation Portfolio	Thrivent Aggressive Allocation Portfolio
ASSETS:
Investment at net asset value	$1,477,124	$3,050,504	$903,381	$2,069,821	$5,967
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	3	3	2	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	3	3	2	—	—

Total net assets	$1,477,124	$3,050,504	$903,381	$2,069,821	$5,967

Total shares outstanding	58,803	233,934	196,815	116,217	386

Net asset value per share (NAV)	$25.12	$13.04	$4.59	$17.81	$15.45

Total units outstanding	35,767	121,879	62,082	67,422	521

Variable accumulation unit value (lowest to highest)	$38.38 to $42.87	$24.25 to $25.15	$14.51 to $14.69	$30.70 to $30.70	$11.46 to $11.46

Identified cost of investment	$1,250,544	$3,565,607	$945,968	$2,334,963	$6,770

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Thrivent Diversified Income Plus Portfolio	Thrivent Global Stock Portfolio	Thrivent Large Cap Growth Portfolio	Thrivent Mid Cap Index Portfolio	Thrivent Mid Cap Stock Portfolio
ASSETS:
Investment at net asset value	$75,017	$5,701	$58,983	$1,553,549	$51,375
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$75,017	$5,701	$58,983	$1,553,549	$51,375

Total shares outstanding	10,633	500	1,614	82,008	2,825

Net asset value per share (NAV)	$7.06	$11.39	$36.55	$18.94	$18.18

Total units outstanding	7,485	511	5,028	127,010	4,007

Variable accumulation unit value (lowest to highest)	$10.02 to $10.02	$11.16 to $11.16	$11.73 to $11.73	$12.23 to $12.23	$12.82 to $12.82

Identified cost of investment	$85,849	$6,306	$86,040	$1,705,264	$57,922

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Thrivent Small Cap Index Portfolio	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares
ASSETS:
Investment at net asset value	$33,423,451	$191,179	$205,161	$145,080	$79,672
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$33,423,451	$191,179	$205,161	$145,080	$79,672

Total shares outstanding	1,838,373	11,743	16,519	12,202	4,989

Net asset value per share (NAV)	$18.18	$16.28	$12.42	$11.89	$15.97

Total units outstanding	2,589,982	7,390	11,758	9,709	3,436

Variable accumulation unit value (lowest to highest)	$12.90 to $12.90	$25.87 to $25.87	$17.45 to $17.45	$14.94 to $14.94	$23.19 to $23.19

Identified cost of investment	$32,170,803	$169,183	$195,661	$139,136	$70,248

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares	Victory RS Small Cap Growth Equity VIP Series— Class I Shares
ASSETS:
Investment at net asset value	$31,036	$24,792	$219,696	$358,433	$2,416,713
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$31,036	$24,792	$219,696	$358,433	$2,416,713

Total shares outstanding	5,592	10,505	17,436	50,201	304,372

Net asset value per share (NAV)	$5.55	$2.36	$12.60	$7.14	$7.94

Total units outstanding	1,962	1,566	10,841	26,486	256,021

Variable accumulation unit value (lowest to highest)	$15.82 to $15.82	$15.83 to $15.83	$20.27 to $20.27	$13.53 to $13.53	$9.44 to $9.44

Identified cost of investment	$46,723	$44,072	$200,932	$399,265	$4,492,621

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Voya High Yield Portfolio— Class I	Voya Index Solution 2030 Portfolio— Class Z	Voya Index Solution 2040 Portfolio— Class Z	Voya Index Solution 2050 Portfolio— Class Z	Voya Limited Maturity Bond Portfolio— Class I
ASSETS:
Investment at net asset value	$22,435	$104,362	$111,693	$43,077	$3,383,867
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$22,435	$104,362	$111,693	$43,077	$3,383,867

Total shares outstanding	2,723	7,232	7,132	2,676	359,222

Net asset value per share (NAV)	$8.24	$14.43	$15.66	$16.10	$9.42

Total units outstanding	2,295	8,805	8,782	3,312	343,144

Variable accumulation unit value (lowest to highest)	$9.78 to $9.78	$11.85 to $11.85	$12.72 to $12.72	$13.01 to $13.01	$9.86 to $9.86

Identified cost of investment	$25,475	$121,827	$136,007	$46,902	$3,598,009

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	Voya MidCap Opportunities Portfolio— Class I	Voya Russell™ Mid Cap Index Portfolio— Class I	Voya Small Company Portfolio— Class I	VY® JPMorgan Mid Cap Value Portfolio— Class I	VY® JPMorgan Small Cap Core Equity Portfolio— Class I
ASSETS:
Investment at net asset value	$111,205	$18,985,488	$2,095,940	$232,437	$2,534,184
Dividends due and accrued	—	—	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—	—	—

Total net assets	$111,205	$18,985,488	$2,095,940	$232,437	$2,534,184

Total shares outstanding	26,991	1,754,666	163,108	15,272	178,589

Net asset value per share (NAV)	$4.12	$10.82	$12.85	$15.22	$14.19

Total units outstanding	7,879	674,201	131,012	19,386	222,243

Variable accumulation unit value (lowest to highest)	$14.11 to $14.11	$27.42 to $28.16	$16.00 to $16.00	$11.99 to $11.99	$11.40 to $11.40

Identified cost of investment	$168,639	$20,309,175	$2,381,048	$262,161	$3,179,291

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Assets and Liabilities (Continued)

As of December 31, 2022

	VY® Morgan Stanley Global Franchise Portfolio— Class R6	VY® T. Rowe Price Capital Appreciation Portfolio— Class I	Western Asset Core Plus VIT Portfolio— Class I
ASSETS:
Investment at net asset value	$112,939	$732,876	$3,575,419
Dividends due and accrued	—	—	—
Net receivable from (payable to) New York Life Insurance and Annuity Corporation	—	—	—
Net receivable from (payable to) the Fund for shares sold or purchased	—	—	—
LIABILITIES:
Liability to New York Life Insurance and Annuity Corporation for:
Mortality and expense risk charges	—	—	—

Total net assets	$112,939	$732,876	$3,575,419

Total shares outstanding	7,626	29,516	741,788

Net asset value per share (NAV)	$14.81	$24.83	$4.82

Total units outstanding	9,235	56,221	401,736

Variable accumulation unit value (lowest to highest)	$12.23 to $12.23	$13.04 to $13.04	$8.90 to $8.90

Identified cost of investment	$134,689	$859,984	$4,175,488

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations

For the year ended December 31, 2022

	MainStay VP American Century Sustainable Equity— Initial Class	MainStay VP Bond— Initial Class	MainStay VP Candriam Emerging Markets Equity— Initial Class	MainStay VP Epoch U.S. Equity Yield— Initial Class	MainStay VP Fidelity Institutional AM® Utilities— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$42,947	$498,207	$19,523	$41,428	$72,225
Mortality and expense risk charges	(1,351)	(3,119)	—	(116)	(650)

Net investment income (loss)	41,596	495,088	19,523	41,312	71,575

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	181,117	8,462,031	80,975	319,508	314,471
Cost of investments sold	(166,260)	(8,863,772)	(88,333)	(285,632)	(276,405)

Net realized gain (loss) on investments	14,857	(401,741)	(7,358)	33,876	38,066
Realized gain distribution received	273,776	—	271,029	44,364	172,994
Change in unrealized appreciation (depreciation) on investments	(534,584)	(4,333,447)	(1,019,961)	(170,549)	(99,903)

Net gain (loss) on investments	(245,951)	(4,735,188)	(756,290)	(92,309)	111,157

Net increase (decrease) in net assets resulting from operations	$(204,355)	$(4,240,100)	$(736,767)	$(50,997)	$182,732

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP Floating Rate— Initial Class	MainStay VP Income Builder— Initial Class	MainStay VP IQ Hedge Multi- Strategy— Initial Class	MainStay VP Janus Henderson Balanced— Initial Class	MainStay VP MacKay Convertible— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$184,962	$319,749	$2,792	$94,547	$20,839,513
Mortality and expense risk charges	—	(33,541)	—	(3,719)	(1,566,636)

Net investment income (loss)	184,962	286,208	2,792	90,828	19,272,877

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	677,894	561,765	23,077	1,911,100	12,652,955
Cost of investments sold	(695,259)	(540,842)	(23,541)	(1,643,119)	(14,293,555)

Net realized gain (loss) on investments	(17,365)	20,923	(464)	267,981	(1,640,600)
Realized gain distribution received	—	1,097,934	—	604,872	70,542,948
Change in unrealized appreciation (depreciation) on investments	(213,220)	(3,160,729)	(16,397)	(2,648,374)	(178,747,847)

Net gain (loss) on investments	(230,585)	(2,041,872)	(16,861)	(1,775,521)	(109,845,499)

Net increase (decrease) in net assets resulting from operations	$(45,623)	$(1,755,664)	$(14,069)	$(1,684,693)	$(90,572,622)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP MacKay Government— Initial Class	MainStay VP MacKay High Yield Corporate Bond— Initial Class	MainStay VP MacKay International Equity— Initial Class	MainStay VP Natural Resources— Initial Class	MainStay VP S&P 500 Index— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$15,786	$2,230,845	$152,194	$49,311	$6,192,775
Mortality and expense risk charges	—	(9,896)	(141,169)	—	(1,045,567)

Net investment income (loss)	15,786	2,220,949	11,025	49,311	5,147,208

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	255,754	7,108,163	1,832,923	1,310,515	10,457,276
Cost of investments sold	(288,147)	(7,925,475)	(2,284,995)	(553,977)	(3,535,381)

Net realized gain (loss) on investments	(32,393)	(817,312)	(452,072)	756,538	6,921,895
Realized gain distribution received	—	—	10,696,359	—	13,460,373
Change in unrealized appreciation (depreciation) on investments	(80,090)	(5,341,018)	(30,019,923)	600,377	(117,591,902)

Net gain (loss) on investments	(112,483)	(6,158,330)	(19,775,636)	1,356,915	(97,209,634)

Net increase (decrease) in net assets resulting from operations	$(96,697)	$(3,937,381)	$(19,764,611)	$1,406,226	$(92,062,426)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP Small Cap Growth— Initial Class	MainStay VP U.S. Government Money Market— Initial Class	MainStay VP Wellington Growth— Initial Class	MainStay VP Wellington Mid Cap— Initial Class	MainStay VP Wellington Small Cap— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$397,475	$—	$—	$31,023
Mortality and expense risk charges	—	(3,654)	—	—	—

Net investment income (loss)	—	393,821	—	—	31,023

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,622,864	16,847,747	18,578	3,147,634	235,417
Cost of investments sold	(1,752,857)	(16,847,746)	(18,075)	(3,301,919)	(347,675)

Net realized gain (loss) on investments	(129,993)	1	503	(154,285)	(112,258)
Realized gain distribution received	1,099,732	—	12,932	9,871,901	714,689
Change in unrealized appreciation (depreciation) on investments	(2,509,017)	(1)	(36,601)	(15,749,292)	(1,258,632)

Net gain (loss) on investments	(1,539,278)	—	(23,166)	(6,031,676)	(656,201)

Net increase (decrease) in net assets resulting from operations	$(1,539,278)	$393,821	$(23,166)	$(6,031,676)	$(625,178)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MainStay VP Wellington U.S. Equity— Initial Class	MainStay VP Winslow Large Cap Growth— Initial Class	AB VPS Growth and Income Portfolio— Class A	AB VPS International Value Portfolio— Class A	AB VPS Large Cap Growth Portfolio— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$9,109	$—	$1,396	$2	$—
Mortality and expense risk charges	(1,917)	(115)	—	—	—

Net investment income (loss)	7,192	(115)	1,396	2	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	491,368	857,542	12,827	4	902,248
Cost of investments sold	(526,971)	(765,843)	(9,120)	(5)	(803,539)

Net realized gain (loss) on investments	(35,603)	91,699	3,707	(1)	98,709
Realized gain distribution received	263,456	1,306,469	15,889	—	778,413
Change in unrealized appreciation (depreciation) on investments	(616,538)	(3,724,580)	(25,587)	(9)	(3,404,850)

Net gain (loss) on investments	(388,685)	(2,326,412)	(5,991)	(10)	(2,527,728)

Net increase (decrease) in net assets resulting from operations	$(381,493)	$(2,326,527)	$(4,595)	$(8)	$(2,527,728)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	AB VPS Small Cap Growth Portfolio— Class A	AB VPS Small/Mid Cap Value Portfolio— Class A	Alger Weatherbie Specialized Growth Portfolio— Class I-2	American Century Investments® VP Inflation Protection Fund— Class I	American Century Investments® VP Inflation Protection Fund— Class II
INVESTMENT INCOME (LOSS):
Dividend income	$—	$27,005	$—	$575	$104,982
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	—	27,005	—	575	104,982

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	40,146	1,216,668	270,436	173	647,856
Cost of investments sold	(94,924)	(957,682)	(420,256)	(184)	(637,261)

Net realized gain (loss) on investments	(54,778)	258,986	(149,820)	(11)	10,595
Realized gain distribution received	207,980	364,157	25,136	45	11,667
Change in unrealized appreciation (depreciation) on investments	(426,641)	(1,088,810)	(497,253)	(1,940)	(420,076)

Net gain (loss) on investments	(273,439)	(465,667)	(621,937)	(1,906)	(397,814)

Net increase (decrease) in net assets resulting from operations	$(273,439)	$(438,662)	$(621,937)	$(1,331)	$(292,832)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	American Century Investments® VP Mid Cap Value Fund— Class I	American Century Investments® VP Mid Cap Value Fund— Class II	American Century Investments® VP Value Fund— Class I	American Century Investments® VP Value Fund— Class II	American Funds IS American Funds Global Balanced Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$458	$19,100	$361	$41,351	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	458	19,100	361	41,351	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,031	217,354	271	129,439	388
Cost of investments sold	(1,134)	(219,073)	(209)	(105,916)	(424)

Net realized gain (loss) on investments	(103)	(1,719)	62	23,523	(36)
Realized gain distribution received	1,619	122,851	1,040	165,380	67
Change in unrealized appreciation (depreciation) on investments	(1,070)	(153,623)	(1,266)	(234,062)	(452)

Net gain (loss) on investments	446	(32,491)	(164)	(45,159)	(421)

Net increase (decrease) in net assets resulting from operations	$904	$(13,391)	$197	$(3,808)	$(421)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	American Funds IS Asset Allocation Fund— Class 1	American Funds IS Capital World Bond Fund®— Class 1	American Funds IS Global Growth Fund— Class 1	American Funds IS Global Small Capitalization Fund— Class 1	American Funds IS Growth Fund— Class 1
INVESTMENT INCOME (LOSS):
Dividend income	$404,294	$266	$37,683	$—	$93,307
Mortality and expense risk charges	(11,261)	—	—	—	(371)

Net investment income (loss)	393,033	266	37,683	—	92,936

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,177,683	6,571	792,871	190,592	3,903,038
Cost of investments sold	(1,126,377)	(8,324)	(746,158)	(226,621)	(3,031,561)

Net realized gain (loss) on investments	51,306	(1,753)	46,713	(36,029)	871,477
Realized gain distribution received	1,887,169	1,455	450,823	244,013	2,246,998
Change in unrealized appreciation (depreciation) on investments	(5,054,297)	(17,358)	(1,776,883)	(513,347)	(8,933,300)

Net gain (loss) on investments	(3,115,822)	(17,656)	(1,279,347)	(305,363)	(5,814,825)

Net increase (decrease) in net assets resulting from operations	$(2,722,789)	$(17,390)	$(1,241,664)	$(305,363)	$(5,721,889)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	American Funds IS Growth- Income Fund— Class 1	American Funds IS International Fund— Class 1	American Funds IS New World Fund®— Class 1	American Funds IS Washington Mutual Investors FundSM— Class 1	BlackRock® Global Allocation V.I. Fund— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$44,411	$226,458	$222,561	$14,563	$—
Mortality and expense risk charges	—	(268)	(90)	—	(190)

Net investment income (loss)	44,411	226,190	222,471	14,563	(190)

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	463,813	2,269,019	3,267,085	158,641	466,703
Cost of investments sold	(418,358)	(2,677,888)	(3,025,576)	(120,920)	(526,689)

Net realized gain (loss) on investments	45,455	(408,869)	241,509	37,721	(59,986)
Realized gain distribution received	287,562	1,575,323	1,263,090	136,471	79,985
Change in unrealized appreciation (depreciation) on investments	(937,151)	(4,165,482)	(5,715,804)	(232,860)	(1,187,531)

Net gain (loss) on investments	(604,134)	(2,999,028)	(4,211,205)	(58,668)	(1,167,532)

Net increase (decrease) in net assets resulting from operations	$(559,723)	$(2,772,838)	$(3,988,734)	$(44,105)	$(1,167,722)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	BlackRock® High Yield V.I. Fund— Class I	BNY Mellon IP Technology Growth Portfolio— Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares (a)	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares	ClearBridge Variable Appreciation Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$76,889	$—	$—	$—	$288
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	76,889	—	—	—	288

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,195,686	823,812	30	674	2,335
Cost of investments sold	(1,345,759)	(815,447)	(31)	(423)	(1,830)

Net realized gain (loss) on investments	(150,073)	8,365	(1)	251	505
Realized gain distribution received	—	317,907	—	2,021	1,274
Change in unrealized appreciation (depreciation) on investments	(191,241)	(2,570,725)	(343)	(4,143)	(5,100)

Net gain (loss) on investments	(341,314)	(2,244,453)	(344)	(1,871)	(3,321)

Net increase (decrease) in net assets resulting from operations	$(264,425)	$(2,244,453)	$(344)	$(1,871)	$(3,033)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	ClearBridge Variable Large Cap Growth Portfolio— Class I	ClearBridge Variable Small Cap Growth Portfolio— Class I	Columbia Variable Portfolio— Disciplined Core Fund— Class 1	Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1 (a)
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$—	$881	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	—	—	—	881	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	48,876	43,436	472	556	50
Cost of investments sold	(41,154)	(61,162)	(550)	(689)	(49)

Net realized gain (loss) on investments	7,722	(17,726)	(78)	(133)	1
Realized gain distribution received	44,822	2,617	—	—	—
Change in unrealized appreciation (depreciation) on investments	(253,092)	(33,405)	(5,685)	(4,402)	186

Net gain (loss) on investments	(200,548)	(48,514)	(5,763)	(4,535)	187

Net increase (decrease) in net assets resulting from operations	$(200,548)	$(48,514)	$(5,763)	$(3,654)	$187

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Columbia Variable Portfolio— Strategic Income Fund— Class 1	Davis Value Portfolio	Delaware VIP® Emerging Markets Series— Standard Class	Delaware VIP® International Series— Standard Class	Delaware VIP® Small Cap Value Series— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$1,650	$3,951	$141,190	$1,890	$59,380
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	1,650	3,951	141,190	1,890	59,380

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	8,803	29,187	489,725	22,927	1,542,259
Cost of investments sold	(10,765)	(28,094)	(506,153)	(23,821)	(904,202)

Net realized gain (loss) on investments	(1,962)	1,093	(16,428)	(894)	638,057
Realized gain distribution received	2,298	69,541	—	10,452	491,283
Change in unrealized appreciation (depreciation) on investments	74,457	(149,709)	(1,274,422)	(39,137)	(2,151,123)

Net gain (loss) on investments	74,793	(79,075)	(1,290,850)	(29,579)	(1,021,783)

Net increase (decrease) in net assets resulting from operations	$76,443	$(75,124)	$(1,149,660)	$(27,689)	$(962,403)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	DFA VA Global Bond Portfolio	DFA VA Global Moderate Allocation Portfolio	DFA VA International Small Portfolio	DFA VA International Value Portfolio	DFA VA U.S. Large Value Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$82,050	$28,362	$165,238	$68,751	$258,112
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	82,050	28,362	165,238	68,751	258,112

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,095,114	170,326	1,807,607	121,904	13,986,341
Cost of investments sold	(3,371,162)	(156,427)	(1,770,143)	(104,008)	(13,915,028)

Net realized gain (loss) on investments	(276,048)	13,899	37,464	17,896	71,313
Realized gain distribution received	—	27,680	112,494	19,106	139,511
Change in unrealized appreciation (depreciation) on investments	(314,599)	(319,789)	(1,631,184)	(151,925)	(1,745,110)

Net gain (loss) on investments	(590,647)	(278,210)	(1,481,226)	(114,923)	(1,534,286)

Net increase (decrease) in net assets resulting from operations	$(508,597)	$(249,848)	$(1,315,988)	$(46,172)	$(1,276,174)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	DFA VA U.S. Targeted Value Portfolio	DFA VIT Inflation- Protected Securities Portfolio	DWS Alternative Asset Allocation VIP— Class A	DWS Global Small Cap VIP— Class A	DWS Small Cap Index VIP— Class A
INVESTMENT INCOME (LOSS):
Dividend income	$124,947	$1,256,788	$5,891	$189	$284,631
Mortality and expense risk charges	—	—	—	—	(124)

Net investment income (loss)	124,947	1,256,788	5,891	189	284,507

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,615,754	3,240,008	12,623	1,428	2,354,185
Cost of investments sold	(1,912,941)	(3,144,203)	(11,580)	(1,425)	(2,863,721)

Net realized gain (loss) on investments	702,813	95,805	1,043	3	(509,536)
Realized gain distribution received	740,105	—	81	6,066	5,354,080
Change in unrealized appreciation (depreciation) on investments	(1,845,473)	(3,513,501)	(13,393)	(16,349)	(12,834,104)

Net gain (loss) on investments	(402,555)	(3,417,696)	(12,269)	(10,280)	(7,989,560)

Net increase (decrease) in net assets resulting from operations	$(277,608)	$(2,160,908)	$(6,378)	$(10,091)	$(7,705,053)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	DWS Small Mid Cap Value VIP— Class A	Fidelity® VIP Balanced Portfolio— Initial Class	Fidelity® VIP Bond Index Portfolio— Initial Class	Fidelity® VIP ContrafundSM Portfolio— Initial Class	Fidelity® VIP Emerging Markets Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$5,577	$9,592	$381,930	$75,814	$44,755
Mortality and expense risk charges	—	—	—	(3,032)	(587)

Net investment income (loss)	5,577	9,592	381,930	72,782	44,168

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	108,585	94,072	1,598,495	1,791,838	492,583
Cost of investments sold	(111,363)	(110,193)	(1,877,142)	(1,410,006)	(469,659)

Net realized gain (loss) on investments	(2,778)	(16,121)	(278,647)	381,832	22,924
Realized gain distribution received	9,594	31,035	—	710,755	—
Change in unrealized appreciation (depreciation) on investments	(130,402)	(162,223)	(3,303,494)	(6,047,137)	(666,713)

Net gain (loss) on investments	(123,586)	(147,309)	(3,582,141)	(4,954,550)	(643,789)

Net increase (decrease) in net assets resulting from operations	$(118,009)	$(137,717)	$(3,200,211)	$(4,881,768)	$(599,621)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class	Fidelity® VIP Extended Market Index Portfolio— Initial Class	Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$33,404	$42,113	$13,738	$307,216	$375,391
Mortality and expense risk charges	(135)	—	—	(169)	—

Net investment income (loss)	33,269	42,113	13,738	307,047	375,391

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	593,954	435,666	79,784	4,321,217	3,150,441
Cost of investments sold	(529,043)	(450,039)	(82,719)	(4,408,650)	(3,010,884)

Net realized gain (loss) on investments	64,911	(14,373)	(2,935)	(87,433)	139,557
Realized gain distribution received	58,528	58,521	40,047	1,457,469	1,225,789
Change in unrealized appreciation (depreciation) on investments	(243,025)	(632,865)	(151,622)	(4,209,134)	(5,349,672)

Net gain (loss) on investments	(119,586)	(588,717)	(114,510)	(2,839,098)	(3,984,326)

Net increase (decrease) in net assets resulting from operations	$(86,317)	$(546,604)	$(100,772)	$(2,532,051)	$(3,608,935)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2045 PortfolioSM— Initial Class (a)	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2055 PortfolioSM— Initial Class (a)	Fidelity® VIP Freedom 2060 PortfolioSM— Initial Class (a)
INVESTMENT INCOME (LOSS):
Dividend income	$151,068	$60	$38,548	$34	$52
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	151,068	60	38,548	34	52

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	962,864	6	893,624	2	9
Cost of investments sold	(873,820)	(6)	(939,156)	(2)	(8)

Net realized gain (loss) on investments	89,044	—	(45,532)	—	1
Realized gain distribution received	698,352	1	190,312	4	17
Change in unrealized appreciation (depreciation) on investments	(2,807,703)	185	(616,345)	85	43

Net gain (loss) on investments	(2,020,307)	186	(471,565)	89	61

Net increase (decrease) in net assets resulting from operations	$(1,869,239)	$246	$(433,017)	$123	$113

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP Freedom 2065 PortfolioSM— Initial Class (a)	Fidelity® VIP Government Money Market Portfolio— Initial Class	Fidelity® VIP Growth Opportunities Portfolio— Initial Class	Fidelity® VIP Growth Portfolio— Initial Class	Fidelity® VIP Health Care Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$268	$699,922	$—	$19,645	$—
Mortality and expense risk charges	—	—	—	(82)	—

Net investment income (loss)	268	699,922	—	19,563	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	85	34,231,983	341,071	236,090	29,011
Cost of investments sold	(92)	(34,231,983)	(405,887)	(210,932)	(30,473)

Net realized gain (loss) on investments	(7)	—	(64,816)	25,158	(1,462)
Realized gain distribution received	49	—	312,639	236,819	24,548
Change in unrealized appreciation (depreciation) on investments	(945)	—	(1,071,855)	(1,234,800)	(67,438)

Net gain (loss) on investments	(903)	—	(824,032)	(972,823)	(44,352)

Net increase (decrease) in net assets resulting from operations	$(635)	$699,922	$(824,032)	$(953,260)	$(44,352)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP Index 500 Portfolio— Initial Class	Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	Fidelity® VIP International Index Portfolio— Initial Class	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class	Fidelity® VIP Mid Cap Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$3,838,303	$7,239	$421,727	$924,785	$44,427
Mortality and expense risk charges	(6,673)	—	—	(3,423)	(335)

Net investment income (loss)	3,831,630	7,239	421,727	921,362	44,092

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	20,503,402	422,365	2,982,587	9,871,076	865,717
Cost of investments sold	(11,096,602)	(483,241)	(3,181,985)	(10,938,842)	(853,979)

Net realized gain (loss) on investments	9,406,800	(60,876)	(199,398)	(1,067,766)	11,738
Realized gain distribution received	1,906,079	216,783	—	2,048,370	582,961
Change in unrealized appreciation (depreciation) on investments	(68,936,924)	(1,117,066)	(3,718,998)	(7,291,134)	(2,171,618)

Net gain (loss) on investments	(57,624,045)	(961,159)	(3,918,396)	(6,310,530)	(1,576,919)

Net increase (decrease) in net assets resulting from operations	$(53,792,415)	$(953,920)	$(3,496,669)	$(5,389,168)	$(1,532,827)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP Overseas Portfolio— Initial Class	Fidelity® VIP Real Estate Portfolio— Initial Class	Fidelity® VIP Strategic Income Portfolio— Initial Class	Fidelity® VIP Technology Portfolio— Initial Class	Fidelity® VIP Total Market Index Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$57,501	$177,468	$11,260	$—	$2,390
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	57,501	177,468	11,260	—	2,390

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	174,069	582,083	137,091	77,723	6,125
Cost of investments sold	(135,450)	(467,559)	(145,270)	(63,749)	(5,037)

Net realized gain (loss) on investments	38,619	114,524	(8,179)	13,974	1,088
Realized gain distribution received	49,451	346,304	255	99,585	215
Change in unrealized appreciation (depreciation) on investments	(1,840,620)	(4,547,207)	(33,697)	(607,988)	(31,098)

Net gain (loss) on investments	(1,752,550)	(4,086,379)	(41,621)	(494,429)	(29,795)

Net increase (decrease) in net assets resulting from operations	$(1,695,049)	$(3,908,911)	$(30,361)	$(494,429)	$(27,405)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Fidelity® VIP Value Portfolio— Initial Class	Fidelity® VIP Value Strategies Portfolio— Service Class 2	Invesco V.I. Capital Appreciation Fund— Series I Shares	Invesco V.I. Core Bond Fund— Series I Shares	Invesco V.I. Core Plus Bond Fund— Series I Shares
INVESTMENT INCOME (LOSS):
Dividend income	$19,256	$220	$—	$25	$1,089
Mortality and expense risk charges	(2,851)	—	—	—	—

Net investment income (loss)	16,405	220	—	25	1,089

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	109,049	53,642	2,730	811	15,853
Cost of investments sold	(93,804)	(28,612)	(2,671)	(895)	(18,418)

Net realized gain (loss) on investments	15,245	25,030	59	(84)	(2,565)
Realized gain distribution received	49,735	1,599	21,365	—	118
Change in unrealized appreciation (depreciation) on investments	(150,783)	(30,220)	(45,723)	(3)	(27,974)

Net gain (loss) on investments	(85,803)	(3,591)	(24,299)	(87)	(30,421)

Net increase (decrease) in net assets resulting from operations	$(69,398)	$(3,371)	$(24,299)	$(62)	$(29,332)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Invesco V.I. EQV International Equity Fund— Series I Shares	Invesco V.I. Global Real Estate Fund— Series I Shares	Invesco V.I. Main Street Mid Cap Fund®— Series I Shares	Janus Henderson Enterprise Portfolio— Institutional Shares	Janus Henderson Flexible Bond Portfolio— Institutional Shares
INVESTMENT INCOME (LOSS):
Dividend income	$196,520	$70,397	$817	$40,633	$18,743
Mortality and expense risk charges	—	(402)	—	—	—

Net investment income (loss)	196,520	69,995	817	40,633	18,743

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	2,677,434	411,130	8,869	3,170,207	12,422
Cost of investments sold	(3,017,271)	(416,616)	(10,154)	(3,297,265)	(13,082)

Net realized gain (loss) on investments	(339,837)	(5,486)	(1,285)	(127,058)	(660)
Realized gain distribution received	1,253,551	—	48,790	3,286,687	14,172
Change in unrealized appreciation (depreciation) on investments	(3,526,528)	(770,014)	(86,337)	(6,913,870)	(146,424)

Net gain (loss) on investments	(2,612,814)	(775,500)	(38,832)	(3,754,241)	(132,912)

Net increase (decrease) in net assets resulting from operations	$(2,416,294)	$(705,505)	$(38,015)	$(3,713,608)	$(114,169)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Janus Henderson Forty Portfolio— Institutional Shares	Janus Henderson Global Research Portfolio— Institutional Shares	Lazard Retirement International Equity Portfolio— Service Shares	Lord Abbett Series Fund Developing Growth Portfolio— Class VC	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC
INVESTMENT INCOME (LOSS):
Dividend income	$8,082	$5,324	$12,825	$—	$7,993
Mortality and expense risk charges	—	(298)	(228)	—	(90)

Net investment income (loss)	8,082	5,026	12,597	—	7,903

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	419,315	61,666	53,442	56,310	37,857
Cost of investments sold	(359,939)	(42,749)	(45,303)	(73,431)	(36,477)

Net realized gain (loss) on investments	59,376	18,917	8,139	(17,121)	1,380
Realized gain distribution received	658,312	56,623	39,422	—	60,732
Change in unrealized appreciation (depreciation) on investments	(2,701,027)	(201,586)	(127,000)	(54,318)	(193,911)

Net gain (loss) on investments	(1,983,339)	(126,046)	(79,439)	(71,439)	(131,799)

Net increase (decrease) in net assets resulting from operations	$(1,975,257)	$(121,020)	$(66,842)	$(71,439)	$(123,896)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

.	LVIP Baron Growth Opportunities Fund— Service Class	LVIP Baron Growth Opportunities Fund— Standard Class	LVIP Delaware Limited-Term Diversified Income Fund— Standard Class	LVIP Delaware Value Fund— Standard Class	LVIP Mondrian International Value Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$—	$—	$578	$—	$7,538
Mortality and expense risk charges	(420)	—	—	—	—

Net investment income (loss)	(420)	—	578	—	7,538

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	577,381	4,758	534	14	26,068
Cost of investments sold	(458,666)	(4,041)	(564)	(17)	(28,119)

Net realized gain (loss) on investments	118,715	717	(30)	(3)	(2,051)
Realized gain distribution received	389,372	4,663	—	1	—
Change in unrealized appreciation (depreciation) on investments	(2,299,494)	(19,864)	(1,085)	1	(37,718)

Net gain (loss) on investments	(1,791,407)	(14,484)	(1,115)	(1)	(39,769)

Net increase (decrease) in net assets resulting from operations	$(1,791,827)	$(14,484)	$(537)	$(1)	$(32,231)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	LVIP SSgA Bond Index Fund— Standard Class	LVIP SSgA Developed International 150 Fund— Standard Class	LVIP SSgA Emerging Markets 100 Fund— Standard Class	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class	LVIP SSgA International Index Fund— Standard Class
INVESTMENT INCOME (LOSS):
Dividend income	$289,388	$272,494	$250,300	$8,797	$713,613
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	289,388	272,494	250,300	8,797	713,613

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,801,304	305,478	461,634	3,127	1,144,864
Cost of investments sold	(1,885,870)	(341,177)	(495,768)	(2,636)	(1,147,408)

Net realized gain (loss) on investments	(84,566)	(35,699)	(34,134)	491	(2,544)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,221,641)	(502,437)	(536,505)	(79,773)	(3,276,489)

Net gain (loss) on investments	(2,306,207)	(538,136)	(570,639)	(79,282)	(3,279,033)

Net increase (decrease) in net assets resulting from operations	$(2,016,819)	$(265,642)	$(320,339)	$(70,485)	$(2,565,420)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MFS® Global Growth Portfolio— Initial Class	MFS® Global Real Estate Portfolio— Initial Class	MFS® Global Tactical Allocation Portfolio— Initial Class	MFS® International Growth Portfolio— Initial Class	MFS® International Intrinsic Value Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$73	$43,594	$51,391	$6,668	$181,923
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	73	43,594	51,391	6,668	181,923

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	12,112	827,971	79,968	114,667	7,353,559
Cost of investments sold	(12,146)	(670,795)	(85,738)	(118,091)	(6,946,431)

Net realized gain (loss) on investments	(34)	157,176	(5,770)	(3,424)	407,128
Realized gain distribution received	4,440	190,337	154,616	63,262	1,011,625
Change in unrealized appreciation (depreciation) on investments	(13,615)	(1,271,840)	(383,094)	(253,107)	(8,873,722)

Net gain (loss) on investments	(9,209)	(924,327)	(234,248)	(193,269)	(7,454,969)

Net increase (decrease) in net assets resulting from operations	$(9,136)	$(880,733)	$(182,857)	$(186,601)	$(7,273,046)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MFS® Investors Trust Series— Initial Class	MFS® Mid Cap Growth Series— Initial Class	MFS® Mid Cap Value Portfolio— Initial Class	MFS® New Discovery Series— Initial Class	MFS® New Discovery Value Portfolio— Initial Class
INVESTMENT INCOME (LOSS):
Dividend income	$863	$—	$69,842	$—	$23,579
Mortality and expense risk charges	(319)	—	—	—	—

Net investment income (loss)	544	—	69,842	—	23,579

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	3,038	121,066	6,583,408	411	240,419
Cost of investments sold	(1,462)	(145,125)	(6,816,946)	(437)	(176,467)

Net realized gain (loss) on investments	1,576	(24,059)	(233,538)	(26)	63,952
Realized gain distribution received	16,540	54,152	582,235	1,537	795,864
Change in unrealized appreciation (depreciation) on investments	(43,331)	(178,973)	(966,412)	(3,553)	(1,324,492)

Net gain (loss) on investments	(25,215)	(148,880)	(617,715)	(2,042)	(464,676)

Net increase (decrease) in net assets resulting from operations	$(24,671)	$(148,880)	$(547,873)	$(2,042)	$(441,097)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	MFS® Research International Portfolio— Initial Class (a)	MFS® Value Series— Initial Class	Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	Morgan Stanley VIF Global Infrastructure Portfolio— Class I	Morgan Stanley VIF U.S. Real Estate Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$—	$1,108,540	$49,313	$18,709	$18,907
Mortality and expense risk charges	—	(447)	—	—	(166)

Net investment income (loss)	—	1,108,093	49,313	18,709	18,741

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1	8,530,696	67,343	33,360	679,602
Cost of investments sold	(1)	(7,785,027)	(82,764)	(36,248)	(874,873)

Net realized gain (loss) on investments	—	745,669	(15,421)	(2,888)	(195,271)
Realized gain distribution received	—	4,724,612	—	36,548	330,840
Change in unrealized appreciation (depreciation) on investments	(78)	(11,394,610)	(186,242)	(95,167)	(636,620)

Net gain (loss) on investments	(78)	(5,924,329)	(201,663)	(61,507)	(501,051)

Net increase (decrease) in net assets resulting from operations	$(78)	$(4,816,236)	$(152,350)	$(42,798)	$(482,310)

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I	Neuberger Berman AMT Sustainable Equity Portfolio— Class I	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class
INVESTMENT INCOME (LOSS):
Dividend income	$400	$1,162	$77,997	$59,059	$466
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	400	1,162	77,997	59,059	466

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,070	5,288	664,441	616,482	10,649
Cost of investments sold	(1,131)	(4,475)	(752,138)	(676,285)	(13,173)

Net realized gain (loss) on investments	(61)	813	(87,697)	(59,803)	(2,524)
Realized gain distribution received	9,797	24,679	—	58,927	407
Change in unrealized appreciation (depreciation) on investments	(17,157)	(83,486)	(308,931)	(541,441)	(1,294)

Net gain (loss) on investments	(7,421)	(57,994)	(396,628)	(542,317)	(3,411)

Net increase (decrease) in net assets resulting from operations	$(7,021)	$(56,832)	$(318,631)	$(483,258)	$(2,945)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	PIMCO VIT High Yield Portfolio— Administrative Class	PIMCO VIT High Yield Portfolio— Institutional Class	PIMCO VIT Income Portfolio— Institutional Class	PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class
INVESTMENT INCOME (LOSS):
Dividend income	$98,986	$2,219	$2,435	$1,007	$342,247
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	98,986	2,219	2,435	1,007	342,247

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,000,497	12,127	4,289	6,096	564,811
Cost of investments sold	(1,090,719)	(13,405)	(4,477)	(6,950)	(748,725)

Net realized gain (loss) on investments	(90,222)	(1,278)	(188)	(854)	(183,914)
Realized gain distribution received	—	—	5	23	—
Change in unrealized appreciation (depreciation) on investments	(186,061)	(4,479)	(6,283)	(6,446)	(5,959,164)

Net gain (loss) on investments	(276,283)	(5,757)	(6,466)	(7,277)	(6,143,078)

Net increase (decrease) in net assets resulting from operations	$(177,297)	$(3,538)	$(4,031)	$(6,270)	$(5,800,831)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class	PIMCO VIT Low Duration Portfolio— Administrative Class	PIMCO VIT Low Duration Portfolio— Institutional Class	PIMCO VIT Real Return Portfolio— Administrative Class	PIMCO VIT Real Return Portfolio— Institutional Class
INVESTMENT INCOME (LOSS):
Dividend income	$519	$189,575	$1,823	$744,056	$3,273
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	519	189,575	1,823	744,056	3,273

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	408	1,903,392	11,364	1,752,555	5,808
Cost of investments sold	(701)	(1,979,074)	(11,982)	(1,762,008)	(6,169)

Net realized gain (loss) on investments	(293)	(75,682)	(618)	(9,453)	(361)
Realized gain distribution received	—	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(8,347)	(808,257)	(3,945)	(2,116,924)	(8,809)

Net gain (loss) on investments	(8,640)	(883,939)	(4,563)	(2,126,377)	(9,170)

Net increase (decrease) in net assets resulting from operations	$(8,121)	$(694,364)	$(2,740)	$(1,382,321)	$(5,897)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	PIMCO VIT Total Return Portfolio— Administrative Class	PIMCO VIT Total Return Portfolio— Institutional Class	Schwab® S&P 500 Index Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$542,201	$3,831	$6,142	$—	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	542,201	3,831	6,142	—	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,807,842	118,053	47,780	371,438	17,340,707
Cost of investments sold	(6,364,090)	(131,152)	(47,854)	(437,406)	(15,953,096)

Net realized gain (loss) on investments	(556,248)	(13,099)	(74)	(65,968)	1,387,611
Realized gain distribution received	—	—	3,817	273,089	3,667,943
Change in unrealized appreciation (depreciation) on investments	(3,337,199)	(13,160)	(97,510)	(1,603,183)	(50,902,014)

Net gain (loss) on investments	(3,893,447)	(26,259)	(93,767)	(1,396,062)	(45,846,460)

Net increase (decrease) in net assets resulting from operations	$(3,351,246)	$(22,428)	$(87,625)	$(1,396,062)	$(45,846,460)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	T. Rowe Price Equity Index 500 Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Limited-Term Bond Portfolio	T. Rowe Price Moderate Allocation Portfolio	Thrivent Aggressive Allocation Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$19,479	$24,628	$18,913	$34,995	$29
Mortality and expense risk charges	(1,275)	(998)	(863)	—	—

Net investment income (loss)	18,204	23,630	18,050	34,995	29

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	278,600	267,938	201,731	196,257	2,914
Cost of investments sold	(193,308)	(271,089)	(203,071)	(183,747)	(3,286)

Net realized gain (loss) on investments	85,292	(3,151)	(1,340)	12,510	(372)
Realized gain distribution received	8,313	74,405	1,431	42,516	398
Change in unrealized appreciation (depreciation) on investments	(473,211)	(686,655)	(68,090)	(578,492)	(1,103)

Net gain (loss) on investments	(379,606)	(615,401)	(67,999)	(523,466)	(1,077)

Net increase (decrease) in net assets resulting from operations	$(361,402)	$(591,771)	$(49,949)	$(488,471)	$(1,048)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Thrivent Diversified Income Plus Portfolio	Thrivent Global Stock Portfolio	Thrivent Large Cap Growth Portfolio	Thrivent Mid Cap Index Portfolio	Thrivent Mid Cap Stock Portfolio
INVESTMENT INCOME (LOSS):
Dividend income	$1,486	$23	$—	$17,566	$88
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	1,486	23	—	17,566	88

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	1,670	4,992	3,233	80,618	6,465
Cost of investments sold	(1,757)	(5,728)	(4,147)	(83,485)	(6,055)

Net realized gain (loss) on investments	(87)	(736)	(914)	(2,867)	410
Realized gain distribution received	3,121	252	5,633	146,901	4,967
Change in unrealized appreciation (depreciation) on investments	(12,495)	(817)	(32,569)	(408,804)	(9,779)

Net gain (loss) on investments	(9,461)	(1,301)	(27,850)	(264,770)	(4,402)

Net increase (decrease) in net assets resulting from operations	$(7,975)	$(1,278)	$(27,850)	$(247,204)	$(4,314)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Thrivent Small Cap Index Portfolio	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares	TOPS® Balanced ETF Portfolio— Class 2 Shares	TOPS® Conservative ETF Portfolio— Class 2 Shares	TOPS® Growth ETF Portfolio— Class 2 Shares
INVESTMENT INCOME (LOSS):
Dividend income	$412,916	$2,356	$3,288	$2,663	$1,137
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	412,916	2,356	3,288	2,663	1,137

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,834,759	3,518	4,888	10,694	2,528
Cost of investments sold	(5,774,466)	(3,083)	(4,579)	(8,978)	(2,272)

Net realized gain (loss) on investments	60,293	435	309	1,716	256
Realized gain distribution received	2,930,041	130	3,209	2,378	477
Change in unrealized appreciation (depreciation) on investments	(10,039,476)	(39,459)	(33,038)	(21,428)	(15,922)

Net gain (loss) on investments	(7,049,142)	(38,894)	(29,520)	(17,334)	(15,189)

Net increase (decrease) in net assets resulting from operations	$(6,636,226)	$(36,538)	$(26,232)	$(14,671)	$(14,052)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares	TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	VanEck VIP Emerging Markets Bond Fund— Initial Class Shares	Victory RS Small Cap Growth Equity VIP Series— Class I Shares
INVESTMENT INCOME (LOSS):
Dividend income	$2,679	$3,976	$3,420	$15,980	$—
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	2,679	3,976	3,420	15,980	—

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	460	6,782	12,018	9,766	273,820
Cost of investments sold	(496)	(6,747)	(10,945)	(10,555)	(451,853)

Net realized gain (loss) on investments	(36)	35	1,073	(789)	(178,033)
Realized gain distribution received	13,318	16,003	2,833	—	616,135
Change in unrealized appreciation (depreciation) on investments	(20,950)	(24,357)	(41,154)	(42,917)	(1,635,521)

Net gain (loss) on investments	(7,668)	(8,319)	(37,248)	(43,706)	(1,197,419)

Net increase (decrease) in net assets resulting from operations	$(4,989)	$(4,343)	$(33,828)	$(27,726)	$(1,197,419)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Voya High Yield Portfolio— Class I	Voya Index Solution 2030 Portfolio— Class Z	Voya Index Solution 2040 Portfolio— Class Z	Voya Index Solution 2050 Portfolio— Class Z	Voya Limited Maturity Bond Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$1,078	$1,739	$1,893	$336	$59,617
Mortality and expense risk charges	—	—	—	—	—

Net investment income (loss)	1,078	1,739	1,893	336	59,617

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	318	5,510	2,885	257	621,264
Cost of investments sold	(336)	(5,474)	(2,617)	(287)	(658,307)

Net realized gain (loss) on investments	(18)	36	268	(30)	(37,043)
Realized gain distribution received	—	6,818	10,481	2,192	—
Change in unrealized appreciation (depreciation) on investments	(3,227)	(19,132)	(29,183)	(4,012)	(171,233)

Net gain (loss) on investments	(3,245)	(12,278)	(18,434)	(1,850)	(208,276)

Net increase (decrease) in net assets resulting from operations	$(2,167)	$(10,539)	$(16,541)	$(1,514)	$(148,659)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	Voya MidCap Opportunities Portfolio— Class I	Voya Russell™ Mid Cap Index Portfolio— Class I	Voya Small Company Portfolio— Class I	VY® JPMorgan Mid Cap Value Portfolio— Class I	VY® JPMorgan Small Cap Core Equity Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$—	$203,854	$—	$2,814	$158
Mortality and expense risk charges	—	(146)	—	—	—

Net investment income (loss)	—	203,708	—	2,814	158

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	5,032	2,372,869	573,758	2,131	72,972
Cost of investments sold	(19,501)	(2,996,676)	(637,019)	(1,728)	(95,098)

Net realized gain (loss) on investments	(14,469)	(623,807)	(63,261)	403	(22,126)
Realized gain distribution received	67,577	1,583,063	647,013	33,679	461,538
Change in unrealized appreciation (depreciation) on investments	(56,631)	(5,212,999)	(1,054,438)	(53,548)	(971,249)

Net gain (loss) on investments	(3,523)	(4,253,743)	(470,686)	(19,466)	(531,837)

Net increase (decrease) in net assets resulting from operations	$(3,523)	$(4,050,035)	$(470,686)	$(16,652)	$(531,679)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Operations (Continued)

For the year ended December 31, 2022

	VY® Morgan Stanley Global Franchise Portfolio— Class R6	VY® T. Rowe Price Capital Appreciation Portfolio— Class I	Western Asset Core Plus VIT Portfolio— Class I
INVESTMENT INCOME (LOSS):
Dividend income	$1,062	$11,683	$69,180
Mortality and expense risk charges	—	—	—

Net investment income (loss)	1,062	11,683	69,180

REALIZED AND UNREALIZED GAIN (LOSS):
Proceeds from sale of investments	6,214	92,746	2,544,545
Cost of investments sold	(6,934)	(104,122)	(3,248,908)

Net realized gain (loss) on investments	(720)	(11,376)	(704,363)
Realized gain distribution received	10,129	93,188	—
Change in unrealized appreciation (depreciation) on investments	(34,121)	(173,961)	(490,204)

Net gain (loss) on investments	(24,712)	(92,149)	(1,194,567)

Net increase (decrease) in net assets resulting from operations	$(23,650)	$(80,466)	$(1,125,387)

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP American Century Sustainable Equity— Initial Class		MainStay VP Bond— Initial Class		MainStay VP Candriam Emerging Markets Equity— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$41,596	$64,164	$495,088	$651,110	$19,523	$30,874
Net realized gain (loss) on investments	14,857	(671,416)	(401,741)	699,189	(7,358)	1,416,579
Realized gain distribution received	273,776	39,997	—	1,123,198	271,029	—
Change in unrealized appreciation (depreciation) on investments	(534,584)	1,264,635	(4,333,447)	(3,366,870)	(1,019,961)	(1,308,480)

Net increase (decrease) in net assets resulting from operations	(204,355)	697,380	(4,240,100)	(893,373)	(736,767)	138,973

Contributions and (Withdrawals):
Payments received from policyowners	208	—	169,210	281,654	—	—
Cost of insurance	(77,423)	(72,767)	(313,807)	(462,117)	(41,362)	(51,611)
Policyowners’ surrenders	(61,595)	(3,266,519)	(74,529)	(505,684)	(21,560)	(3,211,733)
Net transfers from (to) Fixed Account	(12,479)	(18,674)	(177,956)	(1,691,686)	(9,952)	(34,857)
Transfers between Investment Divisions	(27,427)	(1,484,668)	(5,811,585)	(17,574,846)	(2,521)	(1,532,521)
Policyowners’ death benefits	(840)	(22,818)	(129,753)	(827,888)	(5,579)	—

Net contributions and (withdrawals)	(179,556)	(4,865,446)	(6,338,420)	(20,780,567)	(80,974)	(4,830,722)

Increase (decrease) in net assets	(383,911)	(4,168,066)	(10,578,520)	(21,673,940)	(817,741)	(4,691,749)
NET ASSETS:
Beginning of period	2,761,224	6,929,290	34,412,893	56,086,833	2,611,961	7,303,710

End of period	$2,377,313	$2,761,224	$23,834,373	$34,412,893	$1,794,220	$2,611,961

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Epoch U.S. Equity Yield— Initial Class		MainStay VP Fidelity Institutional AM® Utilities— Initial Class		MainStay VP Floating Rate— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$41,312	$46,931	$71,575	$67,542	$184,962	$119,788
Net realized gain (loss) on investments	33,876	16,457	38,066	126,546	(17,365)	(33,063)
Realized gain distribution received	44,364	—	172,994	131,221	—	—
Change in unrealized appreciation (depreciation) on investments	(170,549)	336,058	(99,903)	214,762	(213,220)	60,496

Net increase (decrease) in net assets resulting from operations	(50,997)	399,446	182,732	540,071	(45,623)	147,221

Contributions and (Withdrawals):
Payments received from policyowners	104,418	80,205	51,538	243,047	258,083	355,769
Cost of insurance	(51,075)	(48,484)	(95,064)	(88,565)	(87,061)	(84,589)
Policyowners’ surrenders	(113,000)	(226,586)	(76,548)	(355,296)	(175,961)	(2,521,375)
Net transfers from (to) Fixed Account	6,616	566	21,583	(45,566)	128,151	26,173
Transfers between Investment Divisions	(43,018)	93,132	(17,188)	(230,198)	(85,385)	268,387
Policyowners’ death benefits	(19,809)	(110,301)	(29,155)	—	(2,590)	—

Net contributions and (withdrawals)	(115,868)	(211,468)	(144,834)	(476,578)	35,237	(1,955,635)

Increase (decrease) in net assets	(166,865)	187,978	37,898	63,493	(10,386)	(1,808,414)
NET ASSETS:
Beginning of period	2,138,717	1,950,739	3,469,763	3,406,270	3,874,536	5,682,950

End of period	$1,971,852	$2,138,717	$3,507,661	$3,469,763	$3,864,150	$3,874,536

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Income Builder— Initial Class		MainStay VP IQ Hedge Multi- Strategy— Initial Class		MainStay VP Janus Henderson Balanced— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$286,208	$331,813	$2,792	$—	$90,828	$127,906
Net realized gain (loss) on investments	20,923	299,644	(464)	899	267,981	215,501
Realized gain distribution received	1,097,934	285,202	—	—	604,872	328,450
Change in unrealized appreciation (depreciation) on investments	(3,160,729)	339,650	(16,397)	(1,758)	(2,648,374)	943,573

Net increase (decrease) in net assets resulting from operations	(1,755,664)	1,256,309	(14,069)	(859)	(1,684,693)	1,615,430

Contributions and (Withdrawals):
Payments received from policyowners	11,984	13,437	9,319	(7,351)	200,552	559,476
Cost of insurance	(131,261)	(124,218)	(6,012)	(5,827)	(182,809)	(182,265)
Policyowners’ surrenders	(2,561)	—	—	—	(37,158)	(246,596)
Net transfers from (to) Fixed Account	222,302	(1,489,547)	(13,554)	8,242	18,061	12,657
Transfers between Investment Divisions	210,612	(55,295)	(4,580)	5,485	(1,112,905)	(361,815)
Policyowners’ death benefits	—	—	—	—	(39,403)	(9,616)

Net contributions and (withdrawals)	311,076	(1,655,623)	(14,827)	549	(1,153,662)	(228,159)

Increase (decrease) in net assets	(1,444,588)	(399,314)	(28,896)	(310)	(2,838,355)	1,387,271
NET ASSETS:
Beginning of period	13,000,864	13,400,178	166,374	166,684	10,881,508	9,494,237

End of period	$11,556,276	$13,000,864	$137,478	$166,374	$8,043,153	$10,881,508

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP MacKay Convertible— Initial Class		MainStay VP MacKay Government— Initial Class		MainStay VP MacKay High Yield Corporate Bond— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$19,272,877	$6,189,342	$15,786	$12,155	$2,220,949	$2,306,791
Net realized gain (loss) on investments	(1,640,600)	599,892	(32,393)	8,255	(817,312)	302,706
Realized gain distribution received	70,542,948	33,593,637	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(178,747,847)	5,183,719	(80,090)	(31,916)	(5,341,018)	(107,733)

Net increase (decrease) in net assets resulting from operations	(90,572,622)	45,566,590	(96,697)	(11,506)	(3,937,381)	2,501,764

Contributions and (Withdrawals):
Payments received from policyowners	99,537	168,550	142,064	127,410	591,881	806,454
Cost of insurance	(7,130,804)	(7,554,900)	(30,407)	(25,207)	(752,371)	(681,931)
Policyowners’ surrenders	(99,065)	(76,150)	(174)	(1,550)	(320,328)	(1,435,744)
Net transfers from (to) Fixed Account	(1,563)	(3,604)	(68,894)	42,251	1,126,648	1,652,319
Transfers between Investment Divisions	(65,347)	484,283,251	2,798	(111,319)	(1,312,525)	(1,727,572)
Policyowners’ death benefits	(3,796,898)	(2,736,244)	—	—	(200,813)	(252,872)

Net contributions and (withdrawals)	(10,994,140)	474,080,903	45,387	31,585	(867,508)	(1,639,346)

Increase (decrease) in net assets	(101,566,762)	519,647,493	(51,310)	20,079	(4,804,889)	862,418
NET ASSETS:
Beginning of period	705,774,155	186,126,662	771,106	751,027	47,412,477	46,550,059

End of period	$604,207,393	$705,774,155	$719,796	$771,106	$42,607,588	$47,412,477

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP MacKay International Equity— Initial Class		MainStay VP Natural Resources— Initial Class		MainStay VP S&P 500 Index— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$11,025	$(83,382)	$49,311	$43,297	$5,147,208	$4,608,894
Net realized gain (loss) on investments	(452,072)	885,122	756,538	131,946	6,921,895	18,244,051
Realized gain distribution received	10,696,359	9,468,355	—	—	13,460,373	4,868,292
Change in unrealized appreciation (depreciation) on investments	(30,019,923)	(2,650,576)	600,377	822,942	(117,591,902)	86,598,020

Net increase (decrease) in net assets resulting from operations	(19,764,611)	7,619,519	1,406,226	998,185	(92,062,426)	114,319,257

Contributions and (Withdrawals):
Payments received from policyowners	148,326	4,025,825	102,126	188,054	3,641	221,567
Cost of insurance	(597,690)	(700,025)	(82,457)	(45,665)	(3,679,529)	(3,784,584)
Policyowners’ surrenders	(31,488)	(56,364)	(47,287)	(16,565)	(164,979)	(1,066,284)
Net transfers from (to) Fixed Account	624,075	55,201	6,225	41,483	(97,240)	2,013,526
Transfers between Investment Divisions	(10,798)	(1,445,082)	(393,715)	543,603	(29,261)	(10,691,601)
Policyowners’ death benefits	(790,793)	(1,184,446)	(3,323)	—	(5,273,870)	(7,399,008)

Net contributions and (withdrawals)	(658,368)	695,109	(418,431)	710,910	(9,241,238)	(20,706,384)

Increase (decrease) in net assets	(20,422,979)	8,314,628	987,795	1,709,095	(101,303,664)	93,612,873
NET ASSETS:
Beginning of period	74,490,309	66,175,681	3,837,038	2,127,943	504,331,358	410,718,485

End of period	$54,067,330	$74,490,309	$4,824,833	$3,837,038	$403,027,694	$504,331,358

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Small Cap Growth— Initial Class		MainStay VP U.S. Government Money Market— Initial Class		MainStay VP Wellington Growth— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$393,821	$234	$—	$251
Net realized gain (loss) on investments	(129,993)	260,841	1	73	503	67,330
Realized gain distribution received	1,099,732	760,130	—	—	12,932	11,145
Change in unrealized appreciation (depreciation) on investments	(2,509,017)	(461,368)	(1)	(73)	(36,601)	(66,114)

Net increase (decrease) in net assets resulting from operations	(1,539,278)	559,603	393,821	234	(23,166)	12,612

Contributions and (Withdrawals):
Payments received from policyowners	202,826	105,784	5,604,158	7,773,835	—	—
Cost of insurance	(106,413)	(130,374)	(1,340,714)	(1,212,917)	(2,168)	(4,892)
Policyowners’ surrenders	(392,174)	(156,894)	(2,437,916)	(1,657,471)	(7,561)	(209,423)
Net transfers from (to) Fixed Account	(28,136)	(18,077)	1,368,278	1,289,490	(10)	—
Transfers between Investment Divisions	(150,931)	(62,585)	(5,716,395)	(5,506,810)	(8,838)	(3,315)
Policyowners’ death benefits	(49,655)	(7,012)	(87,879)	(308,159)	—	—

Net contributions and (withdrawals)	(524,483)	(269,158)	(2,610,468)	377,968	(18,577)	(217,630)

Increase (decrease) in net assets	(2,063,761)	290,445	(2,216,647)	378,202	(41,743)	(205,018)
NET ASSETS:
Beginning of period	5,973,889	5,683,444	32,944,380	32,566,178	79,851	284,869

End of period	$3,910,128	$5,973,889	$30,727,733	$32,944,380	$38,108	$79,851

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Wellington Mid Cap— Initial Class		MainStay VP Wellington Small Cap— Initial Class		MainStay VP Wellington U.S. Equity— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$167,765	$31,023	$11,671	$7,192	$12,988
Net realized gain (loss) on investments	(154,285)	228,122	(112,258)	1,645,104	(35,603)	7,587
Realized gain distribution received	9,871,901	526,920	714,689	—	263,456	82,947
Change in unrealized appreciation (depreciation) on investments	(15,749,292)	3,516,510	(1,258,632)	(555,037)	(616,538)	195,590

Net increase (decrease) in net assets resulting from operations	(6,031,676)	4,439,317	(625,178)	1,101,738	(381,493)	299,112

Contributions and (Withdrawals):
Payments received from policyowners	159,886	270,035	175,578	147,012	25,014	38,264
Cost of insurance	(303,682)	(288,152)	(55,865)	(83,992)	(36,749)	(36,612)
Policyowners’ surrenders	(106,458)	(34,794)	(63,064)	(274,878)	(212,206)	(291,665)
Net transfers from (to) Fixed Account	3,298,223	(6,778)	737	(55,294)	3,584	1,422
Transfers between Investment Divisions	(1,452,483)	4,785,998	97,643	(4,334,310)	(20,158)	773,946
Policyowners’ death benefits	(192,567)	(414,967)	(20,705)	(140,993)	(24)	(95,291)

Net contributions and (withdrawals)	1,402,919	4,311,342	134,324	(4,742,455)	(240,539)	390,064

Increase (decrease) in net assets	(4,628,757)	8,750,659	(490,854)	(3,640,717)	(622,032)	689,176
NET ASSETS:
Beginning of period	30,216,796	21,466,137	2,993,590	6,634,307	1,914,483	1,225,307

End of period	$25,588,039	$30,216,796	$2,502,736	$2,993,590	$1,292,451	$1,914,483

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MainStay VP Winslow Large Cap Growth— Initial Class		AB VPS Growth and Income Portfolio— Class A		AB VPS International Value Portfolio— Class A
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(115)	$(211)	$1,396	$535	$2	$1
Net realized gain (loss) on investments	91,699	148,811	3,707	177	(1)	—
Realized gain distribution received	1,306,469	487,043	15,889	—	—	—
Change in unrealized appreciation (depreciation) on investments	(3,724,580)	813,330	(25,587)	12,376	(9)	5

Net increase (decrease) in net assets resulting from operations	(2,326,527)	1,448,973	(4,595)	13,088	(8)	6

Contributions and (Withdrawals):
Payments received from policyowners	341,162	301,381	14,210	5,386	—	—
Cost of insurance	(111,490)	(123,343)	(1,949)	(832)	(4)	(4)
Policyowners’ surrenders	(128,013)	(134,981)	—	—	—	—
Net transfers from (to) Fixed Account	(15,842)	125,346	(11,088)	13,168	—	—
Transfers between Investment Divisions	164,089	55,398	58,988	12,589	—	—
Policyowners’ death benefits	(52,270)	—	—	—	—	—

Net contributions and (withdrawals)	197,636	223,801	60,161	30,311	(4)	(4)

Increase (decrease) in net assets	(2,128,891)	1,672,774	55,566	43,399	(12)	2
NET ASSETS:
Beginning of period	7,367,684	5,694,910	84,430	41,031	56	54

End of period	$5,238,793	$7,367,684	$139,996	$84,430	$44	$56

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	AB VPS Large Cap Growth Portfolio— Class A		AB VPS Small Cap Growth Portfolio— Class A		AB VPS Small/Mid Cap Value Portfolio— Class A
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$—	$—	$27,005	$21,808
Net realized gain (loss) on investments	98,709	17,628	(54,778)	10,829	258,986	182,164
Realized gain distribution received	778,413	478,317	207,980	33,045	364,157	—
Change in unrealized appreciation (depreciation) on investments	(3,404,850)	1,322,843	(426,641)	(34,068)	(1,088,810)	544,015

Net increase (decrease) in net assets resulting from operations	(2,527,728)	1,818,788	(273,439)	9,806	(438,662)	747,987

Contributions and (Withdrawals):
Payments received from policyowners	122,251	138,191	21,434	17,397	186,737	340,802
Cost of insurance	(137,580)	(105,431)	(8,522)	(5,355)	(47,247)	(44,854)
Policyowners’ surrenders	(45,049)	(8,812)	(4,161)	(4,268)	(105,097)	(109,344)
Net transfers from (to) Fixed Account	37,152	63,083	(7,151)	2,535	(18,342)	(139,174)
Transfers between Investment Divisions	5,352,791	1,366,055	27,935	520,053	(663,773)	31,914
Policyowners’ death benefits	—	(10,781)	—	—	(12,530)	—

Net contributions and (withdrawals)	5,329,565	1,442,305	29,535	530,362	(660,252)	79,344

Increase (decrease) in net assets	2,801,837	3,261,093	(243,904)	540,168	(1,098,914)	827,331
NET ASSETS:
Beginning of period	8,982,606	5,721,513	683,274	143,106	2,859,520	2,032,189

End of period	$11,784,443	$8,982,606	$439,370	$683,274	$1,760,606	$2,859,520

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Alger Weatherbie Specialized Growth Portfolio— Class I-2		American Century Investments® VP Inflation Protection Fund— Class I		American Century Investments® VP Inflation Protection Fund— Class II
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$575	$147	$104,982	$57,718
Net realized gain (loss) on investments	(149,820)	75,580	(11)	2	10,595	81,490
Realized gain distribution received	25,136	476,778	45	—	11,667	—
Change in unrealized appreciation (depreciation) on investments	(497,253)	(433,940)	(1,940)	125	(420,076)	(24,995)

Net increase (decrease) in net assets resulting from operations	(621,937)	118,418	(1,331)	274	(292,832)	114,213

Contributions and (Withdrawals):
Payments received from policyowners	115,609	40,375	6,352	4,199	38,725	35,600
Cost of insurance	(21,366)	(26,758)	(267)	(122)	(31,360)	(27,346)
Policyowners’ surrenders	(5,135)	(91,393)	—	—	(8,288)	(62,029)
Net transfers from (to) Fixed Account	(29,314)	(76,836)	2,042	1,254	(29,363)	(208,396)
Transfers between Investment Divisions	(118,236)	13,914	—	—	385,750	590,254
Policyowners’ death benefits	—	—	—	—	(6,607)	—

Net contributions and (withdrawals)	(58,442)	(140,698)	8,127	5,331	348,857	328,083

Increase (decrease) in net assets	(680,379)	(22,280)	6,796	5,605	56,025	442,296
NET ASSETS:
Beginning of period	1,665,611	1,687,891	6,883	1,278	2,073,045	1,630,749

End of period	$985,232	$1,665,611	$13,679	$6,883	$2,129,070	$2,073,045

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	American Century Investments® VP Mid Cap Value Fund— Class I		American Century Investments® VP Mid Cap Value Fund— Class II		American Century Investments®VP Value Fund— Class I
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$458	$67	$19,100	$9,303	$361	$86
Net realized gain (loss) on investments	(103)	(1)	(1,719)	52,072	62	18
Realized gain distribution received	1,619	—	122,851	—	1,040	—
Change in unrealized appreciation (depreciation) on investments	(1,070)	410	(153,623)	128,720	(1,266)	559

Net increase (decrease) in net assets resulting from operations	904	476	(13,391)	190,095	197	663

Contributions and (Withdrawals):
Payments received from policyowners	6,046	37	—	—	7,272	3,711
Cost of insurance	(412)	(82)	(11,127)	(10,699)	(277)	(76)
Policyowners’ surrenders	(619)	—	(98,403)	(15,764)	—	—
Net transfers from (to) Fixed Account	1,351	3,501	(19)	(13)	5,433	3,729
Transfers between Investment Divisions	9,687	5,572	25,375	(282,338)	—	7
Policyowners’ death benefits	—	—	(44,601)	—	—	—

Net contributions and (withdrawals)	16,053	9,028	(128,775)	(308,814)	12,428	7,371

Increase (decrease) in net assets	16,957	9,504	(142,166)	(118,719)	12,625	8,034
NET ASSETS:
Beginning of period	9,504	—	954,357	1,073,076	9,864	1,830

End of period	$26,461	$9,504	$812,191	$954,357	$22,489	$9,864

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	American Century Investments® VP Value Fund— Class II		American Funds IS American Funds Global Balanced Fund— Class 1		American Funds IS Asset Allocation Fund— Class 1
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$41,351	$24,752	$—	$58	$393,033	$327,925
Net realized gain (loss) on investments	23,523	41,089	(36)	14,724	51,306	188,626
Realized gain distribution received	165,380	—	67	256	1,887,169	587,988
Change in unrealized appreciation (depreciation) on investments	(234,062)	229,910	(452)	(11,367)	(5,054,297)	1,429,969

Net increase (decrease) in net assets resulting from operations	(3,808)	295,751	(421)	3,671	(2,722,789)	2,534,508

Contributions and (Withdrawals):
Payments received from policyowners	34,938	49,768	8,680	3,625	1,585,639	2,099,506
Cost of insurance	(45,169)	(33,237)	(502)	(666)	(368,462)	(323,417)
Policyowners’ surrenders	(23,696)	(152,352)	—	—	(378,860)	(323,098)
Net transfers from (to) Fixed Account	4,021	(31,862)	3,520	189	39,289	(135,006)
Transfers between Investment Divisions	580,083	294,527	10,629	(159,977)	(146,810)	1,698,984
Policyowners’ death benefits	(17,486)	—	—	—	(162,694)	(2,714)

Net contributions and (withdrawals)	532,691	126,844	22,327	(156,829)	568,102	3,014,255

Increase (decrease) in net assets	528,883	422,595	21,906	(153,158)	(2,154,687)	5,548,763
NET ASSETS:
Beginning of period	1,621,805	1,199,210	5,094	158,252	20,528,087	14,979,324

End of period	$2,150,688	$1,621,805	$27,000	$5,094	$18,373,400	$20,528,087

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	American Funds IS Capital World Bond Fund®— Class 1		American Funds IS Global Growth Fund— Class 1		American Funds IS Global Small Capitalization Fund— Class 1
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$266	$1,333	$37,683	$29,131	$—	$—
Net realized gain (loss) on investments	(1,753)	974	46,713	383,691	(36,029)	58,739
Realized gain distribution received	1,455	1,129	450,823	245,634	244,013	25,221
Change in unrealized appreciation (depreciation) on investments	(17,358)	(6,610)	(1,776,883)	49,446	(513,347)	(9,287)

Net increase (decrease) in net assets resulting from operations	(17,390)	(3,174)	(1,241,664)	707,902	(305,363)	74,673

Contributions and (Withdrawals):
Payments received from policyowners	14,093	9,838	277,148	261,630	40,290	88,317
Cost of insurance	(2,956)	(1,894)	(69,978)	(75,936)	(15,855)	(20,896)
Policyowners’ surrenders	(4,008)	(999)	(479,108)	(647,388)	(39,590)	(50,557)
Net transfers from (to) Fixed Account	1,793	2,789	4,407	(31,134)	(6,618)	(18,434)
Transfers between Investment Divisions	3,360	26,160	288,768	1,302,763	(46,072)	34,533
Policyowners’ death benefits	—	—	(13,779)	(56,699)	—	—

Net contributions and (withdrawals)	12,282	35,894	7,458	753,236	(67,845)	32,963

Increase (decrease) in net assets	(5,108)	32,720	(1,234,206)	1,461,138	(373,208)	107,636
NET ASSETS:
Beginning of period	92,724	60,004	4,938,670	3,477,532	1,063,515	955,879

End of period	$87,616	$92,724	$3,704,464	$4,938,670	$690,307	$1,063,515

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	American Funds IS Growth Fund— Class 1		American Funds IS Growth-Income Fund— Class 1		American Funds IS International Fund— Class 1
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$92,936	$81,106	$44,411	$43,241	$226,190	$352,216
Net realized gain (loss) on investments	871,477	1,569,946	45,455	37,363	(408,869)	905,146
Realized gain distribution received	2,246,998	2,282,127	287,562	30,010	1,575,323	—
Change in unrealized appreciation (depreciation) on investments	(8,933,300)	(401,330)	(937,151)	563,320	(4,165,482)	(1,357,240)

Net increase (decrease) in net assets resulting from operations	(5,721,889)	3,531,849	(559,723)	673,934	(2,772,838)	(99,878)

Contributions and (Withdrawals):
Payments received from policyowners	457,606	560,228	169,487	155,271	463,637	708,610
Cost of insurance	(262,958)	(265,627)	(105,790)	(97,481)	(253,604)	(231,909)
Policyowners’ surrenders	(373,383)	(381,431)	(220,492)	(58,495)	(270,609)	(3,634,565)
Net transfers from (to) Fixed Account	6,706	(71,731)	19,333	13,178	130,693	(55,495)
Transfers between Investment Divisions	1,437,261	(578,733)	69,822	21,810	229,039	(893,508)
Policyowners’ death benefits	(136,151)	(7,346)	(74)	—	(67,430)	(110,853)

Net contributions and (withdrawals)	1,129,081	(744,640)	(67,714)	34,283	231,726	(4,217,720)

Increase (decrease) in net assets	(4,592,808)	2,787,209	(627,437)	708,217	(2,541,112)	(4,317,598)
NET ASSETS:
Beginning of period	18,729,353	15,942,144	3,444,007	2,735,790	12,834,808	17,152,406

End of period	$14,136,545	$18,729,353	$2,816,570	$3,444,007	$10,293,696	$12,834,808

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	American Funds IS New World Fund®— Class 1		American Funds IS Washington Mutual Investors FundSM— Class 1		BlackRock® Global Allocation V.I. Fund— Class I
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$222,471	$204,933	$14,563	$8,227	$(190)	$67,195
Net realized gain (loss) on investments	241,509	519,180	37,721	35,266	(59,986)	1,092,070
Realized gain distribution received	1,263,090	602,282	136,471	—	79,985	1,025,106
Change in unrealized appreciation (depreciation) on investments	(5,715,804)	(563,344)	(232,860)	70,851	(1,187,531)	(1,639,888)

Net increase (decrease) in net assets resulting from operations	(3,988,734)	763,051	(44,105)	114,344	(1,167,722)	544,483

Contributions and (Withdrawals):
Payments received from policyowners	85,893	60,819	187,927	68,124	398,944	370,364
Cost of insurance	(158,313)	(174,391)	(9,979)	(6,016)	(199,782)	(204,337)
Policyowners’ surrenders	(104,422)	(12,339)	(4,918)	(9,672)	(176,576)	(5,821,811)
Net transfers from (to) Fixed Account	253,042	530,283	(53,146)	59,220	(79,436)	(10,602)
Transfers between Investment Divisions	(1,307,079)	6,101,715	67,526	31,029	(10,015)	(2,466,856)
Policyowners’ death benefits	(127,706)	(211,918)	—	—	—	(39,134)

Net contributions and (withdrawals)	(1,358,585)	6,294,169	187,410	142,685	(66,865)	(8,172,376)

Increase (decrease) in net assets	(5,347,319)	7,057,220	143,305	257,029	(1,234,587)	(7,627,893)
NET ASSETS:
Beginning of period	18,708,201	11,650,981	543,071	286,042	7,443,175	15,071,068

End of period	$13,360,882	$18,708,201	$686,376	$543,071	$6,208,588	$7,443,175

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	BlackRock® High Yield V.I. Fund— Class I		BNY Mellon IP Technology Growth Portfolio— Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio— Initial Shares
	2022	2021	2022	2021	2022 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$76,889	$95,346	$—	$—	$—
Net realized gain (loss) on investments	(150,073)	11,136	8,365	365,657	(1)
Realized gain distribution received	—	6,238	317,907	702,799	—
Change in unrealized appreciation (depreciation) on investments	(191,241)	(1,521)	(2,570,725)	(404,621)	(343)

Net increase (decrease) in net assets resulting from operations	(264,425)	111,199	(2,244,453)	663,835	(344)

Contributions and (Withdrawals):
Payments received from policyowners	71,518	73,525	155,868	221,777	—
Cost of insurance	(30,019)	(34,200)	(63,685)	(94,210)	(30)
Policyowners’ surrenders	(1,020,141)	(12,769)	(238,362)	(922,358)	—
Net transfers from (to) Fixed Account	5,204	11,296	(49,108)	(1,274)	—
Transfers between Investment Divisions	(119,383)	970,908	(2,341)	98,844	5,845
Policyowners’ death benefits	(1,169)	—	(15,804)	—	—

Net contributions and (withdrawals)	(1,093,990)	1,008,760	(213,432)	(697,221)	5,815

Increase (decrease) in net assets	(1,358,415)	1,119,959	(2,457,885)	(33,386)	5,471
NET ASSETS:
Beginning of period	2,209,788	1,089,829	5,022,064	5,055,450	—

End of period	$851,373	$2,209,788	$2,564,179	$5,022,064	$5,471

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	BNY Mellon VIF Opportunistic Small Cap Portfolio— Initial Shares		ClearBridge Variable Appreciation Portfolio— Class I		ClearBridge Variable Large Cap Growth Portfolio— Class I
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$13	$288	$139	$—	$—
Net realized gain (loss) on investments	251	474	505	36,017	7,722	34,621
Realized gain distribution received	2,021	—	1,274	1,755	44,822	26,550
Change in unrealized appreciation (depreciation) on investments	(4,143)	1,218	(5,100)	(12,122)	(253,092)	14,316

Net increase (decrease) in net assets resulting from operations	(1,871)	1,705	(3,033)	25,789	(200,548)	75,487

Contributions and (Withdrawals):
Payments received from policyowners	—	—	5,983	2,380	24,614	17,358
Cost of insurance	(674)	(697)	(340)	(2,046)	(7,960)	(6,679)
Policyowners’ surrenders	—	—	—	—	(17,649)	(77,345)
Net transfers from (to) Fixed Account	—	—	1,194	(2)	1,159	(7,333)
Transfers between Investment Divisions	—	—	(834)	(145,195)	478,983	267,031
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(674)	(697)	6,003	(144,863)	479,147	193,032

Increase (decrease) in net assets	(2,545)	1,008	2,970	(119,074)	278,599	268,519
NET ASSETS:
Beginning of period	11,507	10,499	23,787	142,861	465,901	197,382

End of period	$8,962	$11,507	$26,757	$23,787	$744,500	$465,901

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	ClearBridge Variable Small Cap Growth Portfolio— Class I		Columbia Variable Portfolio— Disciplined Core Fund— Class 1		Columbia Variable Portfolio— Emerging Markets Bond Fund— Class 1
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$—	$—	$881	$674
Net realized gain (loss) on investments	(17,726)	6,101	(78)	—	(133)	—
Realized gain distribution received	2,617	18,313	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(33,405)	(14,989)	(5,685)	—	(4,402)	(920)

Net increase (decrease) in net assets resulting from operations	(48,514)	9,425	(5,763)	—	(3,654)	(246)

Contributions and (Withdrawals):
Payments received from policyowners	21,897	40,365	—	—	2,222	2,206
Cost of insurance	(3,208)	(1,820)	(472)	—	(579)	(262)
Policyowners’ surrenders	(2,345)	(3,946)	—	—	—	—
Net transfers from (to) Fixed Account	(754)	(16,293)	—	—	—	(1)
Transfers between Investment Divisions	1,033	76,688	30,801	—	(9)	12,568
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	16,623	94,994	30,329	—	1,634	14,511

Increase (decrease) in net assets	(31,891)	104,419	24,566	—	(2,020)	14,265
NET ASSETS:
Beginning of period	168,368	63,949	—	—	22,321	8,056

End of period	$136,477	$168,368	$24,566	$—	$20,301	$22,321

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Columbia Variable Portfolio— Intermediate Bond Fund— Class 1	Columbia Variable Portfolio— Strategic Income Fund— Class 1		Davis Value Portfolio
	2022 (a)	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$1,650	$558	$3,951	$2,332
Net realized gain (loss) on investments	1	(1,962)	1,286	1,093	3,374
Realized gain distribution received	—	2,298	—	69,541	63,500
Change in unrealized appreciation (depreciation) on investments	186	74,457	(1,146)	(149,709)	(3,323)

Net increase (decrease) in net assets resulting from operations	187	76,443	698	(75,124)	65,883

Contributions and (Withdrawals):
Payments received from policyowners	—	1,006	—	—	—
Cost of insurance	(69)	(8,108)	(341)	(9,446)	(12,106)
Policyowners’ surrenders	—	—	—	—	(36,964)
Net transfers from (to) Fixed Account	—	244	—	(14,571)	(125)
Transfers between Investment Divisions	10,202	2,248,759	(38,266)	(5,171)	—
Policyowners’ death benefits	—	—	—	—	—

Net contributions and (withdrawals)	10,133	2,241,901	(38,607)	(29,188)	(49,195)

Increase (decrease) in net assets	10,320	2,318,344	(37,909)	(104,312)	16,688
NET ASSETS:
Beginning of period	—	11,451	49,360	387,702	371,014

End of period	$10,320	$2,329,795	$11,451	$283,390	$387,702

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Delaware VIP® Emerging Markets Series— Standard Class		Delaware VIP® International Series— Standard Class		Delaware VIP® Small Cap Value Series— Standard Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$141,190	$13,721	$1,890	$1,716	$59,380	$63,866
Net realized gain (loss) on investments	(16,428)	415,741	(894)	798	638,057	793,577
Realized gain distribution received	—	19,643	10,452	3,637	491,283	—
Change in unrealized appreciation (depreciation) on investments	(1,274,422)	(528,691)	(39,137)	5,854	(2,151,123)	1,315,610

Net increase (decrease) in net assets resulting from operations	(1,149,660)	(79,586)	(27,689)	12,005	(962,403)	2,173,053

Contributions and (Withdrawals):
Payments received from policyowners	74,276	104,039	—	—	160,970	134,720
Cost of insurance	(49,443)	(67,502)	(2,163)	(2,533)	(107,727)	(107,472)
Policyowners’ surrenders	(97,554)	(388,734)	(20,763)	(8,651)	(528,343)	(126,500)
Net transfers from (to) Fixed Account	(4,148)	(49,606)	—	—	13,863	(98,248)
Transfers between Investment Divisions	165,367	(165,528)	—	—	139,257	(428,127)
Policyowners’ death benefits	(44,962)	—	—	—	(65,234)	(54,766)

Net contributions and (withdrawals)	43,536	(567,331)	(22,926)	(11,184)	(387,214)	(680,393)

Increase (decrease) in net assets	(1,106,124)	(646,917)	(50,615)	821	(1,349,617)	1,492,660
NET ASSETS:
Beginning of period	4,234,605	4,881,522	172,882	172,061	8,010,073	6,517,413

End of period	$3,128,481	$4,234,605	$122,267	$172,882	$6,660,456	$8,010,073

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	DFA VA Global Bond Portfolio		DFA VA Global Moderate Allocation Portfolio		DFA VA International Small Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$82,050	$60,776	$28,362	$32,137	$165,238	$208,889
Net realized gain (loss) on investments	(276,048)	(20,060)	13,899	9,617	37,464	121,235
Realized gain distribution received	—	798	27,680	72,044	112,494	563,400
Change in unrealized appreciation (depreciation) on investments	(314,599)	(131,150)	(319,789)	167,541	(1,631,184)	205,741

Net increase (decrease) in net assets resulting from operations	(508,597)	(89,636)	(249,848)	281,339	(1,315,988)	1,099,265

Contributions and (Withdrawals):
Payments received from policyowners	16,980	18,183	21,774	47,808	67,681	70,622
Cost of insurance	(69,919)	(85,653)	(28,443)	(27,297)	(78,708)	(92,190)
Policyowners’ surrenders	—	(10,049)	—	(5,860)	—	(24,419)
Net transfers from (to) Fixed Account	(2,922)	45,767	(5,774)	3,853	4,509	41,285
Transfers between Investment Divisions	(2,516,933)	1,174,513	(132,744)	6,454	(618,416)	(745,919)
Policyowners’ death benefits	(31,124)	(84,112)	—	—	(13,850)	(52,864)

Net contributions and (withdrawals)	(2,603,918)	1,058,649	(145,187)	24,958	(638,784)	(803,485)

Increase (decrease) in net assets	(3,112,515)	969,013	(395,035)	306,297	(1,954,772)	295,780
NET ASSETS:
Beginning of period	8,141,881	7,172,868	2,273,610	1,967,313	8,219,425	7,923,645

End of period	$5,029,366	$8,141,881	$1,878,575	$2,273,610	$6,264,653	$8,219,425

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	DFA VA International Value Portfolio		DFA VA U.S. Large Value Portfolio		DFA VA U.S. Targeted Value Portfolio

	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$68,751	$67,114	$258,112	$401,837	$124,947	$104,358
Net realized gain (loss) on investments	17,896	21,243	71,313	6,616,697	702,813	515,616
Realized gain distribution received	19,106	—	139,511	—	740,105	524,126
Change in unrealized appreciation (depreciation) on investments	(151,925)	157,496	(1,745,110)	(2,538,574)	(1,845,473)	1,224,277

Net increase (decrease) in net assets resulting from operations	(46,172)	245,853	(1,276,174)	4,479,960	(277,608)	2,368,377

Contributions and (Withdrawals):
Payments received from policyowners	11,834	4,004	175,419	186,395	124,667	115,463
Cost of insurance	(21,461)	(18,190)	(275,640)	(268,279)	(97,957)	(83,581)
Policyowners’ surrenders	(76)	—	(276,547)	(155,022)	(35,933)	(4,809)
Net transfers from (to) Fixed Account	13,122	1,416	3,766	(112,533)	9,733	24,440
Transfers between Investment Divisions	101,989	81,976	(11,313,373)	(2,737,225)	(53,158)	(573,017)
Policyowners’ death benefits	—	—	(31,937)	(58,381)	(38,362)	(16,715)

Net contributions and (withdrawals)	105,408	69,206	(11,718,312)	(3,145,045)	(91,010)	(538,219)

Increase (decrease) in net assets	59,236	315,059	(12,994,486)	1,334,915	(368,618)	1,830,158
NET ASSETS:
Beginning of period	1,707,346	1,392,287	24,511,104	23,176,189	7,866,172	6,036,014

End of period	$1,766,582	$1,707,346	$11,516,618	$24,511,104	$7,497,554	$7,866,172

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	DFA VIT Inflation- Protected Securities Portfolio		DWS Alternative Asset Allocation VIP— Class A		DWS Global Small Cap VIP— Class A
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,256,788	$778,846	$5,891	$2,272	$189	$209
Net realized gain (loss) on investments	95,805	390,444	1,043	7,149	3	4,858
Realized gain distribution received	—	139,885	81	—	6,066	—
Change in unrealized appreciation (depreciation) on investments	(3,513,501)	(584,401)	(13,393)	2,871	(16,349)	2,571

Net increase (decrease) in net assets resulting from operations	(2,160,908)	724,774	(6,378)	12,292	(10,091)	7,638

Contributions and (Withdrawals):
Payments received from policyowners	32,932	20,115	6,937	7,305	—	—
Cost of insurance	(184,442)	(150,423)	(2,217)	(2,243)	(1,406)	(1,855)
Policyowners’ surrenders	(160,885)	(128,228)	(9,986)	(17,920)	—	(15,056)
Net transfers from (to) Fixed Account	81,140	36,960	—	—	(22)	(2,676)
Transfers between Investment Divisions	(94,215)	3,866,291	11,773	(6,975)	—	—
Policyowners’ death benefits	(49,766)	(90,246)	—	—	—	—

Net contributions and (withdrawals)	(375,236)	3,554,469	6,507	(19,833)	(1,428)	(19,587)

Increase (decrease) in net assets	(2,536,144)	4,279,243	129	(7,541)	(11,519)	(11,949)
NET ASSETS:
Beginning of period	17,301,726	13,022,483	82,337	89,878	42,386	54,335

End of period	$14,765,582	$17,301,726	$82,466	$82,337	$30,867	$42,386

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	DWS Small Cap Index VIP— Class A		DWS Small Mid Cap Value VIP— Class A		Fidelity® VIP Balanced Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$284,507	$258,051	$5,577	$9,065	$9,592	$4,912
Net realized gain (loss) on investments	(509,536)	625,844	(2,778)	(29,123)	(16,121)	28,649
Realized gain distribution received	5,354,080	1,795,415	9,594	—	31,035	35,660
Change in unrealized appreciation (depreciation) on investments	(12,834,104)	1,068,845	(130,402)	226,847	(162,223)	10,364

Net increase (decrease) in net assets resulting from operations	(7,705,053)	3,748,155	(118,009)	206,789	(137,717)	79,585

Contributions and (Withdrawals):
Payments received from policyowners	248,983	398,048	32,234	15,087	98,399	21,947
Cost of insurance	(402,081)	(391,816)	(13,238)	(12,936)	(10,078)	(6,059)
Policyowners’ surrenders	(314,045)	(2,660,270)	(28,623)	(133,533)	(491)	—
Net transfers from (to) Fixed Account	1,564,218	(46,306)	(8,084)	(24,392)	14,590	8,258
Transfers between Investment Divisions	(106,523)	9,436,465	(46,985)	(14,345)	208,758	463,174
Policyowners’ death benefits	(224,279)	(308,937)	—	(637)	—	—

Net contributions and (withdrawals)	766,273	6,427,184	(64,696)	(170,756)	311,178	487,320

Increase (decrease) in net assets	(6,938,780)	10,175,339	(182,705)	36,033	173,461	566,905
NET ASSETS:
Beginning of period	37,364,020	27,188,681	780,782	744,749	591,521	24,616

End of period	$30,425,240	$37,364,020	$598,077	$780,782	$764,982	$591,521

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Bond Index Portfolio— Initial Class		Fidelity® VIP ContrafundSM Portfolio— Initial Class		Fidelity® VIP Emerging Markets Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$381,930	$223,058	$72,782	$7,796	$44,168	$64,874
Net realized gain (loss) on investments	(278,647)	(65,027)	381,832	939,847	22,924	320,261
Realized gain distribution received	—	—	710,755	2,169,712	—	322,540
Change in unrealized appreciation (depreciation) on investments	(3,303,494)	(433,894)	(6,047,137)	1,096,556	(666,713)	(853,272)

Net increase (decrease) in net assets resulting from operations	(3,200,211)	(275,863)	(4,881,768)	4,213,911	(599,621)	(145,597)

Contributions and (Withdrawals):
Payments received from policyowners	90,314	27,684	432,420	489,521	146,333	196,885
Cost of insurance	(259,282)	(217,685)	(258,002)	(270,851)	(42,552)	(32,007)
Policyowners’ surrenders	—	—	(406,071)	(608,023)	(245,781)	(649,432)
Net transfers from (to) Fixed Account	4,275	4,979	72,483	(320,794)	53,454	(378)
Transfers between Investment Divisions	2,491,646	17,828,869	314,949	(1,886,475)	32,829	1,501,477
Policyowners’ death benefits	(132,173)	(141,226)	(159,657)	—	(10,879)	—

Net contributions and (withdrawals)	2,194,780	17,502,621	(3,878)	(2,596,622)	(66,596)	1,016,545

Increase (decrease) in net assets	(1,005,431)	17,226,758	(4,885,646)	1,617,289	(666,217)	870,948
NET ASSETS:
Beginning of period	22,675,435	5,448,677	18,362,825	16,745,536	2,944,370	2,073,422

End of period	$21,670,004	$22,675,435	$13,477,179	$18,362,825	$2,278,153	$2,944,370

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Equity-Income PortfolioSM— Initial Class		Fidelity® VIP Extended Market Index Portfolio— Initial Class		Fidelity® VIP Freedom 2010 PortfolioSM— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$33,269	$31,343	$42,113	$35,923	$13,738	$7,952
Net realized gain (loss) on investments	64,911	63,875	(14,373)	137,218	(2,935)	56,860
Realized gain distribution received	58,528	182,553	58,521	155,331	40,047	42,891
Change in unrealized appreciation (depreciation) on investments	(243,025)	73,312	(632,865)	291,871	(151,622)	(55,336)

Net increase (decrease) in net assets resulting from operations	(86,317)	351,083	(546,604)	620,343	(100,772)	52,367

Contributions and (Withdrawals):
Payments received from policyowners	54,108	59,351	170,092	5,133	—	—
Cost of insurance	(27,671)	(27,317)	(28,753)	(26,887)	(14,096)	(17,049)
Policyowners’ surrenders	(230,386)	(209,109)	(7,711)	—	(56,938)	(48,081)
Net transfers from (to) Fixed Account	(3,541)	(5,109)	26,976	77,234	(89)	(284,087)
Transfers between Investment Divisions	245,083	210,513	30,204	(498,813)	—	(354,481)
Policyowners’ death benefits	(15,427)	(3,279)	(37,140)	—	(8,661)	(2,906)

Net contributions and (withdrawals)	22,166	25,050	153,668	(443,333)	(79,784)	(706,604)

Increase (decrease) in net assets	(64,151)	376,133	(392,936)	177,010	(180,556)	(654,237)
NET ASSETS:
Beginning of period	1,769,391	1,393,258	3,158,616	2,981,606	754,723	1,408,960

End of period	$1,705,240	$1,769,391	$2,765,680	$3,158,616	$574,167	$754,723

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Freedom 2020 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2030 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2040 PortfolioSM— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$307,047	$185,801	$375,391	$217,905	$151,068	$83,200
Net realized gain (loss) on investments	(87,433)	616,865	139,557	534,901	89,044	555,367
Realized gain distribution received	1,457,469	874,312	1,225,789	756,242	698,352	362,885
Change in unrealized appreciation (depreciation) on investments	(4,209,134)	(251,896)	(5,349,672)	673,365	(2,807,703)	442,066

Net increase (decrease) in net assets resulting from operations	(2,532,051)	1,425,082	(3,608,935)	2,182,413	(1,869,239)	1,443,518

Contributions and (Withdrawals):
Payments received from policyowners	207,302	407,841	1,221,801	1,359,135	629,701	831,500
Cost of insurance	(250,236)	(268,553)	(509,328)	(428,380)	(224,814)	(201,425)
Policyowners’ surrenders	(955,300)	(528,362)	(902,921)	(962,603)	(464,050)	(983,083)
Net transfers from (to) Fixed Account	26,843	29,941	(148,372)	(28,458)	118,672	63,496
Transfers between Investment Divisions	492,660	2,345,424	2,129,523	2,163,758	1,444,179	509,961
Policyowners’ death benefits	(104,267)	(25,377)	(111,857)	(22,700)	(16,612)	(9,723)

Net contributions and (withdrawals)	(582,998)	1,960,914	1,678,846	2,080,752	1,487,076	210,726

Increase (decrease) in net assets	(3,115,049)	3,385,996	(1,930,089)	4,263,165	(382,163)	1,654,244
NET ASSETS:
Beginning of period	17,141,829	13,755,833	20,773,038	16,509,873	9,477,568	7,823,324

End of period	$14,026,780	$17,141,829	$18,842,949	$20,773,038	$9,095,405	$9,477,568

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Freedom 2045 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2050 PortfolioSM— Initial Class		Fidelity® VIP Freedom 2055 PortfolioSM— Initial Class
	2022 (a)	2022	2021	2022 (a)
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$60	$38,548	$19,004	$34
Net realized gain (loss) on investments	—	(45,532)	179,249	—
Realized gain distribution received	1	190,312	56,547	4
Change in unrealized appreciation (depreciation) on investments	185	(616,345)	14,209	85

Net increase (decrease) in net assets resulting from operations	246	(433,017)	269,009	123

Contributions and (Withdrawals):
Payments received from policyowners	—	313,152	195,706	—
Cost of insurance	(5)	(52,879)	(47,289)	(2)
Policyowners’ surrenders	—	(83,860)	(46,490)	—
Net transfers from (to) Fixed Account	4,631	75,488	58,506	2,312
Transfers between Investment Divisions	—	229,394	778,343	—
Policyowners’ death benefits	—	(5,123)	(1,558)	—

Net contributions and (withdrawals)	4,626	476,172	937,218	2,310

Increase (decrease) in net assets	4,872	43,155	1,206,227	2,433
NET ASSETS:
Beginning of period	—	2,227,430	1,021,203	—

End of period	$4,872	$2,270,585	$2,227,430	$2,433

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Freedom 2060 PortfolioSM— Initial Class	Fidelity® VIP Freedom 2065 PortfolioSM— Initial Class	Fidelity® VIP Government Money Market Portfolio— Initial Class
	2022 (a)	2022 (a)	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$52	$268	$699,922	$(27,415)
Net realized gain (loss) on investments	1	(7)	—	—
Realized gain distribution received	17	49	—	—
Change in unrealized appreciation (depreciation) on investments	43	(945)	—	—

Net increase (decrease) in net assets resulting from operations	113	(635)	699,922	(27,415)

Contributions and (Withdrawals):
Payments received from policyowners	1,254	6,504	14,297,918	7,978,819
Cost of insurance	(13)	(85)	(1,073,410)	(1,034,354)
Policyowners’ surrenders	—	—	(3,163,672)	(2,712,143)
Net transfers from (to) Fixed Account	2,312	—	(291,359)	2,003,388
Transfers between Investment Divisions	—	13,088	(1,310,075)	(505,436,139)
Policyowners’ death benefits	—	—	(219,002)	(191,554)

Net contributions and (withdrawals)	3,553	19,507	8,240,400	(499,391,983)

Increase (decrease) in net assets	3,666	18,872	8,940,322	(499,419,398)
NET ASSETS:
Beginning of period	—	—	40,444,600	539,863,998

End of period	$3,666	$18,872	$49,384,922	$40,444,600

(a)	For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Growth Opportunities Portfolio— Initial Class		Fidelity® VIP Growth Portfolio— Initial Class		Fidelity® VIP Health Care Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$19,563	$(92)	$—	$189
Net realized gain (loss) on investments	(64,816)	210,766	25,158	167,831	(1,462)	2,527
Realized gain distribution received	312,639	151,321	236,819	795,668	24,548	15,035
Change in unrealized appreciation (depreciation) on investments	(1,071,855)	(247,103)	(1,234,800)	(154,717)	(67,438)	14,215

Net increase (decrease) in net assets resulting from operations	(824,032)	114,984	(953,260)	808,690	(44,352)	31,966

Contributions and (Withdrawals):
Payments received from policyowners	337,206	225,644	—	—	76,192	49,779
Cost of insurance	(42,117)	(30,556)	(41,412)	(48,556)	(7,315)	(4,990)
Policyowners’ surrenders	(27,897)	(11,544)	(132,319)	(376,406)	(14,214)	(6,377)
Net transfers from (to) Fixed Account	(195,562)	170,767	(1,151)	(13,338)	109,693	7,188
Transfers between Investment Divisions	298,164	280,318	—	(19,472)	9,737	128,182
Policyowners’ death benefits	(81)	—	(61,125)	—	—	—

Net contributions and (withdrawals)	369,713	634,629	(236,007)	(457,772)	174,093	173,782

Increase (decrease) in net assets	(454,319)	749,613	(1,189,267)	350,918	129,741	205,748
NET ASSETS:
Beginning of period	2,076,188	1,326,575	3,973,557	3,622,639	395,990	190,242

End of period	$1,621,869	$2,076,188	$2,784,290	$3,973,557	$525,731	$395,990

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Index 500 Portfolio— Initial Class		Fidelity® VIP International Capital Appreciation Portfolio— Initial Class		Fidelity® VIP International Index Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,831,630	$3,145,285	$7,239	$—	$421,727	$573,940
Net realized gain (loss) on investments	9,406,800	12,584,502	(60,876)	22,793	(199,398)	74,042
Realized gain distribution received	1,906,079	1,743,766	216,783	206,420	—	76,562
Change in unrealized appreciation (depreciation) on investments	(68,936,924)	44,563,806	(1,117,066)	153,500	(3,718,998)	540,637

Net increase (decrease) in net assets resulting from operations	(53,792,415)	62,037,359	(953,920)	382,713	(3,496,669)	1,265,181

Contributions and (Withdrawals):
Payments received from policyowners	7,431,853	7,294,305	63,358	43,907	160,910	21,976
Cost of insurance	(3,944,227)	(3,473,341)	(49,303)	(49,975)	(218,020)	(223,806)
Policyowners’ surrenders	(6,885,560)	(11,093,043)	(2,323)	—	(2,236)	—
Net transfers from (to) Fixed Account	7,872,612	(614,123)	15,307	27,088	79,241	4,458
Transfers between Investment Divisions	6,635,713	17,540,851	(247,929)	262,600	(985,961)	21,803,834
Policyowners’ death benefits	(1,409,162)	(1,381,025)	—	—	(136,993)	(212,113)

Net contributions and (withdrawals)	9,701,229	8,273,624	(220,890)	283,620	(1,103,059)	21,394,349

Increase (decrease) in net assets	(44,091,186)	70,310,983	(1,174,810)	666,333	(4,599,728)	22,659,530
NET ASSETS:
Beginning of period	290,443,791	220,132,808	3,701,819	3,035,486	22,923,213	263,683

End of period	$246,352,605	$290,443,791	$2,527,009	$3,701,819	$18,323,485	$22,923,213

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Investment Grade Bond Portfolio— Initial Class		Fidelity® VIP Mid Cap Portfolio— Initial Class		Fidelity® VIP Overseas Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$921,362	$841,317	$44,092	$59,950	$57,501	$34,653
Net realized gain (loss) on investments	(1,067,766)	290,837	11,738	850,368	38,619	1,529,354
Realized gain distribution received	2,048,370	1,063,289	582,961	1,575,233	49,451	519,915
Change in unrealized appreciation (depreciation) on investments	(7,291,134)	(2,371,512)	(2,171,618)	167,327	(1,840,620)	(773,056)

Net increase (decrease) in net assets resulting from operations	(5,389,168)	(176,069)	(1,532,827)	2,652,878	(1,695,049)	1,310,866

Contributions and (Withdrawals):
Payments received from policyowners	685,727	809,006	244,689	346,596	—	—
Cost of insurance	(664,812)	(588,510)	(189,434)	(198,714)	(151,723)	(165,791)
Policyowners’ surrenders	(2,162,334)	(140,975)	(128,020)	(327,056)	(16,439)	(2,801,381)
Net transfers from (to) Fixed Account	(150,878)	174,452	(28,498)	(51,457)	(43)	(5,425)
Transfers between Investment Divisions	6,202,505	8,986,153	(321,036)	(2,984,136)	—	(2,338,840)
Policyowners’ death benefits	(290,977)	(14,767)	—	(5,467)	(5,850)	—

Net contributions and (withdrawals)	3,619,231	9,225,359	(422,299)	(3,220,234)	(174,055)	(5,311,437)

Increase (decrease) in net assets	(1,769,937)	9,049,290	(1,955,126)	(567,356)	(1,869,104)	(4,000,571)
NET ASSETS:
Beginning of period	42,108,892	33,059,602	10,487,537	11,054,893	6,955,139	10,955,710

End of period	$40,338,955	$42,108,892	$8,532,411	$10,487,537	$5,086,035	$6,955,139

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Real Estate Portfolio— Initial Class		Fidelity® VIP Strategic Income Portfolio— Initial Class		Fidelity® VIP Technology Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$177,468	$131,855	$11,260	$6,850	$—	$—
Net realized gain (loss) on investments	114,524	162,007	(8,179)	4,151	13,974	18,256
Realized gain distribution received	346,304	69,468	255	3,954	99,585	102,520
Change in unrealized appreciation (depreciation) on investments	(4,547,207)	3,162,477	(33,697)	(6,887)	(607,988)	154,557

Net increase (decrease) in net assets resulting from operations	(3,908,911)	3,525,807	(30,361)	8,068	(494,429)	275,333

Contributions and (Withdrawals):
Payments received from policyowners	127,673	149,318	28,669	27,874	153,073	134,893
Cost of insurance	(137,159)	(104,171)	(7,574)	(5,908)	(29,464)	(27,016)
Policyowners’ surrenders	(44,347)	(85,595)	(28,448)	(3,539)	(8,320)	(11,201)
Net transfers from (to) Fixed Account	1,466,302	(18,101)	1,028	12,398	33,574	15,587
Transfers between Investment Divisions	510,991	2,311,947	67,399	56,077	(11,691)	178,677
Policyowners’ death benefits	(102,895)	(234,350)	—	—	—	—

Net contributions and (withdrawals)	1,820,565	2,019,048	61,074	86,902	137,172	290,940

Increase (decrease) in net assets	(2,088,346)	5,544,855	30,713	94,970	(357,257)	566,273
NET ASSETS:
Beginning of period	13,772,160	8,227,305	266,019	171,049	1,322,162	755,889

End of period	$11,683,814	$13,772,160	$296,732	$266,019	$964,905	$1,322,162

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Fidelity® VIP Total Market Index Portfolio— Initial Class		Fidelity® VIP Value Portfolio— Initial Class		Fidelity® VIP Value Strategies Portfolio— Service Class 2
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,390	$846	$16,405	$22,826	$220	$1,001
Net realized gain (loss) on investments	1,088	136	15,245	8,421	25,030	11,738
Realized gain distribution received	215	467	49,735	167,186	1,599	6,405
Change in unrealized appreciation (depreciation) on investments	(31,098)	11,587	(150,783)	178,168	(30,220)	8,552

Net increase (decrease) in net assets resulting from operations	(27,405)	13,036	(69,398)	376,601	(3,371)	27,696

Contributions and (Withdrawals):
Payments received from policyowners	54,501	24,229	—	—	—	—
Cost of insurance	(2,905)	(1,190)	(20,763)	(18,797)	(3,364)	(3,402)
Policyowners’ surrenders	—	—	(38,810)	—	(50,270)	(32,763)
Net transfers from (to) Fixed Account	4,849	19,065	(97)	(88)	(9)	(1,695)
Transfers between Investment Divisions	27,649	40,560	(13,777)	(18,868)	—	(1,776)
Policyowners’ death benefits	—	—	(32,750)	—	—	—

Net contributions and (withdrawals)	84,094	82,664	(106,197)	(37,753)	(53,643)	(39,636)

Increase (decrease) in net assets	56,689	95,700	(175,595)	338,848	(57,014)	(11,940)
NET ASSETS:
Beginning of period	108,110	12,410	1,617,546	1,278,698	81,486	93,426

End of period	$164,799	$108,110	$1,441,951	$1,617,546	$24,472	$81,486

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Invesco V.I. Capital Appreciation Fund— Series I Shares		Invesco V.I. Core Bond Fund— Series I Shares		Invesco V.I. Core Plus Bond Fund— Series I Shares
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$25	$19	$1,089	$2,840
Net realized gain (loss) on investments	59	500	(84)	4	(2,565)	(113)
Realized gain distribution received	21,365	4,044	—	34	118	6,412
Change in unrealized appreciation (depreciation) on investments	(45,723)	10,350	(3)	(73)	(27,974)	(9,387)

Net increase (decrease) in net assets resulting from operations	(24,299)	14,894	(62)	(16)	(29,332)	(248)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	16,701	68,806
Cost of insurance	(1,571)	(1,701)	(29)	(91)	(3,725)	(1,391)
Policyowners’ surrenders	—	—	—	—	—	(4,895)
Net transfers from (to) Fixed Account	(1,159)	(53)	—	—	905	11,122
Transfers between Investment Divisions	—	—	(781)	—	(643)	118,078
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(2,730)	(1,754)	(810)	(91)	13,238	191,720

Increase (decrease) in net assets	(27,029)	13,140	(872)	(107)	(16,094)	191,472
NET ASSETS:
Beginning of period	79,976	66,836	872	979	200,606	9,134

End of period	$52,947	$79,976	$—	$872	$184,512	$200,606

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Invesco V.I. EQV International Equity Fund— Series I Shares		Invesco V.I. Global Real Estate Fund— Series I Shares		Invesco V.I. Main Street Mid Cap Fund®— Series I Shares
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$196,520	$159,454	$69,995	$71,219	$817	$1,138
Net realized gain (loss) on investments	(339,837)	119,638	(5,486)	(34,285)	(1,285)	(462)
Realized gain distribution received	1,253,551	842,099	—	—	48,790	—
Change in unrealized appreciation (depreciation) on investments	(3,526,528)	(445,513)	(770,014)	566,824	(86,337)	50,819

Net increase (decrease) in net assets resulting from operations	(2,416,294)	675,678	(705,505)	603,758	(38,015)	51,495

Contributions and (Withdrawals):
Payments received from policyowners	293,937	421,400	30,465	98,887	—	—
Cost of insurance	(225,114)	(209,610)	(40,849)	(41,073)	(3,725)	(3,699)
Policyowners’ surrenders	(191,216)	(30,670)	(10,202)	(64,208)	(5,145)	(3,481)
Net transfers from (to) Fixed Account	(68,977)	(52,776)	(30,408)	(111,190)	—	—
Transfers between Investment Divisions	885,098	385,770	369,251	(59,297)	—	—
Policyowners’ death benefits	(89,450)	(19,227)	(4,600)	—	—	—

Net contributions and (withdrawals)	604,278	494,887	313,657	(176,881)	(8,870)	(7,180)

Increase (decrease) in net assets	(1,812,016)	1,170,565	(391,848)	426,877	(46,885)	44,315
NET ASSETS:
Beginning of period	12,930,059	11,759,494	2,913,618	2,486,741	268,335	224,020

End of period	$11,118,043	$12,930,059	$2,521,770	$2,913,618	$221,450	$268,335

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Janus Henderson Enterprise Portfolio— Institutional Shares		Janus Henderson Flexible Bond Portfolio— Institutional Shares		Janus Henderson Forty Portfolio— Institutional Shares
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$40,633	$75,575	$18,743	$17,199	$8,082	$—
Net realized gain (loss) on investments	(127,058)	1,788,833	(660)	3,087	59,376	227,319
Realized gain distribution received	3,286,687	1,994,350	14,172	22,209	658,312	679,058
Change in unrealized appreciation (depreciation) on investments	(6,913,870)	(534,931)	(146,424)	(50,526)	(2,701,027)	292,390

Net increase (decrease) in net assets resulting from operations	(3,713,608)	3,323,827	(114,169)	(8,031)	(1,975,257)	1,198,767

Contributions and (Withdrawals):
Payments received from policyowners	285,989	376,756	—	—	123	—
Cost of insurance	(251,280)	(252,174)	(9,354)	(11,142)	(74,990)	(97,629)
Policyowners’ surrenders	(519,470)	(380,793)	(3,048)	—	(182,746)	(438,928)
Net transfers from (to) Fixed Account	(17,396)	125,789	(21)	(2,051)	(72,673)	(31,850)
Transfers between Investment Divisions	384,841	6,062,043	—	(4,529)	(18,407)	(15,114)
Policyowners’ death benefits	(132,296)	(40,188)	—	(23,091)	(55,127)	—

Net contributions and (withdrawals)	(249,612)	5,891,433	(12,423)	(40,813)	(403,820)	(583,521)

Increase (decrease) in net assets	(3,963,220)	9,215,260	(126,592)	(48,844)	(2,379,077)	615,246
NET ASSETS:
Beginning of period	23,549,075	14,333,815	841,180	890,024	6,067,319	5,452,073

End of period	$19,585,855	$23,549,075	$714,588	$841,180	$3,688,242	$6,067,319

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Janus Henderson Global Research Portfolio— Institutional Shares		Lazard Retirement International Equity Portfolio— Service Shares		Lord Abbett Series Fund Developing Growth Portfolio— Class VC
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$5,026	$2,796	$12,597	$4,091	$—	$—
Net realized gain (loss) on investments	18,917	112,337	8,139	109,190	(17,121)	36,637
Realized gain distribution received	56,623	28,783	39,422	5,594	—	55,362
Change in unrealized appreciation (depreciation) on investments	(201,586)	(42,612)	(127,000)	(76,266)	(54,318)	(95,161)

Net increase (decrease) in net assets resulting from operations	(121,020)	101,304	(66,842)	42,609	(71,439)	(3,162)

Contributions and (Withdrawals):
Payments received from policyowners	12,893	18,385	—	—	170	—
Cost of insurance	(15,544)	(19,754)	(9,947)	(13,859)	(3,615)	(6,559)
Policyowners’ surrenders	(19,720)	(258,870)	(7,525)	(2,169)	(20,480)	(117,609)
Net transfers from (to) Fixed Account	3,133	(43)	(33,842)	(458,938)	(3,878)	(15)
Transfers between Investment Divisions	(52)	2,180	(1,899)	(567,611)	—	—
Policyowners’ death benefits	(18,739)	(5,480)	—	(4,699)	—	—

Net contributions and (withdrawals)	(38,029)	(263,582)	(53,213)	(1,047,276)	(27,803)	(124,183)

Increase (decrease) in net assets	(159,049)	(162,278)	(120,055)	(1,004,667)	(99,242)	(127,345)
NET ASSETS:
Beginning of period	631,313	793,591	460,115	1,464,782	207,626	334,971

End of period	$472,264	$631,313	$340,060	$460,115	$108,384	$207,626

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Lord Abbett Series Fund Mid Cap Stock Portfolio— Class VC		LVIP Baron Growth Opportunities Fund— Service Class		LVIP Baron Growth Opportunities Fund— Standard Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$7,903	$6,023	$(420)	$(509)	$—	$—
Net realized gain (loss) on investments	1,380	3,668	118,715	903,276	717	262
Realized gain distribution received	60,732	98,986	389,372	158,255	4,663	1,184
Change in unrealized appreciation (depreciation) on investments	(193,911)	142,952	(2,299,494)	205,478	(19,864)	5,012

Net increase (decrease) in net assets resulting from operations	(123,896)	251,629	(1,791,827)	1,266,500	(14,484)	6,458

Contributions and (Withdrawals):
Payments received from policyowners	—	—	34,352	120,033	2,791	314
Cost of insurance	(16,786)	(16,408)	(99,850)	(115,910)	(1,102)	(609)
Policyowners’ surrenders	(11,633)	—	(94,236)	(177,361)	(68)	—
Net transfers from (to) Fixed Account	(29)	(9,378)	(1,976)	(825,380)	18,718	29,117
Transfers between Investment Divisions	—	—	(86,439)	(1,824,195)	(3,624)	(898)
Policyowners’ death benefits	(9,320)	—	(20,192)	(9,229)	—	—

Net contributions and (withdrawals)	(37,768)	(25,786)	(268,341)	(2,832,042)	16,715	27,924

Increase (decrease) in net assets	(161,664)	225,843	(2,060,168)	(1,565,542)	2,231	34,382
NET ASSETS:
Beginning of period	1,108,756	882,913	7,004,128	8,569,670	59,488	25,106

End of period	$947,092	$1,108,756	$4,943,960	$7,004,128	$61,719	$59,488

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	LVIP Delaware Limited-Term Diversified Income Fund— Standard Class		LVIP Delaware Value Fund— Standard Class		LVIP Mondrian International Value Fund— Standard Class
	2022	2021 (b)	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$578	$133	$—	$1	$7,538	$9,060
Net realized gain (loss) on investments	(30)	—	(3)	—	(2,051)	11,610
Realized gain distribution received	—	—	1	2	—	—
Change in unrealized appreciation (depreciation) on investments	(1,085)	(175)	1	—	(37,718)	(12,705)

Net increase (decrease) in net assets resulting from operations	(537)	(42)	(1)	3	(32,231)	7,965

Contributions and (Withdrawals):
Payments received from policyowners	12,202	377	—	—	43,876	28,520
Cost of insurance	(598)	(75)	(2)	(4)	(2,102)	(1,600)
Policyowners’ surrenders	—	—	—	—	(239)	(242)
Net transfers from (to) Fixed Account	393	10,942	—	(1)	—	—
Transfers between Investment Divisions	1	—	(12)	17	(23,733)	160,126
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	11,998	11,244	(14)	12	17,802	186,804

Increase (decrease) in net assets	11,461	11,202	(15)	15	(14,429)	194,769
NET ASSETS:
Beginning of period	11,202	—	15	—	271,728	76,959

End of period	$22,663	$11,202	$—	$15	$257,299	$271,728

(b)	For the period May 1, 2021 (commencement of Investment Division) through December 31, 2021.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	LVIP SSgA Bond Index Fund— Standard Class		LVIP SSgA Developed International 150 Fund— Standard Class		LVIP SSgA Emerging Markets 100 Fund— Standard Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$289,388	$285,868	$272,494	$174,266	$250,300	$162,535
Net realized gain (loss) on investments	(84,566)	1,156,259	(35,699)	(10,726)	(34,134)	(156,644)
Realized gain distribution received	—	57,437	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(2,221,641)	(1,837,842)	(502,437)	302,389	(536,505)	262,058

Net increase (decrease) in net assets resulting from operations	(2,016,819)	(338,278)	(265,642)	465,929	(320,339)	267,949

Contributions and (Withdrawals):
Payments received from policyowners	272,294	363,747	7,776	15,720	60,846	91,488
Cost of insurance	(235,998)	(228,312)	(73,606)	(70,216)	(34,059)	(42,420)
Policyowners’ surrenders	(292,618)	(3,197,583)	(39,379)	(4,189)	(105,023)	(58,336)
Net transfers from (to) Fixed Account	(27,176)	(111,274)	(270)	(236)	13,173	25,665
Transfers between Investment Divisions	322,115	(13,262,457)	(17,674)	(24,430)	(41,426)	(2,682,270)
Policyowners’ death benefits	(73,126)	(332,692)	(69,238)	—	(56,182)	(15,894)

Net contributions and (withdrawals)	(34,509)	(16,768,571)	(192,391)	(83,351)	(162,671)	(2,681,767)

Increase (decrease) in net assets	(2,051,328)	(17,106,849)	(458,033)	382,578	(483,010)	(2,413,818)
NET ASSETS:
Beginning of period	14,782,696	31,889,545	3,946,558	3,563,980	2,855,393	5,269,211

End of period	$12,731,368	$14,782,696	$3,488,525	$3,946,558	$2,372,383	$2,855,393

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	LVIP SSgA Emerging Markets Equity Index Fund— Standard Class		LVIP SSgA International Index Fund— Standard Class		MFS® Global Growth Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$8,797	$8,154	$713,613	$446,431	$73	$39
Net realized gain (loss) on investments	491	1,176	(2,544)	2,826,574	(34)	66
Realized gain distribution received	—	—	—	—	4,440	5,257
Change in unrealized appreciation (depreciation) on investments	(79,773)	(35,563)	(3,276,489)	(1,510,753)	(13,615)	860

Net increase (decrease) in net assets resulting from operations	(70,485)	(26,233)	(2,565,420)	1,762,252	(9,136)	6,222

Contributions and (Withdrawals):
Payments received from policyowners	14,519	1,061	203,199	232,186	9,223	9,085
Cost of insurance	(1,862)	(207)	(188,969)	(172,930)	(769)	(556)
Policyowners’ surrenders	(1,540)	—	(96,533)	(2,594,616)	—	—
Net transfers from (to) Fixed Account	2,805	898	540,630	7,235	7,907	1,083
Transfers between Investment Divisions	3,910	321,143	608,404	(12,774,082)	(1,559)	7,125
Policyowners’ death benefits	—	—	(88,010)	(229,099)	—	—

Net contributions and (withdrawals)	17,832	322,895	978,721	(15,531,306)	14,802	16,737

Increase (decrease) in net assets	(52,653)	296,662	(1,586,699)	(13,769,054)	5,666	22,959
NET ASSETS:
Beginning of period	326,102	29,440	17,693,562	31,462,616	49,026	26,067

End of period	$273,449	$326,102	$16,106,863	$17,693,562	$54,692	$49,026

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MFS® Global Real Estate Portfolio— Initial Class		MFS® Global Tactical Allocation Portfolio— Initial Class		MFS® International Growth Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$43,594	$47,330	$51,391	$25,814	$6,668	$7,009
Net realized gain (loss) on investments	157,176	42,256	(5,770)	3,675	(3,424)	29,896
Realized gain distribution received	190,337	—	154,616	113,101	63,262	57,161
Change in unrealized appreciation (depreciation) on investments	(1,271,840)	707,104	(383,094)	(73,572)	(253,107)	6,980

Net increase (decrease) in net assets resulting from operations	(880,733)	796,690	(182,857)	69,018	(186,601)	101,046

Contributions and (Withdrawals):
Payments received from policyowners	115,973	92,298	34,740	30,725	45,031	25,402
Cost of insurance	(44,789)	(29,621)	(58,903)	(53,451)	(25,863)	(22,329)
Policyowners’ surrenders	(52,072)	(15,295)	—	(8,609)	—	(1,399)
Net transfers from (to) Fixed Account	38,149	30,117	1,014	(9,876)	70,150	4,029
Transfers between Investment Divisions	(220,907)	1,585,530	(8,198)	10,124	(8,089)	101,440
Policyowners’ death benefits	(3,555)	—	—	—	—	—

Net contributions and (withdrawals)	(167,201)	1,663,029	(31,347)	(31,087)	81,229	107,143

Increase (decrease) in net assets	(1,047,934)	2,459,719	(214,204)	37,931	(105,372)	208,189
NET ASSETS:
Beginning of period	3,476,647	1,016,928	2,528,670	2,490,739	1,260,694	1,052,505

End of period	$2,428,713	$3,476,647	$2,314,466	$2,528,670	$1,155,322	$1,260,694

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MFS® International Intrinsic Value Portfolio— Initial Class		MFS® Investors Trust Series— Initial Class		MFS® Mid Cap Growth Series— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$181,923	$99,825	$544	$511	$—	$—
Net realized gain (loss) on investments	407,128	870,783	1,576	1,537	(24,059)	12,906
Realized gain distribution received	1,011,625	782,205	16,540	4,281	54,152	79,338
Change in unrealized appreciation (depreciation) on investments	(8,873,722)	1,252,446	(43,331)	25,067	(178,973)	(38,228)

Net increase (decrease) in net assets resulting from operations	(7,273,046)	3,005,259	(24,671)	31,396	(148,880)	54,016

Contributions and (Withdrawals):
Payments received from policyowners	893,454	996,668	—	—	67,117	38,536
Cost of insurance	(436,315)	(424,862)	(2,720)	(2,381)	(6,219)	(5,217)
Policyowners’ surrenders	(701,528)	(197,668)	—	—	(41,718)	—
Net transfers from (to) Fixed Account	(53,096)	199,054	—	—	(68,333)	42,381
Transfers between Investment Divisions	(1,776,174)	3,387,833	—	—	92,099	271,774
Policyowners’ death benefits	(86,532)	(61,551)	—	—	—	—

Net contributions and (withdrawals)	(2,160,191)	3,899,474	(2,720)	(2,381)	42,946	347,474

Increase (decrease) in net assets	(9,433,237)	6,904,733	(27,391)	29,015	(105,934)	401,490
NET ASSETS:
Beginning of period	30,208,366	23,303,633	148,566	119,551	531,959	130,469

End of period	$20,775,129	$30,208,366	$121,175	$148,566	$426,025	$531,959

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MFS® Mid Cap Value Portfolio— Initial Class		MFS® New Discovery Series— Initial Class		MFS® New Discovery Value Portfolio— Initial Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$69,842	$40,500	$—	$—	$23,579	$28,615
Net realized gain (loss) on investments	(233,538)	1,008,992	(26)	203	63,952	41,414
Realized gain distribution received	582,235	34,310	1,537	1,163	795,864	81,526
Change in unrealized appreciation (depreciation) on investments	(966,412)	365,907	(3,553)	(1,213)	(1,324,492)	791,451

Net increase (decrease) in net assets resulting from operations	(547,873)	1,449,709	(2,042)	153	(441,097)	943,006

Contributions and (Withdrawals):
Payments received from policyowners	176,418	208,015	—	—	10,248	2,588
Cost of insurance	(118,435)	(79,658)	(410)	(527)	(62,980)	(47,924)
Policyowners’ surrenders	(469,050)	(232,560)	—	—	—	—
Net transfers from (to) Fixed Account	(28,022)	(366,220)	—	—	20,792	22,096
Transfers between Investment Divisions	2,497,642	446,888	—	—	306,629	161,150
Policyowners’ death benefits	(27,474)	(5,056)	—	—	—	—

Net contributions and (withdrawals)	2,031,079	(28,591)	(410)	(527)	274,689	137,910

Increase (decrease) in net assets	1,483,206	1,421,118	(2,452)	(374)	(166,408)	1,080,916
NET ASSETS:
Beginning of period	5,284,721	3,863,603	6,991	7,365	3,818,760	2,737,844

End of period	$6,767,927	$5,284,721	$4,539	$6,991	$3,652,352	$3,818,760

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	MFS® Research International Portfolio— Initial Class	MFS® Value Series— Initial Class		Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I
	2022 (a)	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$1,108,093	$1,010,486	$49,313	$46,020
Net realized gain (loss) on investments	—	745,669	905,066	(15,421)	114,191
Realized gain distribution received	—	4,724,612	1,683,463	—	—
Change in unrealized appreciation (depreciation) on investments	(78)	(11,394,610)	12,789,799	(186,242)	(196,172)

Net increase (decrease) in net assets resulting from operations	(78)	(4,816,236)	16,388,814	(152,350)	(35,961)

Contributions and (Withdrawals):
Payments received from policyowners	—	826,870	959,773	—	—
Cost of insurance	—	(1,052,171)	(876,167)	(11,232)	(14,943)
Policyowners’ surrenders	—	(432,445)	(358,401)	(49,638)	(1,512,366)
Net transfers from (to) Fixed Account	7,251	3,339,422	(1,078,725)	(6,473)	(31,785)
Transfers between Investment Divisions	—	1,836,357	61,639	—	(682,171)
Policyowners’ death benefits	—	(492,409)	(650,656)	—	—

Net contributions and (withdrawals)	7,251	4,025,624	(1,942,537)	(67,343)	(2,241,265)

Increase (decrease) in net assets	7,173	(790,612)	14,446,277	(219,693)	(2,277,226)
NET ASSETS:
Beginning of period	—	82,369,798	67,923,521	839,858	3,117,084

End of period	$7,173	$81,579,186	$82,369,798	$620,165	$839,858

(a) For the period May 1, 2022 (commencement of Investment Division) through December 31, 2022.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Morgan Stanley VIF Global Infrastructure Portfolio— Class I		Morgan Stanley VIF U.S. Real Estate Portfolio— Class I		Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$18,709	$9,542	$18,741	$27,696	$400	$411
Net realized gain (loss) on investments	(2,888)	468	(195,271)	(788,640)	(61)	(57)
Realized gain distribution received	36,548	13,548	330,840	—	9,797	—
Change in unrealized appreciation (depreciation) on investments	(95,167)	28,131	(636,620)	1,158,206	(17,157)	17,678

Net increase (decrease) in net assets resulting from operations	(42,798)	51,689	(482,310)	397,262	(7,021)	18,032

Contributions and (Withdrawals):
Payments received from policyowners	83,309	16,336	43,070	84,706	—	—
Cost of insurance	(8,729)	(5,673)	(24,963)	(26,224)	(1,070)	(986)
Policyowners’ surrenders	—	—	(32,566)	(2,104,363)	—	(25)
Net transfers from (to) Fixed Account	82,659	9,937	6,173	(35,783)	—	(3)
Transfers between Investment Divisions	202,360	13,881	(114,559)	(1,025,066)	—	—
Policyowners’ death benefits	(20,731)	—	—	(944)	—	—

Net contributions and (withdrawals)	338,868	34,481	(122,845)	(3,107,674)	(1,070)	(1,014)

Increase (decrease) in net assets	296,070	86,170	(605,155)	(2,710,412)	(8,091)	17,018
NET ASSETS:
Beginning of period	427,941	341,771	1,471,009	4,181,421	72,355	55,337

End of period	$724,011	$427,941	$865,854	$1,471,009	$64,264	$72,355

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Neuberger Berman AMT Sustainable Equity Portfolio— Class I		PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class		PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,162	$1,115	$77,997	$95,586	$59,059	$237,955
Net realized gain (loss) on investments	813	3,060	(87,697)	29,289	(59,803)	1,805
Realized gain distribution received	24,679	5,703	—	—	58,927	73,547
Change in unrealized appreciation (depreciation) on investments	(83,486)	50,653	(308,931)	(178,378)	(541,441)	(510,170)

Net increase (decrease) in net assets resulting from operations	(56,832)	60,531	(318,631)	(53,503)	(483,258)	(196,863)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	64,044	78,812	124,040	164,121
Cost of insurance	(5,248)	(4,840)	(24,940)	(20,739)	(67,935)	(70,069)
Policyowners’ surrenders	—	—	(25,317)	(1,573,408)	(111,617)	(2,224,895)
Net transfers from (to) Fixed Account	(40)	(6,779)	4,173	27,694	(1,917)	(28,307)
Transfers between Investment Divisions	—	—	(409,439)	430,276	28,862	(52,581)
Policyowners’ death benefits	—	—	(1,910)	—	(32,435)	—

Net contributions and (withdrawals)	(5,288)	(11,619)	(393,389)	(1,057,365)	(61,002)	(2,211,731)

Increase (decrease) in net assets	(62,120)	48,912	(712,020)	(1,110,868)	(544,260)	(2,408,594)
NET ASSETS:
Beginning of period	309,361	260,449	2,096,752	3,207,620	4,498,995	6,907,589

End of period	$247,241	$309,361	$1,384,732	$2,096,752	$3,954,735	$4,498,995

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class		PIMCO VIT High Yield Portfolio— Administrative Class		PIMCO VIT High Yield Portfolio— Institutional Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$466	$815	$98,986	$96,162	$2,219	$1,014
Net realized gain (loss) on investments	(2,524)	10	(90,222)	80,101	(1,278)	31
Realized gain distribution received	407	241	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(1,294)	(1,733)	(186,061)	(102,563)	(4,479)	(159)

Net increase (decrease) in net assets resulting from operations	(2,945)	(667)	(177,297)	73,700	(3,538)	886

Contributions and (Withdrawals):
Payments received from policyowners	13,300	10,983	69,696	110,316	8,901	8,073
Cost of insurance	(912)	(570)	(31,332)	(26,339)	(1,067)	(398)
Policyowners’ surrenders	(8,504)	—	(27,102)	(1,091,857)	—	—
Net transfers from (to) Fixed Account	3,339	2,627	8,779	(13,529)	18,976	4,387
Transfers between Investment Divisions	(140)	927	482,343	233,840	13,751	16,153
Policyowners’ death benefits	—	—	(1,508)	—	—	—

Net contributions and (withdrawals)	7,083	13,967	500,876	(787,569)	40,561	28,215

Increase (decrease) in net assets	4,138	13,300	323,579	(713,869)	37,023	29,101
NET ASSETS:
Beginning of period	22,158	8,858	1,856,660	2,570,529	36,653	7,552

End of period	$26,296	$22,158	$2,180,239	$1,856,660	$73,676	$36,653

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	PIMCO VIT Income Portfolio— Institutional Class		PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)— Institutional Class		PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,435	$863	$1,007	$896	$342,247	$299,913
Net realized gain (loss) on investments	(188)	163	(854)	(174)	(183,914)	(182,063)
Realized gain distribution received	5	—	23	568	—	3,626,935
Change in unrealized appreciation (depreciation) on investments	(6,283)	(521)	(6,446)	(1,568)	(5,959,164)	(4,685,651)

Net increase (decrease) in net assets resulting from operations	(4,031)	505	(6,270)	(278)	(5,800,831)	(940,866)

Contributions and (Withdrawals):
Payments received from policyowners	1,870	7,717	3,044	3,475	17,964	19,927
Cost of insurance	(1,097)	(439)	(1,133)	(693)	(143,198)	(152,232)
Policyowners’ surrenders	—	(939)	(4,970)	(4,006)	(69,927)	(787,449)
Net transfers from (to) Fixed Account	—	—	—	450	1,649,107	(4,966)
Transfers between Investment Divisions	16,443	26,269	17,778	53,479	1,342,837	552,076
Policyowners’ death benefits	—	—	—	—	(243,424)	—

Net contributions and (withdrawals)	17,216	32,608	14,719	52,705	2,553,359	(372,644)

Increase (decrease) in net assets	13,185	33,113	8,449	52,427	(3,247,472)	(1,313,510)
NET ASSETS:
Beginning of period	54,714	21,601	61,160	8,733	19,265,789	20,579,299

End of period	$67,899	$54,714	$69,609	$61,160	$16,018,317	$19,265,789

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class		PIMCO VIT Low Duration Portfolio— Administrative Class		PIMCO VIT Low Duration Portfolio— Institutional Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$519	$230	$189,575	$65,997	$1,823	$319
Net realized gain (loss) on investments	(293)	(82)	(75,682)	32,312	(618)	314
Realized gain distribution received	—	1,924	—	—	—	—
Change in unrealized appreciation (depreciation) on investments	(8,347)	(2,378)	(808,257)	(216,442)	(3,945)	(790)

Net increase (decrease) in net assets resulting from operations	(8,121)	(306)	(694,364)	(118,133)	(2,740)	(157)

Contributions and (Withdrawals):
Payments received from policyowners	13,188	15,934	154,689	275,751	102,661	17,840
Cost of insurance	(409)	(254)	(440,248)	(589,698)	(3,591)	(1,053)
Policyowners’ surrenders	—	—	(369,441)	(166,522)	(6,075)	—
Net transfers from (to) Fixed Account	—	—	5,374	(355,881)	52,847	16,545
Transfers between Investment Divisions	—	—	(24,630)	1,071,490	2,379	(75,688)
Policyowners’ death benefits	—	—	(70,656)	—	—	—

Net contributions and (withdrawals)	12,779	15,680	(744,912)	235,140	148,221	(42,356)

Increase (decrease) in net assets	4,658	15,374	(1,439,276)	117,007	145,481	(42,513)
NET ASSETS:
Beginning of period	18,683	3,309	12,397,473	12,280,466	39,133	81,646

End of period	$23,341	$18,683	$10,958,197	$12,397,473	$184,614	$39,133

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	PIMCO VIT Real Return Portfolio — Administrative Class		PIMCO VIT Real Return Portfolio — Institutional Class		PIMCO VIT Total Return Portfolio — Administrative Class
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$744,056	$541,599	$3,273	$1,101	$542,201	$532,024
Net realized gain (loss) on investments	(9,453)	329,785	(361)	158	(556,248)	1,041,680
Realized gain distribution received	—	—	—	—	—	1,224,272
Change in unrealized appreciation (depreciation) on investments	(2,116,924)	(279,454)	(8,809)	(125)	(3,337,199)	(3,380,538)

Net increase (decrease) in net assets resulting from operations	(1,382,321)	591,930	(5,897)	1,134	(3,351,246)	(582,562)

Contributions and (Withdrawals):
Payments received from policyowners	147,083	271,124	4,620	—	285,887	517,506
Cost of insurance	(266,692)	(234,628)	(983)	(343)	(319,208)	(400,692)
Policyowners’ surrenders	(224,502)	(1,211,591)	—	—	(1,018,619)	(7,050,816)
Net transfers from (to) Fixed Account	(25,043)	(22,984)	14,485	12,099	(22,630)	(211,908)
Transfers between Investment Divisions	118,688	669,274	4,400	13,991	(2,714,153)	(8,065,503)
Policyowners’ death benefits	(97,596)	(6,414)	—	—	(85,187)	(61,165)

Net contributions and (withdrawals)	(348,062)	(535,219)	22,522	25,747	(3,873,910)	(15,272,578)

Increase (decrease) in net assets	(1,730,383)	56,711	16,625	26,881	(7,225,156)	(15,855,140)
NET ASSETS:
Beginning of period	11,315,343	11,258,632	41,499	14,618	26,215,781	42,070,921

End of period	$9,584,960	$11,315,343	$58,124	$41,499	$18,990,625	$26,215,781

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	PIMCO VIT Total Return Portfolio— Institutional Class		Schwab® S&P 500 Index Portfolio		T. Rowe Price All-Cap Opportunities Portfolio
	2022	2021	2022	2021 (b)	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,831	$2,190	$6,142	$831	$—	$—
Net realized gain (loss) on investments	(13,099)	(1,814)	(74)	102	(65,968)	394,537
Realized gain distribution received	—	4,032	3,817	—	273,089	1,244,030
Change in unrealized appreciation (depreciation) on investments	(13,160)	(5,633)	(97,510)	18,366	(1,603,183)	(335,848)

Net increase (decrease) in net assets resulting from operations	(22,428)	(1,225)	(87,625)	19,299	(1,396,062)	1,302,719

Contributions and (Withdrawals):
Payments received from policyowners	102,755	35,849	531,860	104,395	—	—
Cost of insurance	(6,105)	(3,638)	(17,058)	(2,715)	(67,455)	(82,808)
Policyowners’ surrenders	—	—	(28,691)	—	(21,608)	(91,498)
Net transfers from (to) Fixed Account	(70,108)	79,905	182,938	129,670	(191,618)	(41,034)
Transfers between Investment Divisions	(29,723)	14,437	22,171	67,868	(28,977)	(1,257,302)
Policyowners’ death benefits	—	—	—	—	(61,780)	(73,345)

Net contributions and (withdrawals)	(3,181)	126,553	691,220	299,218	(371,438)	(1,545,987)

Increase (decrease) in net assets	(25,609)	125,328	603,595	318,517	(1,767,500)	(243,268)
NET ASSETS:
Beginning of period	166,456	41,128	318,517	—	6,677,923	6,921,191

End of period	$140,847	$166,456	$922,112	$318,517	$4,910,423	$6,677,923

(b)	For the period May 1, 2021 (commencement of Investment Division) through December 31, 2021.

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	T. Rowe Price Blue Chip Growth Portfolio		T. Rowe Price Equity Index 500 Portfolio		T. Rowe Price International Stock Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$—	$—	$18,204	$18,489	$23,630	$21,585
Net realized gain (loss) on investments	1,387,611	14,319,068	85,292	81,458	(3,151)	52,028
Realized gain distribution received	3,667,943	12,295,736	8,313	29,177	74,405	252,276
Change in unrealized appreciation (depreciation) on investments	(50,902,014)	(8,541,679)	(473,211)	372,294	(686,655)	(273,982)

Net increase (decrease) in net assets resulting from operations	(45,846,460)	18,073,125	(361,402)	501,418	(591,771)	51,907

Contributions and (Withdrawals):
Payments received from policyowners	1,305,556	1,934,858	—	—	71,537	193,914
Cost of insurance	(1,199,202)	(1,324,322)	(32,026)	(37,631)	(40,635)	(47,990)
Policyowners’ surrenders	(2,265,181)	(5,573,629)	(26,643)	(112,952)	(178,708)	(179,512)
Net transfers from (to) Fixed Account	4,301,772	(1,240,143)	(181,976)	(111,235)	1,092	191,330
Transfers between Investment Divisions	(2,866,435)	(8,666,198)	(36,680)	—	18,154	83,137
Policyowners’ death benefits	(599,565)	(1,242,327)	—	(287)	(54,304)	—

Net contributions and (withdrawals)	(1,323,055)	(16,111,761)	(277,325)	(262,105)	(182,864)	240,879

Increase (decrease) in net assets	(47,169,515)	1,961,364	(638,727)	239,313	(774,635)	292,786
NET ASSETS:
Beginning of period	116,247,448	114,286,084	2,115,851	1,876,538	3,825,139	3,532,353

End of period	$69,077,933	$116,247,448	$1,477,124	$2,115,851	$3,050,504	$3,825,139

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	T. Rowe Price Limited-Term Bond Portfolio		T. Rowe Price Moderate Allocation Portfolio		Thrivent Aggressive Allocation Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$18,050	$20,368	$34,995	$28,749	$29	$16
Net realized gain (loss) on investments	(1,340)	42,974	12,510	179,565	(372)	23
Realized gain distribution received	1,431	7,026	42,516	253,957	398	77
Change in unrealized appreciation (depreciation) on investments	(68,090)	(64,664)	(578,492)	(134,670)	(1,103)	300

Net increase (decrease) in net assets resulting from operations	(49,949)	5,704	(488,471)	327,601	(1,048)	416

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	5,538	4,386
Cost of insurance	(17,529)	(22,995)	(79,096)	(88,180)	(548)	(331)
Policyowners’ surrenders	(5,605)	(6,207)	(84,151)	(485,942)	—	—
Net transfers from (to) Fixed Account	(167,498)	(7,446)	(2,162)	(4,926)	(2,322)	(124)
Transfers between Investment Divisions	—	(761,265)	(30,848)	(940,500)	—	—
Policyowners’ death benefits	(10,236)	—	—	(7,984)	—	—

Net contributions and (withdrawals)	(200,868)	(797,913)	(196,257)	(1,527,532)	2,668	3,931

Increase (decrease) in net assets	(250,817)	(792,209)	(684,728)	(1,199,931)	1,620	4,347
NET ASSETS:
Beginning of period	1,154,198	1,946,407	2,754,549	3,954,480	4,347	—

End of period	$903,381	$1,154,198	$2,069,821	$2,754,549	$5,967	$4,347

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Thrivent Diversified Income Plus Portfolio		Thrivent Global Stock Portfolio		Thrivent Large Cap Growth Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,486	$707	$23	$—	$—	$89
Net realized gain (loss) on investments	(87)	82	(736)	1	(914)	85
Realized gain distribution received	3,121	3	252	—	5,633	6,664
Change in unrealized appreciation (depreciation) on investments	(12,495)	702	(817)	211	(32,569)	5,500

Net increase (decrease) in net assets resulting from operations	(7,975)	1,494	(1,278)	212	(27,850)	12,338

Contributions and (Withdrawals):
Payments received from policyowners	31,836	8,408	7,882	3,906	9,845	15,376
Cost of insurance	(1,886)	(731)	(190)	(29)	(1,152)	(706)
Policyowners’ surrenders	—	(214)	—	—	—	—
Net transfers from (to) Fixed Account	903	22,786	(4,802)	—	(1,453)	2,176
Transfers between Investment Divisions	(4)	1,345	—	—	2,276	47,698
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	30,849	31,594	2,890	3,877	9,516	64,544

Increase (decrease) in net assets	22,874	33,088	1,612	4,089	(18,334)	76,882
NET ASSETS:
Beginning of period	52,143	19,055	4,089	—	77,317	435

End of period	$75,017	$52,143	$5,701	$4,089	$58,983	$77,317

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Thrivent Mid Cap Index Portfolio		Thrivent Mid Cap Stock Portfolio		Thrivent Small Cap Index Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$17,566	$16,248	$88	$43	$412,916	$318,339
Net realized gain (loss) on investments	(2,867)	3,805	410	35	60,293	472,151
Realized gain distribution received	146,901	21,103	4,967	1,023	2,930,041	282,735
Change in unrealized appreciation (depreciation) on investments	(408,804)	256,942	(9,779)	3,233	(10,039,476)	7,488,118

Net increase (decrease) in net assets resulting from operations	(247,204)	298,098	(4,314)	4,334	(6,636,226)	8,561,343

Contributions and (Withdrawals):
Payments received from policyowners	77,774	86,108	15,771	655	57,866	46,795
Cost of insurance	(30,559)	(13,428)	(717)	(392)	(387,981)	(412,698)
Policyowners’ surrenders	(42,014)	(17,148)	(4,650)	—	(9,712)	(214,292)
Net transfers from (to) Fixed Account	1,105	—	770	2,120	5,797	207,079
Transfers between Investment Divisions	(6,867)	1,450,111	17,712	20,086	(354,682)	259,894
Policyowners’ death benefits	(3,420)	—	—	—	(211,661)	(526,271)

Net contributions and (withdrawals)	(3,981)	1,505,643	28,886	22,469	(900,373)	(639,493)

Increase (decrease) in net assets	(251,185)	1,803,741	24,572	26,803	(7,536,599)	7,921,850
NET ASSETS:
Beginning of period	1,804,734	993	26,803	—	40,960,050	33,038,200

End of period	$1,553,549	$1,804,734	$51,375	$26,803	$33,423,451	$40,960,050

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	TOPS® Aggressive Growth ETF Portfolio— Class 2 Shares		TOPS® Balanced ETF Portfolio— Class 2 Shares		TOPS® Conservative ETF Portfolio— Class 2 Shares
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$2,356	$1,240	$3,288	$2,034	$2,663	$1,344
Net realized gain (loss) on investments	435	579	309	5,493	1,716	2,189
Realized gain distribution received	130	—	3,209	—	2,378	—
Change in unrealized appreciation (depreciation) on investments	(39,459)	36,007	(33,038)	15,672	(21,428)	7,352

Net increase (decrease) in net assets resulting from operations	(36,538)	37,826	(26,232)	23,199	(14,671)	10,885

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	—	—
Cost of insurance	(3,515)	(3,663)	(4,888)	(4,471)	(2,570)	(4,466)
Policyowners’ surrenders	—	(279)	—	(30,530)	(1,603)	(6,465)
Net transfers from (to) Fixed Account	(3)	(3)	—	—	(11)	(16)
Transfers between Investment Divisions	—	—	—	(2,847)	—	—
Policyowners’ death benefits	—	—	—	—	(6,510)	—

Net contributions and (withdrawals)	(3,518)	(3,945)	(4,888)	(37,848)	(10,694)	(10,947)

Increase (decrease) in net assets	(40,056)	33,881	(31,120)	(14,649)	(25,365)	(62)
NET ASSETS:
Beginning of period	231,235	197,354	236,281	250,930	170,445	170,507

End of period	$191,179	$231,235	$205,161	$236,281	$145,080	$170,445

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	TOPS® Growth ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Growth ETF Portfolio— Class 2 Shares		TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,137	$720	$2,679	$377	$3,976	$399
Net realized gain (loss) on investments	256	377	(36)	141	35	42
Realized gain distribution received	477	—	13,318	—	16,003	—
Change in unrealized appreciation (depreciation) on investments	(15,922)	12,789	(20,950)	3,630	(24,357)	3,319

Net increase (decrease) in net assets resulting from operations	(14,052)	13,886	(4,989)	4,148	(4,343)	3,760

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	—	—
Cost of insurance	(2,529)	(2,511)	(459)	(612)	(679)	(937)
Policyowners’ surrenders	—	(33)	—	—	(6,048)	(47)
Net transfers from (to) Fixed Account	—	(296)	—	(1,047)	(55)	(2,672)
Transfers between Investment Divisions	—	—	—	—	—	—
Policyowners’ death benefits	—	—	—	—	—	—

Net contributions and (withdrawals)	(2,529)	(2,840)	(459)	(1,659)	(6,782)	(3,656)

Increase (decrease) in net assets	(16,581)	11,046	(5,448)	2,489	(11,125)	104
NET ASSETS:
Beginning of period	96,253	85,207	36,484	33,995	35,917	35,813

End of period	$79,672	$96,253	$31,036	$36,484	$24,792	$35,917

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	TOPS® Moderate Growth ETF Portfolio— Class 2 Shares		VanEck VIP Emerging Markets Bond Fund— Initial Class Shares		Victory RS Small Cap Growth Equity VIP Series— Class I Shares
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$3,420	$2,806	$15,980	$21,088	$—	$—
Net realized gain (loss) on investments	1,073	3,035	(789)	970	(178,033)	124,899
Realized gain distribution received	2,833	—	—	—	616,135	241,758
Change in unrealized appreciation (depreciation) on investments	(41,154)	25,950	(42,917)	(38,909)	(1,635,521)	(655,580)

Net increase (decrease) in net assets resulting from operations	(33,828)	31,791	(27,726)	(16,851)	(1,197,419)	(288,923)

Contributions and (Withdrawals):
Payments received from policyowners	—	—	—	—	6,375	17,556
Cost of insurance	(11,872)	(11,946)	(9,762)	(9,636)	(27,419)	(18,678)
Policyowners’ surrenders	—	(6,815)	—	—	(3,497)	(5,831)
Net transfers from (to) Fixed Account	(145)	(139)	(3)	(4)	7,131	6,086
Transfers between Investment Divisions	—	—	—	—	570,849	1,909,816
Policyowners’ death benefits	—	—	—	—	—	(1,213)

Net contributions and (withdrawals)	(12,017)	(18,900)	(9,765)	(9,640)	553,439	1,907,736

Increase (decrease) in net assets	(45,845)	12,891	(37,491)	(26,491)	(643,980)	1,618,813
NET ASSETS:
Beginning of period	265,541	252,650	395,924	422,415	3,060,693	1,441,880

End of period	$219,696	$265,541	$358,433	$395,924	$2,416,713	$3,060,693

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Voya High Yield Portfolio— Class I		Voya Index Solution 2030 Portfolio— Class Z		Voya Index Solution 2040 Portfolio— Class Z
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$1,078	$441	$1,739	$685	$1,893	$1,098
Net realized gain (loss) on investments	(18)	12	36	46	268	411
Realized gain distribution received	—	—	6,818	1,094	10,481	1,971
Change in unrealized appreciation (depreciation) on investments	(3,227)	(25)	(19,132)	1,012	(29,183)	3,246

Net increase (decrease) in net assets resulting from operations	(2,167)	428	(10,539)	2,837	(16,541)	6,726

Contributions and (Withdrawals):
Payments received from policyowners	11,017	8,106	55,550	18,178	53,879	41,847
Cost of insurance	(388)	(197)	(1,619)	(399)	(1,735)	(741)
Policyowners’ surrenders	—	—	—	—	—	(18)
Net transfers from (to) Fixed Account	733	232	19,930	10,477	5,173	9,665
Transfers between Investment Divisions	—	3	(85)	2	—	8
Policyowners’ death benefits	—	—	(1,126)	—	—	—

Net contributions and (withdrawals)	11,362	8,144	72,650	28,258	57,317	50,761

Increase (decrease) in net assets	9,195	8,572	62,111	31,095	40,776	57,487
NET ASSETS:
Beginning of period	13,240	4,668	42,251	11,156	70,917	13,430

End of period	$22,435	$13,240	$104,362	$42,251	$111,693	$70,917

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Voya Index Solution 2050 Portfolio— Class Z		Voya Limited Maturity Bond Portfolio— Class I		Voya MidCap Opportunities Portfolio— Class I
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$336	$40	$59,617	$45,189	$—	$—
Net realized gain (loss) on investments	(30)	3	(37,043)	(2,302)	(14,469)	(70)
Realized gain distribution received	2,192	64	—	—	67,577	4,705
Change in unrealized appreciation (depreciation) on investments	(4,012)	182	(171,233)	(43,445)	(56,631)	(993)

Net increase (decrease) in net assets resulting from operations	(1,514)	289	(148,659)	(558)	(3,523)	3,642

Contributions and (Withdrawals):
Payments received from policyowners	28,268	3,607	69,969	13,061	17,095	11,737
Cost of insurance	(316)	(27)	(33,403)	(29,693)	(2,456)	(1,559)
Policyowners’ surrenders	—	—	(24,599)	(193)	—	(4,895)
Net transfers from (to) Fixed Account	12,416	—	26,503	(20,426)	2,314	(1,842)
Transfers between Investment Divisions	—	50	378,793	724,307	65,412	48
Policyowners’ death benefits	—	—	(8,381)	—	—	—

Net contributions and (withdrawals)	40,368	3,630	408,882	687,056	82,365	3,489

Increase (decrease) in net assets	38,854	3,919	260,223	686,498	78,842	7,131
NET ASSETS:
Beginning of period	4,223	304	3,123,644	2,437,146	32,363	25,232

End of period	$43,077	$4,223	$3,383,867	$3,123,644	$111,205	$32,363

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Voya Russell™ Mid Cap Index Portfolio— Class I		Voya Small Company Portfolio— Class I		VY® JPMorgan Mid Cap Value Portfolio— Class I
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$203,708	$199,109	$—	$4,164	$2,814	$1,245
Net realized gain (loss) on investments	(623,807)	(99,392)	(63,261)	29,217	403	4,479
Realized gain distribution received	1,583,063	1,912,208	647,013	11,076	33,679	3,843
Change in unrealized appreciation (depreciation) on investments	(5,212,999)	2,131,672	(1,054,438)	323,043	(53,548)	14,247

Net increase (decrease) in net assets resulting from operations	(4,050,035)	4,143,597	(470,686)	367,500	(16,652)	23,814

Contributions and (Withdrawals):
Payments received from policyowners	219,846	403,749	41,676	40,717	105,635	67,158
Cost of insurance	(261,250)	(263,446)	(33,659)	(38,346)	(2,317)	(1,418)
Policyowners’ surrenders	(247,589)	(327,623)	(26,531)	(2,308)	—	(481)
Net transfers from (to) Fixed Account	66,575	(198,694)	(2,040)	4,485	353	1,260
Transfers between Investment Divisions	431,061	667,136	(293,246)	7,257	—	(26,452)
Policyowners’ death benefits	(79,367)	(43,076)	—	(38,411)	—	—

Net contributions and (withdrawals)	129,276	238,046	(313,800)	(26,606)	103,671	40,067

Increase (decrease) in net assets	(3,920,759)	4,381,643	(784,486)	340,894	87,019	63,881
NET ASSETS:
Beginning of period	22,906,247	18,524,604	2,880,426	2,539,532	145,418	81,537

End of period	$18,985,488	$22,906,247	$2,095,940	$2,880,426	$232,437	$145,418

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	VY® JPMorgan Small Cap Core Equity Portfolio— Class I		VY® Morgan Stanley Global Franchise Portfolio— Class R6		VY® T. Rowe Price Capital Appreciation Portfolio— Class I
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$158	$10,284	$1,062	$956	$11,683	$5,465
Net realized gain (loss) on investments	(22,126)	16,368	(720)	80	(11,376)	17,793
Realized gain distribution received	461,538	130,192	10,129	8,778	93,188	69,665
Change in unrealized appreciation (depreciation) on investments	(971,249)	302,662	(34,121)	12,282	(173,961)	12,093

Net increase (decrease) in net assets resulting from operations	(531,679)	459,506	(23,650)	22,096	(80,466)	105,016

Contributions and (Withdrawals):
Payments received from policyowners	18,031	24,124	7,154	2,015	13,225	6,706
Cost of insurance	(30,780)	(29,501)	(1,884)	(1,483)	(13,695)	(11,064)
Policyowners’ surrenders	(2,368)	—	(1,890)	—	(597)	—
Net transfers from (to) Fixed Account	(208)	2,788	(2,263)	93,949	7,127	(81,304)
Transfers between Investment Divisions	134,487	54,980	14,451	5	265,705	(104,336)
Policyowners’ death benefits	—	—	—	—	—	(4,471)

Net contributions and (withdrawals)	119,162	52,391	15,568	94,486	271,765	(194,469)

Increase (decrease) in net assets	(412,517)	511,897	(8,082)	116,582	191,299	(89,453)
NET ASSETS:
Beginning of period	2,946,701	2,434,804	121,021	4,439	541,577	631,030

End of period	$2,534,184	$2,946,701	$112,939	$121,021	$732,876	$541,577

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Statement of Changes in Net Assets (Continued)

For the years ended December 31, 2022

and December 31, 2021

	Western Asset Core Plus VIT Portfolio— Class I
	2022	2021
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$69,180	$94,497
Net realized gain (loss) on investments	(704,363)	1,401
Realized gain distribution received	—	—
Change in unrealized appreciation (depreciation) on investments	(490,204)	(129,238)

Net increase (decrease) in net assets resulting from operations	(1,125,387)	(33,340)

Contributions and (Withdrawals):
Payments received from policyowners	256,868	244,989
Cost of insurance	(88,322)	(30,637)
Policyowners’ surrenders	(74,258)	(53,419)
Net transfers from (to) Fixed Account	420,559	1,260
Transfers between Investment Divisions	518,368	2,901,933
Policyowners’ death benefits	(5,716)	(23,127)

Net contributions and (withdrawals)	1,027,499	3,040,999

Increase (decrease) in net assets	(97,888)	3,007,659
NET ASSETS:
Beginning of period	3,673,307	665,648

End of period	$3,575,419	$3,673,307

Not all investment options are available under all policies.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements

NOTE 1—Organization and Significant Accounting Policies:

NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (“CSVUL Separate Account-I”) was established on May 24, 1996, under Delaware law by New York Life Insurance and Annuity Corporation (“NYLIAC”), a wholly-owned subsidiary of New York Life Insurance Company (“NYLIC”). Investments into CSVUL Separate Account-I commenced on March 27, 1998. CSVUL Separate Account-I funds NYLIAC Corporate Sponsored Variable Universal Life Insurance policies (“CSVUL”) (“Series 1 policies”), NYLIAC CorpExec Variable Universal Life Insurance II policies (“CEVUL2”) (“Series 2 policies”), NYLIAC CorpExec Variable Universal Life Insurance III policies (“CEVUL3”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance IV policies (“CEVUL4”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance V policies (“CEVUL5”) (“Series 3 policies”), NYLIAC CorpExec Variable Universal Life Insurance VI policies (“CEVUL6”) (“Series 3 policies”), NYLIAC CorpExec Accumulator Variable Universal Life Insurance policies (“CEAVUL”) (“Series 3 policies”), and NYLIAC CorpExec Variable Universal Life Insurance Plus Policies (“CEVUL Plus”) (“Series 3 policies”). The policies are designed for group and/or sponsored arrangements who seek lifetime insurance protection and flexibility with respect to premium payments and death benefits. The policies are distributed by NYLIFE Distributors LLC and are sold by registered representatives of broker-dealers who have entered into dealer agreements with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC (“NYLIM Holdings”), which is a wholly-owned subsidiary of NYLIC. CSVUL Separate Account-I is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows the accounting and reporting guidance of ASC 946.

The assets of CSVUL Separate Account-I are invested in the shares of the MainStay VP Funds Trust, AB® Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock® Variable Series Funds, Inc., BlackRock® Variable Series Funds II, Inc., BNY Mellon Sustainable U.S. Equity Portfolio, Inc., BNY Mellon Investment Fund, BNY Mellon Investment Portfolios, Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Insurance Trust II, Davis Variable Account Fund, Inc., Delaware VIP® Trust, Deutsche DWS Investments VIT Funds, Deutsche DWS Variable Series I, Deutsche DWS Variable Series II, DFA Investment Dimensions Group Inc., Fidelity® Variable Insurance Products Funds, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Variable Income Trust, Lincoln Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, MFS® Variable Insurance Trust II, MFS® Variable Insurance Trust III, Morgan Stanley Variable Insurance Fund, Inc., Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, Schwab Annuity Portfolios, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Thrivent Series Fund, Inc., VanEck VIP Trust, Victory Variable Insurance Funds, and the Voya Variable Portfolios, Inc., (collectively “Funds”). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents a portion of the general account assets of NYLIAC and is not included in this report. NYLIAC’s Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

As of April 29, 2022, Invesco V.I. Core Bond Fund—Series I Shares were reorganized with and into Invesco V.I. Core Plus Bond Fund—Series I Shares.

As of May 1, 2022, MainStay VP American Century Sustainable Equity—Initial Class (formerly MainStay VP T. Rowe Price Equity Income—Initial Class) was added to CEVUL Plus and reopened on CEAVUL and CEVUL 2-6.

The following Investment Divisions were added to one or more of the products investing in CSVUL Separate Account-I:

American Funds IS The Bond Fund of America®—Class 1

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares

Columbia Variable Portfolio—Intermediate Bond Fund—Class 1

Fidelity® VIP Freedom 2025 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2035 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class

MFS® Research International Portfolio—Initial Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Therefore, the following Investment Divisions, with their respective Fund portfolios, are available in CSVUL Separate Account-I:

MainStay VP American Century Sustainable Equity—Initial Class

MainStay VP Bond—Initial Class

MainStay VP Candriam Emerging Markets Equity—Initial Class

MainStay VP Epoch U.S. Equity Yield—Initial Class

MainStay VP Fidelity Institutional AM® Utilities—Initial Class

MainStay VP Floating Rate—Initial Class

MainStay VP Income Builder—Initial Class

MainStay VP IQ Hedge Multi-Strategy—Initial Class

MainStay VP Janus Henderson Balanced—Initial Class

MainStay VP MacKay Convertible—Initial Class

MainStay VP MacKay Government—Initial Class

MainStay VP MacKay High Yield Corporate Bond—Initial Class

MainStay VP MacKay International Equity—Initial Class

MainStay VP Natural Resources—Initial Class

MainStay VP S&P 500 Index—Initial Class (formerly MainStay VP MacKay S&P 500 Index—Initial Class)

MainStay VP Small Cap Growth—Initial Class

MainStay VP U.S. Government Money Market—Initial Class

MainStay VP Wellington Growth—Initial Class

MainStay VP Wellington Mid Cap—Initial Class

MainStay VP Wellington Small Cap—Initial Class

MainStay VP Wellington U.S. Equity—Initial Class

MainStay VP Winslow Large Cap Growth—Initial Class

AB VPS Growth and Income Portfolio—Class A

AB VPS International Value Portfolio—Class A

AB VPS Large Cap Growth Portfolio—Class A

AB VPS Small Cap Growth Portfolio—Class A

AB VPS Small/Mid Cap Value Portfolio—Class A

Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares

American Century Investments® VP Inflation Protection Fund—Class I

American Century Investments® VP Inflation Protection Fund—Class II

American Century Investments® VP Mid Cap Value Fund—Class I

American Century Investments® VP Mid Cap Value Fund—Class II

American Century Investments® VP Value Fund—Class I

American Century Investments® VP Value Fund—Class II

American Funds IS American Funds Global Balanced Fund—Class 1 (formerly American Funds IS Global Balanced Fund— Class 1)

American Funds IS Asset Allocation Fund—Class 1

American Funds IS The Bond Fund of America® —Class 1

American Funds IS Capital World Bond Fund®—Class 1

American Funds IS Global Growth Fund—Class 1

American Funds IS Global Small Capitalization Fund—Class 1

American Funds IS Growth Fund—Class 1

American Funds IS Growth-Income Fund—Class 1

American Funds IS International Fund—Class 1

American Funds IS New World Fund®—Class 1

American Funds IS Washington Mutual Investors FundSM—Class 1

BlackRock® Global Allocation V.I. Fund—Class I

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

BlackRock® High Yield V.I. Fund—Class I

BNY Mellon IP Technology Growth Portfolio—Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares

ClearBridge Variable Appreciation Portfolio—Class I

ClearBridge Variable Large Cap Growth Portfolio—Class I

ClearBridge Variable Small Cap Growth Portfolio—Class I

Columbia Variable Portfolio—Disciplined Core Fund—Class 1

Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1

Columbia Variable Portfolio—Intermediate Bond Fund—Class 1

Columbia Variable Portfolio—Strategic Income Fund—Class 1

Davis Value Portfolio

Delaware VIP® Emerging Markets Series—Standard Class

Delaware VIP® International Series—Standard Class

Delaware VIP® Small Cap Value Series—Standard Class

DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA U.S. Large Value Portfolio

DFA VA U.S. Targeted Value Portfolio

DFA VIT Inflation-Protected Securities Portfolio

DWS Alternative Asset Allocation VIP—Class A

DWS Global Small Cap VIP—Class A

DWS Small Cap Index VIP—Class A

DWS Small Mid Cap Value VIP—Class A

Fidelity® VIP Balanced Portfolio—Initial Class

Fidelity® VIP Bond Index Portfolio—Initial Class

Fidelity® VIP ContrafundSM Portfolio—Initial Class

Fidelity® VIP Emerging Markets Portfolio—Initial Class

Fidelity® VIP Equity-Income PortfolioSM—Initial Class

Fidelity® VIP Extended Market Index Portfolio—Initial Class

Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2025 PortfolioSM —Initial Class

Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2035 PortfolioSM —Initial Class

Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2045 PortfolioSM —Initial Class

Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class

Fidelity® VIP Freedom 2055 PortfolioSM —Initial Class

Fidelity® VIP Freedom 2060 PortfolioSM —Initial Class

Fidelity® VIP Freedom 2065 PortfolioSM —Initial Class

Fidelity® VIP Government Money Market Portfolio—Initial Class

Fidelity® VIP Growth Opportunities Portfolio—Initial Class

Fidelity® VIP Growth Portfolio—Initial Class

Fidelity® VIP Health Care Portfolio—Initial Class

Fidelity® VIP Index 500 Portfolio—Initial Class

Fidelity® VIP International Capital Appreciation Portfolio—Initial Class

Fidelity® VIP International Index Portfolio—Initial Class

Fidelity® VIP Investment Grade Bond Portfolio—Initial Class

Fidelity® VIP Mid Cap Portfolio—Initial Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Fidelity® VIP Overseas Portfolio—Initial Class

Fidelity® VIP Real Estate Portfolio—Initial Class

Fidelity® VIP Strategic Income Portfolio—Initial Class

Fidelity® VIP Technology Portfolio—Initial Class

Fidelity® VIP Total Market Index Portfolio—Initial Class

Fidelity® VIP Value Portfolio—Initial Class

Fidelity® VIP Value Strategies Portfolio—Service Class 2

Invesco V.I. Capital Appreciation Fund—Series I Shares

Invesco V.I. Core Plus Bond Fund—Series I Shares

Invesco V.I. EQV International Equity Fund—Series I Shares (formerly Invesco V.I. International Growth Fund—Series I Shares)

Invesco V.I. Global Real Estate Fund—Series I Shares

Invesco V.I. Main Street Mid Cap Fund®—Series I Shares

Janus Henderson Enterprise Portfolio—Institutional Shares

Janus Henderson Flexible Bond Portfolio—Institutional Shares

Janus Henderson Forty Portfolio—Institutional Shares

Janus Henderson Global Research Portfolio—Institutional Shares

Lazard Retirement International Equity Portfolio—Service Shares

Lord Abbett Series Fund Developing Growth Portfolio—Class VC

Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC

LVIP Baron Growth Opportunities Fund—Service Class

LVIP Baron Growth Opportunities Fund—Standard Class

LVIP Delaware Limited-Term Diversified Income Fund—Standard Class

LVIP Delaware Value Fund—Standard Class

LVIP Mondrian International Value Fund—Standard Class

LVIP SSgA Bond Index Fund—Standard Class

LVIP SSgA Developed International 150 Fund—Standard Class

LVIP SSgA Emerging Markets 100 Fund—Standard Class

LVIP SSgA Emerging Markets Equity Index Fund—Standard Class

LVIP SSgA International Index Fund—Standard Class

MFS® Global Growth Portfolio—Initial Class

MFS® Global Real Estate Portfolio—Initial Class

MFS® Global Tactical Allocation Portfolio—Initial Class

MFS® International Growth Portfolio—Initial Class

MFS® International Intrinsic Value Portfolio—Initial Class

MFS® Investors Trust Series—Initial Class

MFS® Mid Cap Growth Series—Initial Class

MFS® Mid Cap Value Portfolio—Initial Class

MFS® New Discovery Series—Initial Class

MFS® New Discovery Value Portfolio—Initial Class

MFS® Research International Portfolio—Initial Class

MFS® Value Series—Initial Class

Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I

Morgan Stanley VIF Global Infrastructure Portfolio—Class I

Morgan Stanley VIF U.S. Real Estate Portfolio—Class I

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I

Neuberger Berman AMT Sustainable Equity Portfolio—Class I

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class

PIMCO VIT High Yield Portfolio—Administrative Class

PIMCO VIT High Yield Portfolio—Institutional Class

PIMCO VIT Income Portfolio—Institutional Class

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class

PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class

PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class

PIMCO VIT Low Duration Portfolio—Administrative Class

PIMCO VIT Low Duration Portfolio—Institutional Class

PIMCO VIT Real Return Portfolio—Administrative Class

PIMCO VIT Real Return Portfolio—Institutional Class

PIMCO VIT Total Return Portfolio—Administrative Class

PIMCO VIT Total Return Portfolio—Institutional Class

Schwab® S&P 500 Index Portfolio

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio

T. Rowe Price Equity Index 500 Portfolio

T. Rowe Price International Stock Portfolio

T. Rowe Price Limited-Term Bond Portfolio

T. Rowe Price Moderate Allocation Portfolio

Thrivent Aggressive Allocation Portfolio

Thrivent Diversified Income Plus Portfolio

Thrivent Global Stock Portfolio

Thrivent Large Cap Growth Portfolio

Thrivent Mid Cap Index Portfolio

Thrivent Mid Cap Stock Portfolio

Thrivent Small Cap Index Portfolio

TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares

TOPS® Balanced ETF Portfolio—Class 2 Shares

TOPS® Conservative ETF Portfolio—Class 2 Shares

TOPS® Growth ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares

TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares

TOPS® Moderate Growth ETF Portfolio—Class 2 Shares

VanEck VIP Emerging Markets Bond Fund—Initial Class Shares

Victory RS International VIP Series—Class I Shares

Victory RS Small Cap Growth Equity VIP Series—Class I Shares

Voya High Yield Portfolio—Class I

Voya Index Solution 2030 Portfolio—Class Z

Voya Index Solution 2040 Portfolio—Class Z

Voya Index Solution 2050 Portfolio—Class Z

Voya Limited Maturity Bond Portfolio—Class I

Voya MidCap Opportunities Portfolio—Class I

Voya Russell™ Mid Cap Index Portfolio—Class I

Voya Small Company Portfolio—Class I

VY® JPMorgan Mid Cap Value Portfolio—Class I

VY® JPMorgan Small Cap Core Equity Portfolio—Class I

VY® Morgan Stanley Global Franchise Portfolio—Class R6

VY® T. Rowe Price Capital Appreciation Portfolio—Class I

Western Asset Core Plus VIT Portfolio—Class I

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

No new investments may be added to the MainStay VP Candriam Emerging Markets Equity—Initial Class, MainStay VP S&P 500 Index—Initial Class (closed to new investments on CEAVUL and CEVUL 2-6), MainStay VP Wellington Growth—Initial Class, Davis Value Portfolio, Delaware VIP® International Series—Standard Class, DWS Global Small Cap VIP—Class A, Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class, Fidelity® VIP Growth Portfolio—Initial Class, Fidelity® VIP Overseas Portfolio—Initial Class, Fidelity® VIP Value Portfolio—Initial Class, Fidelity® VIP Value Strategies Portfolio—Service Class 2, Invesco V.I. Capital Appreciation Fund—Series I Shares, Invesco V.I. Main Street Mid Cap Fund®—Series I Shares, Janus Henderson Flexible Bond Portfolio—Institutional Shares, Janus Henderson Forty Portfolio—Institutional Shares, Lazard Retirement International Equity Portfolio—Service Shares, Lord Abbett Series Fund Developing Growth Portfolio—Class VC, Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC, Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I, Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I, Neuberger Berman AMT Sustainable Equity Portfolio—Class I, T. Rowe Price All-Cap Opportunities Portfolio, T. Rowe Price Equity Index 500 Portfolio, T. Rowe Price Limited-Term Bond Portfolio,T. Rowe Price Moderate Allocation Portfolio, TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares, TOPS® Balanced ETF Portfolio—Class 2 Shares, TOPS® Conservative ETF Portfolio—Class 2 Shares, TOPS® Growth ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Balanced ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares, TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares, TOPS® Moderate Growth ETF Portfolio—Class 2 Shares, or VanEck VIP Emerging Markets Bond Fund—Initial Class Shares. New investments in the AB VPS International Value Portfolio—Class A, American Century Investments® VP Mid Cap Value Fund—Class II, BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares, MFS® Investors Trust Series—Initial Class, and MFS® New Discovery Series—Initial Class Investment Divisions are restricted to those policyowners already invested in these Investment Divisions.

All investments into the MainStay VP Series funds by CSVUL Separate Account-I will be made into the Initial Class of shares unless otherwise indicated. Each Investment Division of the CSVUL Separate Account-I will invest exclusively in the corresponding eligible portfolio.

Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as non-replacement policies are allocated to NYLIAC’s General Account until 10 days (30 days in California for policy owners age 60 and greater) after the policy issue date. Initial premium payments received for CEVUL6 and CEAVUL policies that were issued as a replacement to an existing policy are allocated to NYLIAC’s General Account until 20 to 60 days after the policy delivery date based on the state that the policy was issued in. Initial premium is then allocated to the Investment Divisions of the Separate Account or the Fixed Account according to instructions on the Premium Allocation Form as of the end of the free look period on the later of the date the free look period ends or the date we receive the policy delivery receipt.

No Federal income tax is payable on investment income or capital gains of CSVUL Separate Account-I under current Federal income tax law.

Security Valuation—The investments are valued at the net asset value (“NAV”) of shares of the respective Fund portfolios.

Security Transactions—Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

Distributions Received—Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding Fund portfolio.

The authoritative guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance also establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1—Fair Value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 1—Organization and Significant Accounting Policies (Continued):

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

Level 3—Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability.

Investments in the mutual funds represent open-end mutual funds in which the valuation is based on the aggregate NAV of shares held at the valuation date, which represents fair value, and are classified as level 1.

The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners’ instructions on the first business day subsequent to the close of the period presented. The amounts shown as net receivable from (payable to) the Fund for shares sold or purchased represent unsettled trades.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Investment Division of the Separate Account indirectly bears exposure to the market, credit and liquidity risks of the Fund portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund portfolios.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s):

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

	Purchases	Sales
MainStay VP American Century Sustainable Equity—Initial Class	$317	$181
MainStay VP Bond—Initial Class	2,619	8,462
MainStay VP Candriam Emerging Markets Equity—Initial Class	291	81
MainStay VP Epoch U.S. Equity Yield—Initial Class	289	320
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	414	314
MainStay VP Floating Rate—Initial Class	898	678
MainStay VP Income Builder—Initial Class	2,257	562
MainStay VP IQ Hedge Multi-Strategy—Initial Class	11	23
MainStay VP Janus Henderson Balanced—Initial Class	1,453	1,911
MainStay VP MacKay Convertible—Initial Class	91,475	12,653
MainStay VP MacKay Government—Initial Class	317	256
MainStay VP MacKay High Yield Corporate Bond—Initial Class	8,462	7,108
MainStay VP MacKay International Equity—Initial Class	11,882	1,833
MainStay VP Natural Resources—Initial Class	941	1,311
MainStay VP S&P 500 Index—Initial Class	19,824	10,457
MainStay VP Small Cap Growth—Initial Class	2,198	1,623
MainStay VP U.S. Government Money Market—Initial Class	14,631	16,848
MainStay VP Wellington Growth—Initial Class	13	19
MainStay VP Wellington Mid Cap—Initial Class	14,422	3,148
MainStay VP Wellington Small Cap—Initial Class	1,115	235
MainStay VP Wellington U.S. Equity—Initial Class	521	491
MainStay VP Winslow Large Cap Growth—Initial Class	2,362	858
AB VPS Growth and Income Portfolio—Class A	90	13
AB VPS International Value Portfolio—Class A	—	—
AB VPS Large Cap Growth Portfolio—Class A	7,010	902
AB VPS Small Cap Growth Portfolio—Class A	278	40
AB VPS Small/Mid Cap Value Portfolio—Class A	948	1,217
Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares	237	270
American Century Investments® VP Inflation Protection Fund—Class I	9	—
American Century Investments® VP Inflation Protection Fund—Class II	1,113	648
American Century Investments® VP Mid Cap Value Fund—Class I	19	1
American Century Investments® VP Mid Cap Value Fund—Class II	231	217
American Century Investments® VP Value Fund—Class I	14	—
American Century Investments® VP Value Fund—Class II	869	129
American Funds IS American Funds Global Balanced Fund—Class 1	23	—
American Funds IS Asset Allocation Fund—Class 1	4,026	1,178
American Funds IS Capital World Bond Fund®—Class 1	21	7
American Funds IS Global Growth Fund—Class 1	1,289	793
American Funds IS Global Small Capitalization Fund—Class 1	367	191
American Funds IS Growth Fund—Class 1	7,372	3,903
American Funds IS Growth-Income Fund—Class 1	728	464

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
American Funds IS International Fund—Class 1	$4,302	$2,269
American Funds IS New World Fund®—Class 1	3,394	3,267
American Funds IS Washington Mutual Investors FundSM—Class 1	497	159
BlackRock® Global Allocation V.I. Fund—Class I	480	467
BlackRock® High Yield V.I. Fund—Class I	183	1,196
BNY Mellon IP Technology Growth Portfolio—Initial Shares	928	824
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	6	—
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2	1
ClearBridge Variable Appreciation Portfolio—Class I	10	2
ClearBridge Variable Large Cap Growth Portfolio—Class I	573	49
ClearBridge Variable Small Cap Growth Portfolio—Class I	63	43
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	31	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	3	1
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	10	—
Columbia Variable Portfolio—Strategic Income Fund—Class 1	2,255	9
Davis Value Portfolio	73	29
Delaware VIP® Emerging Markets Series—Standard Class	674	490
Delaware VIP® International Series—Standard Class	12	23
Delaware VIP® Small Cap Value Series—Standard Class	1,706	1,542
DFA VA Global Bond Portfolio	573	3,095
DFA VA Global Moderate Allocation Portfolio	81	170
DFA VA International Small Portfolio	1,447	1,808
DFA VA International Value Portfolio	315	122
DFA VA U.S. Large Value Portfolio	2,666	13,986
DFA VA U.S. Targeted Value Portfolio	3,390	2,616
DFA VIT Inflation-Protected Securities Portfolio	4,122	3,240
DWS Alternative Asset Allocation VIP—Class A	25	13
DWS Global Small Cap VIP—Class A	6	1
DWS Small Cap Index VIP—Class A	8,759	2,354
DWS Small Mid Cap Value VIP—Class A	59	109
Fidelity® VIP Balanced Portfolio—Initial Class	446	94
Fidelity® VIP Bond Index Portfolio—Initial Class	4,175	1,598
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2,571	1,792
Fidelity® VIP Emerging Markets Portfolio—Initial Class	470	493
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	708	594
Fidelity® VIP Extended Market Index Portfolio—Initial Class	690	436
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	54	80
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	5,503	4,321
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	6,430	3,150
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	3,299	963
Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	5	—
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	1,599	894

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	$2	$—
Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	4	—
Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	20	—
Fidelity® VIP Government Money Market Portfolio—Initial Class	43,172	34,232
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	1,023	341
Fidelity® VIP Growth Portfolio—Initial Class	256	236
Fidelity® VIP Health Care Portfolio—Initial Class	228	29
Fidelity® VIP Index 500 Portfolio—Initial Class	35,942	20,503
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	425	422
Fidelity® VIP International Index Portfolio—Initial Class	2,301	2,983
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	16,460	9,871
Fidelity® VIP Mid Cap Portfolio—Initial Class	1,070	866
Fidelity® VIP Overseas Portfolio—Initial Class	107	174
Fidelity® VIP Real Estate Portfolio—Initial Class	2,926	582
Fidelity® VIP Strategic Income Portfolio—Initial Class	210	137
Fidelity® VIP Technology Portfolio—Initial Class	314	78
Fidelity® VIP Total Market Index Portfolio—Initial Class	93	6
Fidelity® VIP Value Portfolio—Initial Class	69	109
Fidelity® VIP Value Strategies Portfolio—Service Class 2	2	54
Invesco V.I. Capital Appreciation Fund—Series I Shares	21	3
Invesco V.I. Core Bond Fund—Series I Shares	—	1
Invesco V.I. Core Plus Bond Fund—Series I Shares	30	16
Invesco V.I. EQV International Equity Fund—Series I Shares	4,732	2,677
Invesco V.I. Global Real Estate Fund—Series I Shares	795	411
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	50	9
Janus Henderson Enterprise Portfolio—Institutional Shares	6,248	3,170
Janus Henderson Flexible Bond Portfolio—Institutional Shares	33	12
Janus Henderson Forty Portfolio—Institutional Shares	682	419
Janus Henderson Global Research Portfolio—Institutional Shares	85	62
Lazard Retirement International Equity Portfolio—Service Shares	52	53
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	29	56
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	69	38
LVIP Baron Growth Opportunities Fund—Service Class	698	577
LVIP Baron Growth Opportunities Fund—Standard Class	26	5
LVIP Delaware Limited-Term Diversified Income Fund—Standard Class	13	1
LVIP Delaware Value Fund—Standard Class	—	—
LVIP Mondrian International Value Fund—Standard Class	51	26
LVIP SSgA Bond Index Fund—Standard Class	2,056	1,801
LVIP SSgA Developed International 150 Fund—Standard Class	386	305
LVIP SSgA Emerging Markets 100 Fund—Standard Class	549	462
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	30	3
LVIP SSgA International Index Fund—Standard Class	2,837	1,145

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
MFS® Global Growth Portfolio—Initial Class	$31	$12
MFS® Global Real Estate Portfolio—Initial Class	895	828
MFS® Global Tactical Allocation Portfolio—Initial Class	255	80
MFS® International Growth Portfolio—Initial Class	266	115
MFS® International Intrinsic Value Portfolio—Initial Class	6,387	7,354
MFS® Investors Trust Series—Initial Class	17	3
MFS® Mid Cap Growth Series—Initial Class	218	121
MFS® Mid Cap Value Portfolio—Initial Class	9,267	6,583
MFS® New Discovery Series—Initial Class	2	—
MFS® New Discovery Value Portfolio—Initial Class	1,335	240
MFS® Research International Portfolio—Initial Class	7	—
MFS® Value Series—Initial Class	18,389	8,531
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	49	67
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	427	33
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	906	680
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	10	1
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	26	5
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	349	664
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	673	616
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	19	11
PIMCO VIT High Yield Portfolio—Administrative Class	1,600	1,000
PIMCO VIT High Yield Portfolio—Institutional Class	55	12
PIMCO VIT Income Portfolio—Institutional Class	24	4
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—Institutional Class	22	6
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	3,460	565
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	14	—
PIMCO VIT Low Duration Portfolio—Administrative Class	1,348	1,903
PIMCO VIT Low Duration Portfolio—Institutional Class	161	11
PIMCO VIT Real Return Portfolio—Administrative Class	2,149	1,753
PIMCO VIT Real Return Portfolio—Institutional Class	32	6
PIMCO VIT Total Return Portfolio—Administrative Class	2,476	5,808
PIMCO VIT Total Return Portfolio—Institutional Class	119	118
Schwab® S&P 500 Index Portfolio	749	48
T. Rowe Price All-Cap Opportunities Portfolio	273	371
T. Rowe Price Blue Chip Growth Portfolio	19,686	17,341
T. Rowe Price Equity Index 500 Portfolio	28	279
T. Rowe Price International Stock Portfolio	183	268
T. Rowe Price Limited-Term Bond Portfolio	20	202
T. Rowe Price Moderate Allocation Portfolio	78	196
Thrivent Aggressive Allocation Portfolio	6	3
Thrivent Diversified Income Plus Portfolio	37	2
Thrivent Global Stock Portfolio	8	5

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 2—Purchases and Sales (in 000’s) (Continued):

	Purchases	Sales
Thrivent Large Cap Growth Portfolio	$18	$3
Thrivent Mid Cap Index Portfolio	241	81
Thrivent Mid Cap Stock Portfolio	40	6
Thrivent Small Cap Index Portfolio	8,277	5,835
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	2	4
TOPS® Balanced ETF Portfolio—Class 2 Shares	6	5
TOPS® Conservative ETF Portfolio—Class 2 Shares	5	11
TOPS® Growth ETF Portfolio—Class 2 Shares	2	3
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	16	—
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	20	7
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	6	12
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	16	10
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	1,443	274
Voya High Yield Portfolio—Class I	13	—
Voya Index Solution 2030 Portfolio—Class Z	87	6
Voya Index Solution 2040 Portfolio—Class Z	73	3
Voya Index Solution 2050 Portfolio—Class Z	43	—
Voya Limited Maturity Bond Portfolio—Class I	1,090	621
Voya MidCap Opportunities Portfolio—Class I	155	5
Voya Russell™ Mid Cap Index Portfolio—Class I	4,289	2,373
Voya Small Company Portfolio—Class I	907	574
VY® JPMorgan Mid Cap Value Portfolio—Class I	142	2
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	654	73
VY® Morgan Stanley Global Franchise Portfolio—Class R6	33	6
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	469	93
Western Asset Core Plus VIT Portfolio—Class I	3,641	2,545

Total	$481,791	$281,917

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions:

New York Life Investment Management LLC (“New York Life Investments”) provides investment advisory services to the MainStay VP Funds Trust for a fee. New York Life Investments retains several sub-advisors, including, American Century Investment Management, Inc. (“American Century”), Brown Advisory LLC (“Brown Advisory”), Candriam Belgium S.A. (“Candriam Belgium”), Epoch Investment Partners, Inc. (“Epoch”), FIAM LLC (“FIAM”), IndexIQ Advisors LLC (“IndexIQ Advisors”), Janus Henderson Investors US LLC (“Janus”), MacKay Shields LLC (“MacKay”), Newton Investment Management North America, LLC (“NIMNA”), NYL Investors LLC (“NYLI”), Segall Bryant & Hamill, LLC (“SBH”), Wellington Management Company LLP (“Wellington”), and Winslow Capital Management, LLC (“Winslow Capital”) to provide investment advisory services to certain portfolios of the MainStay VP Funds Trust.

New York Life Investments, Candriam Belgium, MacKay, IndexIQ Advisors and NYLI are all indirect, wholly-owned subsidiaries of NYLIC. American Century is a wholly-owned subsidiary of American Century Companies, Inc., a privately held corporation. Brown Advisory is a wholly-owned subsidiary of Brown Advisory Management, LLC. Candriam Belgium is part of Candriam Investors Group. Epoch is an indirect, wholly-owned subsidiary of The Toronto Dominion Bank. FIAM is an indirectly held wholly-owned subsidiary of FMR LLC. Janus is a wholly-owned subsidiary of Janus Henderson Group, Plc, doing business as Janus Henderson Investors. NIMNA is an indirect subsidiary of the Bank of New York Mellon Corporation. SBH is a wholly-owned subsidiary of CI Financial Corp. Wellington is an independent investment advisory firm. Winslow Capital is a wholly-owned subsidiary of Nuveen Investments, LLC.

Deductions from Premiums:

NYLIAC deducts premium expense charges from all premiums received for certain CSVUL Separate Account-I policies. Premium expense charges are expressed as a percentage of the premium payment received.

Sales Expense Charge:

NYLIAC deducts a Sales Expense Charge from all premium payments for CSVUL Separate Account-I policies to partially cover the expenses associated with selling the policies.

For CSVUL policies, currently 2.25% of any premium payment is deducted. This charge may increase in the future, but will never exceed 4.5%.

For CEVUL2 policies, currently 13.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.25% from any additional premiums paid in that Policy Year. During Policy Years two through seven, we currently expect to deduct a sales expense charge of 9.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.75% from any additional premiums paid in that Policy Year. During Policy Years eight through ten, we currently expect to deduct a sales expense charge of 2.75% from any premiums paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. Beginning in the eleventh Policy Year, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 0.25% from any additional premiums paid in that Policy Year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL3 and CEVUL4 policies, currently 10.75% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. During Policy Years two through five, we currently expect to deduct a sales expense of 5.75% from any premiums paid up to the Target Premium. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 4.75% from any premiums paid up to the Target Premium. During Policy Years after year seven, we currently expect to deduct a sales expense charge of 1.75% from any premiums paid up to the Target Premium. We currently do not charge a sales expense charge on premiums paid in excess of the Target Premium in any year. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CEVUL5 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 1.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently do not expect to deduct a sales expense charge. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL6 policies, currently 14.00% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years two through five, we currently expect to deduct a sales expense charge of 10.00% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years six and seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently expect to deduct a sales expense charge of 2.00% from any additional premiums paid in this Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEAVUL policies, currently 16.25% of any premium payment made, up to the Target Premium, during the first Policy Year is deducted. Once the Target Premium for the first Policy Year has been reached, we currently deduct a sales expense charge of 0.75% from any additional premiums paid in this Policy Year. During Policy years two through four, we currently expect to deduct a sales expense charge of 9.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 4.00% from any additional premiums paid in that Policy Year. During Policy Years five through seven, we currently expect to deduct a sales expense charge of 1.75% from any premium paid up to the Target Premium. Once the Target Premium for the Policy Year has been reached, we currently deduct a sales expense charge of 1.75% from any additional premiums paid in that Policy Year. During Policy Years eight and beyond, we currently do not expect to deduct a sales expense charge from any premium paid. If the Supplementary Term Rider is included, the current sales expense charge for all premium payments charge is equal to (i) the current charge without the Supplementary Term Rider, multiplied by (ii) the Base Face Amount divided by the Target Face Amount. The Target Premium, as shown in the policy, is determined from the Face Amount of the policy. Any change to the policy which results in a change to the Face Amount, will change the Target Premium.

For CEVUL Plus policies, we currently deduct the Premium Expense Charge based on the Policy Charge Option (“PCO”) selected. For Policy Year 1: PCO A, we currently deduct 15.25%; PCO B, we currently deduct 12.25%; PCO C, we currently deduct 9.25%; PCO D, we currently deduct 6.25%; PCO E, we currently deduct 3.25%; PCO F, we currently deduct 15.25%. Once the Target Premium for the first Policy Year has been reached, we currently deduct a Premium Expense Charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). During Policy Years two through five, we currently deduct the Premium Expense Charge based on the PCO selected. During these years, for PCO A, we currently deduct 11.25%; for PCO B, we currently deduct 9.25%; for PCO C, we currently deduct 7.25%; for PCO D, we currently deduct 5.25%; for PCO E, we currently deduct 3.25%; and for PCO F, we currently deduct 11.25%. Once the Target Premium for Policy Years two through five has been reached, we currently deduct a Premium Expense charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). During Policy Years six and seven, we currently deduct the Premium Expense Charge based on the PCO selected. During these years, for PCO A, we currently deduct 4.25%; for PCO B, we currently deduct 4.00%; for PCO C, we currently deduct 3.75%; for PCO D, we currently deduct 3.50%; for PCO E, we currently deduct 3.25%; and for PCO F, we currently deduct 4.25%. Once the Target Premium for Policy Years six and seven has been reached, we currently deduct a Premium Expense charge of 3.50% for any additional premium paid in that Policy Year for all PCOs (2.50% for PCO E only). Beginning in the eighth Policy Year, we currently expect to deduct a Premium Expense Charge of 2.50% for any premium paid up to and over the Target Premium for all PCOs.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

State and Federal Premium Tax Charge:

NYLIAC deducts State and Federal Premium Tax Charges from all premium payments for CSVUL Separate Account-I policies. These charges may increase consistent with changes in the applicable tax law.

For CSVUL and CEVUL2 policies, a state premium tax charge of 2.00% is deducted from all premium payments. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL3 and CEVUL4 policies, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. Once the Target Premium for the Policy Year has been reached, 1.75% is deducted from premiums paid in excess of the Target Premium. A federal premium tax charge of 1.25% is deducted from all premium payments.

For CEVUL5 and CEVUL6 policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments, up to the Target Premium. During Policy Years one through seven, a state premium tax charge of 1.75% is deducted from premiums paid in excess of the Target Premium. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEAVUL policies, during Policy Years one through seven, a state premium tax charge of 2.00% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge of 1.50% is deducted from all premium payments. During Policy Years one through seven, a federal premium tax charge of 1.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a federal premium tax charge of 1.00% is deducted from all premium payments.

For CEVUL Plus policies, during Policy Years one through seven, a state premium tax charge and federal premium tax charge of 3.25% is deducted from all premium payments. Beginning in the eighth Policy Year, a state premium tax charge and federal premium expense charge of 2.50% is deducted from all premium payments.

Deductions from Cash Value:

NYLIAC deducts certain monthly charges from the cash value of CSVUL Separate Account-I policies. These charges include the cost of insurance charge, a monthly contract charge, a mortality and expense charge (deducted from the policy’s cash value for CEVUL3 through CEVUL6, CEAVUL and CEVUL Plus), a partial withdrawal charge, a per thousand face amount charge, and a surrender charge. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Division and is recorded as mortality and expense risk charges in the Statement of Operations. The charges disclosed below were in effect for each of the five periods presented in the Financial Highlights section. Not all charges are deducted from all products, as shown below.

Cost of Insurance Charge:

A charge to cover the cost of providing life insurance benefits is assessed monthly on all CSVUL Separate Account-I policies. This charge is based on such factors as issue age of the insured(s), duration, gender, underwriting class, face amount, any riders included, and the cash value of the policy.

Monthly Contract Charge:

This charge is used to compensate NYLIAC for costs incurred in providing administrative services including: premium collection, record-keeping, and claims processing. A monthly cost of insurance charge is also deducted based on rates set forth in each policy. Charges for optional benefits added by rider are also deducted monthly. These charges are recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL policies, a monthly contract charge of $7.50 is assessed each month.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

For CEVUL2 policies, a monthly contract charge of $5.00 is assessed each month.

For CEVUL3, CEVUL4, CEVUL5 and CEVUL6 policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

For CEAVUL policies, beginning in the second Policy Year, a monthly contract charge of $10.00 is assessed each month.

For CEVUL Plus policies, beginning in the second Policy Year, a monthly contract charge of $5.00 is assessed each month.

Mortality & Expense Risk Charges:

The CSVUL Separate Account-I is assessed a charge for mortality and expense risks assumed by NYLIAC. These charges were in effect for each of the five periods presented in the Financial Highlights section. The mortality and expense charge for CSVUL and CEVUL2 is deducted from the Investment Divisions and is recorded as mortality and expense risk charges in the Statement of Operations. For CEVUL3 through CEVUL6, CEAVUL and CEVUL Plus, the mortality and expense charge is recorded as cost of insurance in the accompanying Statement of Changes in Net Assets.

For CSVUL and CEVUL2 policies, in all years, it is expected that the charge will be an annual rate of 0.30% and 0.25%, respectively, of the average daily variable accumulation value of each Investment Division’s assets. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90%.

For CEVUL3 and CEVUL4 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through twenty-five, the mortality and expense charge deducted is 0.45%. In Policy Years twenty-six and subsequent, the mortality and expense charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL5 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In policy years one through ten, the mortality and expense risk charge deducted is 0.50%. In Policy Years eleven and beyond, the mortality and expense risk charge deducted is reduced to 0.25%. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.90% of the Accumulation Value.

For CEVUL6 policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Year one, the mortality and expense charge deducted is 0.25%. In Policy Years two through ten, the mortality and expense charge deducted is 0.45%. In Policy Years ten and thereafter, the mortality and expense charge deducted is reduced to 0.25%.

For CEAVUL policies, NYLIAC deducts a mortality and expense risk charge from the cash value. The mortality and expense risk charge is a percentage of the amount of cash value in CSVUL Separate Account-I. In Policy Years one through ten, the current mortality and expense deductions are made monthly at an annual rate of 0.45% for the first $25,000 of the CSVUL Separate Account-I value, 0.37% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.20% of the CSVUL Separate Account-I value greater than $200,000. The current mortality and expense risk charge is reduced in year eleven and beyond to 0.40% of the first $25,000 of the CSVUL Separate Account-I value, 0.32% of the CSVUL Separate Account-I value between $25,001 and $200,000, and 0.15% of the CSVUL Separate Account-I value over $200,000.

For CEVUL Plus policies, NYLIAC deducts a mortality and expense charge from the Separate Account value. We deduct a monthly mortality and expense charge based on the policy’s Accumulation Units in the CSVUL Separate Account-I, the PCO selected, and the policy year. The monthly mortality and expense risk charge will vary based on the PCO that is applicable to the policy at the time of issue. In Policy Years one through fifteen, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.35%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.34% and PCO F is 0.53%. In Policy Years sixteen through twenty, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.35%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.53%. In Policy Years twenty one through twenty five, the current mortality and expense risk charge for PCO A is 0.53%, PCO B is 0.15%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.53%. Beginning in Policy Year twenty six, the current mortality and expense risk charge for PCO A is 0.15%, PCO B is 0.15%, PCO C is 0.15%, PCO D is 0.10%, PCO E is 0.15% and PCO F is 0.15%.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 3—Expenses and Related Party Transactions (Continued):

Partial Withdrawal Charge

For CSVUL policies, NYLIAC may assess a Partial Withdrawal Charge of the lesser of $25.00 or 2.00% of amounts withdrawn. This charge is guaranteed not to exceed the lesser of $25.00 per transaction. NYLIAC does not currently assess this charge.

For CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6, CEVUL Plus, and CEAVUL policies, NYLIAC may assess a Partial Withdrawal Charge of $25.00 per transaction. This charge is guaranteed not to exceed $25.00 per transaction. NYLIAC does not currently assess this charge.

Per Thousand Face Amount Charge:

For CEAVUL policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the insured, the number of policies issued at the same time to other policyowners with the same employer as the insured, and the amount of the employer’s contribution (if any) to premium payments. The guaranteed maximum charge is $1.20 per $1,000 of the policy’s face amount.

For CEVUL Plus policies, NYLIAC assesses a monthly per thousand face amount charge. The charge varies based on characteristics of the Insured’s Issue Age and class of risk at the time of issue. The guaranteed maximum charge is $0.60 per $1,000 of the policy’s face amount.

Surrender Charge:

For CSVUL policies, NYLIAC assesses a surrender charge on complete surrenders or requested changes in base face amount for the first nine years of the policy. This charge is based on the policy year in which the surrender or decrease in base face amount is made and will be deducted proportionately by Investment Division from the policy’s cash value. This charge ranges from a maximum of 32.5% of the surrender charge premium in policy years one through five and declines each year thereafter to a minimum of 0% in year 10 and thereafter. Surrender charges are paid to NYLIAC. This charge is included with surrenders on the accompanying Statement of Changes in Net Assets as policyowner’s surrenders are presented net of these charges.

Transfer Charge:

For CSVUL, CEVUL2, CEVUL3, CEVUL4, CEVUL5, CEVUL6 and CEAVUL policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $30.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

For CEVUL Plus policies, NYLIAC may assess a Transfer Charge for each transfer transaction. This charge is guaranteed not to exceed $100.00 per transfer after the first 12 transfers in a Policy Year. NYLIAC does not currently assess this charge.

CSVUL Separate Account-I policyowners may pay certain Fund portfolio company operating expenses during the time they own their policy, which are reflected in the daily computation of NAVs for the Funds. NYLIAC may receive payment or compensation from the Funds resulting from certain of these operating expenses in connection with the administration, distribution and other services it provides to the Funds, some of whom may be affiliates of NYLIAC. Management Fees (which may include administration and/or advisory fees) range from 0.00% to 1.24%, distribution (12b-1) fees range from 0.00% to 0.25%, and other expenses range from 0.00% to 3.04%. These ranges are shown as a percentage of average net assets as of December 31, 2021, and approximate the ranges as of December 31, 2022.

NOTE 4—Distribution of Net Income:

CSVUL Separate Account-I does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits or transfers) in excess of the net premium payments.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s):

The changes in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
MainStay VP American Century Sustainable Equity—Initial Class	—	(7)	(7)	1	(215)	(214)
MainStay VP Bond—Initial Class	111	(431)	(320)	230	(1,241)	(1,011)
MainStay VP Candriam Emerging Markets Equity—Initial Class	—	(7)	(7)	—	(347)	(347)
MainStay VP Epoch U.S. Equity Yield—Initial Class	5	(8)	(3)	5	(12)	(7)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	8	(14)	(6)	13	(36)	(23)
MainStay VP Floating Rate—Initial Class	40	(38)	2	55	(166)	(111)
MainStay VP Income Builder—Initial Class	79	(26)	53	31	(99)	(68)
MainStay VP IQ Hedge Multi-Strategy—Initial Class	1	(3)	(2)	1	(1)	—
MainStay VP Janus Henderson Balanced—Initial Class	31	(76)	(45)	30	(39)	(9)
MainStay VP MacKay Convertible—Initial Class	2	(214)	(212)	8,938	(189)	8,749
MainStay VP MacKay Government—Initial Class	18	(16)	2	11	(9)	2
MainStay VP MacKay High Yield Corporate Bond—Initial Class	210	(245)	(35)	205	(272)	(67)
MainStay VP MacKay International Equity—Initial Class	36	(55)	(19)	110	(104)	6
MainStay VP Natural Resources—Initial Class	69	(97)	(28)	139	(51)	88
MainStay VP S&P 500 Index—Initial Class	4	(186)	(182)	192	(580)	(388)
MainStay VP Small Cap Growth—Initial Class	45	(65)	(20)	30	(40)	(10)
MainStay VP U.S. Government Money Market—Initial Class	11,676	(13,908)	(2,232)	19,041	(18,682)	359
MainStay VP Wellington Growth—Initial Class	—	(1)	(1)	—	(5)	(5)
MainStay VP Wellington Mid Cap—Initial Class	98	(62)	36	122	(41)	81
MainStay VP Wellington Small Cap—Initial Class	27	(17)	10	217	(506)	(289)
MainStay VP Wellington U.S. Equity—Initial Class	5	(10)	(5)	15	(9)	6
MainStay VP Winslow Large Cap Growth—Initial Class	19	(16)	3	9	(6)	3
AB VPS Growth and Income Portfolio—Class A	5	(1)	4	2	—	2
AB VPS International Value Portfolio—Class A	—	—	—	—	—	—
AB VPS Large Cap Growth Portfolio—Class A	480	(59)	421	98	(8)	90
AB VPS Small Cap Growth Portfolio—Class A	6	(4)	2	35	(3)	32
AB VPS Small/Mid Cap Value Portfolio—Class A	17	(37)	(20)	26	(24)	2
Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares	6	(8)	(2)	4	(7)	(3)
American Century Investments® VP Inflation Protection Fund—Class I	—	—	—	1	—	1
American Century Investments® VP Inflation Protection Fund—Class II	82	(53)	29	94	(67)	27
American Century Investments® VP Mid Cap Value Fund—Class I	1	—	1	1	—	1
American Century Investments® VP Mid Cap Value Fund—Class II	4	(10)	(6)	5	(21)	(16)
American Century Investments® VP Value Fund—Class I	1	—	1	1	—	1
American Century Investments® VP Value Fund—Class II	19	(4)	15	11	(8)	3
American Funds IS American Funds Global Balanced Fund—Class 1	2	—	2	—	(13)	(13)
American Funds IS Asset Allocation Fund—Class 1	109	(73)	36	228	(48)	180
American Funds IS Capital World Bond Fund®—Class 1	2	(1)	1	5	(2)	3
American Funds IS Global Growth Fund—Class 1	22	(23)	(1)	48	(28)	20
American Funds IS Global Small Capitalization Fund—Class 1	8	(12)	(4)	11	(9)	2

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS Growth Fund—Class 1	187	(145)	42	130	(153)	(23)
American Funds IS Growth-Income Fund—Class 1	20	(23)	(3)	14	(12)	2
American Funds IS International Fund—Class 1	182	(175)	7	105	(358)	(253)
American Funds IS New World Fund®—Class 1	121	(206)	(85)	467	(125)	342
American Funds IS Washington Mutual Investors FundSM—Class 1	23	(10)	13	19	(8)	11
BlackRock® Global Allocation V.I. Fund—Class I	29	(32)	(3)	26	(555)	(529)
BlackRock® High Yield V.I. Fund—Class I	7	(91)	(84)	85	(15)	70
BNY Mellon IP Technology Growth Portfolio—Initial Shares	11	(14)	(3)	4	(13)	(9)
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	1	—	1	—	—	—
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	—	—	—	—	—	—
ClearBridge Variable Appreciation Portfolio—Class I	1	—	1	—	(9)	(9)
ClearBridge Variable Large Cap Growth Portfolio—Class I	30	(3)	27	13	(4)	9
ClearBridge Variable Small Cap Growth Portfolio—Class I	6	(4)	2	9	(3)	6
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	2	—	2	—	—	—
Columbia Variable Portfolio—Emerging Markets Bond Fund—Class 1	—	—	—	1	—	1
Columbia Variable Portfolio—Intermediate Bond Fund—Class 1	1	—	1	—	—	—
Columbia Variable Portfolio—Strategic Income Fund—Class 1	241	(1)	240	—	(4)	(4)
Davis Value Portfolio	—	(1)	(1)	—	(1)	(1)
Delaware VIP® Emerging Markets Series—Standard Class	38	(33)	5	48	(76)	(28)
Delaware VIP® International Series—Standard Class	—	(2)	(2)	—	(1)	(1)
Delaware VIP® Small Cap Value Series—Standard Class	45	(61)	(16)	49	(75)	(26)
DFA VA Global Bond Portfolio	45	(297)	(252)	139	(44)	95
DFA VA Global Moderate Allocation Portfolio	2	(13)	(11)	6	(4)	2
DFA VA International Small Portfolio	78	(112)	(34)	37	(85)	(48)
DFA VA International Value Portfolio	21	(10)	11	16	(11)	5
DFA VA U.S. Large Value Portfolio	127	(778)	(651)	1,389	(1,648)	(259)
DFA VA U.S. Targeted Value Portfolio	127	(129)	(2)	40	(66)	(26)
DFA VIT Inflation-Protected Securities Portfolio	227	(260)	(33)	500	(236)	264
DWS Alternative Asset Allocation VIP—Class A	2	(1)	1	2	(4)	(2)
DWS Global Small Cap VIP—Class A	—	—	—	—	(1)	(1)
DWS Small Cap Index VIP—Class A	80	(59)	21	331	(196)	135
DWS Small Mid Cap Value VIP—Class A	2	(5)	(3)	—	(8)	(8)
Fidelity® VIP Balanced Portfolio—Initial Class	29	(7)	22	106	(70)	36
Fidelity® VIP Bond Index Portfolio—Initial Class	388	(171)	217	1,871	(222)	1,649
Fidelity® VIP ContrafundSM Portfolio—Initial Class	31	(31)	—	12	(55)	(43)
Fidelity® VIP Emerging Markets Portfolio—Initial Class	37	(44)	(7)	124	(58)	66
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	16	(16)	—	11	(10)	1
Fidelity® VIP Extended Market Index Portfolio—Initial Class	51	(36)	15	30	(62)	(32)
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	—	(4)	(4)	—	(28)	(28)
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	146	(164)	(18)	281	(210)	71

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	171	(112)	59	171	(103)	68
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	73	(30)	43	69	(62)	7
Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	1	—	1	—	—	—
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	83	(54)	29	94	(38)	56
Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	—	—	—	—	—	—
Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	—	—	—	—	—	—
Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	2	—	2	—	—	—
Fidelity® VIP Government Money Market Portfolio—Initial Class	4,007	(3,228)	779	4,570	(53,159)	(48,589)
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	52	(23)	29	69	(37)	32
Fidelity® VIP Growth Portfolio—Initial Class	—	(4)	(4)	—	(7)	(7)
Fidelity® VIP Health Care Portfolio—Initial Class	17	(2)	15	14	(1)	13
Fidelity® VIP Index 500 Portfolio—Initial Class	585	(402)	183	633	(506)	127
Fidelity® VIP International Capital Appreciation Portfolio—Initial Class	19	(39)	(20)	39	(17)	22
Fidelity® VIP International Index Portfolio—Initial Class	183	(277)	(94)	1,974	(58)	1,916
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	717	(516)	201	648	(211)	437
Fidelity® VIP Mid Cap Portfolio—Initial Class	8	(16)	(8)	10	(66)	(56)
Fidelity® VIP Overseas Portfolio—Initial Class	—	(7)	(7)	1	(192)	(191)
Fidelity® VIP Real Estate Portfolio—Initial Class	139	(31)	108	160	(52)	108
Fidelity® VIP Strategic Income Portfolio—Initial Class	17	(11)	6	15	(9)	6
Fidelity® VIP Technology Portfolio—Initial Class	13	(5)	8	19	(2)	17
Fidelity® VIP Total Market Index Portfolio—Initial Class	7	—	7	6	—	6
Fidelity® VIP Value Portfolio—Initial Class	—	(6)	(6)	—	(2)	(2)
Fidelity® VIP Value Strategies Portfolio—Service Class 2	—	(1)	(1)	—	(1)	(1)
Invesco V.I. Capital Appreciation Fund—Series I Shares	—	—	—	—	—	—
Invesco V.I. Core Bond Fund—Series I Shares	—	—	—	—	—	—
Invesco V.I. Core Plus Bond Fund—Series I Shares	4	(2)	2	18	(1)	17
Invesco V.I. EQV International Equity Fund—Series I Shares	158	(130)	28	84	(65)	19
Invesco V.I. Global Real Estate Fund—Series I Shares	44	(22)	22	21	(32)	(11)
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	—	—	—	—	(1)	(1)
Janus Henderson Enterprise Portfolio—Institutional Shares	40	(42)	(2)	157	(79)	78
Janus Henderson Flexible Bond Portfolio—Institutional Shares	—	(1)	(1)	—	(3)	(3)
Janus Henderson Forty Portfolio—Institutional Shares	—	(7)	(7)	—	(8)	(8)
Janus Henderson Global Research Portfolio—Institutional Shares	1	(2)	(1)	1	(10)	(9)
Lazard Retirement International Equity Portfolio—Service Shares	—	(3)	(3)	—	(49)	(49)
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	1	(3)	(2)	—	(4)	(4)
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	—	(1)	(1)	—	(1)	(1)
LVIP Baron Growth Opportunities Fund—Service Class	7	(12)	(5)	2	(54)	(52)
LVIP Baron Growth Opportunities Fund—Standard Class	1	—	1	2	—	2
LVIP Delaware Limited-Term Diversified Income Fund—Standard Class	1	—	1	1	—	1
LVIP Delaware Value Fund—Standard Class	—	—	—	—	—	—
LVIP Mondrian International Value Fund—Standard Class	3	(2)	1	18	(4)	14

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSgA Bond Index Fund—Standard Class	152	(157)	(5)	203	(1,499)	(1,296)
LVIP SSgA Developed International 150 Fund—Standard Class	7	(18)	(11)	2	(6)	(4)
LVIP SSgA Emerging Markets 100 Fund—Standard Class	28	(41)	(13)	49	(291)	(242)
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	2	—	2	26	—	26
LVIP SSgA International Index Fund—Standard Class	125	(68)	57	286	(1,179)	(893)
MFS® Global Growth Portfolio—Initial Class	2	(1)	1	1	—	1
MFS® Global Real Estate Portfolio—Initial Class	38	(46)	(8)	122	(14)	108
MFS® Global Tactical Allocation Portfolio—Initial Class	3	(5)	(2)	2	(4)	(2)
MFS® International Growth Portfolio—Initial Class	19	(11)	8	24	(16)	8
MFS® International Intrinsic Value Portfolio—Initial Class	192	(285)	(93)	264	(128)	136
MFS® Investors Trust Series—Initial Class	—	—	—	—	—	—
MFS® Mid Cap Growth Series—Initial Class	13	(9)	4	25	(2)	23
MFS® Mid Cap Value Portfolio—Initial Class	491	(378)	113	364	(353)	11
MFS® New Discovery Series—Initial Class	—	—	—	—	—	—
MFS® New Discovery Value Portfolio—Initial Class	39	(19)	20	20	(9)	11
MFS® Research International Portfolio—Initial Class	1	—	1	—	—	—
MFS® Value Series—Initial Class	287	(195)	92	341	(401)	(60)
Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I	—	(3)	(3)	—	(81)	(81)
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	23	(2)	21	3	(1)	2
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	15	(21)	(6)	5	(104)	(99)
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	—	—	—	—	(1)	(1)
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	25	(63)	(38)	53	(140)	(87)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Administrative Class	38	(41)	(3)	68	(202)	(134)
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class	2	(1)	1	1	—	1
PIMCO VIT High Yield Portfolio—Administrative Class	80	(52)	28	104	(144)	(40)
PIMCO VIT High Yield Portfolio—Institutional Class	5	(1)	4	3	(1)	2
PIMCO VIT Income Portfolio—Institutional Class	2	—	2	4	(1)	3
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)—
Institutional Class	2	(1)	1	6	(1)	5
PIMCO VIT Long-Term U.S. Government Portfolio—Administrative Class	135	(22)	113	75	(86)	(11)
PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class	1	—	1	2	—	2
PIMCO VIT Low Duration Portfolio—Administrative Class	77	(125)	(48)	170	(156)	14
PIMCO VIT Low Duration Portfolio—Institutional Class	16	(1)	15	3	(7)	(4)
PIMCO VIT Real Return Portfolio—Administrative Class	72	(93)	(21)	105	(133)	(28)
PIMCO VIT Real Return Portfolio—Institutional Class	3	(1)	2	3	—	3
PIMCO VIT Total Return Portfolio—Administrative Class	94	(275)	(181)	373	(1,054)	(681)
PIMCO VIT Total Return Portfolio—Institutional Class	11	(12)	(1)	15	(3)	12
Schwab® S&P 500 Index Portfolio	75	(5)	70	28	—	28
T. Rowe Price All-Cap Opportunities Portfolio	—	(5)	(5)	—	(19)	(19)
T. Rowe Price Blue Chip Growth Portfolio	262	(311)	(49)	214	(440)	(226)

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 5—Changes in Units Outstanding (in 000’s) (Continued):

	2022			2021
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
T. Rowe Price Equity Index 500 Portfolio	—	(6)	(6)	1	(6)	(5)
T. Rowe Price International Stock Portfolio	3	(10)	(7)	16	(7)	9
T. Rowe Price Limited-Term Bond Portfolio	—	(14)	(14)	—	(52)	(52)
T. Rowe Price Moderate Allocation Portfolio	—	(6)	(6)	—	(43)	(43)
Thrivent Aggressive Allocation Portfolio	1	—	1	—	—	—
Thrivent Diversified Income Plus Portfolio	2	—	2	3	—	3
Thrivent Global Stock Portfolio	1	—	1	—	—	—
Thrivent Large Cap Growth Portfolio	1	—	1	4	—	4
Thrivent Mid Cap Index Portfolio	6	(7)	(1)	130	(2)	128
Thrivent Mid Cap Stock Portfolio	2	—	2	2	—	2
Thrivent Small Cap Index Portfolio	374	(441)	(67)	209	(263)	(54)
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	—	(1)	(1)	—	—	—
TOPS® Balanced ETF Portfolio—Class 2 Shares	—	—	—	—	(2)	(2)
TOPS® Conservative ETF Portfolio—Class 2 Shares	1	(1)	—	—	(1)	(1)
TOPS® Growth ETF Portfolio—Class 2 Shares	—	(1)	(1)	—	—	—
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	—	—	—	—	—	—
TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares	—	—	—	—	—	—
TOPS® Moderate Growth ETF Portfolio—Class 2 Shares	1	(1)	—	—	(1)	(1)
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	—	(1)	(1)	—	(1)	(1)
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	77	(27)	50	159	(40)	119
Voya High Yield Portfolio—Class I	1	—	1	1	—	1
Voya Index Solution 2030 Portfolio—Class Z	6	—	6	2	—	2
Voya Index Solution 2040 Portfolio—Class Z	4	—	4	4	—	4
Voya Index Solution 2050 Portfolio—Class Z	3	—	3	—	—	—
Voya Limited Maturity Bond Portfolio—Class I	103	(62)	41	116	(50)	66
Voya MidCap Opportunities Portfolio—Class I	6	—	6	—	—	—
Voya Russell™ Mid Cap Index Portfolio—Class I	86	(82)	4	62	(54)	8
Voya Small Company Portfolio—Class I	15	(34)	(19)	22	(24)	(2)
VY® JPMorgan Mid Cap Value Portfolio—Class I	8	—	8	6	(3)	3
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	16	(7)	9	17	(13)	4
VY® Morgan Stanley Global Franchise Portfolio—Class R6	2	(1)	1	8	—	8
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	26	(7)	19	3	(17)	(14)
Western Asset Core Plus VIT Portfolio—Class I	353	(293)	60	291	(10)	281

Not all investment options are available under all policies.

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights:

The following table presents financial highlights for each Investment Division as of December 31, 2022, 2021, 2020, 2019 and 2018:

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP American Century Sustainable Equity—Initial Class	2022	$2,377	93	$24.78 to $25.59	(8.0%) to (7.7%)	1.7%
	2021	2,761	100	26.93 to 27.72	25.1% to 25.5%	2.4%
	2020	6,929	314	21.52 to 22.09	0.7% to 1.0%	3.6%
	2019	10,748	492	21.38 to 21.88	26.0% to 26.4%	2.2%
	2018	10,910	631	16.97 to 17.32	(9.7%) to (9.4%)	1.8%
MainStay VP Bond—Initial Class	2022	$23,834	1,354	$17.42 to $22.87	(14.7%) to (14.5%)	2.0%
	2021	34,413	1,674	20.37 to 26.82	(1.7%) to (1.4%)	1.5%
	2020	56,087	2,685	20.65 to 27.28	7.6% to 7.9%	2.0%
	2019	50,824	2,625	19.13 to 25.35	8.8% to 9.1%	2.7%
	2018	49,929	2,815	17.53 to 23.30	(1.3%) to (1.0%)	2.9%
MainStay VP Candriam Emerging Markets Equity—Initial Class	2022	$1,794	192	$9.05 to $9.34	(28.9%) to (28.7%)	0.9%
	2021	2,612	199	12.73 to 13.11	(2.3%) to (2.0%)	1.0%
	2020	7,304	546	13.03 to 13.37	25.3% to 25.7%	3.3%
	2019	6,581	619	10.40 to 10.64	19.7% to 20.1%	1.4%
	2018	5,857	661	8.68 to 8.86	(20.8%) to (20.5%)	1.2%
MainStay VP Epoch U.S. Equity Yield—Initial Class	2022	$1,972	52	$37.65 to $37.67	(2.8%) to (2.5%)	2.1%
	2021	2,139	55	38.63 to 38.73	22.5% to 22.9%	2.4%
	2020	1,951	62	31.44 to 31.61	(0.3%) to 0.0%	2.8%
	2019	2,014	64	31.43 to 31.70	23.8% to 24.2%	0.2%
	2018	66,995	2,382	25.31 to 28.21	(5.5%) to (5.2%)	1.8%
MainStay VP Fidelity Institutional AM® Utilities—Initial Class	2022	$3,508	145	$23.64 to $24.28	5.3% to 5.6%	2.1%
	2021	3,470	151	22.45 to 23.00	16.9% to 17.2%	2.1%
	2020	3,406	174	19.19 to 19.61	(0.6%) to (0.4%)	2.6%
	2019	3,512	179	19.32 to 19.69	23.0% to 23.3%	2.5%
	2018	3,018	189	15.71 to 15.97	0.5% to 0.8%	1.2%
MainStay VP Floating Rate—Initial Class	2022	$3,864	215	$17.95 to $17.95	(1.2%) to (1.2%)	4.8%
	2021	3,875	213	18.17 to 18.17	3.7% to 3.7%	3.1%
	2020	5,683	324	17.52 to 17.52	2.5% to 2.5%	3.8%
	2019	7,456	436	17.10 to 17.10	8.5% to 8.5%	5.0%
	2018	7,526	478	15.76 to 15.76	(0.1%) to (0.1%)	4.7%
MainStay VP Income Builder—Initial Class	2022	$11,556	542	$10.29 to $23.24	(13.8%) to (13.5%)	2.8%
	2021	13,001	489	11.90 to 26.95	10.2% to 10.5%	2.9%
	2020	13,400	557	10.76 to 24.46	7.6% to 7.7%	2.5%
	2019	12,334	543	22.72 to 22.72	17.7% to 17.7%	4.8%
	2018	10,084	522	19.30 to 19.30	(5.5%) to (5.5%)	2.8%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP IQ Hedge Multi-Strategy—Initial Class	2022	$137	17	$8.02 to $8.02	(8.5%) to (8.5%)	1.9%
	2021	166	19	8.77 to 8.77	(0.6%) to (0.6%)	0.0%
	2020	167	19	8.82 to 8.82	5.4% to 5.4%	2.1%
	2019	144	17	8.37 to 8.37	8.5% to 8.5%	1.9%
	2018	130	17	7.72 to 7.72	(1.7%) to (1.7%)	0.6%
MainStay VP Janus Henderson Balanced—Initial Class	2022	$8,043	347	$22.57 to $23.30	(16.6%) to (16.4%)	1.1%
	2021	10,882	392	27.07 to 27.87	17.0% to 17.4%	1.3%
	2020	9,494	401	23.14 to 23.75	14.0% to 14.3%	2.0%
	2019	8,607	416	20.30 to 20.77	22.6% to 22.9%	1.8%
	2018	8,622	513	16.56 to 16.90	0.1% to 0.4%	1.8%
MainStay VP MacKay Convertible—Initial Class	2022	$604,207	12,080	$37.76 to $50.08	(12.9%) to (12.7%)	3.3%
	2021	705,774	12,292	43.37 to 57.49	8.9% to 9.2%	1.1%
	2020	186,127	3,543	39.82 to 52.75	35.6% to 36.0%	0.7%
	2019	3,975	117	29.36 to 33.87	22.1% to 22.5%	1.5%
	2018	4,007	141	24.05 to 31.82	(2.6%) to (2.3%)	1.6%
MainStay VP MacKay Government—Initial Class	2022	$720	46	$15.62 to $15.62	(11.3%) to (11.3%)	2.1%
	2021	771	44	17.61 to 17.61	(1.5%) to (1.5%)	1.6%
	2020	751	42	17.88 to 17.88	5.0% to 5.0%	1.3%
	2019	846	50	17.03 to 17.03	5.4% to 5.4%	2.2%
	2018	714	44	16.16 to 20.63	(0.4%) to (0.1%)	2.9%
MainStay VP MacKay High Yield Corporate Bond—Initial Class	2022	$42,608	1,448	$28.79 to $40.03	(8.3%) to (8.1%)	5.1%
	2021	47,412	1,483	31.31 to 43.67	5.2% to 5.5%	4.9%
	2020	46,550	1,550	29.68 to 41.51	5.1% to 5.4%	5.8%
	2019	44,378	1,559	28.16 to 39.50	12.9% to 13.2%	5.5%
	2018	37,726	1,502	24.87 to 34.99	(1.8%) to (1.5%)	5.9%
MainStay VP MacKay International Equity—Initial Class	2022	$54,067	1,906	$26.56 to $32.65	(26.7%) to (26.4%)	0.3%
	2021	74,490	1,925	36.11 to 44.50	11.9% to 12.2%	0.1%
	2020	66,176	1,919	32.17 to 39.75	20.5% to 20.8%	0.8%
	2019	57,875	2,023	26.62 to 32.97	24.4% to 24.8%	0.4%
	2018	45,143	1,965	21.33 to 26.49	(11.8%) to (11.6%)	1.2%
MainStay VP Natural Resources—Initial Class	2022	$4,825	347	$13.90 to $13.90	35.8% to 35.8%	1.1%
	2021	3,837	375	10.23 to 10.23	38.0% to 38.0%	1.4%
	2020	2,128	287	7.41 to 7.41	6.9% to 6.9%	2.7%
	2019	1,829	264	6.93 to 6.93	16.6% to 16.6%	0.8%
	2018	1,487	250	5.95 to 5.95	(28.6%) to (28.6%)	0.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP S&P 500 Index—Initial Class	2022	$403,028	8,602	$46.73 to $47.37	(18.4%) to (18.2%)	1.4%
	2021	504,331	8,784	57.30 to 57.91	28.2% to 28.5%	1.2%
	2020	410,718	9,172	44.71 to 45.05	17.9% to 18.2%	1.5%
	2019	361,950	9,534	37.92 to 38.10	30.9% to 31.2%	1.6%
	2018	373,637	12,805	28.98 to 29.76	(4.8%) to (4.5%)	1.6%
MainStay VP Small Cap Growth—Initial Class	2022	$3,910	166	$23.57 to $23.57	(26.5%) to (26.5%)	0.0%
	2021	5,974	186	32.07 to 32.07	10.3% to 10.3%	0.0%
	2020	5,683	196	29.07 to 29.07	40.5% to 40.5%	0.0%
	2019	4,856	235	20.69 to 20.69	25.6% to 25.6%	0.0%
	2018	5,530	336	16.48 to 16.48	(8.9%) to (8.9%)	0.0%
MainStay VP U.S. Government Money Market—Initial Class	2022	$30,728	25,008	$1.18 to $1.34	1.0% to 1.3%	1.3%
	2021	32,944	27,240	1.17 to 1.33	(0.3%) to 0.0%	0.0%
	2020	32,566	26,881	1.17 to 1.33	(0.1%) to 0.2%	0.2%
	2019	32,637	26,954	1.17 to 1.33	1.5% to 1.8%	1.7%
	2018	25,970	21,723	1.16 to 1.31	1.1% to 1.4%	1.4%
MainStay VP Wellington Growth—Initial Class	2022	$38	1	$33.11 to $33.11	(33.2%) to (33.2%)	0.0%
	2021	80	2	49.55 to 49.55	19.7% to 19.7%	0.3%
	2020	285	7	41.38 to 41.38	32.3% to 32.3%	0.6%
	2019	255	8	31.27 to 31.27	30.0% to 30.0%	0.6%
	2018	206	9	24.06 to 24.06	(4.2%) to (4.2%)	0.6%
MainStay VP Wellington Mid Cap—Initial Class	2022	$25,588	584	$43.82 to $43.82	(20.5%) to (20.5%)	0.0%
	2021	30,217	548	55.13 to 55.13	20.0% to 20.0%	0.6%
	2020	21,466	467	45.94 to 45.94	11.3% to 11.3%	0.9%
	2019	19,700	477	41.29 to 41.29	22.9% to 22.9%	1.2%
	2018	14,966	445	33.60 to 33.60	(12.0%) to (12.0%)	1.0%
MainStay VP Wellington Small Cap—Initial Class	2022	$2,503	189	$13.25 to $13.25	(20.8%) to (20.8%)	1.2%
	2021	2,994	179	16.74 to 16.74	18.0% to 18.0%	0.2%
	2020	6,634	468	14.18 to 14.18	10.2% to 10.2%	0.1%
	2019	8,972	697	12.87 to 12.87	17.8% to 17.8%	0.2%
	2018	4,942	452	10.92 to 10.92	(15.1%) to (15.1%)	0.0%
MainStay VP Wellington U.S. Equity—Initial Class	2022	$1,292	28	$43.74 to $51.75	(20.9%) to (20.7%)	0.6%
	2021	1,914	33	55.14 to 65.40	28.4% to 28.8%	1.1%
	2020	1,225	27	42.82 to 50.91	15.2% to 15.6%	1.4%
	2019	1,359	35	37.06 to 44.17	25.8% to 26.2%	1.5%
	2018	1,183	38	29.36 to 35.09	(6.1%) to (5.8%)	1.9%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MainStay VP Winslow Large Cap Growth—Initial Class	2022	$5,239	104	$27.88 to $50.50	(31.4%) to (31.2%)	0.0%
	2021	7,368	101	40.63 to 73.36	24.1% to 24.5%	0.0%
	2020	5,695	98	32.73 to 58.91	36.7% to 37.2%	0.0%
	2019	2,708	64	23.93 to 42.95	33.2% to 33.6%	0.0%
	2018	1,897	61	17.96 to 32.14	3.3% to 3.6%	0.0%
AB VPS Growth and Income Portfolio— Class A	2022	$140	9	$15.68 to $15.68	(4.2%) to (4.2%)	1.3%
	2021	84	5	16.36 to 16.36	28.2% to 28.2%	0.8%
	2020	41	3	12.77 to 12.77	27.7% to 27.7%	0.1%
AB VPS International Value Portfolio—Class A	2022	$—	—	$7.42 to $7.42	(13.6%) to (13.6%)	4.5%
	2021	—	—	8.59 to 8.59	11.1% to 11.1%	2.0%
	2020	—	—	7.73 to 7.73	2.5% to 2.5%	2.0%
	2019	—	—	7.54 to 7.54	17.1% to 17.1%	0.0%
	2018	2	—	6.44 to 6.44	(22.8%) to (22.8%)	1.5%
AB VPS Large Cap Growth Portfolio—Class A	2022	$11,784	925	$12.73 to $12.73	(28.5%) to (28.5%)	0.0%
	2021	8,983	504	17.81 to 17.81	29.0% to 29.0%	0.0%
	2020	5,722	414	13.81 to 13.81	38.1% to 38.1%	0.0%
AB VPS Small Cap Growth Portfolio—Class A	2022	$439	43	$10.20 to $10.20	(39.1%) to (39.1%)	0.0%
	2021	683	41	16.75 to 16.75	9.5% to 9.5%	0.0%
	2020	143	9	15.30 to 15.30	53.0% to 53.0%	0.0%
AB VPS Small/Mid Cap Value Portfolio— Class A	2022	$1,761	54	$32.48 to $32.48	(15.6%) to (15.6%)	1.2%
	2021	2,860	74	38.50 to 38.50	35.9% to 35.9%	0.8%
	2020	2,032	72	28.32 to 28.32	3.4% to 3.4%	0.8%
	2019	4,561	166	27.40 to 27.40	20.1% to 20.1%	0.6%
	2018	3,522	154	22.81 to 22.81	(15.0%) to (15.0%)	0.5%
Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares	2022	$985	33	$29.66 to $29.66	(37.7%) to (37.7%)	0.0%
	2021	1,666	35	47.62 to 47.62	6.9% to 6.9%	0.0%
	2020	1,688	38	44.57 to 44.57	58.8% to 58.8%	0.0%
	2019	1,231	44	28.06 to 28.06	38.3% to 38.3%	0.0%
	2018	857	42	20.29 to 20.29	(3.2%) to (3.2%)	0.0%
American Century Investments® VP Inflation Protection Fund—Class I	2022	$14	1	$10.15 to $10.15	(12.9%) to (12.9%)	5.5%
	2021	7	1	11.65 to 11.65	6.6% to 6.6%	3.8%
	2020	1	—	10.93 to 10.93	9.3% to 9.3%	1.0%
American Century Investments® VP Inflation Protection Fund—Class II	2022	$2,129	191	$11.16 to $11.16	(13.1%) to (13.1%)	5.1%
	2021	2,073	162	12.84 to 12.84	6.3% to 6.3%	3.1%
	2020	1,631	135	12.08 to 12.08	9.6% to 9.6%	1.3%
	2019	1,704	155	11.02 to 11.02	8.9% to 8.9%	2.2%
	2018	1,694	167	10.12 to 10.12	(2.8%) to (2.8%)	2.9%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (LowesttoHighest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Century Investments® VP Mid Cap Value Fund— Class I	2022	$26	2	$12.32 to $12.32	(1.2%) to (1.2%)	2.4%
	2021	10	1	12.47 to 12.47	23.2% to 23.2%	1.6%
	2020	—	—	—	—	—
American Century Investments® VP Mid Cap Value Fund— Class II	2022	$812	37	$21.93 to $21.93	(1.4%) to (1.4%)	2.1%
	2021	954	43	22.23 to 22.23	23.0% to 23.0%	1.0%
	2020	1,073	59	18.07 to 18.07	1.1% to 1.1%	1.7%
	2019	1,196	67	17.88 to 17.88	29.0% to 29.0%	1.9%
	2018	1,039	75	13.86 to 13.86	(13.0%) to (13.0%)	1.3%
American Century Investments® VP Value Fund—Class I	2022	$22	2	$12.59 to $12.59	0.5% to 0.5%	2.3%
	2021	10	1	12.52 to 12.52	24.5% to 24.5%	1.7%
	2020	2	—	10.05 to 10.05	0.5% to 0.5%	1.1%
American Century Investments® VP Value Fund—Class II	2022	$2,151	60	$36.02 to $36.02	0.3% to 0.3%	2.0%
	2021	1,622	45	35.91 to 35.91	24.3% to 24.3%	1.6%
	2020	1,199	42	28.89 to 28.89	0.8% to 0.8%	2.0%
	2019	3,760	131	28.65 to 30.40	26.6% to 26.9%	1.9%
	2018	4,868	213	22.58 to 24.01	(9.5%) to (9.3%)	1.5%
American Funds IS American Funds Global Balanced Fund— Class 1	2022	$27	2	$11.51 to $11.51	(14.3%) to (14.3%)	0.0%
	2021	5	—	13.44 to 13.44	11.0% to 11.0%	0.2%
	2020	158	13	12.10 to 12.10	21.0% to 21.0%	1.3%
American Funds IS Asset Allocation Fund—Class 1	2022	$18,373	1,175	$15.45 to $15.70	(13.4%) to (13.2%)	2.2%
	2021	20,528	1,139	17.85 to 18.09	15.1% to 15.4%	1.9%
	2020	14,979	959	15.50 to 15.68	12.4% to 12.7%	2.0%
	2019	10,897	786	13.79 to 13.91	21.2% to 21.5%	3.5%
	2018	3,581	313	11.44 to 11.44	(4.4%) to (4.4%)	2.1%
American Funds IS Capital World Bond Fund®—Class 1	2022	$88	9	$10.21 to $10.21	(17.4%) to (17.4%)	0.3%
	2021	93	8	12.36 to 12.36	(4.7%) to (4.7%)	2.2%
	2020	60	5	12.98 to 12.98	10.2% to 10.2%	1.4%
	2019	89	8	11.78 to 11.78	8.1% to 8.1%	2.0%
	2018	56	5	10.90 to 10.90	(1.1%) to (1.1%)	2.5%
American Funds IS Global Growth Fund—Class 1	2022	$3,704	109	$33.89 to $33.89	(24.5%) to (24.5%)	0.9%
	2021	4,939	110	44.92 to 44.92	16.7% to 16.7%	0.6%
	2020	3,478	90	38.48 to 38.48	30.8% to 30.8%	0.6%
	2019	2,664	91	29.42 to 29.42	35.6% to 35.6%	1.3%
	2018	2,277	105	21.70 to 21.70	(8.8%) to (8.8%)	0.9%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
American Funds IS Global Small Capitalization Fund— Class 1	2022	$690	46	$15.05 to $15.05	(29.4%) to (29.4%)	0.0%
	2021	1,064	50	21.31 to 21.31	7.0% to 7.0%	0.0%
	2020	956	48	19.92 to 19.92	30.0% to 30.0%	0.2%
	2019	1,088	71	15.32 to 15.32	31.8% to 31.8%	0.4%
	2018	1,040	90	11.62 to 11.62	(10.3%) to (10.3%)	0.3%
American Funds IS Growth Fund—Class 1	2022	$14,137	610	$22.80 to $23.16	(29.9%) to (29.8%)	0.6%
	2021	18,729	568	32.53 to 32.98	22.0% to 22.3%	0.5%
	2020	15,942	591	26.67 to 26.97	52.1% to 52.5%	0.6%
	2019	14,327	810	17.54 to 17.69	30.8% to 31.1%	1.0%
	2018	10,876	806	13.41 to 13.49	(0.3%) to (0.0%)	0.7%
American Funds IS Growth-Income Fund—Class 1	2022	$2,817	148	$19.06 to $19.06	(16.3%) to (16.3%)	1.5%
	2021	3,444	151	22.77 to 22.77	24.4% to 24.4%	1.4%
	2020	2,736	149	18.30 to 18.30	13.8% to 13.8%	1.6%
	2019	2,457	153	16.08 to 16.08	26.5% to 26.5%	2.1%
	2018	1,543	121	12.72 to 12.72	(1.5%) to (1.5%)	1.6%
American Funds IS International Fund—Class 1	2022	$10,294	799	$12.67 to $12.88	(20.8%) to (20.6%)	2.0%
	2021	12,835	792	16.00 to 16.22	(1.5%) to (1.2%)	2.7%
	2020	17,152	1,045	16.24 to 16.42	14.0% to 14.3%	0.9%
	2019	23,877	1,662	14.24 to 14.37	22.9% to 23.2%	1.6%
	2018	22,509	1,930	11.59 to 11.66	(13.2%) to (12.9%)	2.0%
American Funds IS New World Fund®—Class 1	2022	$13,361	908	$14.48 to $14.72	(22.1%) to (21.9%)	1.6%
	2021	18,708	993	18.58 to 18.83	4.9% to 5.2%	1.1%
	2020	11,651	651	17.71 to 17.91	23.6% to 23.9%	0.2%
	2019	9,675	669	14.33 to 14.46	29.1% to 29.5%	1.2%
	2018	6,815	610	11.10 to 11.17	(14.0%) to (13.8%)	1.1%
American Funds IS Washington Mutual Investors FundSM— Class 1	2022	$686	47	$14.61 to $14.61	(8.3%) to (8.3%)	2.2%
	2021	543	34	15.93 to 15.93	28.1% to 28.1%	1.7%
	2020	286	23	12.44 to 12.44	9.0% to 9.0%	3.5%
	2019	43	4	11.40 to 11.40	21.7% to 21.7%	2.7%
	2018	90	10	9.37 to 9.37	(6.3%) to (6.3%)	2.6%
BlackRock® Global Allocation V.I. Fund— Class I	2022	$6,209	452	$13.48 to $13.75	(16.1%) to (15.9%)	0.0%
	2021	7,443	455	16.06 to 16.35	6.4% to 6.7%	0.9%
	2020	15,071	984	15.09 to 15.32	20.7% to 21.0%	1.3%
	2019	12,893	1,018	12.50 to 12.66	17.7% to 18.0%	1.3%
	2018	10,754	1,002	10.62 to 10.73	(7.6%) to (7.3%)	1.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
BlackRock® High Yield V.I. Fund—Class I	2022	$851	63	$13.43 to $13.43	(10.3%) to (10.3%)	5.4%
	2021	2,210	147	14.98 to 14.98	5.3% to 5.3%	4.4%
	2020	1,090	77	14.23 to 14.23	7.3% to 7.3%	5.2%
	2019	670	51	13.26 to 13.26	15.3% to 15.3%	5.4%
	2018	229	20	11.50 to 11.50	(2.7%) to (2.7%)	5.4%
BNY Mellon IP Technology Growth Portfolio—Initial Shares	2022	$2,564	57	$44.62 to $44.62	(46.4%) to (46.4%)	0.0%
	2021	5,022	60	83.23 to 83.23	12.9% to 12.9%	0.0%
	2020	5,055	69	73.70 to 73.70	69.9% to 69.9%	0.3%
	2019	8,409	194	43.38 to 43.38	25.8% to 25.8%	0.0%
	2018	6,727	195	34.48 to 34.48	(1.0%) to (1.0%)	0.0%
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares	2022	$5	1	$9.26 to $9.26	(7.4%) to (7.4%)	0.0%
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares	2022	$9	—	$26.59 to $26.59	(16.6%) to (16.6%)	0.0%
	2021	12	—	31.89 to 31.89	16.5% to 16.5%	0.1%
	2020	10	—	27.38 to 27.38	19.9% to 19.9%	0.7%
	2019	9	—	22.84 to 22.84	21.8% to 21.8%	0.0%
	2018	9	—	18.75 to 18.75	(19.1%) to (19.1%)	0.0%
ClearBridge Variable Appreciation Portfolio—Class I	2022	$27	2	$16.06 to $16.06	(12.4%) to (12.4%)	1.2%
	2021	24	1	18.34 to 18.34	23.7% to 23.7%	0.1%
	2020	143	10	14.83 to 14.83	14.8% to 14.8%	1.1%
	2019	123	10	12.92 to 12.92	29.9% to 29.9%	2.5%
	2018	—	—	9.95 to 9.95	(0.5%) to (0.5%)	1.2%
ClearBridge Variable Large Cap Growth Portfolio—Class I	2022	$745	46	$16.34 to $16.34	(32.2%) to (32.2%)	0.0%
	2021	466	19	24.11 to 24.11	21.9% to 21.9%	0.0%
	2020	197	10	19.77 to 19.77	30.7% to 30.7%	0.0%
	2019	104	7	15.12 to 15.12	32.2% to 32.2%	0.4%
	2018	89	8	11.44 to 11.44	0.0% to 0.0%	0.5%
ClearBridge Variable Small Cap Growth Portfolio—Class I	2022	$136	12	$11.42 to $11.42	(28.8%) to (28.8%)	0.0%
	2021	168	10	16.05 to 16.05	12.6% to 12.6%	0.0%
	2020	64	4	14.25 to 14.25	42.5% to 42.5%	0.0%
Columbia Variable Portfolio—Disciplined Core Fund—Class 1	2022	$25	2	$12.21 to $12.21	(18.7%) to (18.7%)	0.0%
	2021	—	—	—	—	—
	2020	—	—	—	—	—
Columbia Variable Portfolio—Emerging Markets Bond Fund— Class 1	2022	$20	2	$8.81 to $8.81	(16.0%) to (16.0%)	4.4%
	2021	22	2	10.50 to 10.50	(2.2%) to (2.2%)	4.1%
	2020	8	1	10.73 to 10.73	7.3% to 7.3%	1.9%
Columbia Variable Portfolio—Intermediate Bond Fund— Class 1	2022	$10	1	$9.38 to $9.38	(6.2%) to (6.2%)	0.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (LowesttoHighest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Columbia Variable Portfolio—Strategic Income Fund—Class 1	2022	$2,330	241	$9.67 to $9.67	(11.4%) to (11.4%)	0.3%
	2021	11	1	10.90 to 10.90	2.1% to 2.1%	2.8%
	2020	49	5	10.68 to 10.68	6.8% to 6.8%	0.0%
Davis Value Portfolio	2022	$283	11	$26.66 to $26.66	(20.1%) to (20.1%)	1.3%
	2021	388	12	33.38 to 33.38	17.9% to 17.9%	0.6%
	2020	371	13	28.33 to 28.33	11.7% to 11.7%	0.5%
	2019	474	19	25.36 to 25.36	31.2% to 31.2%	1.6%
	2018	363	19	19.33 to 19.33	(13.6%) to (13.6%)	0.9%
Delaware VIP® Emerging Markets Series—Standard Class	2022	$3,128	237	$13.19 to $13.19	(27.6%) to (27.6%)	4.2%
	2021	4,235	232	18.22 to 18.22	(2.8%) to (2.8%)	0.3%
	2020	4,882	260	18.75 to 18.75	25.1% to 25.1%	0.8%
	2019	4,355	291	14.99 to 14.99	22.6% to 22.6%	0.9%
	2018	4,191	343	12.22 to 12.22	(15.8%) to (15.8%)	1.7%
Delaware VIP® International Series—Standard Class	2022	$122	14	$8.99 to $8.99	(17.3%) to (17.3%)	1.5%
	2021	173	16	10.88 to 10.88	6.9% to 6.9%	1.0%
	2020	172	17	10.18 to 10.18	1.8% to 1.8%	0.0%
Delaware VIP® Small Cap Value Series—Standard Class	2022	$6,660	268	$24.82 to $24.82	(12.1%) to (12.1%)	0.9%
	2021	8,010	284	28.23 to 28.23	34.4% to 34.4%	0.9%
	2020	6,517	310	21.00 to 21.00	(1.9%) to (1.9%)	1.6%
	2019	7,988	373	21.41 to 21.41	28.1% to 28.1%	1.0%
	2018	6,296	377	16.71 to 16.71	(16.7%) to (16.7%)	0.8%
DFA VA Global Bond Portfolio	2022	$5,029	487	$10.32 to $10.32	(6.3%) to (6.3%)	1.3%
	2021	8,142	739	11.02 to 11.02	(1.0%) to (1.0%)	0.7%
	2020	7,173	644	11.14 to 11.14	1.5% to 1.5%	0.0%
	2019	5,295	482	10.98 to 10.98	4.2% to 4.2%	2.5%
	2018	5,175	491	10.54 to 10.54	1.7% to 1.7%	4.6%
DFA VA Global Moderate Allocation Portfolio	2022	$1,879	138	$13.58to $13.58	(11.0%) to (11.0%)	1.4%
	2021	2,274	149	15.25 to 15.25	14.2% to 14.2%	1.5%
	2020	1,967	147	13.36 to 13.36	11.3% to 11.3%	1.1%
	2019	466	39	12.00 to 12.00	18.1% to 18.1%	4.3%
DFA VA International Small Portfolio	2022	$6,265	423	$14.81 to $14.81	(17.6%) to (17.6%)	2.6%
	2021	8,219	457	17.98 to 17.98	14.6% to 14.6%	2.6%
	2020	7,924	505	15.70 to 15.70	9.4% to 9.4%	2.0%
	2019	4,190	292	14.35 to 14.35	23.9% to 23.9%	2.8%
	2018	2,997	259	11.58 to 11.58	(19.8%) to (19.8%)	1.6%
DFA VA International Value Portfolio	2022	$1,767	159	$11.10 to $11.10	(3.5%) to (3.5%)	4.2%
	2021	1,707	148	11.50 to 11.50	18.1% to 18.1%	4.2%
	2020	1,392	143	9.74 to 9.74	(2.6%) to (2.6%)	0.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
DFA VA U.S. Large Value Portfolio	2022	$11,517	636	$18.11 to $18.11	(4.9%) to (4.9%)	1.5%
	2021	24,511	1,287	19.04 to 19.04	27.0% to 27.0%	2.1%
	2020	23,176	1,546	14.99 to 14.99	(1.4%) to (1.4%)	3.7%
	2019	8,037	529	15.20 to 15.20	25.8% to 25.8%	1.8%
	2018	7,572	627	12.08 to 12.08	(12.1%) to (12.1%)	2.9%
DFA VA U.S. Targeted Value Portfolio	2022	$7,498	364	$20.58 to $20.58	(4.2%) to (4.2%)	1.6%
	2021	7,866	366	21.49 to 21.49	39.7% to 39.7%	1.4%
	2020	6,036	392	15.38 to 15.38	4.0% to 4.0%	2.5%
	2019	1,473	100	14.79 to 14.79	22.6% to 22.6%	1.3%
	2018	2,349	195	12.07 to 12.07	(15.9%) to (15.9%)	0.9%
DFA VIT Inflation-Protected Securities Portfolio	2022	$14,766	1,253	$11.78 to $11.78	(12.5%) to (12.5%)	8.0%
	2021	17,302	1,286	13.46 to 13.46	5.6% to 5.6%	5.8%
	2020	13,022	1,022	12.75 to 12.75	11.7% to 11.7%	1.2%
	2019	9,754	855	11.41 to 11.41	8.5% to 8.5%	1.6%
	2018	7,111	676	10.52 to 10.52	(1.3%) to (1.3%)	1.6%
DWS Alternative Asset Allocation VIP—Class A	2022	$82	7	$12.01 to $12.01	(7.4%) to (7.4%)	7.0%
	2021	82	6	12.98 to 12.98	12.7% to 12.7%	2.4%
	2020	90	8	11.51 to 11.51	5.7% to 5.7%	2.2%
	2019	51	5	10.89 to 10.89	14.7% to 14.7%	3.5%
	2018	34	4	9.49 to 9.49	(9.1%) to (9.1%)	1.8%
DWS Global Small Cap VIP—Class A	2022	$31	2	$16.22 to $16.22	(24.1%) to (24.1%)	0.6%
	2021	42	2	21.35 to 21.35	14.9% to 14.9%	0.4%
	2020	54	3	18.58 to 18.58	17.4% to 17.4%	0.9%
	2019	150	9	15.83 to 15.83	21.3% to 21.3%	0.0%
	2018	138	11	13.05 to 13.05	(20.5%) to (20.5%)	0.3%
DWS Small Cap Index VIP—Class A	2022	$30,425	833	$27.09 to $36.54	(20.8%) to (20.6%)	0.9%
	2021	37,364	812	34.22 to 46.04	14.2% to 14.5%	0.8%
	2020	27,189	677	29.96 to 40.20	19.1% to 19.4%	1.2%
	2019	29,928	890	25.15 to 33.66	24.9% to 25.2%	1.0%
	2018	39,039	1,453	20.14 to 26.88	(11.5%) to (11.2%)	1.0%
DWS Small Mid Cap Value VIP—Class A	2022	$598	28	$21.23 to $21.23	(15.8%) to (15.8%)	0.9%
	2021	781	31	25.22 to 25.22	30.5% to 30.5%	1.2%
	2020	745	39	19.32 to 19.32	(0.8%) to (0.8%)	1.4%
	2019	734	38	19.48 to 19.48	21.5% to 21.5%	0.7%
	2018	954	60	16.03 to 16.03	(16.0%) to (16.0%)	1.7%
Fidelity® VIP Balanced Portfolio—Initial Class	2022	$765	60	$12.76 to $12.76	(17.9%) to (17.9%)	1.3%
	2021	592	38	15.55 to 15.55	18.3% to 18.3%	1.1%
	2020	25	2	13.15 to 13.15	31.5% to 31.5%	1.5%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Bond Index Portfolio—Initial Class	2022	$21,670	2,374	$9.13 to $9.13	(13.2%) to (13.2%)	1.7%
	2021	22,675	2,157	10.51 to 10.51	(2.0%) to (2.0%)	1.0%
	2020	5,449	508	10.72 to 10.72	7.2% to 7.2%	6.8%
Fidelity® VIP ContrafundSM Portfolio—Initial Class	2022	$13,477	256	$52.11 to $67.94	(26.5%) to (26.3%)	0.5%
	2021	18,363	256	70.71 to 92.48	27.5% to 27.8%	0.1%
	2020	16,746	299	55.32 to 72.56	30.2% to 30.6%	0.3%
	2019	14,587	341	42.37 to 55.74	31.2% to 31.6%	0.4%
	2018	12,625	383	32.20 to 42.49	(6.7%) to (6.4%)	0.7%
Fidelity® VIP Emerging Markets Portfolio—Initial Class	2022	$2,278	206	$10.93 to $11.06	(20.3%) to (20.1%)	1.8%
	2021	2,944	213	13.71 to 13.84	(2.5%) to (2.2%)	2.3%
	2020	2,073	147	14.06 to 14.16	30.9% to 31.3%	0.8%
	2019	924	86	10.74 to 10.79	29.1% to 29.5%	2.8%
	2018	65	8	8.33 to 8.33	(16.7%) to (16.7%)	0.9%
Fidelity® VIP Equity-Income PortfolioSM—Initial Class	2022	$1,705	45	$37.58 to $44.55	(5.2%) to (5.0%)	2.0%
	2021	1,769	45	39.54 to 46.99	24.5% to 24.9%	1.9%
	2020	1,393	44	31.66 to 37.72	6.4% to 6.7%	1.8%
	2019	1,289	43	29.67 to 35.44	27.1% to 27.4%	2.1%
	2018	950	41	23.28 to 27.88	(8.6%) to (8.3%)	1.5%
Fidelity® VIP Extended Market Index Portfolio—Initial Class	2022	$2,766	239	$11.55 to $11.55	(18.1%) to (18.1%)	1.5%
	2021	3,159	224	14.11 to 14.11	21.2% to 21.2%	1.2%
	2020	2,982	256	11.64 to 11.64	16.4% to 16.4%	0.2%
Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class	2022	$574	25	$22.74 to $22.74	(13.5%) to (13.5%)	2.1%
	2021	755	29	26.29 to 26.29	5.9% to 5.9%	0.9%
	2020	1,409	57	24.83 to 24.83	12.5% to 12.5%	0.8%
	2019	1,886	85	22.07 to 22.07	16.1% to 16.1%	1.5%
	2018	2,382	125	19.01 to 19.01	(4.0%) to (4.0%)	1.5%
Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class	2022	$14,027	565	$21.28 to $24.83	(15.9%) to (15.7%)	2.2%
	2021	17,142	583	25.31 to 29.45	9.2% to 9.5%	1.1%
	2020	13,756	512	23.18 to 26.90	14.8% to 15.1%	1.2%
	2019	15,046	644	20.19 to 23.38	19.8% to 20.1%	2.1%
	2018	12,399	638	16.85 to 19.46	(6.1%) to (5.9%)	1.5%
Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class	2022	$18,843	699	$26.97 to $26.97	(16.9%) to (16.9%)	1.9%
	2021	20,773	640	32.44 to 32.44	12.4% to 12.4%	1.1%
	2020	16,510	572	28.87 to 28.87	16.9% to 16.9%	1.2%
	2019	14,221	576	24.70 to 24.70	24.4% to 24.4%	2.1%
	2018	8,994	453	19.85 to 19.85	(7.8%) to (7.8%)	1.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class	2022	$9,095	294	$30.90 to $30.90	(18.3%) to (18.3%)	1.7%
	2021	9,478	251	37.80 to 37.80	17.8% to 17.8%	0.9%
	2020	7,823	244	32.08 to 32.08	19.3% to 19.3%	1.0%
	2019	6,841	254	26.90 to 26.90	28.5% to 28.5%	1.9%
	2018	4,899	234	20.93 to 20.93	(9.9%) to (9.9%)	1.3%
Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class	2022	$5	1	$9.52 to $9.52	(4.8%) to (4.8%)	1.2%
Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class	2022	$2,271	151	$14.99 to $14.99	(18.2%) to (18.2%)	1.8%
	2021	2,227	122	18.33 to 18.33	17.8% to 17.8%	1.1%
	2020	1,021	66	15.56 to 15.56	19.3% to 19.3%	1.1%
	2019	366	28	13.04 to 13.04	28.5% to 28.5%	3.0%
	2018	17	2	10.15 to 10.15	(9.9%) to (9.9%)	1.4%
Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class	2022	$2	—	$9.52 to $9.52	(4.8%) to (4.8%)	1.4%
Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class	2022	$4	—	$9.53 to $9.53	(4.7%) to (4.7%)	1.8%
Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class	2022	$19	2	$9.53 to $9.53	(4.7%) to (4.7%)	1.7%
Fidelity® VIP Government Money Market Portfolio—Initial Class	2022	$49,385	4,605	$10.72 to $10.72	1.4% to 1.4%	1.5%
	2021	40,445	3,826	10.57 to 10.57	0.0% to 0.0%	0.0%
	2020	539,864	52,415	10.27 to 10.57	0.1% to 0.3%	0.3%
	2019	729,904	70,998	10.26 to 10.54	1.8% to 2.0%	2.0%
	2018	534,224	52,896	10.08 to 10.33	1.4% to 1.7%	1.7%
Fidelity® VIP Growth Opportunities Portfolio—Initial Class	2022	$1,622	141	$11.49 to $11.49	(38.1%) to (38.1%)	0.0%
	2021	2,076	112	18.58 to 18.58	11.9% to 11.9%	0.0%
	2020	1,327	80	16.59 to 16.59	65.9% to 65.9%	0.0%
Fidelity® VIP Growth Portfolio—Initial Class	2022	$2,784	51	$54.76 to $54.80	(24.6%) to (24.5%)	0.6%
	2021	3,974	55	72.49 to 72.72	22.9% to 23.2%	0.0%
	2020	3,623	62	58.84 to 59.17	43.5% to 43.9%	0.1%
	2019	3,499	86	40.89 to 41.22	34.0% to 34.3%	0.3%
	2018	2,328	76	30.44 to 30.77	(0.4%) to (0.2%)	0.2%
Fidelity® VIP Health Care Portfolio—Initial Class	2022	$526	44	$11.89 to $11.89	(12.4%) to (12.4%)	0.0%
	2021	396	29	13.57 to 13.57	11.7% to 11.7%	0.1%
	2020	190	16	12.15 to 12.15	21.5% to 21.5%	0.8%
Fidelity® VIP Index 500 Portfolio—Initial Class	2022	$246,353	5,100	$48.24 to $57.14	(18.4%) to (18.2%)	1.5%
	2021	290,444	4,917	58.99 to 70.04	28.3% to 28.6%	1.3%
	2020	220,133	4,790	45.88 to 54.61	17.9% to 18.2%	1.8%
	2019	209,155	5,381	38.80 to 46.30	31.0% to 31.4%	2.0%
	2018	154,866	5,244	29.54 to 35.34	(4.7%) to (4.5%)	1.9%
Fidelity® VIP International Capital Appreciation Portfolio— Initial Class	2022	$2,527	252	$10.03 to $10.03	(26.4%) to (26.4%)	0.3%
	2021	3,702	272	13.62 to 13.62	12.3% to 12.3%	0.0%
	2020	3,035	250	12.12 to 12.12	21.2% to 21.2%	0.6%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP International Index Portfolio—Initial Class	2022	$18,323	1,846	$9.92 to $9.92	(16.0%) to (16.0%)	2.2%
	2021	22,923	1,940	11.82 to 11.82	7.7% to 7.7%	2.6%
	2020	264	24	10.97 to 10.97	9.7% to 9.7%	2.3%
Fidelity® VIP Investment Grade Bond Portfolio—Initial Class	2022	$40,339	2,186	$18.40 to $20.17	(13.2%) to (13.0%)	2.5%
	2021	42,109	1,985	21.14 to 23.23	(0.9%) to (0.6%)	2.3%
	2020	33,060	1,548	21.27 to 23.43	9.1% to 9.4%	2.3%
	2019	21,984	1,123	19.44 to 21.47	9.4% to 9.7%	2.8%
	2018	18,546	1,039	17.73 to 19.63	(0.8%) to (0.5%)	2.5%
Fidelity® VIP Mid Cap Portfolio—Initial Class	2022	$8,532	164	$51.83 to $63.61	(15.0%) to (14.7%)	0.5%
	2021	10,488	172	60.80 to 74.80	25.3% to 25.6%	0.5%
	2020	11,055	228	48.40 to 59.70	17.9% to 18.2%	0.7%
	2019	10,555	257	40.96 to 50.64	23.1% to 23.4%	0.8%
	2018	11,825	349	33.18 to 41.12	(14.8%) to (14.5%)	0.6%
Fidelity® VIP Overseas Portfolio—Initial Class	2022	$5,086	210	$24.26 to $24.26	(24.5%) to (24.5%)	1.1%
	2021	6,955	217	32.12 to 32.12	19.7% to 19.7%	0.5%
	2020	10,956	408	26.83 to 26.83	15.6% to 15.6%	0.4%
	2019	11,240	484	23.21 to 23.21	27.8% to 27.8%	1.7%
	2018	8,992	495	18.17 to 18.17	(14.8%) to (14.8%)	1.6%
Fidelity® VIP Real Estate Portfolio—Initial Class	2022	$11,684	743	$15.73 to $15.73	(27.5%) to (27.5%)	1.5%
	2021	13,772	635	21.71 to 21.71	39.0% to 39.0%	1.2%
	2020	8,227	527	15.62 to 15.62	(6.5%) to (6.5%)	2.0%
	2019	17,343	1,038	16.71 to 16.71	23.2% to 23.2%	1.9%
	2018	12,594	929	13.56 to 13.56	(6.2%) to (6.2%)	2.7%
Fidelity® VIP Strategic Income Portfolio—Initial Class	2022	$297	26	$11.58 to $11.58	(11.3%) to (11.3%)	4.0%
	2021	266	20	13.05 to 13.05	3.7% to 3.7%	3.1%
	2020	171	14	12.58 to 12.58	7.5% to 7.5%	3.1%
	2019	163	14	11.70 to 11.70	10.9% to 10.9%	3.9%
	2018	102	10	10.55 to 10.55	(2.6%) to (2.6%)	4.3%
Fidelity® VIP Technology Portfolio—Initial Class	2022	$965	72	$13.31 to $13.31	(35.9%) to (35.9%)	0.0%
	2021	1,322	64	20.75 to 20.75	28.2% to 28.2%	0.0%
	2020	756	47	16.19 to 16.19	61.9% to 61.9%	0.0%
Fidelity® VIP Total Market Index Portfolio—Initial Class	2022	$165	14	$12.12 to $12.12	(19.2%) to (19.2%)	1.7%
	2021	108	7	15.01 to 15.01	25.7% to 25.7%	1.2%
	2020	12	1	11.94 to 11.94	19.4% to 19.4%	1.9%
Fidelity® VIP Value Portfolio—Initial Class	2022	$1,442	79	$18.11 to $18.46	(4.4%) to (4.1%)	1.3%
	2021	1,618	85	18.93 to 19.25	29.8% to 30.2%	1.7%
	2020	1,279	87	14.58 to 14.79	6.0% to 6.3%	1.5%
	2019	1,311	95	13.76 to 13.92	31.8% to 32.1%	3.4%
	2018	368	35	10.53 to 10.53	(13.8%) to (13.8%)	1.1%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Fidelity® VIP Value Strategies Portfolio—Service Class 2	2022	$24	1	$42.92 to $42.92	(7.3%) to (7.3%)	0.3%
	2021	81	2	46.33 to 46.33	33.3% to 33.3%	1.0%
	2020	93	3	34.74 to 34.74	8.0% to 8.0%	1.0%
	2019	360	11	32.16 to 32.16	34.1% to 34.1%	1.5%
	2018	288	12	23.98 to 23.98	(17.5%) to (17.5%)	0.7%
Invesco V.I. Capital Appreciation Fund—Series I Shares	2022	$53	2	$31.13 to $31.13	(30.8%) to (30.8%)	0.0%
	2021	80	2	44.98 to 44.98	22.6% to 22.6%	0.0%
	2020	67	2	36.70 to 36.70	36.6% to 36.6%	0.0%
	2019	330	12	26.87 to 26.87	36.2% to 36.2%	0.1%
	2018	271	14	19.73 to 19.73	(5.7%) to (5.7%)	0.3%
Invesco V.I. Core Bond Fund—Series I Shares	2022	$—	—	$—	—	—
	2021	1	—	14.90 to 14.90	(1.6%) to (1.6%)	2.1%
	2020	1	—	15.15 to 15.15	9.7% to 9.7%	3.1%
	2019	1	—	13.81 to 13.81	9.5% to 9.5%	3.3%
	2018	1	—	12.61 to 12.61	(1.0%) to (1.0%)	3.4%
Invesco V.I. Core Plus Bond Fund—Series I Shares	2022	$185	20	$9.29 to $9.29	(14.5%) to (14.5%)	0.6%
	2021	201	18	10.87 to 10.87	(0.7%) to (0.7%)	4.5%
	2020	9	1	10.94 to 10.94	9.4% to 9.4%	2.2%
Invesco V.I. EQV International Equity Fund—Series I Shares	2022	$11,118	546	$20.38 to $20.38	(18.3%) to (18.3%)	1.8%
	2021	12,930	518	24.95 to 24.95	5.9% to 5.9%	1.3%
	2020	11,759	499	23.56 to 23.56	14.0% to 14.0%	2.2%
	2019	15,853	767	20.67 to 20.67	28.6% to 28.6%	1.7%
	2018	12,164	757	16.08 to 16.08	(15.0%) to (15.0%)	2.0%
Invesco V.I. Global Real Estate Fund—Series I Shares	2022	$2,522	166	$13.14 to $15.32	(25.1%) to (24.9%)	3.0%
	2021	2,914	144	17.56 to 20.41	25.4% to 25.7%	2.7%
	2020	2,487	155	14.00 to 16.23	(12.5%) to (12.3%)	4.6%
	2019	3,719	202	16.01 to 18.52	22.7% to 23.0%	4.5%
	2018	3,179	213	13.05 to 15.05	(6.4%) to (6.2%)	3.8%
Invesco V.I. Main Street Mid Cap Fund®—Series I Shares	2022	$221	9	$24.37 to $24.37	(14.3%) to (14.3%)	0.4%
	2021	268	9	28.43 to 28.43	23.2% to 23.2%	0.5%
	2020	224	10	23.06 to 23.06	9.2% to 9.2%	0.4%
	2019	869	41	21.11 to 21.11	25.3% to 25.3%	0.5%
	2018	767	46	16.85 to 16.85	(11.4%) to (11.4%)	0.5%
Janus Henderson Enterprise Portfolio—Institutional Shares	2022	$19,586	270	$72.65 to $72.65	(15.9%) to (15.9%)	0.2%
	2021	23,549	272	86.43 to 86.43	16.8% to 16.8%	0.3%
	2020	14,334	194	73.98 to 73.98	19.5% to 19.5%	0.1%
	2019	14,114	228	61.92 to 61.92	35.5% to 35.5%	0.2%
	2018	9,819	215	45.70 to 45.70	(0.4%) to (0.4%)	0.2%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Janus Henderson Flexible Bond Portfolio—Institutional Shares	2022	$715	66	$10.88 to $10.88	(13.7%) to (13.7%)	2.5%
	2021	841	67	12.60 to 12.60	(0.9%) to (0.9%)	2.0%
	2020	890	70	12.71 to 12.71	10.5% to 10.5%	2.8%
	2019	2,386	207	11.50 to 11.50	9.6% to 9.6%	3.3%
	2018	2,166	206	10.50 to 10.50	(1.0%) to (1.0%)	3.1%
Janus Henderson Forty Portfolio—Institutional Shares	2022	$3,688	70	$52.62 to $52.62	(33.6%) to (33.6%)	0.2%
	2021	6,067	77	79.19 to 79.19	22.9% to 22.9%	0.0%
	2020	5,452	85	64.44 to 64.44	39.4% to 39.4%	0.3%
	2019	5,167	112	46.22 to 46.22	37.2% to 37.2%	0.1%
	2018	4,117	122	33.70 to 33.70	2.0% to 2.0%	0.0%
Janus Henderson Global Research Portfolio—Institutional Shares	2022	$472	16	$29.31 to $30.52	(19.7%) to (19.4%)	1.0%
	2021	631	17	36.37 to 37.98	17.7% to 18.1%	0.5%
	2020	794	26	30.80 to 32.26	19.7% to 20.1%	0.7%
	2019	695	27	25.65 to 26.95	28.7% to 29.0%	1.0%
	2018	558	28	19.88 to 20.95	(7.1%) to (6.9%)	1.1%
Lazard Retirement International Equity Portfolio—Service Shares	2022	$340	19	$15.22 to $18.91	(15.2%) to (15.0%)	3.6%
	2021	460	22	17.95 to 22.25	5.6% to 5.8%	0.8%
	2020	1,465	71	17.00 to 21.03	8.0% to 8.2%	1.8%
	2019	2,413	125	15.75 to 19.43	20.7% to 21.0%	0.3%
	2018	1,626	103	13.05 to 16.05	(14.1%) to (13.9%)	1.6%
Lord Abbett Series Fund Developing Growth Portfolio—Class VC	2022	$108	6	$17.35 to $17.35	(36.0%) to (36.0%)	0.0%
	2021	208	8	27.10 to 27.10	(2.7%) to (2.7%)	0.0%
	2020	335	12	27.87 to 27.87	72.6% to 72.6%	0.0%
	2019	181	11	16.15 to 16.15	31.8% to 31.8%	0.0%
	2018	148	12	12.25 to 12.25	4.9% to 4.9%	0.0%
Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC	2022	$947	30	$31.80 to $39.17	(11.4%) to (11.2%)	0.8%
	2021	1,109	31	35.81 to 44.22	28.4% to 28.7%	0.6%
	2020	883	32	27.83 to 34.45	2.2% to 2.5%	0.9%
	2019	1,438	53	27.15 to 33.69	22.3% to 22.6%	0.8%
	2018	1,875	85	22.14 to 27.54	(15.3%) to (15.0%)	0.7%
LVIP Baron Growth Opportunities Fund—Service Class	2022	$4,944	110	$33.59 to $45.60	(26.0%) to (25.8%)	0.0%
	2021	7,004	115	45.40 to 61.48	18.4% to 18.7%	0.0%
	2020	8,570	167	38.33 to 51.79	33.7% to 34.1%	0.0%
	2019	9,183	239	28.66 to 38.62	36.0% to 36.4%	0.0%
	2018	8,576	304	21.07 to 28.32	(4.2%) to (3.9%)	0.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
LVIP Baron Growth Opportunities Fund—Standard Class	2022	$62	5	$11.77 to $11.77	(25.6%) to (25.6%)	0.0%
	2021	59	4	15.84 to 15.84	19.0% to 19.0%	0.0%
	2020	25	2	13.31 to 13.31	33.1% to 33.1%	0.0%
LVIP Delaware Limited-Term Diversified Income Fund—Standard Class	2022	$23	2	$9.55 to $9.55	(4.1%) to (4.1%)	3.7%
	2021	11	1	9.96 to 9.96	(0.4%) to (0.4%)	4.5%
LVIP Delaware Value Fund—Standard Class	2022	$—	—	$—	—	—
	2021	—	—	12.25 to 12.25	22.4% to 22.4%	5.5%
LVIP Mondrian International Value Fund—Standard Class	2022	$257	22	$11.51 to $11.51	(10.8%) to (10.8%)	2.9%
	2021	272	21	12.89 to 12.89	11.3% to 11.3%	4.4%
	2020	77	7	11.59 to 11.59	(5.0%) to (5.0%)	2.5%
	2019	80	7	12.20 to 12.20	18.2% to 18.2%	4.3%
	2018	21	2	10.31 to 10.31	(11.5%) to (11.5%)	3.4%
LVIP SSgA Bond Index Fund—Standard Class	2022	$12,731	1,157	$11.01 to $11.01	(13.4%) to (13.4%)	2.1%
	2021	14,783	1,162	12.72 to 12.72	(2.0%) to (2.0%)	1.9%
	2020	31,890	2,458	12.97 to 12.97	7.5% to 7.5%	2.2%
	2019	26,992	2,236	12.07 to 12.07	8.2% to 8.2%	2.7%
	2018	25,957	2,328	11.15 to 11.15	(0.3%) to (0.3%)	3.0%
LVIP SSgA Developed International 150 Fund—Standard Class	2022	$3,489	205	$17.03 to $17.03	(7.0%) to (7.0%)	7.7%
	2021	3,947	216	18.31 to 18.31	13.2% to 13.2%	4.4%
	2020	3,564	220	16.18 to 16.18	(4.1%) to (4.1%)	2.5%
	2019	5,020	297	16.87 to 16.87	15.4% to 15.4%	4.3%
	2018	4,315	295	14.62 to 14.62	(15.2%) to (15.2%)	3.6%
LVIP SSgA Emerging Markets 100 Fund—Standard Class	2022	$2,372	226	$10.51 to $10.51	(11.8%) to (11.8%)	10.1%
	2021	2,855	239	11.92 to 11.92	8.8% to 8.8%	5.5%
	2020	5,269	481	10.96 to 10.96	2.7% to 2.7%	3.7%
	2019	4,794	449	10.68 to 10.68	7.6% to 7.6%	3.9%
	2018	4,335	437	9.92 to 9.92	(12.3%) to (12.3%)	4.4%
LVIP SSgA Emerging Markets Equity Index Fund—Standard Class	2022	$273	31	$8.79 to $8.79	(21.2%) to (21.2%)	3.1%
	2021	326	29	11.16 to 11.16	(3.3%) to (3.3%)	3.8%
	2020	29	3	11.54 to 11.54	15.4% to 15.4%	1.8%
LVIP SSgA International Index Fund—Standard Class	2022	$16,107	973	$16.55 to $16.55	(14.3%) to (14.3%)	4.5%
	2021	17,694	916	19.32 to 19.32	11.1% to 11.1%	2.8%
	2020	31,463	1809	17.40 to 17.40	7.8% to 7.8%	2.5%
	2019	28,871	1790	16.13 to 16.13	21.6% to 21.6%	2.7%
	2018	23,048	1,737	13.27 to 13.27	(13.7%) to (13.7%)	2.6%
MFS® Global Growth Portfolio—Initial Class	2022	$55	4	$13.14 to $13.14	(19.1%) to (19.1%)	0.2%
	2021	49	3	16.24 to 16.24	18.5% to 18.5%	0.1%
	2020	26	2	13.71 to 13.71	37.1% to 37.1%	0.4%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MFS® Global Real Estate Portfolio—Initial Class	2022	$2,429	166	$14.64 to $14.64	(26.9%) to (26.9%)	1.6%
	2021	3,477	174	20.04 to 20.04	30.1% to 30.1%	1.6%
	2020	1,017	66	15.40 to 15.40	1.5% to 1.5%	8.7%
	2019	40	3	15.17 to 15.17	26.9% to 26.9%	3.2%
	2018	44	4	11.96 to 11.96	(3.0%) to (3.0%)	4.8%
MFS® Global Tactical Allocation Portfolio—Initial Class	2022	$2,314	137	$16.90 to $16.90	(7.2%) to (7.2%)	2.2%
	2021	2,529	139	18.21 to 18.21	2.8% to 2.8%	1.0%
	2020	2,491	141	17.72 to 17.72	6.2% to 6.2%	1.8%
	2019	2,426	145	16.68 to 16.68	14.6% to 14.6%	2.8%
	2018	2,316	159	14.56 to 14.56	(4.5%) to (4.5%)	0.8%
MFS® International Growth Portfolio—Initial Class	2022	$1,155	108	$10.68 to $10.68	(15.0%) to (15.0%)	0.6%
	2021	1,261	100	12.56 to 12.56	9.3% to 9.3%	0.6%
	2020	1,053	92	11.50 to 11.50	15.0% to 15.0%	2.4%
MFS® International Intrinsic Value Portfolio—Initial Class	2022	$20,775	828	$25.08 to $25.08	(23.6%) to (23.6%)	0.8%
	2021	30,208	921	32.81 to 32.81	10.6% to 10.6%	0.3%
	2020	23,304	785	29.67 to 29.67	20.5% to 20.5%	1.0%
	2019	23,660	961	24.62 to 24.62	25.9% to 25.9%	1.8%
	2018	19,758	1,011	19.55 to 19.55	(9.5%) to (9.5%)	1.1%
MFS® Investors Trust Series—Initial Class	2022	$121	2	$53.43 to $53.43	(16.7%) to (16.7%)	0.7%
	2021	149	2	64.14 to 64.14	26.5% to 26.5%	0.6%
	2020	120	2	50.70 to 50.70	13.6% to 13.6%	0.6%
	2019	107	2	44.64 to 44.64	31.3% to 31.3%	0.7%
	2018	83	2	34.01 to 34.01	(5.7%) to (5.7%)	0.6%
MFS® Mid Cap Growth Series—Initial Class	2022	$426	36	$11.98 to $11.98	(28.7%) to (28.7%)	0.0%
	2021	532	32	16.81 to 16.81	14.1% to 14.1%	0.0%
	2020	130	9	14.73 to 14.73	47.3% to 47.3%	0.0%
MFS® Mid Cap Value Portfolio—Initial Class	2022	$6,768	391	$17.32 to $17.32	(8.8%) to (8.8%)	1.0%
	2021	5,285	278	18.99 to 18.99	31.0% to 31.0%	0.7%
	2020	3,864	267	14.49 to 14.49	3.9% to 3.9%	1.3%
	2019	1,787	128	13.95 to 13.95	31.1% to 31.1%	1.4%
	2018	940	88	10.64 to 10.64	(11.4%) to (11.4%)	0.9%
MFS® New Discovery Series—Initial Class	2022	$5	—	$46.18 to $46.18	(29.8%) to (29.8%)	0.0%
	2021	7	—	65.74 to 65.74	1.8% to 1.8%	0.0%
	2020	7	—	64.58 to 64.58	45.9% to 45.9%	0.0%
	2019	6	—	44.27 to 44.27	41.7% to 41.7%	0.0%
	2018	4	—	31.24 to 31.24	(1.5%) to (1.5%)	0.0%
MFS® New Discovery Value Portfolio—Initial Class	2022	$3,652	293	$12.46 to $12.46	(11.0%) to (11.0%)	0.6%
	2021	3,819	273	14.00 to 14.00	34.1% to 34.1%	0.8%
	2020	2,738	262	10.44 to 10.44	4.4% to 4.4%	0.3%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
MFS® Research International Portfolio—Initial Class	2022	$7	1	$9.75 to $9.75	(2.5%) to (2.5%)	0.0%
MFS® Value Series—Initial Class	2022	$81,579	1,852	$33.72 to $44.07	(6.1%) to (5.9%)	1.4%
	2021	82,370	1,760	35.92 to 46.84	25.1% to 25.5%	1.4%
	2020	67,924	1,820	28.71 to 37.34	3.2% to 3.5%	1.6%
	2019	61,328	1,701	27.81 to 36.08	29.5% to 29.8%	2.1%
	2018	49,718	1,790	21.48 to 27.80	(10.3%) to (10.1%)	1.7%
Morgan Stanley VIF Emerging Markets Debt Portfolio— Class I	2022	$620	28	$22.15 to $22.15	(18.7%) to (18.7%)	7.5%
	2021	840	31	27.25 to 27.25	(2.0%) to (2.0%)	4.9%
	2020	3,117	112	27.82 to 27.82	5.5% to 5.5%	4.2%
	2019	4,406	167	26.35 to 26.35	14.3% to 14.3%	6.5%
	2018	5,147	223	23.07 to 23.07	(6.9%) to (6.9%)	5.0%
Morgan Stanley VIF Global Infrastructure Portfolio—Class I	2022	$724	46	$15.58 to $15.58	(8.0%) to (8.0%)	3.1%
	2021	428	25	16.93 to 16.93	14.3% to 14.3%	2.5%
	2020	342	23	14.82 to 14.82	(1.2%) to (1.2%)	1.6%
	2019	341	23	14.99 to 14.99	28.3% to 28.3%	2.7%
	2018	261	22	11.68 to 11.68	(7.9%) to (7.9%)	3.0%
Morgan Stanley VIF U.S. Real Estate Portfolio—Class I	2022	$866	27	$32.29 to $38.04	(27.2%) to (27.1%)	1.4%
	2021	1,471	33	44.27 to 52.28	39.5% to 39.8%	2.0%
	2020	4,181	132	31.67 to 37.49	(17.1%) to (16.9%)	2.9%
	2019	5,506	144	38.08 to 45.20	18.6% to 18.9%	1.9%
	2018	4,752	148	32.02 to 38.10	(7.9%) to (7.7%)	2.7%
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio— Class I	2022	$64	4	$14.92 to $14.92	(9.8%) to (9.8%)	0.6%
	2021	72	4	16.53 to 16.53	32.8% to 32.8%	0.6%
	2020	55	4	12.45 to 12.45	(2.6%) to (2.6%)	1.0%
	2019	89	7	12.78 to 12.78	16.7% to 16.7%	0.7%
	2018	75	7	10.95 to 10.95	(15.3%) to (15.3%)	0.7%
Neuberger Berman AMT Sustainable Equity Portfolio—Class I	2022	$247	19	$13.17 to $13.17	(18.5%) to (18.5%)	0.4%
	2021	309	19	16.15 to 16.15	23.5% to 23.5%	0.4%
	2020	260	20	13.08 to 13.08	19.6% to 19.6%	0.5%
	2019	705	64	10.94 to 10.94	9.4% to 9.4%	0.6%
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	2022	$1,385	138	$10.04 to $10.04	(15.6%) to (15.6%)	5.0%
	2021	2,097	176	11.89 to 11.89	(2.4%) to (2.4%)	4.7%
	2020	3,208	263	12.19 to 12.19	6.9% to 6.9%	4.7%
	2019	2,356	207	11.40 to 11.40	15.0% to 15.0%	4.5%
	2018	1,979	200	9.92 to 9.92	(4.6%) to (4.6%)	4.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class	2022	$3,955	281	$14.09 to $14.09	(11.0%) to (11.0%)	1.5%
	2021	4,499	284	15.83 to 15.83	(4.2%) to (4.2%)	5.0%
	2020	6,908	418	16.52 to 16.52	10.1% to 10.1%	2.5%
	2019	6,576	439	15.00 to 15.00	6.1% to 6.1%	2.4%
	2018	6,148	435	14.13 to 14.13	(4.2%) to (4.2%)	6.7%
PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	2022	$26	3	$9.44 to $9.44	(10.9%) to (10.9%)	1.6%
	2021	22	2	10.59 to 10.59	(4.0%) to (4.0%)	4.9%
	2020	9	1	11.04 to 11.04	10.4% to 10.4%	1.6%
PIMCO VIT High Yield Portfolio—Administrative Class	2022	$2,180	119	$18.30 to $18.30	(10.3%) to (10.3%)	5.0%
	2021	1,857	91	20.40 to 20.40	3.6% to 3.6%	4.5%
	2020	2,571	131	19.69 to 19.69	5.7% to 5.7%	4.9%
	2019	2,682	144	18.62 to 18.62	14.7% to 14.7%	5.0%
	2018	2,767	171	16.23 to 16.23	(2.7%) to (2.7%)	5.1%
PIMCO VIT High Yield Portfolio—Institutional Class	2022	$74	7	$9.86 to $9.86	(10.1%) to (10.1%)	5.1%
	2021	37	3	10.98 to 10.98	3.8% to 3.8%	4.6%
	2020	8	1	10.58 to 10.58	5.8% to 5.8%	3.9%
PIMCO VIT Income Portfolio—Institutional Class	2022	$68	7	$10.06 to $10.06	(7.6%) to (7.6%)	3.9%
	2021	55	5	10.90 to 10.90	2.1% to 2.1%	2.9%
	2020	22	2	10.67 to 10.67	6.7% to 6.7%	1.1%
PIMCO VIT International Bond Portfolio (U.S. Dollar- Hedged)—Institutional Class	2022	$70	7	$9.34 to $9.34	(10.0%) to (10.0%)	1.7%
	2021	61	6	10.38 to 10.38	(1.8%) to (1.8%)	1.9%
	2020	9	1	10.57 to 10.57	5.7% to 5.7%	0.1%
PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class	2022	$16,018	783	$20.46 to $20.46	(28.9%) to (28.9%)	2.0%
	2021	19,266	670	28.77 to 28.77	(4.8%) to (4.8%)	1.6%
	2020	20,579	681	30.21 to 30.21	17.4% to 17.4%	1.5%
	2019	899	35	25.74 to 25.74	13.3% to 13.3%	2.0%
	2018	810	36	22.71 to 22.71	(2.4%) to (2.4%)	2.4%
PIMCO VIT Long-Term U.S. Government Portfolio— Institutional Class	2022	$23	3	$7.91 to $7.91	(28.8%) to (28.8%)	2.2%
	2021	19	2	11.10 to 11.10	(4.6%) to (4.6%)	1.6%
	2020	3	—	11.64 to 11.64	16.4% to 16.4%	0.7%
PIMCO VIT Low Duration Portfolio—Administrative Class	2022	$10,958	731	$15.00 to $15.00	(5.7%) to (5.7%)	1.7%
	2021	12,397	779	15.92 to 15.92	(0.9%) to (0.9%)	0.5%
	2020	12,280	765	16.07 to 16.07	3.0% to 3.0%	1.1%
	2019	7,143	458	15.60 to 15.60	4.0% to 4.0%	2.8%
	2018	7,979	532	14.99 to 14.99	0.3% to 0.3%	1.9%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
PIMCO VIT Low Duration Portfolio—Institutional Class	2022	$185	19	$9.66 to $9.66	(5.6%) to (5.6%)	2.1%
	2021	39	4	10.23 to 10.23	(0.8%) to (0.8%)	0.7%
	2020	82	8	10.31 to 10.31	3.1% to 3.1%	0.8%
PIMCO VIT Real Return Portfolio—Administrative Class	2022	$9,585	523	$18.24 to $18.24	(11.9%) to (11.9%)	7.0%
	2021	11,315	544	20.70 to 20.70	5.6% to 5.6%	4.9%
	2020	11,259	572	19.61 to 19.61	11.7% to 11.7%	1.4%
	2019	12,897	733	17.55 to 17.55	8.4% to 8.4%	1.6%
	2018	12,277	756	16.18 to 16.18	(2.2%) to (2.2%)	2.5%
PIMCO VIT Real Return Portfolio—Institutional Class	2022	$58	6	$10.38 to $10.38	(11.8%) to (11.8%)	6.6%
	2021	41	4	11.76 to 11.76	5.7% to 5.7%	4.6%
	2020	15	1	11.13 to 11.13	11.3% to 11.3%	1.0%
PIMCO VIT Total Return Portfolio—Administrative Class	2022	$18,991	988	$19.27 to $19.27	(14.3%) to (14.3%)	2.6%
	2021	26,216	1,169	22.48 to 22.48	(1.3%) to (1.3%)	1.8%
	2020	42,071	1,850	22.77 to 22.77	8.6% to 8.6%	2.1%
	2019	38,635	1,846	20.96 to 20.96	8.4% to 8.4%	3.0%
	2018	33,258	1,722	19.34 to 19.34	(0.5%) to (0.5%)	2.5%
PIMCO VIT Total Return Portfolio—Institutional Class	2022	$141	15	$9.21 to $9.21	(14.2%) to (14.2%)	2.8%
	2021	166	16	10.73 to 10.73	(1.1%) to (1.1%)	1.9%
	2020	41	4	10.85 to 10.85	8.5% to 8.5%	1.5%
Schwab® S&P 500 Index Portfolio	2022	$922	98	$9.40 to $9.40	(18.1%) to (18.1%)	1.1%
	2021	319	28	11.48 to 11.48	14.8% to 14.8%	0.5%
T. Rowe Price All-Cap Opportunities Portfolio	2022	$4,910	72	$68.01 to $68.01	(21.5%) to (21.5%)	0.0%
	2021	6,678	77	86.65 to 86.65	20.8% to 20.8%	0.0%
	2020	6,921	96	71.74 to 71.74	44.4% to 44.4%	0.0%
	2019	11,514	232	49.69 to 49.69	34.9% to 34.9%	0.4%
	2018	10,798	293	36.82 to 36.82	1.2% to 1.2%	0.2%
T. Rowe Price Blue Chip Growth Portfolio	2022	$69,078	1,395	$49.51 to $49.51	(38.5%) to (38.5%)	0.0%
	2021	116,247	1,444	80.51 to 80.51	17.6% to 17.6%	0.0%
	2020	114,286	1,670	68.45 to 68.45	34.3% to 34.3%	0.0%
	2019	70,548	1,384	50.97 to 50.97	29.9% to 29.9%	0.0%
	2018	55,474	1,414	39.24 to 39.24	1.9% to 1.9%	0.0%
T. Rowe Price Equity Index 500 Portfolio	2022	$1,477	36	$38.38 to $42.87	(18.6%) to (18.4%)	1.2%
	2021	2,116	42	47.17 to 52.56	27.9% to 28.2%	1.0%
	2020	1,877	47	36.88 to 41.00	17.7% to 18.0%	1.6%
	2019	1,990	59	31.33 to 34.74	30.7% to 31.0%	1.8%
	2018	1,331	52	23.97 to 26.51	(5.1%) to (4.8%)	1.7%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
T. Rowe Price International Stock Portfolio	2022	$3,051	122	$24.25 to $25.15	(16.0%) to (15.8%)	0.8%
	2021	3,825	129	28.88 to 29.87	1.1% to 1.3%	0.6%
	2020	3,532	120	28.57 to 29.48	14.2% to 14.4%	0.5%
	2019	3,709	144	25.03 to 25.76	27.5% to 27.8%	1.8%
	2018	5,214	260	19.64 to 20.16	(14.4%) to (14.2%)	1.4%
T. Rowe Price Limited-Term Bond Portfolio	2022	$903	62	$14.51 to $14.69	(4.8%) to (4.5%)	1.9%
	2021	1,154	76	15.20 to 15.42	(0.1%) to 0.1%	1.4%
	2020	1,946	128	15.18 to 15.44	4.4% to 4.7%	2.2%
	2019	6,112	421	14.50 to 14.78	4.1% to 4.4%	2.3%
	2018	1,816	131	13.89 to 13.89	1.2% to 1.2%	2.0%
T. Rowe Price Moderate Allocation Portfolio	2022	$2,070	67	$30.70 to $30.70	(18.3%) to (18.3%)	1.6%
	2021	2,755	73	37.58 to 37.58	10.1% to 10.1%	0.9%
	2020	3,954	116	34.15 to 34.15	14.5% to 14.5%	1.3%
	2019	4,712	158	29.81 to 29.81	19.8% to 19.8%	2.0%
	2018	4,310	173	24.88 to 24.88	(5.1%) to (5.1%)	1.8%
Thrivent Aggressive Allocation Portfolio	2022	$6	1	$11.46 to $11.46	(17.9%) to (17.9%)	0.5%
	2021	4	—	13.96 to 13.96	20.2% to 20.2%	0.5%
Thrivent Diversified Income Plus Portfolio	2022	$75	7	$10.02 to $10.02	(12.4%) to (12.4%)	2.4%
	2021	52	5	11.44 to 11.44	6.9% to 6.9%	2.5%
	2020	19	2	10.70 to 10.70	7.0% to 7.0%	0.5%
Thrivent Global Stock Portfolio	2022	$6	1	$11.16 to $11.16	(19.0%) to (19.0%)	0.4%
	2021	4	0	13.77 to 13.77	20.7% to 20.7%	0.0%
Thrivent Large Cap Growth Portfolio	2022	$59	5	$11.73 to $11.73	(33.6%) to (33.6%)	0.0%
	2021	77	4	17.68 to 17.68	23.0% to 23.0%	0.2%
	2020	—	—	14.37 to 14.37	43.7% to 43.7%	0.0%
Thrivent Mid Cap Index Portfolio	2022	$1,554	127	$12.23 to $12.23	(13.2%) to (13.2%)	1.1%
	2021	1,805	128	14.10 to 14.10	24.5% to 24.5%	1.0%
	2020	1	—	11.33 to 11.33	13.3% to 13.3%	0.0%
Thrivent Mid Cap Stock Portfolio	2022	$51	4	$12.82 to $12.82	(18.0%) to (18.0%)	0.3%
	2021	27	2	15.63 to 15.63	28.8% to 28.8%	0.2%
Thrivent Small Cap Index Portfolio	2022	$33,423	2,590	$12.90 to $12.90	(16.3%) to (16.3%)	1.2%
	2021	40,960	2,657	15.42 to 15.42	26.5% to 26.5%	0.0%
	2020	33,038	2,711	12.19 to 12.19	11.1% to 11.1%	1.2%
	2019	26,201	2,389	10.97 to 10.97	22.5% to 22.5%	1.1%
	2018	403	45	8.96 to 8.96	(10.4%) to (10.4%)	0.0%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares	2022	$191	7	$25.87 to $25.87	(15.9%) to (15.9%)	1.2%
	2021	231	8	30.75 to 30.75	19.3% to 19.3%	0.6%
	2020	197	8	25.77 to 25.77	12.7% to 12.7%	1.2%
	2019	204	9	22.87 to 22.87	24.4% to 24.4%	1.1%
	2018	217	12	18.39 to 18.39	(9.9%) to (9.9%)	0.0%
TOPS® Balanced ETF Portfolio—Class 2 Shares	2022	$205	12	$17.45 to $17.45	(11.2%) to (11.2%)	1.5%
	2021	236	12	19.64 to 19.64	9.6% to 9.6%	0.8%
	2020	251	14	17.91 to 17.91	8.4% to 8.4%	1.3%
	2019	335	20	16.53 to 16.53	15.9% to 15.9%	1.8%
	2018	592	42	14.26 to 14.26	(5.6%) to (5.6%)	1.2%
TOPS® Conservative ETF Portfolio—Class 2 Shares	2022	$145	10	$14.94 to $14.94	(8.9%) to (8.9%)	1.8%
	2021	170	10	16.39 to 16.39	6.4% to 6.4%	0.8%
	2020	171	11	15.40 to 15.40	7.0% to 7.0%	1.7%
	2019	174	12	14.39 to 14.39	11.7% to 11.7%	1.6%
	2018	191	15	12.88 to 12.88	(2.7%) to (2.7%)	1.1%
TOPS® Growth ETF Portfolio—Class 2 Shares	2022	$80	3	$23.19 to $23.19	(14.7%) to (14.7%)	1.4%
	2021	96	4	27.18 to 27.18	16.5% to 16.5%	0.8%
	2020	85	4	23.33 to 23.33	11.7% to 11.7%	1.4%
	2019	191	9	20.89 to 20.89	22.1% to 22.1%	1.1%
	2018	308	18	17.12 to 17.12	(8.8%) to (8.8%)	1.3%
TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares	2022	$31	2	$15.82 to $15.82	(13.7%) to (13.7%)	8.3%
	2021	36	2	18.34 to 18.34	12.6% to 12.6%	1.1%
	2020	34	2	16.29 to 16.29	5.2% to 5.2%	2.1%
	2019	39	3	15.48 to 15.48	17.1% to 17.1%	1.1%
	2018	122	9	13.22 to 13.22	(8.7%) to (8.7%)	1.7%
TOPS® Managed Risk Moderate Growth ETF Portfolio— Class 2 Shares	2022	$25	2	$15.83 to $15.83	(13.4%) to (13.4%)	14.7%
	2021	36	2	18.27 to 18.27	11.1% to 11.1%	1.1%
	2020	36	2	16.45 to 16.45	5.9% to 5.9%	2.3%
	2019	82	5	15.53 to 15.53	16.3% to 16.3%	1.6%
	2018	142	11	13.35 to 13.35	(7.2%) to (7.2%)	1.8%
TOPS® Moderate Growth ETF Portfolio— Class 2 Shares	2022	$220	11	$20.27 to $20.27	(12.9%) to (12.9%)	1.5%
	2021	266	11	23.27 to 23.27	12.8% to 12.8%	1.1%
	2020	253	12	20.62 to 20.62	10.6% to 10.6%	1.4%
	2019	432	23	18.65 to 18.65	18.9% to 18.9%	1.5%
	2018	994	63	15.68 to 15.68	(6.9%) to (6.9%)	1.3%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
VanEck VIP Emerging Markets Bond Fund—Initial Class Shares	2022	$358	26	$13.53 to $13.53	(6.9%) to (6.9%)	4.5%
	2021	396	27	14.54 to 14.54	(4.1%) to (4.1%)	5.1%
	2020	422	28	15.15 to 15.15	8.9% to 8.9%	7.3%
	2019	400	29	13.91 to 13.91	12.6% to 12.6%	0.3%
	2018	364	29	12.35 to 12.35	(6.1%) to (6.1%)	7.8%
Victory RS Small Cap Growth Equity VIP Series—Class I Shares	2022	$2,417	256	$9.44 to $9.44	(36.4%) to (36.4%)	0.0%
	2021	3,061	206	14.83 to 14.83	(10.4%) to (10.4%)	0.0%
	2020	1,442	87	16.56 to 16.56	38.1% to 38.1%	0.0%
	2019	204	17	11.99 to 11.99	38.8% to 38.8%	0.0%
	2018	15	2	8.64 to 8.64	(13.6%) to (13.6%)	0.0%
Voya High Yield Portfolio—Class I	2022	$22	2	$9.78 to $9.78	(12.3%) to (12.3%)	5.7%
	2021	13	1	11.14 to 11.14	5.3% to 5.3%	5.0%
	2020	5	—	10.59 to 10.59	5.9% to 5.9%	3.2%
Voya Index Solution 2030 Portfolio—Class Z	2022	$104	9	$11.85 to $11.85	(16.3%) to (16.3%)	2.3%
	2021	42	3	14.16 to 14.16	12.6% to 12.6%	2.4%
	2020	11	1	12.57 to 12.57	25.7% to 25.7%	0.0%
Voya Index Solution 2040 Portfolio—Class Z	2022	$112	9	$12.72 to $12.72	(17.9%) to (17.9%)	1.9%
	2021	71	5	15.50 to 15.50	16.9% to 16.9%	2.1%
	2020	13	1	13.26 to 13.26	32.6% to 32.6%	0.0%
Voya Index Solution 2050 Portfolio—Class Z	2022	$43	3	$13.01 to $13.01	(18.1%) to (18.1%)	1.7%
	2021	4	—	15.89 to 15.89	18.1% to 18.1%	1.7%
	2020	—	—	13.45 to 13.45	34.5% to 34.5%	0.0%
Voya Limited Maturity Bond Portfolio—Class I	2022	$3,384	343	$9.86 to $9.86	(4.7%) to (4.7%)	1.9%
	2021	3,124	302	10.34 to 10.34	0.1% to 0.1%	1.6%
	2020	2,437	236	10.33 to 10.33	3.3% to 3.3%	0.5%
Voya MidCap Opportunities Portfolio—Class I	2022	$111	8	$14.11 to $14.11	(25.1%) to (25.1%)	0.0%
	2021	32	2	18.84 to 18.84	12.1% to 12.1%	0.0%
	2020	25	2	16.81 to 16.81	41.1% to 41.1%	0.1%
	2019	14	1	11.91 to 11.91	29.3% to 29.3%	0.3%
Voya Russell™ Mid Cap Index Portfolio— Class I	2022	$18,985	674	$27.42 to $28.16	(17.8%) to (17.6%)	1.0%
	2021	22,906	670	33.37 to 34.19	21.9% to 22.2%	0.9%
	2020	18,525	662	27.38 to 27.98	16.4% to 16.7%	1.5%
	2019	21,996	917	23.53 to 23.98	29.6% to 29.9%	1.5%
	2018	17,725	960	18.15 to 18.46	(9.5%) to (9.3%)	1.3%

NYLIAC CSVUL Separate Account-I

Notes to Financial Statements (Continued)

NOTE 6—Financial Highlights (Continued):

		Net Assets (in 000’s)	Units Outstanding (in 000’s)	Variable Accumulation Unit Value (Lowest to Highest)	Total Return¹ (Lowest to Highest)	Investment Income Ratio²
Voya Small Company Portfolio—Class I	2022	$2,096	131	$16.00 to $16.00	(16.7%) to (16.7%)	0.0%
	2021	2,880	150	19.20 to 19.20	14.8% to 14.8%	0.1%
	2020	2,540	152	16.73 to 16.73	12.3% to 12.3%	0.6%
	2019	1,743	117	14.90 to 14.90	26.2% to 26.2%	0.4%
	2018	2,449	207	11.81 to 11.81	(15.8%) to (15.8%)	0.5%
VY® JPMorgan Mid Cap Value Portfolio— Class I	2022	$232	19	$11.99 to $11.99	(8.3%) to (8.3%)	1.4%
	2021	145	11	13.08 to 13.08	29.8% to 29.8%	1.2%
	2020	82	8	10.08 to 10.08	0.8% to 0.8%	1.9%
VY® JPMorgan Small Cap Core Equity Portfolio—Class I	2022	$2,534	222	$11.40 to $11.40	(17.6%) to (17.6%)	0.0%
	2021	2,947	213	13.83 to 13.83	18.7% to 18.7%	0.4%
	2020	2,435	209	11.65 to 11.65	16.5% to 16.5%	0.0%
VY® Morgan Stanley Global Franchise Portfolio—Class R6	2022	$113	9	$12.23 to $12.23	(17.4%) to (17.4%)	0.9%
	2021	121	8	14.81 to 14.81	22.0% to 22.0%	0.9%
	2020	4	—	12.14 to 12.14	21.4% to 21.4%	0.0%
VY® T. Rowe Price Capital Appreciation Portfolio—Class I	2022	$733	56	$13.04 to $13.04	(12.0%) to (12.0%)	1.7%
	2021	542	37	14.81 to 14.81	18.7% to 18.7%	0.9%
	2020	631	51	12.48 to 12.48	24.8% to 24.8%	1.4%
Western Asset Core Plus VIT Portfolio—Class I	2022	$3,575	402	$8.90 to $8.90	(17.2%) to (17.2%)	1.4%
	2021	3,673	342	10.75 to 10.75	(2.0%) to (2.0%)	2.8%
	2020	666	61	10.97 to 10.97	9.7% to 9.7%	2.3%

Not all investment options are available under all policies.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of net assets are 0.10% to 0.90%, excluding expenses of the underlying Funds, premium loads, sales expenses, monthly contract charges and surrender charges.

(1)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(2)

These amounts represent the dividends excluding distributions of capital gains, received by an Investment Division from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average investment at net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying Fund in which the Investment Division invests. Annualized percentages are shown for the Investment Income Ratio for all Investment Divisions in all periods.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Policyowners of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

MainStay VP American Century Sustainable Equity—Initial Class (1)	DFA VA U.S. Targeted Value Portfolio (1)	MFS® International Intrinsic Value Portfolio—Initial Class (1)
MainStay VP Bond—Initial Class (1)	DFA VIT Inflation-Protected Securities Portfolio (1)	MFS® Investors Trust Series—Initial Class (1)
MainStay VP Candriam Emerging Markets Equity—Initial Class (1)	DWS Alternative Asset Allocation VIP—Class A (1)	MFS® Mid Cap Growth Series—Initial Class (1)
MainStay VP Epoch U.S. Equity Yield—Initial Class (1)	DWS Global Small Cap VIP—Class A (1)	MFS® Mid Cap Value Portfolio—Initial Class (1)
MainStay VP Fidelity Institutional AM® Utilities—Initial Class (1)	DWS Small Cap Index VIP—Class A (1)	MFS® New Discovery Series—Initial Class (1)
MainStay VP Floating Rate—Initial Class (1)	DWS Small Mid Cap Value VIP—Class A (1)	MFS® New Discovery Value Portfolio—Initial Class (1)
MainStay VP Income Builder—Initial Class (1)	Fidelity® VIP Balanced Portfolio— Initial Class (1)	MFS® Research International Portfolio—Initial Class (3)
MainStay VP IQ Hedge Multi-Strategy—Initial Class (1)	Fidelity® VIP Bond Index Portfolio—Initial Class (1)	MFS® Value Series—Initial Class (1)
MainStay VP Janus Henderson Balanced—Initial Class (1)	Fidelity® VIP ContrafundSM Portfolio—Initial Class (1)	Morgan Stanley VIF Emerging Markets Debt Portfolio—Class I (1)
MainStay VP MacKay Convertible— Initial Class (1)	Fidelity® VIP Emerging Markets Portfolio—Initial Class (1)	Morgan Stanley VIF Global Infrastructure Portfolio—Class I (1)
MainStay VP MacKay Government— Initial Class (1)	Fidelity® VIP Equity-Income PortfolioSM—Initial Class (1)	Morgan Stanley VIF U.S. Real Estate Portfolio—Class I (1)
MainStay VP MacKay High Yield Corporate Bond—Initial Class (1)	Fidelity® VIP Extended Market Index Portfolio—Initial Class (1)	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio—Class I (1)
MainStay VP MacKay International Equity—Initial Class (1)	Fidelity® VIP Freedom 2010 PortfolioSM—Initial Class (1)	Neuberger Berman AMT Sustainable Equity Portfolio—Class I (1)
MainStay VP Natural Resources— Initial Class (1)	Fidelity® VIP Freedom 2020 PortfolioSM—Initial Class (1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class (1)
MainStay VP S&P 500 Index—Initial Class (1)	Fidelity® VIP Freedom 2030 PortfolioSM—Initial Class (1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Administrative Class (1)

Report of Independent Registered Public Accounting Firm (Continued)

MainStay VP Small Cap Growth— Initial Class (1)	Fidelity® VIP Freedom 2040 PortfolioSM—Initial Class (1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class (1)
MainStay VP U.S. Government Money Market—Initial Class (1)	Fidelity® VIP Freedom 2045 PortfolioSM—Initial Class (3)	PIMCO VIT High Yield Portfolio—Administrative Class (1)
MainStay VP Wellington Growth— Initial Class (1)	Fidelity® VIP Freedom 2050 PortfolioSM—Initial Class (1)	PIMCO VIT High Yield Portfolio— Institutional Class (1)
MainStay VP Wellington Mid Cap— Initial Class (1)	Fidelity® VIP Freedom 2055 PortfolioSM—Initial Class (3)	PIMCO VIT Income Portfolio— Institutional Class (1)
MainStay VP Wellington Small Cap—Initial Class (1)	Fidelity® VIP Freedom 2060 PortfolioSM—Initial Class (3)	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)— Institutional Class (1)
MainStay VP Wellington U.S. Equity—Initial Class (1)	Fidelity® VIP Freedom 2065 PortfolioSM—Initial Class (3)	PIMCO VIT Long-Term U.S. Government Portfolio— Administrative Class (1)
MainStay VP Winslow Large Cap Growth—Initial Class (1)	Fidelity® VIP Government Money Market Portfolio—Initial Class (1)	PIMCO VIT Long-Term U.S. Government Portfolio—Institutional Class (1)
AB VPS Growth and Income Portfolio—Class A (1)	Fidelity® VIP Growth Opportunities Portfolio—Initial Class (1)	PIMCO VIT Low Duration Portfolio—Administrative Class (1)
AB VPS International Value Portfolio—Class A (1)	Fidelity® VIP Growth Portfolio— Initial Class (1)	PIMCO VIT Low Duration Portfolio—Institutional Class (1)
AB VPS Large Cap Growth Portfolio—Class A (1)	Fidelity® VIP Health Care Portfolio— Initial Class (1)	PIMCO VIT Real Return Portfolio— Administrative Class (1)
AB VPS Small Cap Growth Portfolio—Class A (1)	Fidelity® VIP Index 500 Portfolio— Initial Class (1)	PIMCO VIT Real Return Portfolio— Institutional Class (1)
AB VPS Small/Mid Cap Value Portfolio—Class A (1)	Fidelity® VIP International Capital Appreciation Portfolio—Initial Class (1)	PIMCO VIT Total Return Portfolio— Administrative Class (1)
Alger Weatherbie Specialized Growth Portfolio—Class I-2 Shares (1)	Fidelity® VIP International Index Portfolio—Initial Class (1)	PIMCO VIT Total Return Portfolio— Institutional Class (1)
American Century Investments® VP Inflation Protection Fund—Class I (1)	Fidelity® VIP Investment Grade Bond Portfolio—Initial Class (1)	Schwab® S&P 500 Index Portfolio (2)
American Century Investments® VP Inflation Protection Fund—Class II (1)	Fidelity® VIP Mid Cap Portfolio— Initial Class (1)	T. Rowe Price All-Cap Opportunities Portfolio (1)
American Century Investments® VP Mid Cap Value Fund—Class I (1)	Fidelity® VIP Overseas Portfolio— Initial Class (1)	T. Rowe Price Blue Chip Growth Portfolio (1)
American Century Investments® VP Mid Cap Value Fund—Class II (1)	Fidelity® VIP Real Estate Portfolio— Initial Class (1)	T. Rowe Price Equity Index 500 Portfolio (1)
American Century Investments® VP Value Fund—Class I (1)	Fidelity® VIP Strategic Income Portfolio—Initial Class (1)	T. Rowe Price International Stock Portfolio (1)
American Century Investments® VP Value Fund—Class II (1)	Fidelity® VIP Technology Portfolio— Initial Class (1)	T. Rowe Price Limited-Term Bond Portfolio (1)
American Funds IS American Funds Global Balanced Fund—Class 1 (1)	Fidelity® VIP Total Market Index Portfolio—Initial Class (1)	T. Rowe Price Moderate Allocation Portfolio (1)

Report of Independent Registered Public Accounting Firm (Continued)

American Funds IS Asset Allocation Fund—Class 1 (1)	Fidelity® VIP Value Portfolio—Initial Class (1)	Thrivent Aggressive Allocation Portfolio (1)
American Funds IS Capital World Bond Fund®—Class 1 (1)	Fidelity® VIP Value Strategies Portfolio—Service Class 2 (1)	Thrivent Diversified Income Plus Portfolio (1)
American Funds IS Global Growth Fund—Class 1 (1)	Invesco V.I. Capital Appreciation Fund—Series I Shares (1)	Thrivent Global Stock Portfolio (1)
American Funds IS Global Small Capitalization Fund—Class 1 (1)	Invesco V.I. Core Bond Fund—Series I Shares (1)	Thrivent Large Cap Growth Portfolio (1)
American Funds IS Growth Fund—Class 1 (1)	Invesco V.I. Core Plus Bond Fund—Series I Shares (1)	Thrivent Mid Cap Index Portfolio (1)
American Funds IS Growth-Income Fund—Class 1 (1)	Invesco V.I. EQV International Equity Fund—Series I Shares (1)	Thrivent Mid Cap Stock Portfolio (1)
American Funds IS International Fund— Class 1 (1)	Invesco V.I. Global Real Estate Fund—Series I Shares (1)	Thrivent Small Cap Index Portfolio (1)
American Funds IS New World Fund®— Class 1 (1)	Invesco V.I. Main Street Mid Cap Fund®—Series I Shares (1)	TOPS® Aggressive Growth ETF Portfolio—Class 2 Shares (1)
American Funds IS Washington Mutual Investors FundSM—Class 1 (1)	Janus Henderson Enterprise Portfolio—Institutional Shares (1)	TOPS® Balanced ETF Portfolio— Class 2 Shares (1)
BlackRock® Global Allocation V.I. Fund—Class I (1)	Janus Henderson Flexible Bond Portfolio—Institutional Shares (1)	TOPS® Conservative ETF Portfolio— Class 2 Shares (1)
BlackRock® High Yield V.I. Fund—Class I (1)	Janus Henderson Forty Portfolio—Institutional Shares (1)	TOPS® Growth ETF Portfolio— Class 2 Shares (1)
BNY Mellon IP Technology Growth Portfolio—Initial Shares (1)	Janus Henderson Global Research Portfolio—Institutional Shares (1)	TOPS® Managed Risk Growth ETF Portfolio—Class 2 Shares (1)
BNY Mellon Sustainable U.S. Equity Portfolio—Initial Shares (3)	Lazard Retirement International Equity Portfolio—Service Shares (1)	TOPS® Managed Risk Moderate Growth ETF Portfolio—Class 2 Shares (1)
BNY Mellon VIF Opportunistic Small Cap Portfolio—Initial Shares (1)	Lord Abbett Series Fund Developing Growth Portfolio—Class VC (1)	TOPS® Moderate Growth ETF Portfolio—Class 2 Shares (1)
ClearBridge Variable Appreciation Portfolio—Class I (1)	Lord Abbett Series Fund Mid Cap Stock Portfolio—Class VC (1)	VanEck VIP Emerging Markets Bond Fund—Initial Class Shares (1)
ClearBridge Variable Large Cap Growth Portfolio—Class I (1)	LVIP Baron Growth Opportunities Fund—Service Class (1)	Victory RS Small Cap Growth Equity VIP Series—Class I Shares (1)
ClearBridge Variable Small Cap Growth Portfolio—Class I (1)	LVIP Baron Growth Opportunities Fund—Standard Class (1)	Voya High Yield Portfolio—Class I (1)
Columbia Variable Portfolio— Disciplined Core Fund—Class 1 (1)	LVIP Delaware Limited-Term Diversified Income Fund—Standard Class (2)	Voya Index Solution 2030 Portfolio— Class Z (1)
Columbia Variable Portfolio— Emerging Markets Bond Fund—Class 1 (1)	LVIP Delaware Value Fund—Standard Class (1)	Voya Index Solution 2040 Portfolio— Class Z (1)
Columbia Variable Portfolio— Intermediate Bond Fund—Class 1 (3)	LVIP Mondrian International Value Fund—Standard Class (1)	Voya Index Solution 2050 Portfolio— Class Z (1)
Columbia Variable Portfolio— Strategic Income Fund—Class 1 (1)	LVIP SSgA Bond Index Fund—Standard Class (1)	Voya Limited Maturity Bond Portfolio—Class I (1)

Report of Independent Registered Public Accounting Firm (Continued)

Davis Value Portfolio (1)	LVIP SSgA Developed International 150 Fund—Standard Class (1)	Voya MidCap Opportunities Portfolio—Class I (1)
Delaware VIP® Emerging Markets Series—Standard Class (1)	LVIP SSgA Emerging Markets 100 Fund—Standard Class (1)	Voya Russell™ Mid Cap Index Portfolio—Class I (1)
Delaware VIP® International Series— Standard Class (1)	LVIP SSgA Emerging Markets Equity Index Fund—Standard Class (1)	Voya Small Company Portfolio—Class I (1)
Delaware VIP® Small Cap Value Series—Standard Class (1)	LVIP SSgA International Index Fund—Standard Class (1)	VY® JPMorgan Mid Cap Value Portfolio—Class I (1)
DFA VA Global Bond Portfolio (1)	MFS® Global Growth Portfolio— Initial Class (1)	VY® JPMorgan Small Cap Core Equity Portfolio—Class I (1)
DFA VA Global Moderate Allocation Portfolio (1)	MFS® Global Real Estate Portfolio— Initial Class (1)	VY® Morgan Stanley Global Franchise Portfolio—Class R6 (1)
DFA VA International Small Portfolio (1)	MFS® Global Tactical Allocation Portfolio—Initial Class (1)	VY® T. Rowe Price Capital Appreciation Portfolio—Class I (1)
DFA VA International Value Portfolio (1)	MFS® International Growth Portfolio—Initial Class (1)	Western Asset Core Plus VIT Portfolio—Class I (1)
DFA VA U.S. Large Value Portfolio (1)
(1) Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

(2)  Statement of operations for the year ended December 31, 2022, and statement of changes in net assets for the year ended December 31, 2022 and the period May 1, 2021 (commencement of operations) through December 31, 2021

(3) Statement of operations and statement of changes in net assets for the period May 1, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the New York Life Insurance and Annuity Corporation management. Our responsibility is to express an opinion on the financial statements of each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by

Report of Independent Registered Public Accounting Firm (Continued)

correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 4, 2023

We have served as the auditor of one or more of the investment divisions of NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I since 1998.

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of

New York Life Insurance Company)

FINANCIAL STATEMENTS

AND SUPPLEMENTAL SCHEDULES

(STATUTORY BASIS)

December 31, 2022, 2021 and 2020

Report of Independent Auditors

To the Board of Directors of New York Life Insurance and Annuity Corporation

Opinions

We have audited the accompanying statutory financial statements of New York Life Insurance and Annuity Corporation (the “Company”), which comprise the statutory statements of financial position as of December 31, 2022 and 2021, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years ended December 31, 2022, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for each of the three years ended December 31, 2022.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Emphasis of Matter

As disclosed in Note 11 to the financial statements, the Company has entered into significant related party transactions with New York Life Insurance Company and its affiliates. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, New York 10017-6204

T: (646) 471 3000, www.pwc.com/us

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, summary investment schedule, investment risks interrogatories, and supplemental schedule of reinsurance contracts (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2022 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

New York, New York
March 9, 2023

2

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,
	2022	2021

	(in millions)
Assets
Bonds	$93,817	$90,767
Common and preferred stocks	1,285	1,635
Mortgage loans	15,544	14,315
Policy loans	862	857
Other invested assets	3,721	3,237
Cash, cash equivalents and short-term investments	6,401	1,763
Derivatives	1,360	581

Total cash and invested assets	122,990	113,155
Investment income due and accrued	851	715
Interest in annuity contracts	10,236	9,875
Other assets	1,101	902
Separate accounts assets	49,808	58,484

Total assets	$184,986	$183,131

Liabilities, capital and surplus
Liabilities:
Policy reserves	$109,695	$99,972
Deposit funds	1,441	1,482
Policy claims	1,049	1,062
Separate accounts transfers due and accrued	(1,104)	(1,219)
Obligations under structured settlement agreements	10,236	9,875
Amounts payable under security lending agreements	675	675
Other liabilities	2,798	1,194
Interest maintenance reserve	(8)	12
Asset valuation reserve	1,890	1,874
Separate accounts liabilities	49,777	58,470

Total liabilities	176,449	173,397

Capital and Surplus:
Capital stock - par value $10,000 (20,000 shares authorized, 2,500 issued and outstanding)	25	25
Gross paid in and contributed surplus	4,458	4,458
Unassigned surplus	4,054	5,251

Total capital and surplus	8,537	9,734

Total liabilities, capital and surplus	$184,986	$183,131

See accompanying notes to financial statements.

3

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Income
Premiums	$21,033	$14,012	$12,657
Net investment income	4,304	4,261	4,140
Other income	1,093	1,073	977

Total income	26,430	19,346	17,774

Benefits and expenses
Benefit payments:
Death benefits	2,345	2,343	929
Annuity benefits	3,431	3,430	3,247
Surrender benefits	9,256	9,054	8,126
Other benefits	93	87	115

Total benefit payments	15,125	14,914	12,417
Additions to policy reserves	9,721	418	2,803
Net transfers to separate accounts	444	1,909	710
Operating expenses	1,645	1,432	1,382

Total benefits and expenses	26,935	18,673	17,312

(Loss)/gain from operations before federal and foreign income taxes	(505)	673	462
Federal and foreign income taxes	114	187	102

Net (loss)/gain from operations	(619)	486	360
Net realized capital losses, after taxes and transfers to interest maintenance reserve	(37)	(157)	(177)

Net (loss)/income	$(656)	$329	$183

See accompanying notes to financial statements.

4

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Capital and surplus, beginning of year	$9,734	$9,448	$9,355
Net increase/(decrease) due to:
Net (loss)/income	(656)	329	183
Change in net unrealized capital (losses)/gains on investments	(153)	589	206
Change in nonadmitted assets	(300)	(7)	2
Change in asset valuation reserve	(16)	(271)	(43)
Change in reserve valuation basis	—	536	(16)
Change in net deferred income tax	311	106	162
Dividends to parent	(400)	(942)	(932)
Prior period corrections	—	(77)	—
Additional paid in surplus	—	—	530
Other adjustments, net	17	23	1

Net (decrease)/increase	(1,197)	286	93

Capital and surplus, end of year	$8,537	$9,734	$9,448

See accompanying notes to financial statements.

5

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Cash flows from operating activities:
Premiums received	$20,995	$13,623	$12,665
Net investment income received	3,888	4,237	3,849
Other	1,095	1,080	974

Total received	25,978	18,940	17,488

Benefits and other payments	15,140	14,154	12,281
Net transfers to separate accounts	334	2,020	764
Operating expenses	1,580	1,356	1,298
Federal income taxes	101	285	65

Total paid	17,155	17,815	14,408

Net cash from operating activities	8,823	1,125	3,080

Cash flows used in investing activities:
Proceeds from investments sold	6,998	8,403	5,035
Proceeds from investments matured or repaid	8,889	12,844	9,733
Cost of investments acquired	(20,237)	(22,397)	(15,553)
Net change in policy loans	(9)	34	17

Net cash used in investing activities	(4,359)	(1,116)	(768)

Cash flows from/(used in) financing and miscellaneous activities:
Dividends to New York Life	(400)	(942)	(932)
Other miscellaneous uses	574	(103)	(17)

Net cash from/(used in) financing and miscellaneous activities	174	(1,045)	(949)

Net increase/(decrease) in cash, cash equivalents and short-term investments	4,638	(1,036)	1,363
Cash, cash equivalents and short-term investments, beginning of year	1,763	2,799	1,436

Cash, cash equivalents and short-term investments, end of year	$6,401	$1,763	$2,799

See accompanying notes to financial statements.

6

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

(A wholly-owned subsidiary of New York Life Insurance Company)

STATUTORY STATEMENTS OF CASH FLOWS (supplemental)

	Years Ended December 31,
	2022	2021	2020

	(in millions)
Non-cash activities during the year not included in the Statutory Statements of Cash Flows:
Transfer of bond investment to bond investment	$6,760	$1,348	$471
Transfer of other invested assets investment to insurance affiliate in exchange for bonds	$250	$—	$—
Transfer of assets between bond investment and other invested assets	$146	$66	$72
Capitalized interest on bonds and mortgage loans	$95	$119	$125
Depreciation/amortization on fixed assets	$73	$73	$77
Low-income housing tax credit future commitments	$68	$80	$4
Transfer of mortgage loans to other invested assets	$44	$72	$40
Transfers between equity investment and equity investment	$34	$5	$9
Bonds to be announced commitments - purchased/sold	$19	$1,535	$10
Other invested assets stock distribution	$6	$16	$—
Dividend to New York Life paid in bonds	$—	$402	$—
Exchange of bonds to stocks	$—	$3	$19
Contribution from New York Life in bonds	$—	$—	$530

See accompanying notes to financial statements.

7

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

December  31, 2022, 2021 and 2020

NOTE 1—NATURE OF OPERATIONS

New York Life Insurance and Annuity Corporation (“the Company”), domiciled in the State of Delaware, is a direct, wholly-owned subsidiary of New York Life Insurance Company (“New York Life”). The Company’s primary business operations are its life and annuity business and its investment management activities. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 states of the United States of America and the District of Columbia, primarily through New York Life’s career agency force, with certain products also marketed through independent brokers, brokerage general agents and banks.

NOTE 2—BASIS OF PRESENTATION

The accompanying financial statements have been prepared using accounting practices prescribed or permitted by the Delaware State Insurance Department (“the Department” or “statutory accounting practices”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial position and results of operations of an insurance company and for determining its solvency under the Delaware State Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices.

Prior Period Correction

In 2021, the Company corrected its assumption of the duration in which bank owned life insurance policies paid premiums under the universal life (“UL”) Commissioners Reserve Valuation Methodology. As a result, the Company recorded a prior period correction decreasing surplus by $77 million in 2021.

Statutory vs. U.S. GAAP Basis of Accounting

Financial statements prepared under NAIC SAP as determined under Delaware State Insurance Law vary from those prepared under U.S. GAAP. The effects of those differences are material to the Company’s financial statements. The primary differences that would most likely be material are as follows:

Investments

•

investments in bonds are generally carried at amortized cost or values as prescribed by the Department, whereas under U.S. GAAP, investments in bonds that are classified as available for sale or trading are carried at fair value, with changes in fair value of bonds classified as available for sale reflected in equity, and changes in fair value of bonds classified as trading reflected in earnings;

•

investments in noncontrolled partnerships and limited liability companies are accounted for under the equity method for both NAIC SAP and U.S. GAAP. Under the statutory equity method, undistributed income and capital gains and losses for these investments are reported in surplus as unrealized gains or losses, whereas under U.S. GAAP, in many cases, for investment companies, unrealized gains and losses are included in net investment income.

8

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 2—BASIS OF PRESENTATION (continued)

•

realized gains and losses resulting from changes in interest rates are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold, whereas under U.S. GAAP, the gains and losses are recognized in income at the time of sale;

•	certain derivative instruments are carried at amortized cost, whereas under U.S. GAAP, all derivative instruments are carried at fair value;

Insurance Contracts

•

contracts that have any mortality or morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts, whereas under U.S. GAAP, only contracts that have significant mortality or morbidity risk are classified as insurance contracts otherwise they are accounted for in a manner consistent with the accounting for interest bearing or other financial instruments.

•

payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances;

•

the costs related to acquiring insurance contracts (principally commissions), policy issue expenses and sales inducements are charged to income in the period incurred, whereas under U.S. GAAP, these costs are deferred when related directly to successful sales and amortized over the periods benefited;

•	life insurance and annuity reserves are based on different statutory methods and assumptions than they are under U.S. GAAP;

•

reinsurance agreements are accounted for as reinsurance on an NAIC SAP and U.S. GAAP basis if certain risk transfer provisions have been met. NAIC SAP requires the reinsurer to assume insurance risk, regardless of the significance of the loss potential, whereas U.S. GAAP requires that there is a reasonable possibility that the reinsurer may realize significant loss from assuming insurance risk; assets and liabilities from reinsurance transactions are reported net of reinsurance, whereas under U.S. GAAP, assets and liabilities from reinsurance transactions are reported gross of reinsurance;

Taxes

•

deferred income taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus, whereas under U.S. GAAP, deferred income taxes include federal and state income taxes and changes in deferred taxes are reflected in either earnings or other comprehensive income;

•

a tax loss contingency is required to be established if it is more likely than not that a tax position will not be sustained upon examination by taxing authorities. If a loss contingency is greater than 50% of the tax benefit associated with a tax position, the loss contingency is increased to 100%, whereas under U.S. GAAP the amount of the benefit for any uncertain tax position is the largest amount that is greater than 50% likely of being realized upon settlement;

Surplus

•

an asset valuation reserve (“AVR”) based on a formula prescribed by the NAIC is established as a liability to offset potential non-interest related investment losses. Changes in the AVR are recorded directly to surplus, whereas under U.S. GAAP, no AVR is recognized;

•

certain assets, such as deferred taxes as noted above, intangible assets, furniture and equipment, and unsecured receivables are considered nonadmitted and excluded from assets, whereas they are included in assets under U.S. GAAP subject to a valuation allowance, as appropriate.

9

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results may differ from those estimates.

Bonds

Bonds are stated at amortized cost using the interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Residual interests in securitizations are reported as other invested assets at the lower of cost or fair value. Prior to 2022, these investments were reported in Bonds when issued as debt securities. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for bonds.

Under NAIC SAP, Securities Valuation Office (“SVO”)-identified investments, which include certain SVO approved exchange traded funds, (“ETFs”) and mutual funds are eligible for classification as bonds as identified in the SVO’s Purposes and Procedures Manual. SVO-identified bond ETFs are stated at fair value.

The interest method for loan-backed and structured securities, which are included in bonds, uses current assumptions of projected cash flows. Amortization of premium or accretion of discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans, including prepayment assumptions based on data obtained from external sources or internal estimates. Projected future cash flows are updated monthly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. For high credit quality loan-backed and structured securities backed by the government and high credit quality adjustable rate mortgage loan-backed securities (those rated AA or above at the date of acquisition), the adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For all other securities, including all loan-backed and structured securities that are not of high credit quality (those rated below AA at date of acquisition), certain floating rate securities and securities with the potential for a loss of a portion of the original investment due to contractual prepayments (e.g., interest only securities), the effective yield is adjusted prospectively for any changes in estimated cash flows.

All acquisitions of securities are recorded in the financial statements on a trade date basis except for the acquisitions of private placement bonds, which are recorded on the funding date.

Preferred Stocks

Redeemable preferred stocks in “good standing” (NAIC designation of 1 to 3) are valued at amortized cost. Redeemable preferred stocks “not in good standing” (NAIC designation of 4 to 6) are valued at the lower of amortized cost or fair value. Perpetual preferred stock and mandatory convertible preferred stock are valued at fair value, not to exceed any currently effective call price. Refer to Note 9 - Fair Value Measurements for discussion on the valuation approach and methods for preferred stocks.

Common Stocks

Common stocks include the Company’s investments in unaffiliated stocks, which includes investments in shares of SEC registered investment funds as well as regulated foreign open-end investment funds, which are carried at fair value. Unrealized gains and losses are reflected in surplus, net of deferred taxes. Refer to Note 9 - Fair Value Measurements for a discussion on the valuation approach and methods for common stocks.

10

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Other than Temporary Impairments

The cost basis of bonds and equity securities is adjusted for impairments in value that are deemed to be other than temporary. An other-than-temporary loss is recognized in net income when it is anticipated that the amortized cost will not be recovered. Factors considered in evaluating whether a decline in value is other than temporary include: (1) whether the decline is substantial; (2) the duration that the fair value has been less than cost; (3) the financial condition and near-term prospects of the issuer; and (4) the Company’s ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value.

When a bond (other than loan-backed and structured securities), preferred stock or common stock is deemed other-than-temporarily impaired, the difference between the investment’s amortized cost and its fair value is recognized as a realized loss and reported in net income if the loss is credit related, or deferred in the IMR if interest related for bonds.

For loan-backed and structured securities, the entire difference between the security’s amortized cost and its fair value is recognized in net income only when the Company (a) has the intent to sell the security or (b) it does not have the intent and ability to hold the security to recovery. If neither of these two conditions exists, a realized loss is recognized in net income for the difference between the amortized cost basis of the security and the net present value of projected future cash flows expected to be collected. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the loan-backed or structured security prior to impairment.

The determination of cash flow estimates in the net present value calculation is subjective and methodologies will vary, depending on the type of security. The Company considers all information relevant to the collectability of the security, including past events, current conditions, and reasonably supportable assumptions and forecasts in developing the estimate of cash flows expected to be collected. This information generally includes, but may not be limited to, the remaining payment terms of the security, estimated prepayment speeds, defaults, recoveries upon liquidation of the underlying collateral securing the notes, the financial condition of the issuer(s), credit enhancements and other third-party guarantees. In addition, other information, such as industry analyst reports and forecasts, sector credit ratings, the financial condition of the bond insurer for insured fixed income securities and other market data relevant to the collectability may also be considered, as well as the expected timing of the receipt of insured payments, if any. The estimated fair value of the collateral may be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of the collateral for recovery.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment (“OTTI”), the impaired bond security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis may be accreted (or amortized) into net investment income in future periods based on prospective changes in cash flow estimates, to reflect adjustments to the effective yield.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts, premiums, deferred origination fees related to points, and specific valuation allowances, and are collateralized. Specific valuation allowances are established for the excess carrying value of the mortgage loan over the estimated fair value of the collateral as an unrealized loss in surplus when it is probable that based on current information and events, the Company will be unable to collect amounts due under the contractual terms of the loan agreement. Fair value of the collateral is estimated by performing an internal or external current appraisal. If impairment is deemed to be other-than-temporary, which can include a loan modification that qualifies as a troubled debt restructuring (“TDR”), a direct write-down is recognized as a realized loss reported in net income, and a new cost basis for the individual mortgage loan, which is equal to the fair value of the collateral, less costs to obtain and sell, is established. Refer to Note 9 - Fair Value Measurements for a discussion of the valuation approach and methods for mortgage loans.

11

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company accrues interest income on mortgage loans to the extent it is deemed collectible. The Company places loans on non-accrual status, and ceases to recognize interest income when management determines that the collection of interest and repayment of principal is not probable. Any accrued but uncollected interest is reversed out of interest income once a loan is put on non-accrual status. Interest payments received on mortgage loans where interest payments have been deemed uncollectible are recognized on a cash basis and recorded as interest income. If a determination is made that the principal will not be collected, the interest payment received is used to reduce the principal balance. If a mortgage loan has any investment income due and accrued that is 90 days past due and collectible, the investment income will continue to accrue but all accrued interest related to the mortgage loan is reported as a nonadmitted asset, until such time that it has been paid or is deemed uncollectible.

Policy Loans

Policy loans are stated at the aggregate balance due. The excess of the unpaid balance of a policy loan that exceeds the cash surrender value is nonadmitted.

Other Invested Assets

Investments in limited partnerships and limited liability companies, including equity investments in affiliated entities organized as limited liability companies, which have admissible audits are carried at the underlying audited equity of the investee. In the absence of an admissible audit, the entire investment is nonadmitted. The financial statements of equity method investees are usually not received in time for the Company to apply the equity method at each reporting period. Therefore, the equity pick-up on these investments has been recorded on a one to three-month lag.

The cost basis of limited partnerships and limited liability companies is adjusted for impairments in value deemed to be other-than-temporary, with the difference between cost and carrying value, which approximates fair value, recognized as a realized loss reported in net income. The new cost basis of an impaired limited partnership or limited liability company is not adjusted for subsequent increases in the underlying audited equity of the investee.

Dividends and distributions from limited partnerships and limited liability companies, other than those deemed a return of capital, are recorded in net investment income. Undistributed earnings are included in unrealized gains and losses and are reflected in surplus, net of deferred taxes.

Residual tranches of securitizations are reported in Other invested assets starting in 2022 and are reported at the lower of cost or market.

Low-Income Housing Tax Credit (“LIHTC”) investments, which are included in other invested assets, are recorded at proportional amortized cost and include remaining unfunded commitments. The carrying value of the investment is amortized into income in proportion to the actual and projected future amounts of tax credits and deductible losses. The amortization is recorded through net investment income.

Real estate includes properties that are directly-owned and real estate property investments that are directly and wholly-owned through a limited liability company and meet certain criteria. Real estate held for the production of income is stated at cost less accumulated depreciation and encumbrances. Real estate held for sale is stated at the lower of cost less accumulated depreciation or fair value, less encumbrances and estimated costs to sell. If there is an indication that the carrying amount of the real estate may not be recoverable, then it must be tested for impairment. If the carrying amount of a real estate investment exceeds its undiscounted cash flows, an OTTI is recorded as a realized loss in net income, calculated as the difference between the carrying amount of the real estate investment and the fair value of the real estate investment. Depreciation of real estate held for the production of income is calculated using the straight-line method over the estimated lives of the assets, generally 40 years. Costs of permanent improvements are depreciated over the shorter of their estimated useful life, or the remaining estimated life of the real estate. Rental revenue from leased real estate is recognized on a straight-line basis over the lease term.

12

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative Instruments

Derivative instruments that qualify and are designated for hedge accounting are valued in a manner consistent with the items being hedged. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities, and within other income for hedges of liabilities. Net realized gains and losses are recognized upon termination or maturity of these contracts in a manner consistent with the hedged item and when subject to the IMR, are transferred to the IMR, net of taxes.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, which means any time prior to the first quarterly hedge effectiveness assessment date, by detailing the particular risk, management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or cash flows of the hedging instrument are within 80% to 125% of the inverse changes in the fair value or cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on a quarterly basis over the life of the hedge relationship in accordance with its risk management policy. The Company assesses hedge effectiveness qualitatively on a quarterly basis if (1) the initial quantitative prospective assessment demonstrates that the relationship is expected to be highly effective and (2) at inception, the Company is able to reasonably support an expectation of high effectiveness on a qualitative basis in subsequent periods. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge relationship will no longer be considered effective.

The Company discontinues hedge accounting prospectively if: (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative expired or is sold, terminated, or exercised; (3) it is probable that the forecasted transaction will not occur, or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

Derivative instruments that do not qualify or are not designated for hedge accounting are carried at fair value and changes in fair value are recorded in surplus as unrealized gains and losses, net of deferred taxes. Periodic payments and receipts on these derivatives are recorded on an accrual basis within net investment income for hedges of fixed income securities and within other income for hedges of liabilities Upon termination or maturity the gains or losses on these contracts are recognized in net realized capital gains and losses, net of taxes. Realized gains or losses on terminated or matured derivatives, which are subject to the IMR, are transferred to the IMR, net of taxes.

The Company also uses derivatives as part of replication transactions. Replication transactions refer to derivative transactions entered into in conjunction with other investments in order to reproduce the investment characteristics of otherwise permissible investments. The accounting for derivatives used in replication transactions depends upon how the underlying cash instrument is accounted for, as well as how the replicated asset would be accounted for if acquired directly; alternatively, the Company can elect to carry the derivative at fair value. The Company uses bonds as the referenced cash instrument in its current replication transactions, and therefore, the derivatives are carried at amortized cost. The Company accrues investment income for the replicated synthetic asset throughout the life of the replication transaction. Realized gains or losses at maturity of the replication transaction, which are subject to the IMR, are transferred to the IMR, net of tax.

Cash, Cash Equivalents and Short-term Investments

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments that have original maturities of three months or less at date of purchase and are carried at amortized cost. Cash and cash equivalents also include money market mutual funds which are stated at fair value. Short-term investments consist of securities with remaining maturities of one year or less, but greater than three months at the time of acquisition and are carried at amortized cost, which approximates fair value.

13

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

AVR and IMR

The AVR is used to stabilize surplus from fluctuations in the fair value of bonds, stocks, mortgage loans, real estate and other invested assets. Changes in the AVR are accounted for as direct increases or decreases in surplus. The IMR captures interest related realized gains and losses on sales (net of taxes) of bonds, preferred stocks, mortgage loans, interest related other-than-temporary impairments (net of taxes) and realized gains or losses (net of taxes) on terminated interest rate related derivatives which are amortized into net income over the expected years to maturity of the investments sold or the item being hedged using the grouped method. An interest related other-than-temporary impairment occurs when the Company has the intent to sell an investment at the reporting date, before recovery of the cost of the investment. For loan-backed and structured securities, the non-interest related other-than-temporary impairment is booked to the AVR, and the interest related portion to the IMR.

Loaned Securities and Repurchase Agreements

The Company enters into securities lending agreements whereby certain investment securities are loaned to third-parties. Securities loaned are treated as financing arrangements. With respect to securities loaned, in order to reduce the Company’s risk under these transactions, the Company requires initial cash collateral equal to 102% of the fair value of domestic securities loaned. The Company records an offsetting liability in amounts payable under security lending agreements. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary. The borrower of the loaned securities is permitted to sell or repledge those securities.

The Company enters into dollar roll repurchase agreements to sell and repurchase securities. Assets to be repurchased are the same, or substantially the same, as the assets sold. The Company agrees to sell securities at a specified price and repurchase the securities at a lower price. The Company receives cash in the amount of the sales proceeds and establishes a liability equal to the repurchase amount. The difference between the sale and repurchase amounts represents deferred income which is earned over the life of the agreement. The liability for repurchasing the assets is included in other liabilities.

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities and the Company’s designated custodian takes possession of this collateral. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its rights with respect to the collateral, including a sale of the collateral. The fair value of the securities held as collateral is monitored daily and additional collateral is obtained, where appropriate, to protect against credit exposure. The Company records the amount paid for securities purchased under agreements to resell in cash, cash equivalents and short-term investments.

Premiums and Related Expenses

Life premiums are recognized as revenue when due. Annuity considerations are recognized as revenue when received. Commissions and other costs associated with acquiring new business are charged to operations as incurred. Amounts received or paid under deposit type contracts without mortality or morbidity risk are not reported as income or benefits but are recorded directly as an adjustment to the liability for deposit funds.

Net Investment Income

Income from investments, including amortization of premium, accrual of discount and similar items, as well as income from prepayment penalties, is recorded within net investment income, unless otherwise stated herein.

14

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Policy Reserves

Policy reserves are based on mortality tables and valuation interest rates, which are consistent with statutory requirements and are designed to be sufficient to provide for contractual benefits. The Company holds reserves greater than those developed under the minimum statutory reserving rules when the valuation actuary determines that the minimum statutory reserves are inadequate. Actual results could differ from these estimates and may result in the establishment of additional reserves. The valuation actuary monitors actual experience and, where circumstances warrant, revises assumptions and the related estimates for policy reserves. Refer to Note 12 - Insurance Liabilities for a discussion of reserves in excess of minimum NAIC requirements.

Federal Income Taxes

The Company is a member of an affiliated group which files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company computes its share of consolidated tax provision or benefit, in general, on a separate company basis, and may, where applicable, include the tax benefits of operating or capital losses utilizable in New York Life’s consolidated returns. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated tax return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years.

The Company generally recognizes deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) for expected future tax consequences of temporary differences between statutory and taxable income. Changes in DTAs and DTLs are recognized as a separate component of surplus (except for the net deferred taxes related to investments, which are included in unrealized gains and losses). Limitations on the admitted amount of DTA are calculated in accordance with SSAP No. 101, Income Taxes, a replacement of SSAP 10R and SSAP 10. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit. Refer to Note 16 - Income Taxes for more detailed information about the Company’s income taxes.

Separate Accounts

The Company has established both non-guaranteed and guaranteed separate accounts with varying investment objectives which are segregated from the Company’s general account and are maintained for the benefit of separate accounts policyholders. Assets held in non-guaranteed separate accounts are stated at market value. Assets held in guaranteed separate accounts are carried at the same basis as the general account up to the value of policyholder reserves and at fair value thereafter.

The liability for separate accounts represents policyholders’ interests in the separate accounts assets, excluding liabilities representing due and accrued transfers to the general account. The liability for non-guaranteed separate accounts represents policyholders’ interests in the separate accounts assets, including accumulated net investment income and realized and unrealized gains and losses on those assets. For the guaranteed separate accounts, the liability represents amounts due to policyholders pursuant to the terms of the contract.

Other Assets and Liabilities

Other assets primarily consist of net DTAs and other receivables.

Other liabilities primarily consist of payable to parent, derivative liabilities, amounts payable for undelivered securities and reinsurance payables.

15

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 3—SIGNIFICANT ACCOUNTING POLICIES (continued)

Nonadmitted Assets

Under statutory accounting practices, certain assets are designated as nonadmitted assets and are not included in the accompanying Statutory Statements of Financial Position since these assets are not permitted by the Department to be taken into account in determining the Company’s financial condition.

Nonadmitted assets typically include agents’ debit balances, DTAs not realizable within three years, and receivables over ninety days past due. Changes to nonadmitted assets are reported as a direct adjustment to surplus in the accompanying Statutory Statements of Changes in Surplus.

Fair Value of Financial Instruments and Insurance Liabilities

Fair value of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of investments held is reported in Note 6 - Investments. Fair values for derivative instruments are included in Note 7 - Derivative Instruments and Risk Management. Fair values for insurance liabilities are reported in Note 12 - Insurance Liabilities. The aggregate fair value of all financial instruments summarized by type is included in Note 9 - Fair Value Measurements.

Contingencies

Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable.

At the inception of a guarantee, the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee.

Foreign Currency Transactions

For foreign currency items, income and expenses are translated at the average exchange rate for the period while assets and liabilities are translated using the spot rate in effect at the date of the statements. Changes in the asset and liability values due to fluctuations in foreign currency exchange rates are recorded as unrealized capital gains and losses in surplus until the asset is sold or exchanged or the liability is settled. Upon settlement, previously recorded unrealized capital gains and losses are reversed, and the foreign exchange gain or loss for the entire holding period is recorded as a realized capital gain or loss in net income.

16

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 4—BUSINESS RISKS AND UNCERTAINTIES

The Company is exposed to various risks, including, but not limited to, insurance, financial, operational, and regulatory risks.

The Company is regulated by the insurance departments of the states and territories where it is licensed to do business. Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any administrative or legislative proposals, at either the federal or state level, will be adopted in the future, or the effect, if any, such proposals would have on the Company.

The Company’s insurance liabilities and assets under management are exposed to market risk, policyholder behavior risk, and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company’s exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity (“VA”) and certain variable universal life (“VUL”) products issued by the Company. Furthermore, the level of sales of the Company’s insurance and investment products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing products.

The Company is exposed to the risks normally associated with an investment portfolio, which include interest rate, liquidity, credit, and counterparty risks. In addition, the investment portfolio is exposed to climate risk, which may affect the value of the Company’s investments.

The Company is subject to various operational risks that could adversely impact its profitability, notably technology risks, which include cybersecurity. Technology risks may involve failures or inadequacies in the Company’s technology systems, including the risk of damage to or theft of Company information, whether in digital or physical formats, or breaches of the Company’s technology platforms. Operational risks also include business disruption risks, which may involve disruptions to mission-critical business functions as a result of system or infrastructure failures, malicious activity, pandemics, and natural and man-made disasters. Climate change may increase the frequency and severity of certain natural disasters that can lead to operational risks.

The Company continues to monitor the economic environment and other potential impacts relating to the COVID-19 pandemic. The Company has maintained effective operations and levels of policyholder service throughout the course of the pandemic.

17

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS

Changes in Accounting Principles

Accounting changes adopted to conform to the provisions of NAIC SAP or other state prescribed accounting practices are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is generally reported as an adjustment to unassigned surplus in the period of the change in accounting principle. Generally, the cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

The NAIC adopted revisions to SSAP 43R “Loan-Backed and Structured Securities” to require residual tranches of securitizations to be reported as other invested assets at the lower of cost or market. Residual tranches have been defined under SSAP 43R as those investments in a securitization that have no contractual payments, whether principal or interest, or both and where payment to the holders of the instruments only occurs after contractual interest and principal payments have been made to the other tranches in the securitization based on any remaining funds. The Company adopted this guidance at December 31, 2022 and reclassified residual tranches with a book value of $94 million from Bonds to Other invested assets. The reclassification had no impact on income or surplus.

The NAIC adopted revisions to SSAP 25 “Affiliates and Other Related Parties” in 2022 to clarify that for entities not controlled by voting interests, such as limited partnerships, trusts and other special purpose entities, control may be held by a general partner, servicer, or by other arrangements. The ability of the reporting entity or its affiliates to direct the management and policies of an entity through such arrangements shall constitute control as defined in SSAP 25. Updates were also adopted in SSAP 43R to clarify that investments from any arrangement that results in direct or indirect control of an investee, which include but are not limited to control through a servicer or other controlling arrangement, shall be reported as affiliated in accordance with SSAP 25. The Company invests in asset-backed securities issued by securitization vehicles that are managed by its asset management affiliates. These investments do not have any credit risk exposure to affiliates, but are now reported as affiliated investments in Note 6 - Investments based on the revisions adopted. Reporting these investments as affiliated only impacted disclosures and had no impact on the Company’s income or surplus.

The NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) 32 “Preferred Stock.” The revisions include definitions, measurement and impairment guidance. The revisions require perpetual preferred stock and mandatory convertible preferred stock to be reported at fair value, not to exceed any current effective call price, among other changes. The Company adopted this guidance on January 1, 2021, which increased statutory surplus by $14 million.

On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which provides relief from certain requirements under U.S. GAAP. Section 4013 of the CARES Act gives entities temporary relief from the accounting and disclosure requirements for TDRs under U.S. GAAP (ASC 310-40) in certain situations. On April 7, 2020, a group of banking agencies issued an interagency statement, which was reaffirmed by the Financial Accounting Standards Board that also offered some practical expedients for evaluating whether loan modifications that occur in response to COVID-19 pandemic are TDRs. In response to these events, the NAIC adopted a number of accounting Interpretations in 2020, which continued to be effective during part of 2021 to provide similar relief under statutory accounting, INTs 20-03 and 20-07 allowed insurers to make minor, short-term modifications to mortgage loans and debt securities upon request from borrowers experiencing financial difficulty due to COVID-19, without having to evaluate whether such modifications fall within the TDR accounting guidance and potentially have to impair such investments. The Company has granted a number of short-term, minor modifications in its mortgage loan portfolio that allow borrowers not to make contractual payments of principal and/or interest for up to six months with the repayment taking place either at the end of the 6-month deferral period, throughout the life of the investment or at time of maturity. These modifications did not have a material impact on surplus or net income.

18

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 5—RECENT ACCOUNTING PRONOUNCEMENTS (continued)

In 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting under U.S. GAAP. This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022. The Company is performing an ongoing evaluation of the impact of reference rate reform on its contracts and hedging relationships. Since most of the Company’s contracts and hedging relationships are expected to meet the criteria for applying the accounting expedients listed in the Interpretation, reference rate reform has no material impact to the Company’s surplus or net income at December 31, 2022.

In 2020, the Company adopted Principles Based Reserving (“PBR”). Under PBR for individual life products (“VM-20”), reserves are the higher of: a) the reserve using prescribed assumptions or b) the reserve computed using a single prescribed economic scenario or c) the reserve based on a wide range of future economic conditions. Under PBR for VA products (“VM-21”), reserves are the higher of: a) the reserve based on a wide range of future economic conditions computed using prescribed experience factors and b) the reserve based on a wide range of future economic conditions computed using justified company experience factors. For individual life products, the new standards are mandatory for policies issued on or after January 1, 2020 and therefore, there was no impact to surplus on adoption. For VA products, PBR is mandatory for old and new business as of January 1, 2020 and companies are allowed to elect a phase-in period of three years to report the change in reserve valuation basis as described in SSAP No. 51R Life Contracts. This change in valuation basis, which impacts VA reserves written from 1981 to 2019 is permitted under the revisions to the Commissioners Annuity Reserve Valuation Method (“CARVM”) adopted in VM-21, and Actuarial Guideline 43 CARVM for variable annuities (“AG 43”). Since the impact of adopting PBR did not materially increase statutory reserves, the Company recorded the full impact in surplus in 2020 and did not elect the phase-in method.

NOTE 6—INVESTMENTS

Bonds

The carrying value and estimated fair value of bonds by maturity at December 31, 2022 and 2021, were as follows (in millions):

	2022		2021
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$5,257	$5,138	$5,418	$5,507
Due after one year through five years(1)	35,959	34,142	31,066	32,305
Due after five years through ten years	26,066	23,167	27,078	28,537
Due after ten years	26,535	21,485	27,205	30,447

Total	$93,817	$83,932	$90,767	$96,796

(1)

Includes an affiliated bond issued by Madison Capital Funding LLC (“MCF”) and two affiliated bonds issued by NYL Investment Management Holdings LLC (“NYL Investments”). Refer to Note 11 - Related Party Transactions for a more detailed discussion of related party investments.

Corporate bonds are shown based on contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and asset-backed securities (“ABS”) are not due at a single maturity date and therefore are shown based on the expected cash flows of the underlying loans, which includes estimates of anticipated future prepayments.

In addition to the information disclosed above, short-term investments with a carrying value of $2,126 million and $199 million at December 31, 2022 and 2021, respectively, and cash equivalents with a carrying value of $4,485 million and $1,748 million at December 31, 2022 and 2021, respectively, are due in one year or less. Carrying value approximates fair value for these investments.

19

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

At December 31, 2022 and 2021, the distribution of gross unrealized gains and losses on bonds were as follows (in millions):

	2022
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$5,532	$4	$1,209	$4,327
All other governments	172	1	17	156
U.S. special revenue and special assessment	10,805	17	1,329	9,493
Industrial and miscellaneous unaffiliated	73,324	139	7,394	66,069
Parent, subsidiaries, and affiliates(1)	3,149	1	98	3,052
SVO identified funds	835	—	—	835

Total	$93,817	$162	$10,047	$83,932

(1)	The balance includes $200 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2021
	Carrying Value	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. governments	$6,148	$296	$92	$6,352
All other governments	266	21	1	286
U.S. special revenue and special assessment	14,594	1,902	22	16,474
Industrial and miscellaneous unaffiliated	66,739	4,088	269	70,558
Parent, subsidiaries, and affiliates	2,895	111	5	3,001
SVO identified funds	125	—	—	125

Total	$90,767	$6,418	$389	$96,796

Common and Preferred Stocks

The following table presents the carrying value and change in unrealized gains (losses) of common and preferred stocks at December 31, 2022 and 2021 (in millions):

	2022		2021
	Carrying Value	Change in Unrealized Gains (Losses)	Carrying Value	Change in Unrealized Gains (Losses)
Common stocks	$1,236	$(217)	$1,594	$213
Preferred stocks	49	(2)	41	17

Total	$1,285	$(219)	$1,635	$230

Mortgage Loans

The Company’s mortgage loans are diversified by property type, location and borrower, and are collateralized. The maximum and minimum lending rates for new commercial mortgage loans funded during 2022 were 7.8% and 2.3% and funded during 2021 were 11.1% and 1.6%, respectively. For 2022 and 2021, the maximum percentage of any one commercial loan to the value of the collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 92.4% (average percentage was 54.5% and 54.8% at December 31, 2022 and 2021, respectively). For 2022 and 2021, the maximum percentage of any residential loan to the value of the collateral at the time of the loan was 80.0% (average percentage was 49.4% and 52.5% at December 31, 2022 and 2021, respectively). The Company has no significant credit risk exposure to any one individual borrower.

20

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The majority of the Company’s commercial mortgage loans were held in a form of participations with the carrying value of $15,457 million and $14,225 million at December 31, 2022 and 2021, respectively. These loans were originated or acquired by New York Life. Refer to Note 11 - Related Party Transactions for more detail on these transactions.

At December 31, 2022 and 2021, the distribution of the mortgage loan portfolio by property type and geographic location was as follows (in millions):

	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
Property Type:
Apartment buildings	$4,672	30.1%	$4,286	29.9%
Industrial	3,998	25.7	2,890	20.2
Office buildings	3,752	24.1	3,962	27.7
Retail facilities	2,773	17.8	2,853	19.9
Hotels	330	2.1	304	2.1
Other	14	0.2	12	0.1
Residential	5	—	8	0.1

Total	$15,544	100.0%	$14,315	100.0%

	2022		2021
	Carrying Value	% of Total	Carrying Value	% of Total
Geographic Location:
Central	$4,245	27.3%	$3,597	25.2%
Pacific	3,798	24.4	3,457	24.2
South Atlantic	3,598	23.1	3,299	23.0
Middle Atlantic	3,081	19.8	3,123	21.8
New England	805	5.2	821	5.7
Other	17	0.2	18	0.1

Total	$15,544	100.0%	$14,315	100.0%

At December 31, 2022 and 2021, mortgage loans of $110 million and $1 million, respectively, were past due 90 days and over.

The Company maintains a watchlist of commercial mortgage loans that may potentially be impaired. Some of the general guidelines analyzed to include commercial loans within the watchlist are loan-to-value ratio (“LTV”), asset performance such as debt service coverage ratio, lease rollovers, income and expense hurdles, major tenant or borrower issues, the economic climate, and catastrophic events, among others. Collateral securing loans placed on the watchlist generally take priority in being revalued in the Company’s inspection/evaluation commercial loan program that revalues properties securing commercial mortgage loans.

21

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Fair value of the collateral for commercial mortgages (excluding credit loans) over $5 million is generally updated every three years, unless a more current appraisal is warranted. For portfolio loans, which are collateralized by multiple commercial properties, appraisals are done every three years for approximately 50% of the properties in the portfolio. Commercial mortgages less than $5 million have an on-site inspection performed by an external inspection service generally every three years. If the loan is determined to be potentially troubled, the loan is more frequently monitored as to its status. Certain properties that serve as collateral for commercial mortgages have been placed on a different schedule to address additional risks that resulted from the economic shutdown as a result of COVID-19. LTV, which is based on collateral values, is deemed as one of the key mortgage loan indicators to assess credit quality and to assist in identifying problem loans. At December 31, 2022 and 2021, LTVs on the Company’s mortgage loans were as follows (in millions):

	2022
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$14	$107	$—	$—	$—	$—	$—	$121
91% to 95%	—	—	—	110	—	—	—	110
81% to 90%	—	17	—	109	23	—	—	149
71% to 80%	279	257	91	308	40	—	2	977
Below 70%	4,379	3,371	3,907	2,246	267	5	12	14,187

Total	$4,672	$3,752	$3,998	$2,773	$330	$5	$14	$15,544

	2021
Loan to Value % (By Class)	Apartment Buildings	Office Buildings	Industrial	Retail Facilities	Hotels	Residential	Other	Total
Above 95%	$—	$23	$—	$—	$—	$—	$—	$23
91% to 95%	—	—	—	—	—	—	—	—
81% to 90%	—	105	188	—	—	—	—	293
71% to 80%	352	114	178	10	54	1	—	709
Below 70%	3,934	3,720	2,487	2,880	250	7	12	13,290

Total	$4,286	$3,962	$2,853	$2,890	$304	$8	$12	$14,315

At December 31, 2022 and 2021, impaired mortgage loans were as follows (in millions):

	2022
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$—	$1	$—	$—
Commercial	—	—	110	58	8	8

Total	$—	$—	$110	$59	$8	$8

22

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2021
Type	Impaired Loans with Allowance for Credit Losses	Related Allowance	Impaired Loans Without Allowance for Credit Losses	Average Recorded Investment	Interest Income Recognized	Interest Income on a Cash Basis During the Period
Residential	$—	$—	$1	$1	$—	$—
Commercial	23	4	—	4	—	—

Total	$23	$4	$1	$5	$—	$—

Other Invested Assets

The carrying value of other invested assets at December 31, 2022 and 2021 consisted of the following (in millions):

	2022	2021
Investment in MCF	$1,316	$1,487
Limited partnerships and limited liability companies	1,476	1,235
Other investments	623	279
Real estate investment property	93	96
LIHTC investments	197	122
Loan to affiliate	16	18

Total other invested assets	$3,721	$3,237

Net investment income (loss) and change in unrealized gains (losses) for other invested assets for the years ended December 31, 2022, 2021 and 2020 consisted of the following (in millions):

	2022		2021		2020
	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)	Net Investment Income (Loss)	Unrealized Gains (Losses)(1)
Investment in MCF	$176	$29	$137	$169	$65	$(26)
Limited partnerships and limited liability companies	11	(12)	42	176	22	11
Other investments	11	(7)	9	—	8	—
Real estate investment property	22	—	11	—	14	—
LIHTC investments	(10)	—	(12)	—	(12)	—
Loans to affiliates	1	—	—	—	—	—

Total other invested assets	$211	$10	$187	$345	$97	$(15)

(1)	Includes unrealized foreign exchange gains (losses) of $(18) million, less than $1 million, and $3 million in 2022, 2021, and 2020, respectively.

Investment in MCF consists of the Company’s equity investment in this affiliate. The Company owns a majority interest in MCF. Dividends are recorded in Net investment income in the accompanying Statutory Statements of Operations when declared and changes in the equity of this investment are recorded in Change in unrealized capital gains on investments in the accompanying Statutory Statements of Financial Position. On December 31, 2022, the Company transferred $250 million of its equity interest in MCF to Life Insurance Company of North America (“LINA”), a wholly owned subsidiary of New York Life, in exchange for bonds. The Company recognized a $50 million realized gain on the transfer of MCF offset by a $50 million unrealized loss. Refer to Note 11 - Related Party Transactions for more details on other transactions held with MCF.

23

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Limited partnerships and limited liability companies primarily consist of limited partnership interests in mezzanine funds, venture capital funds, real estate funds, and other equity investments. Distributions, other than those deemed a return of capital, are recorded as Net investment income in the accompanying Statutory Statements of Operations. Undistributed earnings are included in Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Capital and Surplus.

Other investments consist primarily of investments in surplus notes, preferred units of limited partnerships, and other investments with characteristics of debt. Interest earned on these investments is included in Net investment income in the accompanying Statutory Statements of Operations.

The Company receives tax credits related to its investments in LIHTC partnerships. The Company’s unexpired tax credits on its investments in LIHTC expire within a range of 2 year to 13 years. During 2022, 2021 and 2020, the Company recorded amortization on these investments under the proportional amortized cost method of $10 million, $12 million, and $12 million, respectively. The Company recorded tax credits and other tax benefits on these investments of $12 million, $15 million, and $15 million for 2022, 2021 and 2020, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 3 years to 16 years. The LIHTC investments are periodically subject to regulatory reviews by housing authorities where the properties are located. The Company is not aware of any adverse issues related to such regulatory reviews.

Assets on Deposit or Pledged as Collateral

At December 31, 2022 and 2021, the Company’s restricted assets (including pledged collateral) were as follows ($ in millions):

	2022
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	185	140	45	—	185	0.1	0.1
Subject to dollar repurchase agreements	—	—	—	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding Federal Home Loan
Bank (“FHLB”) capital stock	38	40	(2)	—	38	0.0	0.0
FHLB capital stock	25	29	(4)	—	25	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0
Pledged as collateral not captured in other categories	3	—	3	—	3	0.0	0.0

Total restricted assets	$930	$888	$42	$—	$930	0.5%	0.5%

24

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2021
	Gross (Admitted and Nonadmitted) Restricted					Percentage
Restricted Asset Category	Total General Account	Total From Prior Year	Increase (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$675	$675	$—	$—	$675	0.4%	0.4%
Subject to reverse repurchase agreements	140	252	(112)	—	140	0.1	0.1
Subject to dollar repurchase agreements	—	1	(1)	—	—	0.0	0.0
Letter stock or securities restricted as to sale -excluding FHLB capital stock	40	20	20	—	40	0.0	0.0
FHLB capital stock	29	22	7	—	29	0.0	0.0
On deposit with states	4	4	—	—	4	0.0	0.0

Total restricted assets	$888	$974	$(86)	$—	$888	0.5%	0.5%

Loaned Securities and Repurchase Agreements

The Company participates in securities lending programs whereby securities, which are included in investments, are loaned to third-parties for the purpose of enhancing income on securities held through reinvestment of cash collateral received upon lending. For securities lending transactions, the Company requires initial collateral, usually in the form of cash, equal to 102% of the fair value of domestic securities loaned. The borrower of the loaned securities is permitted to sell or repledge those securities. At December 31, 2022, the Company recorded cash collateral received under these agreements of $675 million, and established a corresponding liability for the same amount, which is included in Amounts payable under security lending agreements in the accompanying Statutory Statements of Financial Position. For securities lending transactions, the carrying value of securities classified as bonds and on loan at December 31, 2022 was $740 million with a fair value of $657 million. At December 31, 2021, the carrying value was $628 million, with a fair value of $659 million. The reinvested collateral is reported in bonds, and Cash, cash equivalent and short-term investments in the accompanying Statutory Statements of Financial Position. The total fair value of all reinvested collateral positions was $701 million and $694 million at December 31, 2022 and 2021, respectively.

At December 31, 2022, the carrying value and fair value of securities held under agreements to purchase and resell was $185 million, which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of 3 days and a weighted average yield of 4.3%. At December 31, 2021, the carrying value and fair value of securities held under agreements to purchase and resell was $140 million which were classified as tri-party reverse repurchase agreements and included in Cash, cash equivalents, and short-term investments in the accompanying Statutory Statements of Financial Position. The securities had a weighted average maturity of three days and a weighted average yield of 0.1%.

The Company participates in dollar repurchase agreements to sell and repurchase securities. The purchaser of the securities is permitted to sell or repledge those securities. The liability for repurchasing the assets is included in Borrowed money in the accompanying Statutory Statements of Financial Position. At December 31, 2022 and 2021, the Company was not a party to any dollar repurchase agreements in the general account. At December 31, 2022 and 2021, the Company was not a party to any dollar repurchase agreements in the separate accounts.

25

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Collateral Received

At December 31, 2022 and 2021, assets received as collateral reflected within the accompanying Statutory Statements of Financial Position, along with a liability to return such collateral, were as follows ($ in millions):

	2022
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	831	831	0.6	0.6

Total	$1,506	$1,506	1.1%	1.1%

	2021
Cash Collateral Assets	Book/Adjusted Carrying Value	Fair Value	% Total Assets (Admitted and Nonadmitted)	% Total Admitted Assets
Securities lending	$675	$675	0.5%	0.5%
Derivatives	522	522	0.4	0.4

Total	$1,197	$1,197	0.9%	0.9%

	2022		2021
Recognized Liability to Return Collateral	Amount	% Total Liabilities	Amount	% Total Liabilities
Amounts payable under securities lending agreements	$675	0.5%	$675	0.6%
Other liabilities (derivatives)	813	0.6	506	0.4
Separate accounts liabilities (derivatives)	17	—	16	—

Total	$1,506	1.1%	$1,197	1.0%

Cash received on securities lending transactions and repurchase agreements is then reinvested in short-term investments and bonds with various maturities.

Composition of Collateral Received

The following tables present the terms and amounts of cash collateral received under security lending transactions and dollar repurchase agreements for the following types of securities loaned at December 31, 2022 and 2021 (in millions):

	2022
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	$1	$—	$—	$—	$—	$1
Foreign governments	4	—	—	—	—	4
U.S. corporate	538	—	—	—	—	538
Foreign corporate	132	—	—	—	—	132

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

26

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

	2021
	Remaining Contractual Maturity of the Agreements
	Open	30 days or less(1)	31 to 60 days	61 to 90 days	Greater than 90 days	Total
U.S. government corporation & agencies	$5	$—	$—	$—	$—	$5
Foreign governments	5	—	—	—	—	5
U.S. corporate	563	—	—	—	—	563
Foreign corporate	102	—	—	—	—	102

Total general account securities lending transactions	$675	$—	$—	$—	$—	$675

(1)	Less than $1 million of dollar repurchase agreements is in the general account in the U.S. government corporation & agencies category.

At December 31, 2022 and 2021, there were no separate account securities cash collateral received under securities lending agreements.

Reinvestment of Collateral Received

The following tables present the term and aggregate fair value at December 31, 2022 and 2021 from the reinvestment of all collateral received in securities lending and dollar repurchase agreements (in millions):

	2022		2021
Period to Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$—	$—	$—	$—
30 days or less	512	512	344	344
31 to 60 days	—	—	87	87
61 to 90 days	—	—	70	70
91 to 120 days	—	—	37	37
121 to 180 days	—	—	52	52
181 to 365 days	18	18	5	5
1 to 2 years	104	103	33	33
2 to 3 years	68	68	66	66
Greater than 3 years	—	—	—	—

Total collateral reinvested	$702	$701	$694	$694

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

27

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Reverse Repurchase Agreement Transactions

The following table provides contractual maturity, maximum balance during the year, and ending balance for tri-party reverse repurchase agreements at December 31, 2022 and 2021 (in millions):

	2022		2021
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
Open - No Maturity	$—	$—	$—	$—
Overnight	$—	$—	$368	$—
2 Days to 1 Week	$199	$185	$—	$140
> 1 Week to 1 Month	$—	$—	$—	$—
> 1 Month to 3 Months	$—	$—	$—	$—
> 3 Months to 1 Year	$—	$—	$—	$—
> 1 Year	$—	$—	$—	$—

At December 31, 2022 and 2021, the Company did not have any defaulted reverse repurchase agreements.

The following table presents the fair value of securities acquired under tri-party reverse repurchase agreement transactions, which were all NAIC rating of 1, for all four quarters of 2022 and 2021 (in millions):

	Maximum Balance	Ending Balance
Fourth Quarter 2022	$199	$185
Third Quarter 2022	$174	$151
Second Quarter 2022	$141	$131
First Quarter 2022	$141	$131
Fourth Quarter 2021	$221	$140
Third Quarter 2021	$258	$220
Second Quarter 2021	$240	$239
First Quarter 2021	$368	$230

28

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

The following table presents the securities at fair value pledged as collateral used in tri-party reverse repurchase agreement transactions by remaining contractual maturity for four quarters of 2022 and 2021 (in millions):

	Overnight and Continuous	30 days or Less	31 to 90 Days	> 90 Days
Maximum Amount
Fourth Quarter 2022	$—	$—	$—	$203
Third Quarter 2022	$—	$—	$—	$177
Second Quarter 2022	$—	$—	$—	$144
First Quarter 2022	$—	$—	$—	$143
Fourth Quarter 2021	$—	$—	$—	$225
Third Quarter 2021	$—	$—	$—	$263
Second Quarter 2021	$—	$—	$—	$245
First Quarter 2021	$—	$—	$—	$375
Ending Balance
Fourth Quarter 2022	$—	$—	$—	$189
Third Quarter 2022	$—	$—	$—	$154
Second Quarter 2022	$—	$—	$—	$133
First Quarter 2022	$—	$—	$—	$133
Fourth Quarter 2021	$—	$—	$—	$143
Third Quarter 2021	$—	$—	$—	$225
Second Quarter 2021	$—	$—	$—	$244
First Quarter 2021	$—	$—	$—	$235

At December 31, 2022, and 2021, the Company had no recognized receivable for return of collateral or a recognized liability to return collateral.

29

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

Insurer Self-Certified Securities

The following represents securities for which the Company does not have all the information required for the NAIC to provide an NAIC designation, but for which the Company is receiving timely payments of principal and interest. These securities are referred to as “5GI Securities” ($ in millions):

General Account	2022			2021
Investments	Number of 5GI Securities	Carrying Value	Estimated Fair Value	Number of 5GI Securities	Carrying Value	Estimated Fair Value
Bonds—amortized cost	2	$1	$1	2	$1	$1
Loan-backed and structured securities -amortized cost	28	11	12	10	12	14

Total general account	30	$12	$13	12	$13	$15

Separate account:
Loan-backed and structured securities -amortized cost	2	$1	$1	2	$1	$1

Total separate account	2	$1	$1	2	$1	$1

Wash Sales

In the course of the Company’s investment management activities, securities may be sold and repurchased within 30 days of the sale date to meet individual portfolio objectives and to achieve the ongoing rebalancing of exposure.

The details by NAIC designation of 3 or below, or unrated, securities sold during the years ended December 31, 2022 and 2021, and reacquired within 30 days of the sale date are as follows ($ in millions):

2022
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock(1)		1	—	—	—

		1	$—	$—	$—

(1)	Book value of securities sold and cost of securities repurchased are both less than $1 million.

30

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 6—INVESTMENTS (continued)

2021
Description	NAIC Designation	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Realized Gains (Losses)
Bonds	NAIC 3	—	$—	$—	$—
Bonds	NAIC 4	—	—	—	—
Bonds	NAIC 5	—	—	—	—
Bonds	NAIC 6	—	—	—	—
Preferred stock	NAIC 3	—	—	—	—
Preferred stock	NAIC 4	—	—	—	—
Preferred stock	NAIC 5	—	—	—	—
Preferred stock	NAIC 6	—	—	—	—
Common stock		2	1	1	—

		2	$1	$1	$—

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT

The Company uses derivative instruments to manage interest rate, equity and currency risk, and to replicate otherwise permissible investments. These derivative instruments include foreign currency and bond forwards, interest rate and equity options, interest rate and equity futures, interest rate, total return, credit default and foreign currency swaps. The Company does not engage in derivative instrument transactions for speculative purposes.

The Company may enter into exchange traded futures and over-the-counter (“OTC”) derivative instruments. Exchange traded derivatives are executed through regulated exchanges and require initial and daily variation margin collateral postings. The Company is exposed to credit risk resulting from default of the exchange.

OTC derivatives may either be cleared through a clearinghouse (“OTC-cleared”) or transacted between the Company and a counterparty under bilateral agreements (“OTC-bilateral”). Similar to exchange traded futures, OTC-cleared derivatives require initial and daily variation margin collateral postings. When transacting OTC-cleared derivatives, the Company is exposed to credit risk resulting from default of the clearinghouse and/or default of the Futures Commission Merchant (e.g. clearinghouse agent).

When transacting OTC-bilateral derivatives, the Company is exposed to the potential default of its OTC-bilateral counterparty. The Company manages its credit risk by entering into transactions with creditworthy counterparties, using master netting arrangements, and obtaining collateral where appropriate. The Company also deals with a large number of counterparties, thus limiting its exposure to any single counterparty. The Company monitors credit exposures to its OTC-bilateral counterparties by limiting transactions within specified dollar limits and adjusting transaction levels where appropriate, to minimize risk. All of the net credit exposure for the Company from derivatives transactions is with investment-grade counterparties. In addition, certain of the Company’s agreements require that if the Company’s (or its counterparty’s) credit rating were to fall below a specified rating assigned by a credit rating agency, the other party could request immediate payout on all transactions under the agreements or full collateralization of the positions thereunder. The Company’s policy is to not offset amounts for derivatives executed with the same counterparty under the same master netting agreement with the associated collateral.

Collateralization plays a central role in the Company’s mitigation of risk related to derivatives. For OTC-cleared and exchange traded derivatives, the Company obtains collateral through variation margin which is adjusted daily based on the parties’ net derivative position.

31

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

For OTC-bilateral derivatives, the Company obtains collateral in accordance with the terms of credit support annexes (“CSAs”) negotiated as part of the master agreements entered into with most OTC-bilateral counterparties. CSAs define the terms under which collateral is transferred between the parties in order to mitigate credit risk arising from “in the money” derivative positions. The Variation Margin CSA requires that an OTC-bilateral counterparty post collateral to secure its anticipated derivative obligation, taking into account netting arrangements. Cash collateral received by the Company under Variation Margin CSAs is invested in short-term investments. The Company also enters into Initial Margin CSAs with many of its OTC-bilateral counterparties. These documents require additional margin to be posted to and collected from counterparties to OTC-bilateral derivatives to cover market movements over a ten day close-out period. This “initial margin” must be maintained at a third-party custodian, without any right of rehypothecation. Securities posted by the Company as collateral under derivative contracts continue to be reported as assets in the Company’s Statutory Statements of Financial Position. Securities received as collateral under derivative contracts are not reported in the Company’s Statutory Statements of Financial Position.

The Company may be exposed to credit-related losses in the event that an OTC-bilateral counterparty fails to perform its obligations under its contractual terms. In contractual arrangements with OTC-bilateral counterparties that do not include netting provisions, in the event of default, credit exposure is limited to the positive fair value of derivatives at the reporting date. In contractual arrangements with OTC-bilateral counterparties that include netting provisions, in the event of default, credit exposure is limited to the net fair value, if positive, of all derivatives at the reporting date. At December 31, 2022 and 2021, the Company held collateral for derivatives of $710 million and $377 million, respectively, including $169 million and $48 million, respectively, of securities. Fair value of derivatives in a net asset position, net of collateral, was $7 million and less than $1 million at December 31, 2022 and 2021, respectively.

Interest Rate Risk Management

The Company enters into interest rate derivatives primarily to minimize exposure to fluctuations in interest rates on assets and liabilities held by the Company.

Interest rate swaps are used by the Company to hedge interest rate risk for individual and portfolios of assets. Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between interest amounts calculated by reference to an agreed upon notional value. Generally, no cash is exchanged at the onset of the contract and no principal payments are made by either party. The Company does not act as an intermediary or broker in interest rate swaps.

Interest rate (Treasury) futures are used by the Company to manage duration of the Company’s fixed income portfolio. Interest rate futures are exchange traded contracts to buy or sell a bond at a specific price at a future date.

Interest rate options are used by the Company to hedge the risk of increasing interest rates on policyholder liabilities. Under these contracts, the Company will receive payments from counterparties should an agreed upon interest rate level be reached and payments will continue to increase under the option contract until an agreed upon interest rate ceiling, if applicable.

Currency Risk Management

The primary purpose of the Company’s foreign currency hedging activities is to protect the value of foreign currency denominated assets from the risk of changes in foreign exchange rates.

Foreign currency swaps are agreements with other parties to exchange, at specified intervals, principal and interest in one currency for the same in another, at a fixed exchange rate, which is generally set at inception and calculated by reference to an agreed upon notional value. Generally, only principal payments are exchanged at the onset and the end of the contract.

Foreign currency forwards involve the exchange of foreign currencies at a specified future date and at a specified price. No cash is exchanged at the time the agreement is entered into.

32

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

Equity Risk Management

The Company purchases equity options and equity futures to minimize exposure to the equity risk associated with guarantees on certain underlying policyholder liabilities. There are upfront fees paid related to option contracts at the time the agreements are entered into.

The Company enters into total return swaps to hedge equity exposure in the general account portfolio.

Replication Transactions

Bond forwards are paired with other investment grade bonds in replication transactions to generate the return and price risk of long-dated fixed income securities.

Credit default swaps are paired with investment grade bonds in replication transactions to generate the return and price risk of long dated corporate bonds.

The following tables present the notional amount, gross fair value and carrying value of derivative instruments that are qualifying and designated for hedge accounting, by type of hedge designation, and those that are not designated for hedge accounting at December 31, 2022 and 2021 (in millions):

	2022
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$277	$29	$1	$25	$—
Interest rate swaps	Interest	12	1	—	—	—

Subtotal cash flow hedges		289	30	1	25	—
Replications:
Bond forwards	Interest	900	—	308	—	—
Credit default swaps	Interest	250	3	—	3	—

Subtotal replications		1,150	3	308	3	—

Total derivatives qualifying and designated		1,439	33	309	28	—

Derivatives not designated:
Foreign currency forwards	Currency	335	5	12	5	12
Foreign currency swaps	Currency	4,313	721	4	721	4
Futures	Interest	173	—	—	—	—
Equity options	Equity	3,391	52	—	52	—
Interest rate options	Interest	6,015	73	—	73	—
Interest rate swaps	Interest	8,588	481	310	481	310

Total derivatives not designated		22,815	1,332	326	1,332	326

Total derivatives		$24,254	$1,365	$635	$1,360	$326

(1)

Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2)	For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3)

The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

33

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

	2021
	Primary Risk Exposure	Notional Amount(1)	Fair Value(2)		Carrying Value(3)
Derivative Type			Asset	Liability	Asset	Liability
Derivatives qualifying and designated:
Cash flow hedges:
Foreign currency swaps	Currency	$286	$13	$9	$14	$9
Interest rate swaps	Interest	12	3	—	—	—

Subtotal cash flow hedges		298	16	9	14	9
Replications:
Bond forwards	Interest	1,000	5	39	—	—
Credit default swaps	Interest	50	1	—	1	—

Subtotal replications		1,050	6	39	1	—

Total derivatives qualifying and designated		1,348	22	48	15	9

Derivatives not designated:
Foreign currency forwards	Currency	274	6	—	6	—
Foreign currency swaps	Currency	3,854	313	16	313	16
Futures	Interest	15	—	—	—	—
Equity options	Equity	908	11	—	11	—
Interest rate options	Interest	6,327	16	—	16	—
Interest rate swaps	Interest	2,846	220	—	220	—

Total derivatives not designated		14,224	566	16	566	16

Total derivatives		$15,572	$588	$64	$581	$25

(1)

Notional amount of derivative instruments provides a measure of involvement in these types of transactions and generally does not represent the amount exchanged between the parties engaged in the transaction.

(2)	For a discussion of valuation methods for derivative instruments refer to Note 9 - Fair Value Measurements.
(3)

The carrying value of derivatives in an asset position is reported within Other investments and the carrying value of derivatives in a liability position is reported within Other liabilities in the accompanying Statutory Statements of Financial Position.

Derivatives Qualifying and Designated

Cash Flow Hedges

The Company’s cash flow hedges primarily include hedges of floating rate securities and foreign currency denominated assets. Derivative instruments used in cash flow hedges that meet criteria indicating that they are highly effective are valued and reported in a manner that is consistent with the hedged asset.

The Company designates and accounts for the following qualified cash flow hedges: (1) interest rate swaps used to convert floating rate investments to fixed rate investments; (2) foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

34

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 7—DERIVATIVE INSTRUMENTS AND RISK MANAGEMENT (continued)

The following table presents the effects of derivatives in cash flow hedging relationships for the years ended December 31, 2022, 2021 and 2020 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2022	2021	2020	2022	2021	2020	2022	2021	2020
Foreign currency swaps	$20	$11	$(12)	$1	$2	$—	$3	$2	$2
Interest rate swaps	—	—	—	—	—	—	—	1	1

Total	$20	$11	$(12)	$1	$2	$—	$3	$3	$3

(1)	The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Replications

The following table presents the effects of derivatives in replication relationships for the years ended December 31, 2022, 2021 and 2020 (in millions):

	Gain or (Loss) Recognized in Surplus(1)			Gain or (Loss) Recognized in Net Realized Capital Gains (Losses)			Gain or (Loss) Recognized in Net Investment Income
Derivative Type	2022	2021	2020	2022	2021	2020	2022	2021	2020
Bond forwards	$—	$—	$—	$(29)	$(173)	$—	$12	$19	$17
Credit default swaps	—	—	—	—	—	—	1	—	—

Total	$—	$—	$—	$(29)	$(173)	$—	$13	$19	$17

(1)	The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital losses on investments in the accompanying Statutory Statements of Changes in Surplus.

Derivatives Not Designated

The following table summarizes the surplus and net income impact on derivative instruments not designated for the years ended December 31, 2022, 2021 and 2020 (in millions):

	Surplus(1)			Net Realized Capital Gains (Losses)			Net Investment Income
Derivative Type	2022	2021	2020	2022	2021	2020	2022	2021	2020
Equity options	$(14)	$5	$5	$(8)	$(4)	$—	$—	$—	$(4)
Foreign currency forwards	(13)	19	(12)	39	—	(6)	—	—	—
Foreign currency swaps	420	161	(109)	(12)	(3)	13	61	42	47
Futures	—	—	—	(5)	(87)	—	—	—	—
Interest rate options	40	3	14	1	5	(1)	(3)	(6)	(20)
Interest rate swaps	(59)	(27)	178	—	(4)	(29)	(3)	22	18
Total return swap	—	73	(73)	—	(147)	—	—	—	—

Total	$374	$234	$3	$15	$(240)	$(23)	$55	$58	$41

(1)	The amount of gain (loss) recognized in surplus is reported as a Change in net unrealized capital gains on investments in the accompanying Statutory Statements of Changes in Surplus.

35

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS

Separate Accounts Activity

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions, including VUL insurance products guaranteed, VUL insurance products non-guaranteed,VA products non-guaranteed, UL insurance products guaranteed.

In accordance with the domiciliary state procedures for approving items within separate accounts, the classification of the separate accounts is subject to Section 2932 of the Delaware Insurance Code and the regulations thereunder. Assets of guaranteed separate accounts are invested in accordance with the provisions of Chapter 13 of the Delaware Insurance Code.

All items that were permitted for separate accounts reporting were supported by state statute.

The assets legally and not legally insulated from the general account at December 31, 2022 and 2021 are attributed to the following products or transactions (in millions):

	2022		2021
Product/Transaction	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(1)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)(2)
VA products non-guaranteed	$32,602	$38	$39,321	$38
VUL insurance products non-guaranteed	10,550	2	12,508	22
UL insurance products guaranteed	6,404	34	6,385	33
VUL insurance products guaranteed	156	22	169	8

Total	$49,712	$96	$58,383	$101

(1)

Separate accounts assets classified as not legally insulated support $40 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $31 million of surplus, $20 million of derivatives, $3 million of other liabilities, and $2 million of payable for securities.

(2)

Separate accounts assets classified as not legally insulated support $41 million of remittances and items not allocated and other transfers to the general account due or accrued (net), $21 million of derivatives, $20 million of payable for securities, $5 million of other liabilities, and $14 million of surplus.

Guaranteed Separate Accounts

The Company maintains four guaranteed separate accounts for UL insurance policies and one guaranteed separate accounts for a private placement VUL policy, with assets of $6,615 million and $6,595 million at December 31, 2022 and 2021, respectively. These accounts provide a guarantee of principal and interest with a market value adjustment imposed upon certain surrenders. A transfer adjustment charge is imposed upon certain transfers. Interest rates on these contracts may be adjusted periodically. The assets of these separate accounts are stated at amortized cost up to the value of policyholder reserves and at fair value thereafter. Certain derivatives not qualifying for hedge accounting are stated at fair value.

Non-Guaranteed Separate Accounts

The Company maintains non-guaranteed separate accounts for its VA and VUL products, some of which are registered with the Securities and Exchange Commission. Assets in non-guaranteed separate accounts were $43,193 million and $51,889 million at December 31, 2022 and 2021, respectively. The assets of these separate accounts represent investments in shares of New York Life sponsored MainStay VP Funds Trust and other non-proprietary insurance-dedicated funds.

36

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

Certain of these variable contracts have guaranteed minimum death benefit (“GMDB”) and guaranteed minimum accumulation benefit (“GMAB”) features that are guaranteed by the assets of the general account.

To compensate the general account for the risk taken, the separate accounts have paid risk charges as follows for the past five years (in millions):

Year	Amount
2022	$67
2021	$62
2020	$57
2019	$54
2018	$54

The general account of the Company made payments toward separate accounts guarantees as follows for the past five years (in millions):

Year	Amount
2022	$12
2021	$4
2020	$5
2019	$3
2018	$7

The general account holds reserves on these guarantees. Refer to Note 12—Insurance Liabilities for discussion of GMAB and GMDB reserves.

Information regarding the separate accounts of the Company at and for the years ended December 31, 2022 and 2021 is as follows (in millions):

	2022
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$2,539	$2,539

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$42,088	$42,088
Amortized cost	6,035	516	—	6,551

Total reserves	$6,035	$516	$42,088	$48,639

By withdrawal characteristics:
With fair value adjustment	$6,035	$516	$—	$6,551
At fair value	—	—	42,088	42,088

Total reserves	$6,035	$516	$42,088	$48,639

37

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 8—SEPARATE ACCOUNTS (continued)

	2021
	Non-Indexed Guarantee Less than / Equal to 4%	Non-Indexed Guarantee More than 4%	Non- Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$150	$—	$3,908	$4,058

Reserves at 12/31:
For accounts with assets at:
Fair value	$—	$—	$50,655	$50,655
Amortized cost	6,034	508	—	6,542

Total reserves	$6,034	$508	$50,655	$57,197

By withdrawal characteristics:
With fair value adjustment	$6,034	$508	$—	$6,542
At fair value	—	—	50,655	50,655

Total reserves	$6,034	$508	$50,655	$57,197

The following is a reconciliation of net transfers to (from) the general account to the separate accounts (in millions):

	2022	2021	2020
Transfers to separate accounts	$2,540	$4,058	$2,481
Transfers from separate accounts	(2,096)	(2,211)	(1,771)

Net transfers to separate accounts	$444	$1,847	$710

Reconciling Adjustment:
Change in reserve valuation basis(1)	$—	$62	$—

Net transfers to separate accounts	$444	$1,909	$710

(1)	Refer to Note 12 - Insurance liabilities for more details on change in reserve valuation basis.

NOTE 9—FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, “Fair Value Measurements”. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

Level 1	Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. Active markets are defined as a market in which many transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	Observable inputs other than level 1 prices, such as quoted prices in active markets for similar assets or liabilities; quoted prices in markets that are not active for identical or similar assets or liabilities, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Valuations are generally obtained from third-party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs.

38

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Level 3	Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect management’s own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3.

Determination of Fair Value

The Company has an established and well-documented process for determining fair value. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from nationally recognized third-party pricing services. For most private placement securities, the Company applies a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. For private placement securities that cannot be priced through these processes, the Company uses internal models and calculations. All other securities are submitted to independent brokers for prices. The Company performs various analyses to ascertain that the prices represent fair value. Examples of procedures performed include, but are not limited to, back testing recent trades, monitoring trading volumes, and performing variance analysis of monthly price changes using different thresholds based on asset type. The Company also performs an annual review of all third-party pricing services. During this review, the Company obtains an understanding of the process and sources used by the pricing service to ensure that they maximize the use of observable inputs, the pricing service’s frequency of updating prices, and the controls that the pricing service uses to ensure that their prices reflect market assumptions. The Company also selects a sample of securities and obtains a more detailed understanding from each pricing service regarding how they derived the price assigned to each security. Where inputs or prices do not reflect market participant assumptions, the Company will challenge these prices and apply different methodologies that will enhance the use of observable inputs and data. The Company may use non-binding broker quotes or internal valuations to support the fair value of securities that go through this formal price challenge process. At December 31, 2022, the Company did not have any price challenges on general account and separate account securities for what it received from third party pricing services. At December 31, 2021, the Company challenged the price it received from third party pricing services on general account securities with a book value of $14 million and a market value of $15 million. The Company did not have any price challenges on separate account securities from what it received from third party pricing services.

In addition, the Company has a pricing committee that provides oversight over the Company’s prices and fair value process for securities. The committee meets quarterly and is responsible for the review and approval of the Company’s valuation procedures. The committee is also responsible for the review of pricing exception reports as well as the review of significant inputs used in the valuation of assets that are valued internally.

39

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the estimated fair value and carrying value of the Company’s financial instruments at December 31, 2022 and 2021 (in millions):

	2022
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$83,932	$93,817	$835	$79,509	$3,588	$—
Preferred stocks	49	49	—	15	34	—
Common stocks(1)	1,236	1,236	1,057	7	116	56
Mortgage loans	14,360	15,544	—	—	14,360	—
Cash, cash equivalents and short-term investments	6,401	6,401	170	6,231	—	—
Derivatives	1,365	1,360	—	1,361	4	—
Derivatives collateral	306	306	—	306	—	—
Other invested assets(1)	528	528	—	114	414	—
Investment income due and accrued	851	851	—	851	—	—
Separate accounts assets	49,048	49,808	42,069	4,838	994	1,147

Total assets	$158,076	$169,900	$44,131	$93,232	$19,510	$1,203

Liabilities:
Deposit fund contracts:
Annuities certain	$1,010	$1,077	$—	$—	$1,010	$—
Derivatives	635	326	—	635	—	—
Derivatives collateral	813	813	—	813	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	140	140	—	140	—	—
Separate accounts liabilities - derivatives	27	22	—	22	5	—

Total liabilities	$3,300	$3,053	$—	$2,285	$1,015	$—

(1)	Excludes investments accounted for under the equity method.

40

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

	2021
	Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV as a Practical Expedient
Assets:
Bonds	$96,796	$90,767	$125	$93,085	$3,586	$—
Preferred stocks	41	41	—	7	34	—
Common stocks(1)	1,594	1,594	1,419	13	74	88
Mortgage loans	14,817	14,315	—	—	14,817	—
Cash, cash equivalents and short-term investments	1,763	1,763	186	1,577	—	—
Derivatives	588	581	—	588	—	—
Derivatives collateral	36	36	—	36	—	—
Other invested assets(1)	413	379	—	138	275	—
Investment income due and accrued	715	715	—	715	—	—
Separate accounts assets	58,840	58,484	50,823	5,773	1,159	1,085

Total assets	$175,603	$168,675	$52,553	$101,932	$19,945	$1,173

Liabilities:
Deposit fund contracts:
Annuities certain	$1,038	$1,016	$—	$—	$1,038	$—
Derivatives	64	25	—	64	—	—
Derivatives collateral	506	506	—	506	—	—
Amounts payable under securities lending agreements	675	675	—	675	—	—
Payable to parent and affiliates	116	116	—	116	—	—
Separate accounts liabilities - derivatives	21	21	—	21	—	—

Total liabilities	$2,420	$2,359	$—	$1,382	$1,038	$—

(1)	Excludes investments accounted for under the equity method.

Bonds

For U.S. SAP, bonds reported as Level 1 represent investments in certain SVO approved ETF and mutual funds. Valuation of these securities is based on unadjusted quoted prices in active markets that are readily and regularly available. All other ETFs and mutual funds are classified and accounted for as common stock.

Securities priced using a pricing service are generally classified as Level 2. Third-party pricing services generally use an income-based valuation approach by using a discounted cash-flow model or it may also use a market approach by looking at recent trades of a specific security to determine fair value on public securities or a combination of the two. Typical inputs used by these pricing services include, but are not limited to: benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds, which the Company has determined are observable inputs.

Private placement securities are primarily priced using a market approach such as a matrix-based pricing methodology, which uses spreads derived from third-party benchmark bond indices. Specifically, the Barclays Investment Grade Corporate Index is used for investment-grade securities and the Citi High Yield Cash Index is used for below investment-grade securities. These indices are two widely recognized, reliable and well regarded benchmarks by participants in the financial services industry, which represent the broader U.S. public bond markets. The spreads derived from each matrix are adjusted for liquidity. The liquidity premium is standardized and based on market transactions. These securities are classified as Level 2.

41

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Certain private placement securities that cannot be priced using the matrix pricing described above, are priced by an internally developed discounted cash flow model or are priced based on internal calculations. The model uses observable inputs with a discount rate based off spreads of comparable public bond issues, adjusted for liquidity, rating and maturity. The Company assigns a credit rating for private placement securities based upon internal analysis. The liquidity premium is usually based on market transactions. These securities are classified as Level 2.

For some of the private placement securities priced through the model, the liquidity adjustments may not be based on market data, but rather, calculated internally. If the impact of the liquidity adjustment, which usually requires the most judgment, is not significant to the overall value of the security, the security is still classified as Level 2. If it is deemed to be significant, the security is classified as Level 3.

The valuation techniques for most Level 3 bonds are generally the same as those described in Level 2. However, if the investments are less liquid or are lightly traded, there is generally less observable market data, and therefore these investments will be classified as Level 3. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. In addition, certain securities are priced based upon internal valuations using significant unobservable inputs. If a security could not be priced by a third-party vendor or through internal pricing models, broker quotes are received and reviewed by each investment analyst. These inputs may not be observable. Therefore, Level 3 classification is determined to be appropriate.

Included in bonds are affiliated bonds from MCF and NYL Investments. The affiliated bond from MCF had a carrying value of $2,187 million and a fair value of $2,128 million at December 31, 2022, and a carrying value of $2,134 million and a fair value of $2,201 million at December 31, 2021. The fair value of this security is calculated internally and may include inputs that may not be observable. Therefore, this security is classified as Level 3. Also included in bonds is an affiliated bond from NYL Investments which had a carrying value of $762 million and fair value of $729 million at December 31, 2022, and a carrying value of $762 million and a fair value of $800 million at December 31, 2021. The fair value of this security is calculated internally using observable inputs and is therefore classified as Level 2.

Preferred Stocks

Preferred stocks valued using prices from third-party pricing services generally use a discounted cash flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. Preferred stocks classified as Level 3 are valued based on internal valuations where significant inputs are deemed to be unobservable.

Common Stocks

These securities are comprised of exchange traded U.S. and foreign common stock and mutual funds. The fair value of these securities is primarily based on unadjusted quoted prices in active markets that are readily and regularly available and are classified as Level 1. Common stocks that do not trade in an active market and are valued based on prices obtained from independent pricing vendors using unadjusted quoted prices in active markets for similar securities that are readily and regularly available are classified as level 2. Common stocks priced through an internal valuation where significant inputs are deemed to be unobservable, including securities issued by government organizations where fair value is fixed, are classified as Level 3. For common stocks that do not have a readily available fair value, net asset value (“NAV”) is used as a practical expedient.

Mortgage Loans

The estimated fair value of mortgage loans is determined using an income approach, based upon the present value of the expected cash flows discounted at an interpolated treasury yield plus a spread. The spread is based on management’s judgment and assumptions, which takes into account matters such as property type, LTV and remaining term of each loan, etc. The spread is a significant component of the pricing inputs, and therefore, these investments are classified as Level 3.

42

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Cash, Cash Equivalents, Short-term Investments and Investment Income Due and Accrued

Cash on hand and money market mutual funds are classified as Level 1. Cash overdrafts (i.e. outstanding checks) are classified as Level 2. Due to the short-term maturities of cash equivalents, short term investments, and investment income due and accrued, carrying value approximates fair value and is classified as Level 2.

Derivatives

The fair value of derivative instruments is generally derived using valuation models that use an income approach, except for derivatives that are exchange-traded, which are valued using quoted prices in an active market. Where valuation models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation model inputs include contractual terms, yield curves, foreign exchange rates, equity prices, credit curves, measures of volatility and other factors. Exchange-traded derivatives are valued using a market approach as fair value is based on quoted prices in active market and are classified as Level 1. OTC derivatives that trade in liquid markets, where model inputs are observable for substantially the full term, are classified as Level 2. Derivatives that are valued based upon models with any significant unobservable market inputs or inputs from less actively traded markets, or where the fair value is solely derived using broker quotations, are classified as Level 3.

Derivatives Collateral

The carrying value of these instruments approximates fair value since these assets and liabilities are generally short-term in nature and are classified as Level 2.

Other Invested Assets

Other invested assets are principally comprised of LIHTC investments and surplus notes, an affiliated loan, preferred units of a limited partnership, and other investments with characteristics of debt. Surplus Notes are valued using prices from third-party pricing services that generally use a discounted cash-flow model or a market approach to arrive at the security’s fair value and are classified as Level 2. The fair value of the affiliated loan and the LIHTC investments is derived using an income valuation approach, which is based on a discounted cash flow calculation using a discount rate that is determined internally and therefore classified as Level 3 (refer to Note 6—Investments for details on LIHTC investments). The fair value of investments with debt characteristics and the fair value of the majority of residual tranches of securitizations is derived using an income valuation approach, which is based on a discounted cash flow calculation that may or may not use observable inputs and therefore is classified as Level 3. The fair value of the preferred units in a limited partnership is derived internally based on market comparable preferred units and recent transactions by the limited partnership. The valuation technique used required inputs that were both unobservable and significant and therefore classified as Level 3.

Separate Accounts Assets

Separate accounts assets reported as Level 1 in the fair value hierarchy are mostly comprised of ETFs, common stocks and actively traded open-end mutual funds with a daily NAV. The NAV can be observed by redemption and subscription transactions between third parties, or may be obtained from third-party asset managers. Common stocks are generally traded on an exchange. Separate accounts assets reported as Level 2 relate to investments in U.S. government and treasury securities, corporate bonds and mortgage-backed securities. These separate accounts assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

Separate accounts assets reported as Level 3 relate to investments in corporate bonds. These are instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

43

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables provide additional information for investments that are measured at fair value using NAV as a practical expedient, as allowed under authoritative guidance, for investments that meet specified criteria (in millions):

2022
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge Fund	Multi-Strategy	$1,067	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
	Fixed Income
Hedge Fund	Arbitrage	27	—	Quarterly	100 days or less
Hedge Fund	Sector Investing	24	—	Monthly	30 days
Hedge Fund	Long/Short Equity	4	—	Monthly	30 days
Private Equity	Venture Capital	25	—	Quarterly	95 days
Mutual Fund	Multi Strategy, Global Allocation	56	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,203	$—

2021
Category of Investment	Investment Strategy	Fair Value Determined using NAV	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Hedge fund	Multi-strategy	$1,027	$—	Monthly, Quarterly, Semi Annually and Annually	180 days or less
Hedge fund	Sector investing	27	—	Monthly	30 days
	Fixed Income
Hedge fund	Arbitrage	4	—	Quarterly	100 days or less
Hedge fund	Long/short equity	3	—	Monthly	30 days
Private Equity	Venture Capital	24	—	Quarterly	95 days
Mutual Fund	Multi-strategy, Global Allocation	88	—	Quarterly, Weekly	5 days - 45 days (Assets subject to lock up periods)

		$1,173	$—

Annuities Certain

Fair values for annuities certain liabilities are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Accounts Liabilities – Derivatives

For separate accounts derivative instruments, fair value is determined using the same procedures as the general account disclosed above.

44

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The following tables present the balances of assets and liabilities measured at fair value at December 31, 2022 and 2021 (in millions):

	2022
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$835	$—	$—	$—	$835
Non-agency ABS	—	—	6	—	6

Total bonds	835	—	6	—	841
Preferred stocks	—	15	34	—	49
Common stocks	1,057	7	116	56	1,236
Derivatives	—	1,328	4	—	1,332
Separate accounts assets	42,046	9	17	1,147	43,219
Other invested assets	—	—	87	—	87

Total assets at fair value	$43,938	$1,359	$264	$1,203	$46,764

Liabilities at fair value
Derivatives	$—	$326	$—	$—	$326
Separate accounts liabilities - derivatives(1)	—	3	—	—	3

Total liabilities at fair value	$—	$329	$—	$—	$329

(1)	Separate account contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

	2021
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	NAV as a Practical Expedient	Total
Assets at fair value
Bonds
SVO-identified bond ETF	$125	$—	$—	$—	$125
Foreign corporate	—	4	—	—	4
Non-agency ABS	—	—	12	—	12

Total bonds	125	4	12	—	141
Preferred stocks	—	7	34	—	41
Common stocks	1,419	13	74	88	1,594
Derivatives	—	566	—	—	566
Separate accounts assets	50,803	2	8	1,085	51,898
Other invested assets	—	—	87	—	87

Total assets at fair value	$52,347	$592	$215	$1,173	$54,327

Liabilities at fair value
Derivatives	$—	$16	$—	$—	$16
Separate accounts liabilities - derivatives(1)	—	4	—	—	4

Total liabilities at fair value	$—	$20	$—	$—	$20

(1)	Separate accounts contract holder liabilities are not included in the table as they are reported at contract value and not fair value in the Company’s statutory financial statements.

45

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

The tables below present a rollforward of Level 3 assets and liabilities for the years ended December 31, 2022 and 2021 (in millions):

2022
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	12	—	(3)	—	(1)	7	—	—	(9)	6

Total bonds	12	—	(3)	—	(1)	7	—	—	(9)	6
Preferred Stocks	34	—	—	—	—	—	—	—	—	34
Common stocks	74	—	—	—	46	2	—	(6)	—	116
Derivatives	—	—	—	(3)	7	—	—	—	—	4
Separate accounts assets	8	—	—	(1)	10	—	—	—	—	17
Other invested assets	87	—	—	—	—	—	—	—	—	87

Total	$215	$—	$(3)	$(4)	$62	$9	$—	$(6)	$(9)	$264

2021
	Balance at 1/1	Transfers into Level 3	Transfers out of Level 3	Total Gains (Losses) Included in Net Income	Total Gains (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Balance at 12/31
Bonds:
U.S. corporate	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-agency ABS	—	11	—	(1)	(1)	3	—	—	—	12

Total bonds	—	11	—	(1)	(1)	3	—	—	—	12
Preferred stocks	—	5	—	—	29	—	—	—	—	34
Common stocks	55	—	(4)	30	17	7	—	(31)	—	74
Derivatives	—	—	—	(6)	6	—	—	—	—	—
Separate accounts assets	3	—	—	2	3	—	—	—	—	8
Other invested assets	—	87	—	—	—	—	—	—	—	87

Total	$58	$103	$(4)	$25	$54	$10	$—	$(31)	$—	$215

Transfers Between Levels

Transfers between levels may occur due to changes in valuation sources, or changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads, or as a result of a security measured at amortized cost at the beginning of the period, but measured at estimated fair value at the end of the period, or vice versa due to a ratings downgrade or upgrade.

Transfers into and out of Level 3

The Company’s basis for transferring assets and liabilities into and out of Level 3 is based on changes in the observability of data, a change in the security’s measurement.

Transfers into Level 3 is less than $1 million for the year ended December 31, 2022, which primarily relates to a U.S. corporate security measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $3 million for the year ended December 31, 2022, which primarily relates to non-agency asset-backed securities measured at fair value at the beginning of the period and measured at amortized cost at the end of the period.

46

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 9—FAIR VALUE MEASUREMENTS (continued)

Transfers into Level 3 totaled $103 million for the year ended December 31, 2021, which primarily relates to Stone Ridge Holdings Group preferred shares in other invested assets of $87 million and perpetual preferred stocks of $5 million which both were measured at fair value effective 2021, and $11 million of non-agency asset backed securities that were measured at amortized cost at the beginning of the period and measured at fair value at the end of the period. Transfers out of Level 3 totaled $4 million for the year ended December 31, 2021, which primarily relates to common stock securities that had a level change due to the use of a quoted price in an active market.

There were no liabilities measured at fair value at December 31, 2022 and 2021.

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES

The components of net investment income for the years ended December 31, 2022, 2021, and 2020 were as follows (in millions):

	2022	2021	2020
Bonds	$3,361	$3,319	$3,364
Common stocks - unaffiliated	23	32	25
Mortgage loans	638	632	622
Policy loans	53	64	46
Other invested assets[1]	221	197	106
Short-term investments	55	2	11
Derivative instruments	71	80	61

Gross investment income	4,422	4,326	4,235
Investment expenses	(192)	(169)	(171)

Net investment income	4,230	4,157	4,064
Net gain from separate accounts	46	56	44
Amortization of IMR	28	48	32

Net investment income, including net gain from separate accounts and amortization of IMR	$4,304	$4,261	$4,140

(1)	Includes real estate net investment income of $22 million, $11 million, and $14 million for the years ended December 31, 2022, 2021, and 2020, respectively.

Due and accrued investment income is excluded from surplus when amounts are over 90 days past due or collection is uncertain. At December 31, 2022 and 2021 there was no due and accrued investment income that was nonadmitted on bonds.

The following table shows the Company’s securities redeemed or otherwise disposed of as a result of a callable feature (including make whole call provisions) or tender and the amount of investment income generated as a result of a prepayment penalty and/or acceleration fee ($ in millions):

	2022		2021		2020
	General Account(1)	Separate Account	General Account(1)	Separate Account	General Account(1)	Separate Account
Number of cusips	146	77	302	177	245	134
Investment income	$39	$3	$137	$8	$87	$5

(1)	Included in the net investment income on bonds. Refer to net investment income table above.

47

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

For the years ended December 31, 2022, 2021, and 2020, net realized capital gains (losses) were as follows (in millions):

	2022	2021	2020
Bonds	$(110)	$160	$24
Mortgage loans	(12)	4	(84)
Common and preferred stocks	45	73	50
Other invested assets	18	(9)	(19)
Derivatives	(12)	(408)	(23)

Net realized capital (losses) gains before tax and transfers to the IMR	(71)	(180)	(52)
Less:
Capital gains tax expense	16	47	62
Net realized capital (losses) gains after tax transferred to IMR	(50)	(70)	63

Net realized capital losses after tax and transfers to the IMR	$(37)	$(157)	$(177)

Proceeds from investments in bonds sold were $3,940 million, $1,857 million, and $2,460 million for the years ended December 31, 2022, 2021, and 2020, respectively. Gross gains of $42 million, $169 million, and $170 million in 2022, 2021 and 2020, respectively, and gross losses of $78 million, $26 million, and $19 million in 2022, 2021, and 2020, respectively, were realized on these sales. The Company computes gains and losses on sales under the specific identification method.

The following table provides a summary of OTTI losses included as realized capital losses for the years ended December 31, 2022, 2021 and 2020 (in millions):

	2022	2021	2020
Bonds	$72	$23	$129
Common and preferred stocks	14	3	17
Other invested assets	27	6	19
Mortgage Loans	12	—	84

Total	$125	$32	$249

Refer to Note 19 - Loan-Backed and Structured Security Impairments for a list with each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current reporting period.

48

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

The following tables present the Company’s gross unrealized losses and fair values for bonds and equity securities aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2022 and 2021 (in millions):

	2022
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$3,921	$1,185	$132	$24	$4,053	$1,209
All other governments	98	11	34	6	132	17
U.S. Special Revenue and Special Assessment	8,247	1,291	208	38	8,455	1,329
Industrial and miscellaneous unaffiliated	55,347	6,524	6,734	870	62,081	7,394
Parent, subsidiaries, and affiliates(2)	2,789	76	208	22	2,997	98

Total bonds	70,402	9,087	7,316	960	77,718	10,047

Equity securities (unaffiliated)
Common stocks	1,048	77	19	—	1,067	77
Preferred stocks	3	1	—	—	3	1

Total equity securities	1,051	78	19	—	1,070	78

Total	$71,453	$9,165	$7,335	$960	$78,788	$10,125

(1)	Includes unrealized losses related to NAIC 6 bonds of less than $1 million included in the statutory carrying amount.
(2)	The unrealized losses include $3 million of ABS investments that are managed by affiliates of the Company but have no credit risk exposure to those affiliates.

	2021
	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses(1)
Bonds
U.S. governments	$2,027	$70	$280	$22	$2,307	$92
All other governments	61	1	—	—	61	1
U.S. Special Revenue and Special
Assessment	893	17	131	5	1,024	22
Industrial and miscellaneous unaffiliated	11,944	214	1,501	56	13,445	270
Parent, subsidiaries, and affiliates	—	—	157	5	157	5

Total bonds	14,925	302	2,069	88	16,994	390

Equity securities (unaffiliated)
Common stocks	226	9	—	—	226	9
Preferred stocks	—	—	—	—	—	—

Total equity securities	226	9	—	—	226	9

Total	$15,151	$311	$2,069	$88	$17,220	$399

(1)	Includes unrealized losses of $1 million related to NAIC 6 bonds included in the statutory carrying amount.

49

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 10—INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES (continued)

At December 31, 2022, the gross unrealized loss on bonds and equity securities was comprised of approximately 11,372 and 630 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $9,614 million or 96% is related to unrealized losses on investment grade securities and $433 million or 4% is related to below investment grade securities. At December 31, 2021, the gross unrealized loss on bonds and equity securities was comprised of approximately 2,606 and 356 different securities, respectively, which are included in the table above. Of the total amount of bond unrealized losses, $343 million, or 88%, is related to unrealized losses on investment grade securities and $47 million, or 12%, is related to below investment grade securities. Investment grade is defined as a security having a credit rating from the NAIC of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody’s or a rating of AAA, AA, A or BBB from Standard & Poor’s (“S&P”); or a comparable internal rating if an externally provided rating is not available.

The amount of gross unrealized losses for bonds where fair value had declined by 20% or more of the amortized cost, totaled $4,413 million. The period of time that each of these securities has continuously been below amortized cost by 20% or more consists of $2,639 million for six months or less, $1,774 million for greater than six months through 12 months, and less than $1 million for greater than 12 months. In accordance with the Company’s impairment policy, the Company performed quantitative and qualitative analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not recognize an impairment when it had the ability and intent to hold until recovery.

The change in unrealized capital gains (losses) for the years ended December 31, 2022, 2021 and 2020 were as follows (in millions):

	Change in Unrealized Gains (Losses)			Change in Unrealized Foreign Exchange Gains (Losses)			Total Change in Unrealized Gains (Losses)
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Bonds	$(42)	$(2)	$(2)	$(351)	$(113)	$192	$(393)	$(115)	$190
Preferred Stocks	(2)	17	—	—	—	—	(2)	17	—
Common stocks unaffiliated	(210)	231	60	(7)	(18)	23	(217)	213	83
Mortgage loans	4	(3)	17	—	—	—	4	(3)	17
Other invested assets	28	345	(18)	(18)	—	3	10	345	(15)
Cash, cash equivalents and short-term investments	—	—	—	2	—	1	2	—	1
Derivatives	393	244	(8)	—	—	—	393	244	(8)
Aggregate write-ins	—	—	—	—	—	—	—	—	—

Total change in unrealized on investments	171	832	49	(374)	(131)	219	(203)	701	268

Capital gains tax (benefit) expense	(49)	112	62	—	—	—	(49)	112	62

Total change in unrealized gains (losses), net of tax	$220	$720	$(13)	$(374)	$(131)	$219	$(154)	$589	$206

NOTE 11—RELATED PARTY TRANSACTIONS

Capital Contributions

For the years ended December 31, 2022, 2021 and 2020, the Company made capital contributions to MCF of $0 million, $66 million and $72 million, respectively.

Dividend Distributions

For the years ended December 31, 2022, 2021, and 2020, the Company paid a cash dividend to its parent company, New York Life, in the amount of $400 million, $942 million and $932 million, respectively.

50

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

For the years ended December 31, 2022, 2021 and 2020, the Company received dividend distributions from MCF of $176 million, $137 million and $65 million, respectively.

Material Transactions

The following table presents material related party transactions between the Company, its parent, and its affiliates, for the years ended December 31, 2022 and 2021:

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
Loans and Credit Agreements:
12/31/2015 (last amended as of 12/31/2022)	MCF	Non- insurance affiliate	Note funding agreement	The Company and New York Life entered into a note funding agreement with MCF (as amended from time to time, the (“MCF Note Agreement”) and acquired a variable funding note issued by MCF. The note was most recently reissued on December 31, 2022 due to the Company’s transfer of a portion of its interest to LINA. The funding limit is determined using 2.25% multiplied by the cash and invested assets amount, as of such date of determination. Cash and invested assets amount means, as of any date of determination, the sum of (x) the net admitted cash and invested assets of the Company (y) the net admitted cash and invested assets of New York Life (excluding any portion thereof attributable to New York Life’s investment in the Company), and LINA, in each case, based on the most recently available quarterly or annual financial statements of New York Life, LINA or the Company, as applicable. All outstanding advances made to MCF under the MCF Note Agreement will be due in full on December 31, 2025.

12/23/2004 (last amended as of 12/30/2022)	New York Life Capital Corporation (“NYLCC”)	Non- insurance affiliate	Revolving credit agreement	NYLCC has agreed to make loans to the Company in an amount up to, but not exceeding, $3,500 million from proceeds from the issuance of commercial paper. During 2022 and 2021, the revolving credit facility was not used, no interest was paid and no outstanding balance was due.

9/30/1993 (last amended on 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life whereby the Company may borrow in the amount of up to $3,500 million. At December 31, 2022 and 2021, the Company has not borrowed under this agreement.

4/1/1999 (last amended as of 12/30/2022)	New York Life	Parent	Revolving credit agreement	The Company has a revolving credit agreement with New York Life, whereby the Company may lend in the amount of up to $900 million. At December 31, 2022 and 2021 the Company has not borrowed under this agreement.

Service Agreements:

4/27/2006 (amended from time to time	NYLIFE Distributors, LLC.	Non- insurance affiliate	Variable product distribution agreement	The Company has appointed NYLIFE Distributors, LLC as the underwriter and/ or wholesale distributor of the Company’s variable products. For the years ended December 31, 2022, 2021 and 2020, the Company received service fees of $44 million, $50 million and $44 million, respectively, under a 12b-1 Plan Services Agreement, in consideration for providing 12b-1 Plan services attributable to the variable products.

Amended and restated at 5/29/2009	New York Life	Parent	Administration agreement	New York Life provides the Company with certain services and facilities including, but not limited to accounting, tax and auditing services, legal services, actuarial services, electronic data processing operations and communications operations. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of a service agreement between New York Life and the Company. For the years ended December 31, 2022, 2021 and 2020, the fees incurred associated with these services and facilities, amounted to $915 million, $862 million and $827 million, respectively, and are reflected in Operating expenses and Net investment income in the accompanying Statutory Statements of Operations.

Various	New York Life	Parent	Participation in mortgage loans, Real estate owned and real estate	The Company’s interests in commercial mortgage loans and certain real estate investments are primarily held in the form of participations originated or acquired by New York Life. Refer to Note 6- Investments for further information.

1/1/2005 (amended 3/28/2014)	New York Life Investment Management LLC (“NYLIM”)	Non- insurance affiliate	Administrative service agreement	NYLIM has a management agreement with the MainStay VP Funds Trust (“the Fund”), a registered investment company whose shares are sold to various separate accounts of the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund.

51

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
4/1/2000, as amended from time to time	NYL Investors, LLC	Non- insurance affiliate	Investment advisory agreement	The Company is a party to an investment advisory agreement with NYL Investors, LLC, as amended from time to time, to receive investment advisory and administrative services from NYL Investors, LLC. The payments are required to be made within 90 days from the time of billing.

6/30/2008, as amended from time to time	NYLIFE Securities, LLC	Non- insurance affiliate	Service fee agreement	The Company pays NYLIFE Securities LLC a service fee for supervisory services based on a determined revenue factor based on sales and in-force business.

Other Agreements:

Various	New York Life	Parent	Sale of corporate owned life insurance policies (“COLI”)	The Company sold various COLI policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same terms as policies sold to unrelated customers. At December 31, 2022 and 2021, policyholder reserve balances for these policies amounted to $4,181 million and $4,309 million, respectively, and were included in Policy reserves and Separate accounts liabilities in the accompanying Statutory Statements of Financial Position.

10/5/2017	REEP-OFC 2300 Empire LLC / Retreat at Seven Bridges	Non- insurance affiliate	Mortgage loan on real estate	In connection with the acquisition of an office building by REEP-OFC 2300 Empire LLC and a pledge of an unleveraged equity interest in the owner of Retreat at Seven Bridges, an existing multifamily property, the Company provided a first mortgage loan to REEP-OFC 2300 Empire LLC and REEP-MF Woodridge IL LLC.

6/11/2012	New York Life	Parent	Tenancy in common agreement	In connection with a $150 million land acquisition of a fee simple estate in land underlying an office building and related improvements and encumbered by a ground lease located at 1372 Broadway, New York, NY by New York Life (73.8% interest) and the Company (26.2% interest), the Company and New York Life entered into a Tenancy in Common Agreement in which the agreement sets forth the terms that govern, in part, each entity’s interest in the property.

Various	New York Life	Parent	Structured settlement agreements	The Company has sold certain annuity contracts to New York Life in order that New York Life may satisfy its third-party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2022 and 2021, the policyholder reserves related to these contracts amounted to $147 million and $146 million, respectively, and are included in Policy reserves in the accompanying Statutory Statements of Financial Position.

Various	New York Life	Parent	Structured settlement agreements	The Company is the assumed obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain structured settlement annuity contracts issued by New York Life. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations ranged from 3.50% to 7.65%. The Company has directed New York Life to make the payments under the annuity contracts directly to the beneficiaries under the structured settlement agreements. At December 31, 2022 and 2021, the carrying value of the interest in annuity contracts and the corresponding obligations under structured settlement agreements amounted to $10,236 million and $9,875 million, respectively.

Various	New York Life	Parent	Premiums settlement agreement	The Company has an agreement in place with NYLIC to settle premiums associated with the Company’s products sold at field offices. These premiums are typically settled within 1-2 business days. The Company had a receivable of $26 million and $9 million respectively for the years ended December 31, 2022 and December 31, 2021.

Significant Transactions:

11/29/2022	NYLIC / LINA	Parent / Insurance affiliate	Transfer of assets	Bond asset and cash transfers between the Company, NYLIC and LINA were executed to strengthen duration alignment between asset and liability profiles amongst the insurance companies. The Company acquired bonds with a book value of $2,415 million, including realized losses and accrued interest, and cash of $1,419 million from New York Life in exchange for bonds valued at $3,801 million. In addition, the Company acquired $250 million of bonds from LINA in exchange for transferring a $250 million equity interest in MCF.

11/23/2020	NYL Investments	Non- insurance affiliate	Purchase of bond investment	The Company purchased a bond issued by NYL Investments for $162 million.

52

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 11—RELATED PARTY TRANSACTIONS (continued)

Date of Transaction	Name of Related Party	Nature of Relationship	Type of Transaction	Description
10/15/2020	NYL Investments	Non- insurance affiliate	Purchase of bond investment	The Company owns a bond issued by NYL Investments with a carrying value of $600 million. On October 15, 2020, the Company purchased this note from New York Life for $608 million, and includes principal and accrued interest.

At December 31, 2022 and 2021, the Company reported a net amount of $85 million and $90 million, respectively, as amounts payable to parent and affiliates. The terms of the underlying agreements generally require that these amounts be settled in cash within 90 days.

In the ordinary course of business, the Company enters into reinsurance agreements with its parent and affiliates. Material reinsurance agreements have been disclosed in Note 13 – Reinsurance. In addition, the Company may enter into guarantees and/or keep wells with its parent and affiliates. Material guarantee agreements and/ or keep wells have been disclosed in Note 15 – Commitments and Contingencies.

NOTE 12—INSURANCE LIABILITIES

Insurance liabilities at December 31, 2022 and 2021 were as follows (in millions):

	2022	2021
Life insurance reserves	$29,525	$29,248
Annuity reserves and supplementary contracts with life contingencies	80,033	70,698
Asset adequacy and special reserves	137	26

Total policy reserves	109,695	99,972
Deposit funds	1,441	1,482
Policy claims	1,049	1,062

Total insurance liabilities	$112,185	$102,516

Life Insurance Reserves

Reserves for life insurance policies are maintained principally using the 1958 Commissioners’ Extended Term Mortality Table and the 1958, 1980, 2001, and 2017 Commissioners’ Standard Ordinary Mortality Tables under the Commissioners’ Reserve Valuation (“CRVM”) Method or Net Level Premium Reserve Method with valuation interest rates ranging from 3.0% to 6.0%. Reserves for UL secondary guarantee products are determined under the Actuarial Guideline XXXVIII methodology. Reserves for policies issued in 2020 and later are determined based on principle-based standards as set forth in the NAIC Valuation Manual.

In 2021, the Department granted approval for the Company to change the valuation basis for reserves for certain blocks of life insurance policies from the minimum statutory reserve standard required under either New York or Washington law to the NAIC valuation basis. The Company recorded a net change in reserve valuation basis of $536 million for the year ended December 31, 2021, which was reported as a direct increase in surplus in the accompanying Statutory Statements of Changes in Surplus. For the year ended December 31, 2022, there were no changes in reserve valuation basis for life insurance reserves.

The Company has established policy reserves on contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP by approximately $56 million and $48 million at December 31, 2022 and 2021, respectively.

53

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

At December 31, 2022 and 2021, the Company’s liabilities for GMDB reserves, which are associated with certain variable life products, amounted to $11 million and $9 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

Surrender values are promised in excess of life reserves on certain policies. This excess is included as part of miscellaneous reserves. No surrender values are promised in excess of any other reserves. Additional reserves are held on account of anticipated extra mortality for policies subject to extra premiums.

At December 31, 2022 and 2021, the Company had $10,325 million and $10,736 million, respectively, of insurance in-force for which the gross premiums were less than the net premiums according to the standard of valuation set by the state of Delaware.

The tabular interest has been determined by formula as described in the NAIC instructions except for certain UL products for which tabular interest has been determined from the basic data for the calculation of policy reserves. The tabular less actual reserves released has been determined by formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

Annuity Reserves and Supplementary Contracts with Life Contingencies

Reserves for single premium immediate annuities, guaranteed future income annuities, and supplementary contracts involving life contingencies purchased prior to 2018 are based principally on 1983 Table A, A2000, 2012 IAR table and CARVM, with assumed interest rates ranging from 3.75% to 6.0%. Purchases in 2018 and later years are reserved with valuation interest rates satisfying both the valuation manual requirements for maximum valuation interest rates for income annuities (“VM-22”) and the New York State Department of Financial Services (“NYSDFS”) Regulation 213 maximum valuation rate requirements, applying the 2012 IAR Table. The VM-22 rates range from 1.0% to 4.25%.

Reserves for fixed deferred annuities are based principally on 1971 Individual Annuity Mortality, 1983 Table A, A2000, 2012 IAR and CARVM, with assumed interest rates ranging from 3.0% to 10.0%. Reserves for variable deferred annuities are based principally on VM-21 and NYSDFS Regulation 213, with assumed interest rates ranging from 3.0% to 8.25%. For the index-linked account corresponding to a VA product, we also apply Actuarial Guideline XXXV. Generally, owners of the Company’s deferred annuities are able, at their discretion, to withdraw funds from their policies. The withdrawals in excess of the surrender charge-free withdrawal amount may be subject to surrender charges in the early years.

At December 31, 2022 and 2021, the Company’s liabilities for GMDB, GMAB, guaranteed future income benefit, and enhanced beneficiary benefits reserves, which are associated with VA products, amounted to $137 million and $26 million, respectively, and were recorded in Policy reserves in the accompanying Statutory Statements of Financial Position.

For the year ended December 31, 2022 and 2021, there were no changes in reserve valuation basis for annuities reserves.

The tabular interest has been determined by a formula as described in the NAIC instructions. The tabular less actual reserve released has been determined by a formula as described in the NAIC instructions. The tabular cost has been determined by formula as described in the NAIC instructions.

54

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Deposit Funds

Deposit funds at December 31, 2022 and 2021 were as follows (in millions):

	2022	2021
Fixed period annuities	$1,077	$1,016
Supplemental contracts without life contingencies	350	449
Continued interest accounts	14	17

Total deposit funds	$1,441	$1,482

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

The following table reflects the withdrawal characteristics of annuity reserves and deposit fund liabilities at December 31, 2022 and 2021 ($ in millions):

Individual Annuities

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$30,662	$—	$—	$30,662	28%
At book value less current surrender charge of 5% or more	8,173	—	—	8,173	7
At fair value	—	—	31,696	31,696	28

Total with adjustment or at fair value	38,835	—	31,696	70,531	63
At book value without adjustment	21,904	—	—	21,904	20
Not subject to discretionary withdrawal	18,798	—	—	18,798	17

Total	$79,537	$—	$31,696	$111,233	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$303	$—	$—	$303

55

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$26,804	$—	$—	$26,804	25%
At book value less current surrender charge of 5% or more	6,168	—	—	6,168	6
At fair value	—	—	38,294	38,294	35

Total with adjustment or at fair value	32,972	—	38,294	71,266	66
At book value without adjustment	20,486	—	—	20,486	19
Not subject to discretionary withdrawal	16,687	—	—	16,687	15

Total	$70,145	$—	$38,294	$108,439	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$498	$—	$—	$498

Group Annuities

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$31	$—	$—	$31	6%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	31	—	—	31	6
At book value without adjustment	37	—	—	37	7
Not subject to discretionary withdrawal	428	—	—	428	87

Total	$496	$—	$—	$496	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

56

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$43	$—	$—	$43	8%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	43	—	—	43	8
At book value without adjustment	40	—	—	40	7
Not subject to discretionary withdrawal	469	—	—	469	85

Total	$552	$—	$—	$552	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

Deposit-Type Contracts

	2022
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	188	—	—	188	13
Not subject to discretionary withdrawal	1,253	—	—	1,253	87

Total	$1,441	$—	$—	$1,441	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

57

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account	Separate Accounts with Guarantees	Separate Accounts Non- guaranteed	Total	% of Total
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—

Total with adjustment or at fair value	—	—	—	—	—
At book value without adjustment	288	—	—	288	19
Not subject to discretionary withdrawal	1,194	—	—	1,194	81

Total	$1,482	$—	$—	$1,482	100%

Amount with current surrender charge of 5% or more that will have less than a 5% surrender charge in the following year	$—	$—	$—	$—

58

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

Withdrawal Characteristics of Life Insurance Reserves

The following tables reflect the withdrawal characteristics of life insurance reserves at December 31, 2022 and 2021 ($ in millions):

	2022
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,090	19,424	19,277	6,396	6,396	6,396
Universal life with secondary guarantees	5,727	5,155	8,759	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	17	50	50	50
Variable universal life	1,757	1,752	1,501	10,653	10,469	10,498
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	75	—	—	—
Miscellaneous reserves	—	—	608	—	—	—

Total life insurance (gross)	26,585	26,342	30,239	17,099	16,915	16,944
Reinsurance ceded	—	—	716	—	—	—

Total life insurance (net)	$26,585	$26,342	$29,523	$17,099	$16,915	$16,944

59

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 12—INSURANCE LIABILITIES (continued)

	2021
	General Account			Separate Accounts Guaranteed and Non-guaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender, or policy loans:
Term policies with cash value	$—	$—	$—	$—	$—	$—
Universal life	19,248	19,570	19,393	6,373	6,373	6,373
Universal life with secondary guarantees	5,561	4,921	8,411	—	—	—
Indexed universal life	—	—	—	—	—	—
Indexed universal life with secondary guarantees	—	—	—	—	—	—
Indexed life	—	—	—	—	—	—
Other permanent cash value life insurance	—	—	—	—	—	—
Variable life	11	11	16	66	66	66
Variable universal life	1,734	1,729	1,478	10,277	10,121	12,463
Miscellaneous reserves	—	—	—	—	—	—
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	—	—	—	—
Accidental death benefits	—	—	—	—	—	—
Disability - active lives	—	—	2	—	—	—
Disability - disabled lives	—	—	74	—	—	—
Miscellaneous reserves	—	—	628	—	—	—

Total life insurance (gross)	26,554	26,231	30,002	16,716	16,560	18,902
Reinsurance ceded	—	—	754	—	—	—

Total life insurance (net)	$26,554	$26,231	$29,248	$16,716	$16,560	$18,902

60

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE

The effects of reinsurance on the accompanying Statutory Statements of Financial Position at December 31, 2022 and 2021 were as follows (in millions):

	2022	2021
Policy reserves:
Direct	$110,411	$100,726
Assumed	—	—
Ceded	(716)	(754)

Policy reserves	$109,695	$99,972

Policy claims:
Direct	$523	$525
Assumed	658	687
Ceded(1)	(132)	(150)

Policy claims	$1,049	$1,062

Reinsurance recoverable(2)	$45	$71

(1)	Includes reinsurance recoverable related to unpaid losses of $91 million and $100 million at December 31, 2022 and 2021, respectively.
(2)	Included in Other assets in the accompanying Statutory Statements of Financial Position.

The effects of reinsurance on the accompanying Statutory Statements of Operations for the years ended December 31, 2022, 2021 and 2020 were as follows (in millions):

	2022	2021	2020
Premiums:
Direct(1)	$20,379	$13,461	$13,200
Assumed	1,185	1,090	5
Ceded	(531)	(539)	(548)

Premiums	$21,033	$14,012	$12,657

Benefit payments:
Direct	$14,387	$14,265	$13,063
Assumed	1,344	1,388	9
Ceded	(606)	(739)	(655)

Benefit payments	$15,125	$14,914	$12,417

(1)	Includes considerations for supplementary contracts with life contingencies of $42 million, $48 million and $58 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Reinsurance Assumed

On December 31, 2020, New York Life acquired LINA as part of its acquisition of Cigna’s group life and group disability insurance business, now named New York Life Group Benefit Solutions. Following the closing of the acquisition, the Company entered into an affiliated reinsurance agreement to reinsure mortality risk arising under LINA’s group term life insurance business on a yearly renewable term basis. This transfer of life insurance mortality risk allows the Company to diversify its overall risk profile, as the Company’s risk profile was previously weighted more heavily toward interest rate and asset risk. Entry into the yearly renewable term treaty also reduces LINA’s exposure to mortality risk. At December 31, 2022 and 2021, the Company held assumed liabilities for policy claims relating to this reinsurance agreement of $653 million and $686 million, respectively, which are included in Policy claims in the accompanying Statutory Statements of Financial Position.

61

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 13—REINSURANCE (continued)

Reinsurance Ceded

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue individual life insurance policies in excess of its retention limits. Currently, the Company primarily reinsures the mortality risk on new life insurance policies on a quota share yearly renewable term basis, except for custom guarantee UL, asset flex, and certain VUL products. Most of the reinsurance ceded on new and inforce business is established on an automatic basis. The quota share currently ceded on new business generally ranges from 0% to 90%. All products are ceded from first dollar with the exception of reinsured VUL, which have a minimum size policy ceded of $1 million. Cases in excess of the Company’s retention and certain substandard cases are ceded on a facultative reinsurance basis. The majority of the Company’s facultative reinsurance is for substandard cases in which it typically cedes 90%.

The ceding of risk does not discharge the Company from its primary obligations to policyholders. To the extent that the assuming reinsurers become unable to meet their obligations under reinsurance contracts, the Company remains contingently liable. Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Life insurance ceded was 42% and 45% of total life insurance in-force at December 31, 2022 and 2021.

The Company has reinsurance agreements with New York Life Agents Reinsurance Company (“NYLARC”). NYLARC is a life insurance company wholly owned by NYLARC Holding Company, Inc., whose shareholders consist of New York Life’s top agents who meet certain criteria and who may also be agents of the Company or NYLIFE Insurance Company of Arizona (“NYLAZ”). NYLARC reinsures a portion of certain life insurance products sold by its shareholders. NYLARC’s purpose is to retain high production agents, and increase the volume and quality of the business that they submit to New York Life, NYLAZ and the Company.

62

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 14—BENEFIT PLANS

The Company shares in the cost of the following plans sponsored by New York Life: (1) certain defined benefit pension plans for eligible employees and agents, (2) certain defined contribution plans for substantially all employees and agents, (3) certain postretirement life and health benefits for retired employees and agents including their eligible dependents, and (4) postemployment benefits. The expense for these plans is allocated to the Company in accordance with an intercompany cost sharing agreement. The liabilities for these plans are included with the liabilities for the corresponding plan of New York Life. The cost allocated to the Company related to benefit plans is recorded under Operating expenses in the accompanying Statutory Statements of Operations. The Company’s share of the cost of these plans was as follows for the years ended December 31, 2022, 2021 and 2020 (in millions):

	2022	2021	2020
Defined benefit pension	$31	$32	$30
Defined contribution	10	10	10
Postretirement life and health	5	6	6
Postemployment	2	2	2

Total	$48	$50	$48

NOTE 15—COMMITMENTS AND CONTINGENCIES

Guarantees

As stated in Note 3 - Significant Accounting Policies, at the inception of a guarantee (except unlimited guarantees), the Company recognizes an initial liability at fair value for the obligations it has undertaken, regardless of the probability of performance under the guarantee. This includes guarantees made on behalf of affiliates unless the guarantee is deemed unlimited. At December 31, 2022 and 2021, the Company had no such guarantees.

Litigation

The Company is a defendant in individual and/or alleged class action suits arising from their agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, employment and/or other operations, including actions involving retail sales practices. Some of the actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company’s operating results for a given year.

Borrowed Money

Refer to Note 6 - Investments for a more detailed discussion of the Company’s commitments for loaned securities and repurchase agreements.

Assessments

Most of the jurisdictions in which the Company is licensed to transact business require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

63

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

Other Commitments and Contingencies

Prior to July 1, 2002, the Company did business in Taiwan through a branch operation (the “Taiwan Branch”). On July 1, 2002, the Taiwan Branch ceased operations and all of its liabilities and assets, including policy liabilities were transferred to New York Life Insurance Taiwan Corporation (“Taiwan Corporation”), an indirect subsidiary of New York Life. On December 31, 2013, Taiwan Corporation was sold to Yuanta Financial Holding Co. Ltd. (“Yuanta”). Under the terms of the sale agreement, Yuanta has agreed to satisfy in full, or to cause Taiwan Corporation to satisfy in full, all of Taiwan Corporation’s obligations under the Taiwan Branch policies that were transferred to Taiwan Corporation on July 1, 2002. However, the Company, under Taiwan law, also remains contingently liable for these policies in the event that neither Taiwan Corporation nor Yuanta meets its obligations. This contingent liability of the Company has not been recognized on the accompanying Statutory Statements of Financial Position because it does not meet the probable and estimable criteria of SSAP No. 5R.

At December 31, 2022 and 2021, the Company and its guaranteed separate accounts had contractual commitments to extend credit for commercial mortgage loans at both fixed and variable rates of interest, which amounted to approximately $725 million and $875 million, respectively. These commitments are diversified by property type and geographic location. There were no contractual commitments to extend credit under residential loan agreements at December 31, 2022 and 2021.

At December 31, 2022 and 2021, the Company and its guaranteed separate accounts had outstanding contractual obligations to acquire additional private placement securities amounting to $717 million and $578 million, respectively.

Unfunded commitments on limited partnerships, limited liability companies and other invested assets amounted to $960 million and $999 million at December 31, 2022 and 2021, respectively. Unfunded commitments on LIHTC amounted to $153 million and $86 million at December 31, 2022 and 2021, respectively. At December 31, 2022 and 2021, unfunded commitments on LIHTC are included in Other invested assets, with an offset in Other liabilities in the accompanying Statutory Statements of Financial Position.

Several commercial banks have customary security interests in certain assets of the Company to secure potential overdrafts and other liabilities of the Company that may arise under custody, securities lending and other banking agreements with such banks.

FHLB Agreement

The Company is a member of the FHLB of Pittsburgh. Membership in the FHLB of Pittsburgh provides the Company with a significant source of alternative liquidity. Advances received by the general account are included in Other liabilities in the accompanying Statutory Statements of Financial Position. When borrowing from the FHLB of Pittsburgh, the Company is required to post collateral in the form of eligible securities, including mortgage-backed, government and agency debt instruments for each of the advances received. Upon any event of default by the Company, the FHLB of Pittsburgh’s recovery from the collateral is limited to the amount of the Company’s liability to the FHLB of Pittsburgh.

64

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 15—COMMITMENTS AND CONTINGENCIES (continued)

The amount of FHLB of Pittsburgh common stock held, in aggregate exclusively in the Company’s general account at December 31, 2022 and 2021 was as follows (in millions):

	2022	2021
Membership stock - Class B (1)	$25	$29
Activity stock	—	—

Aggregate total	$25	$29

Actual or estimated borrowing capacity as determined by the insurer	$6,759	$6,232

(1)	Membership stock is not eligible for redemption.

At December 31, 2022 and 2021, the Company did not have an outstanding balance due to the FHLB of Pittsburgh. The maximum amount borrowed and collateral pledged to the FHLB of Pittsburgh during the years ended December 31, 2022 and 2021 was as follows (in millions):

	2022		2021
	General Account	Separate Account	General Account	Separate Account
Fair Value	$1,175	$—	$1,665	$—
Carrying Value	$1,175	$—	$1,665	$—
Maximum Amount Borrowed During the Year	$—	$—	$—	$—

The Company does not have any prepayment obligations for the borrowing arrangement.

NOTE 16—INCOME TAXES

The components of the net DTAs and DTLs were as follows at December 31, 2022 and 2021 (in millions):

	2022			2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTAs	$1,433	$475	$1,908	$1,168	$277	$1,445	$265	$198	$463
Statutory valuation allowance	—	—	—	—	—	—	—	—	—

Adjusted gross DTAs	1,433	475	1,908	1,168	277	1,445	265	198	463
Nonadmitted DTAs (1)	545	—	545	331	—	331	214	—	214

Subtotal net admitted DTAs	888	475	1,363	837	277	1,114	51	198	249
Gross DTLs	262	552	814	292	419	711	(30)	133	103

Net admitted DTAs (2)	$626	$(77)	$549	$545	$(142)	$403	$81	$65	$146

(1)	DTAs are nonadmitted primarily because they are not expected to be realized within three years of the Statutory Statements of Financial Position date.
(2)	The total net admitted DTAs are included in Other assets in the accompanying Statutory Statements of Financial Position.

65

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The admission calculation components were as follows (paragraph references throughout Note 16 are to paragraphs of SSAP No. 101 “Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10”) (in millions):

	December 31, 2022			December 31, 2021			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks (Paragraph 11.a)	$—	$54	$54	$—	$19	$19	$—	$35	$35
Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from paragraph 11.a above) after application of the threshold limitation (the lesser of paragraph 11.b.i and 11.b.ii below):	495	—	495	385	—	385	110	—	110
Adjusted gross DTAs expected to be realized following the balance sheet date. (Paragraph 11.b.i)	495	—	495	385	—	385	110	—	110
Adjusted gross DTAs allowed per limitation threshold (Paragraph 11.b.ii)	N/A	N/A	1,198	N/A	N/A	1,400	N/A	N/A	(202)
Adjusted gross DTAs (excluding the amount of DTAs from paragraphs 11.a and 11.b above) offset by gross DTLs (Paragraph 11.c)	393	421	814	452	258	710	(59)	163	104

DTAs admitted as the result of application of SSAP 101 (Total of paragraphs 11.a, 11.b, 11.c).	$888	$475	$1,363	$837	$277	$1,114	$51	$198	$249

The ratio used to determine the applicable period used in paragraph 11.b.i above and the amount of adjusted capital and surplus used to determine the percentage threshold limitation in paragraph 11.b.ii above are as follows at December 31, 2022 and 2021 (in millions):

	2022	2021
Ratio percentage used to determine recovery period and threshold limitation amount.	812%	967%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in paragraph 11.b.ii above.	$7,987	$9,331

There was no impact on the Company’s adjusted gross and net admitted DTAs due to tax planning strategies at December 31, 2022 and 2021.

The Company did not use reinsurance in its tax planning strategies. The Company had no unrecognized DTLs at December 31, 2022 and 2021. Additionally, the Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.

Enactment of the CARES Act did not have a financial impact on the Company.

66

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

Significant components of the current federal and foreign income taxes for the years ended December 31, 2022, 2021 and 2020 were as follows (in millions):

	2022	2021	2020	Change 2022-2021	Change 2021-2020
Federal(1)	$114	$187	$102	$(73)	$85
Foreign	—	—	—	—	—

Subtotal	114	187	102	(73)	85

Federal income tax on net capital gains (losses)	16	47	62	(31)	(15)
Other	—	—	—	—	—

Total federal and foreign income taxes	$130	$234	$164	$(104)	$70

(1)	The Company had investment tax credits of $28 million, $27 million and $31 million for the years ended December 31, 2022, 2021 and 2020, respectively.

67

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The tax effects of temporary differences that give rise to DTAs and DTLs for the years ended December 31, 2022 and 2021 were as follows (in millions):

	2022	2021	Change
DTAs
Ordinary:
Policyholder reserves	$859	$654	$205
Deferred acquisition costs	376	337	39
Investments	151	137	14
Pension accrual	21	24	(3)
Receivables - nonadmitted	21	12	9
Fixed assets	2	2	—
Other	3	2	1

Subtotal	1,433	1,168	265
Nonadmitted	545	331	214

Admitted ordinary DTAs	888	837	51

Capital:
Investments	475	277	198

Subtotal	475	277	198
Nonadmitted	—	—	—

Admitted capital DTAs	475	277	198

Total admitted DTAs	1,363	1,114	249

DTLs
Ordinary:
Policyholder reserves	124	159	(35)
Investments	138	133	5

Subtotal	262	292	(30)

Capital:
Investments	552	419	133

Subtotal	552	419	133

Total DTLs	814	711	103

Net admitted DTAs	$549	$403	$146

Change in deferred income tax on change in net unrealized capital gains/ losses			$49
Change in net deferred taxes related to other items			311
Change in DTAs nonadmitted			(214)

Change in net admitted DTAs			$146

68

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company’s income tax expense and change in net DTAs for the years ended December 31, 2022, 2021 and 2020 differs from the amount obtained by applying the statutory rate of 21% to net gain from operations after dividends to policyholders and before federal income taxes for the following reasons (in millions):

	2022	2021	2020	Change 2022-2021	Change 2021-2020
Net gain from operations after dividends to policyholders and before federal and foreign income taxes at statutory rate	$(106)	$141	$97	$(247)	$44
Net realized capital gains (losses) at statutory rate	(15)	(38)	(11)	23	(27)
Tax exempt income	(35)	(39)	(40)	4	1
Tax credits, net of withholding	(40)	(37)	(34)	(3)	(3)
Amortization of IMR	(6)	(10)	(7)	4	(3)
Dividend from MCF	(37)	(29)	(14)	(8)	(15)
Partnership income from MCF	54	46	11	8	35
Prior year audit liability and settlement	1	(1)	6	2	(7)
Non-admitted assets	(6)	—	—	(6)	—
Other items impacting surplus	4	96	(7)	(92)	103
Other	5	(1)	1	6	(2)

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$(181)	$128	$2	$(309)	$126

Federal and foreign income tax expense reported in the Company’s Statutory Statements of Operations	$114	$187	$102	$(73)	$85
Capital gains tax expense (benefit) incurred	16	47	62	(31)	(15)
Change in net DTAs	(311)	(106)	(162)	(205)	56
Change in current and deferred income taxes reported in surplus	—	—	—	—	—

Federal and foreign income taxes incurred and change in net deferred taxes during the year	$(181)	$128	$2	$(309)	$126

For years ended December 31, 2022, 2021 and 2020, the Company’s federal income tax return is consolidated with New York Life, NYLAZ, NYLIFE LLC, New York Life Enterprises LLC, NYL Investments, NYL Investors, LLC, LINA, New York Life Group Insurance Company of NY (“NYLGICNY”), and LINA Benefit Payments, Inc. Refer to Note 3 – Significant Accounting Policies - Federal Income Taxes.

As a member of NYLIC’s consolidated group, the Company’s federal income tax returns are routinely audited by the Internal Revenue Service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2013, and tax years 2014 through 2018 are currently under examination. There were no material effects in the Company’s Statement of Operations as a result of these audits.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

69

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 16—INCOME TAXES (continued)

The Company did not have any operating loss and tax credit carry forwards available for tax purposes. For the years ended December 2022, 2021, and 2020, the Company’s income taxes incurred in current and prior years that will be available for recoupment in the event of future net losses were as follows (in millions):

Year 2022	$14
Year 2021	$120
Year 2020	$86

The Inflation Reduction Act (“IRA”) of 2022 was enacted on August 16, 2022. The IRA includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income set forth on the applicable financial statement of an applicable corporation. The NAIC adopted Interpretation (“INT”) 22-02 to apply to December 31, 2022. Following that guidance, the Company has not determined as of the reporting date if it will be an applicable corporation and if it will be liable for CAMT in 2023. The accompanying statutory financial statements do not include an estimated impact of the CAMT because a reasonable estimate cannot be made.

At December 31, 2022 and 2021, the Company recorded a current income tax (payable)/receivable of $(31) million and $(4) million, respectively, which is included in Other assets and Other liabilities in the accompanying Statutory Statements of Financial Position.

At December 31, 2022, the Company had no protective tax deposits on deposit with the IRS under Section 6603 of the Internal Revenue Code.

NOTE 17—CAPITAL AND SURPLUS

Capitalization

The Company has 20,000 shares authorized, with a par value of $10,000 per share with 2,500 shares issued and outstanding. All shares are common stock and are owned by New York Life. The Company has no preferred stock.

The Company did not receive a capital contribution from New York Life for the years ended December 31, 2022 and 2021. For the year ended December 31, 2020, the Company received a capital contribution in the form of an affiliated equity investment in MCF from New York Life for $530 million.

Other Surplus Adjustments

Other adjustments, net in the accompanying Statutory Statements of Changes in Surplus at December 31, 2022, 2021 and 2020, principally include the effects of the following (in millions):

	2022	2021	2020
Surplus withdrawn from separate accounts	$48	$55	$45
Changes in surplus relating to separate accounts	(29)	(44)	(44)
Change in liability for reinsurance in unauthorized companies	(2)	(2)	—

Total	$17	$9	$1

Nonadmitted Assets

Under statutory accounting rules, a nonadmitted asset is defined as an asset having economic value other than that which can be used to fulfill policyholder obligations, or those assets that are unavailable due to encumbrances or other third-party interests. These assets are not recognized in the accompanying Statutory Statements of Financial Position, and are, therefore, considered nonadmitted. The changes between years in nonadmitted assets are charged or credited directly to surplus.

70

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 18—DIVIDENDS TO STOCKHOLDER

The Company is subject to restrictions on the payment of dividends to New York Life. Under the Delaware Insurance Code, cash dividends can be paid only out of that part of the Company’s available and accumulated surplus funds which are derived from realized net operating profits on its business and realized capital gains, and dividends (or other distributions) on capital stock can be declared and paid only out of earned surplus (being an amount equal to the unassigned funds of the Company as set forth in its most recent annual statement submitted to the Delaware Insurance Commissioner (“the Commissioner”), including all or part of the surplus arising from unrealized capital gains or revaluation of assets), except as otherwise approved by the Commissioner (provided that stock dividends may be paid out of any available surplus funds). Furthermore, no extraordinary dividend may be paid until 30 days after the Commissioner has received notice of such declaration and has not disapproved such payment within such 30 day period, or the Commissioner has approved such payment within that 30 day period. Extraordinary dividends are defined as any dividend or distribution or cash or other property, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10 percent of the Company’s surplus as regards policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, not to exceed thirty percent of its surplus to policyholders as of the immediately preceding calendar year, of the Company for the 12 month period ending on the preceding December 31 (not including pro rata distributions of any class of the Company’s own securities).

At December 31, 2022, the amount of earned surplus of the Company available for the payment of dividends was $4,054 million. The maximum amount of dividends that may be paid in 2023 without prior notice to or approval of the Commissioner is $851 million.

Dividends may be declared by the Board of Directors of the Company from available surplus, as it deems appropriate, on a non-cumulative basis. For the years ended December 31, 2022, 2021 and 2020, the Company paid dividends to its sole stockholder, New York Life, in the amount of $400 million, $942 million and $932 million, respectively.

NOTE 19—WRITTEN PREMIUMS

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2022 and 2021 were as follows (in millions):

	2022		2021
	Gross	Net of Loading	Gross	Net of Loading
Group life(1)	$418	$418	$388	$388

(1)	Represents reinsurance premiums assumed from LINA. Refer to Note 13 - Reinsurance for more details.

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium, net of reinsurance that is due and unpaid at the reporting date. Net premium is the amount used in the calculation of reserves. The change in loading is included as an expense and is not shown as a reduction to premium income.

71

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS

The Company does not have any loan-backed and structured securities, which are other-than-temporarily impaired where the Company intends to sell, or does not have the intent and ability to hold until recovery, at December 31, 2022.

The following table lists each loan-backed and structured security at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the year (in thousands):

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
General Account
02147QAF9	154	144	10	144	144	12/31/2022
02151HAA3	27	26	1	26	26	12/31/2022
05946XY72	300	268	32	268	269	12/31/2022
12498NAD5	591	548	43	548	552	12/31/2022
12544ABN4	287	265	22	265	263	12/31/2022
12544TAH7	225	212	13	212	213	12/31/2022
12544VAB5	18	17	1	17	17	12/31/2022
12667F5H4	1,690	1,544	146	1,544	1,546	12/31/2022
12667GRG0	992	915	77	915	916	12/31/2022
12668AQ65	860	831	29	831	835	12/31/2022
12668AY25	507	480	27	480	481	12/31/2022
12668AYL3	529	470	59	470	466	12/31/2022
12668BFL2	163	154	9	154	154	12/31/2022
12668BKG7	226	220	5	220	221	12/31/2022
12668BKH5	196	192	5	192	192	12/31/2022
126694DT2	89	88	1	88	88	12/31/2022
17029PAA3	1,622	703	919	703	703	12/31/2022
17029RAA9	34	18	17	18	12	12/31/2022
225458XZ6	3,589	3,333	256	3,333	3,339	12/31/2022
251513BC0	316	309	6	309	314	12/31/2022
36185MBN1	23	23	—	23	23	12/31/2022
3622MPAB4	202	192	10	192	193	12/31/2022
57643MCG7	89	88	—	88	86	12/31/2022
69336QAL6	419	417	2	417	393	12/31/2022
76111XZW6	1,093	1,078	15	1,078	1,075	12/31/2022
81744HAF0	235	224	11	224	225	12/31/2022
863579VS4	1,798	1,785	13	1,785	1,796	12/31/2022
93934FEM0	527	526	1	526	489	12/31/2022
93934FLW0	616	615	1	615	565	12/31/2022
94983UAB3	173	157	15	157	169	12/31/2022
94984MAG9	206	199	8	199	204	12/31/2022
94988PAB9	8,172	5,280	2,892	5,280	4,683	12/31/2022
94988PAC7	1,443	—	1,443	—	—	12/31/2022
94988PAD5	34,433	28,380	6,053	28,380	33,690	12/31/2022
94988PAE3	13,504	10,230	3,274	10,230	11,934	12/31/2022

72

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
94988YAC8	640	—	640	—	—	12/31/2022
94988YAE4	634	—	634	—	634	12/31/2022
94988YAH7	2,114	1,771	343	1,771	2,114	12/31/2022
94989FAD6	513	399	114	399	—	12/31/2022
94989FAH7	2,367	2,159	207	2,159	2,367	12/31/2022
L2287*AC1	6,867	6,867	—	6,867	7,019	12/31/2022
02147QAF9	161	158	3	158	150	9/30/2022
05946XY72	303	303	—	303	272	9/30/2022
12544ABN4	302	290	11	290	273	9/30/2022
12544TAH7	236	230	6	230	220	9/30/2022
12544VAB5	18	18	—	18	17	9/30/2022
12667F5H4	1,079	987	92	987	946	9/30/2022
12667GRG0	1,033	1,008	25	1,008	948	9/30/2022
12668AYL3	562	548	13	548	502	9/30/2022
12668BFL2	168	166	2	166	159	9/30/2022
17029PAA3	2,083	1,622	461	1,622	1,542	9/30/2022
225458XZ6	3,720	3,665	55	3,665	3,468	9/30/2022
251513AV9	875	853	22	853	831	9/30/2022
36228F3Q7	6	6	—	6	6	9/30/2022
69336QAL6	427	420	7	420	398	9/30/2022
81744HAF0	240	237	3	237	234	9/30/2022
86359AWR0	163	154	10	154	151	9/30/2022
87222PAD5	264	202	62	202	217	9/30/2022
93934FEM0	537	534	3	534	491	9/30/2022
93934FLW0	567	566	—	566	519	9/30/2022
94988PAE3	16,144	13,504	2,640	13,504	16,144	9/30/2022
02147QAF9	178	167	11	167	165	6/30/2022
05946XY72	305	305	—	305	286	6/30/2022
05951FAK0	193	187	6	187	185	6/30/2022
05951KAZ6	36	36	—	36	36	6/30/2022
05951KBA0	31	30	2	30	30	6/30/2022
12544ABN4	327	315	11	315	311	6/30/2022
12544TAH7	254	238	16	238	234	6/30/2022
12544VAB5	21	19	2	19	19	6/30/2022
12667GRG0	1,114	1,042	71	1,042	1,029	6/30/2022
12667GXM0	856	855	1	855	793	6/30/2022
12667GXN8	306	299	8	299	281	6/30/2022
12668AYL3	610	591	19	591	578	6/30/2022
15132EKT4	12	10	2	10	36	6/30/2022
17029RAA9	81	34	47	34	10	6/30/2022
225458XZ6	4,010	3,880	130	3,880	3,827	6/30/2022
46628BBD1	139	138	1	138	134	6/30/2022
61750YAB5	651	594	57	594	608	6/30/2022
61750YAE9	160	147	13	147	141	6/30/2022
61752RAJ1	669	628	41	628	585	6/30/2022
69336QAL6	191	177	14	177	175	6/30/2022

73

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
93934FEM0	549	542	6	542	529	6/30/2022
94988YAC8	3,695	2,871	824	2,871	2,880	6/30/2022
94988YAD6	812	—	812	—	—	6/30/2022
94988YAE4	3,685	2,871	814	2,871	2,871	6/30/2022
94988YAF1	813	—	813	—	—	6/30/2022
05951KAZ6	40	38	2	38	38	3/31/2022
12544VAB5	22	22	—	22	21	3/31/2022
12667FJ55	846	838	8	838	809	3/31/2022
15132EKT4	23	13	10	13	—	3/31/2022
161546GK6	1,680	1,676	5	1,676	1,614	3/31/2022
26827EAA3	2,717	2,307	410	2,307	2,256	3/31/2022
3622ELAG1	214	213	1	213	198	3/31/2022
46628SAG8	1,179	1,124	54	1,124	1,136	3/31/2022
61750YAD1	1,158	1,056	102	1,056	1,126	3/31/2022
61750YAJ8	313	285	28	285	306	3/31/2022
61751DAE4	290	280	11	280	282	3/31/2022
61751JAH4	1,048	957	91	957	959	3/31/2022
61751JAJ0	1,041	952	88	952	963	3/31/2022
61752RAH5	315	287	28	287	303	3/31/2022
61752RAM4	658	625	33	625	632	3/31/2022
69337AAM8	512	507	5	507	458	3/31/2022
86359AWR0	142	141	1	141	137	3/31/2022
94984UAE6	604	534	69	534	602	3/31/2022

Subtotal - General Account	XXX	XXX	$25,440	XXX	XXX

Guaranteed Separate Accounts
02147QAF9	$205	$192	$13	$192	$192	12/31/2022
12544VAB5	7	7	—	7	7	12/31/2022
12668BFL2	217	205	12	205	205	12/31/2022
12668BKH5	293	287	6	287	288	12/31/2022
94988PAB9	1,114	720	395	720	639	12/31/2022
94988PAC7	197	—	197	—	—	12/31/2022
94988PAD5	4,695	3,870	826	3,870	4,594	12/31/2022
94988PAE3	1,841	1,395	446	1,395	1,627	12/31/2022
94988YAC8	87	—	87	—	—	12/31/2022
94988YAE4	86	—	86	—	86	12/31/2022
94988YAH7	288	242	47	242	288	12/31/2022
94989FAD6	70	54	16	54	—	12/31/2022
94989FAH7	323	294	28	294	323	12/31/2022
00256DAB8	67	52	14	52	69	9/30/2022
02147QAF9	215	211	4	211	201	9/30/2022
04546KAB4	148	120	28	120	115	9/30/2022
12544VAB5	7	7	—	7	7	9/30/2022

74

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

NOTE 20—LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS (continued)

IMPAIRMENTS TAKEN ON CURRENT HOLDINGS DURING THE CURRENT YEAR
(1)	(2)	(3)	(4)	(5)	(6)	(7)
CUSIP(1,2)	Amortized Cost Before Current Period OTTI	Projected Cash Flows	Current Period Recognized OTTI	Amortized Cost After OTTI	Fair Value	Financial Statement Reporting Period
12668BFL2	225	222	3	222	213	9/30/2022
36228F3Q7	1	1	—	1	1	9/30/2022
94988PAE3	2,201	1,841	360	1,841	2,201	9/30/2022
001406AB3	42	32	10	32	32	6/30/2022
00256DAB8	105	68	36	68	60	6/30/2022
02147QAF9	237	223	15	223	220	6/30/2022
04546KAB4	173	149	24	149	150	6/30/2022
12544VAB5	8	8	—	8	8	6/30/2022
61750YAB5	75	69	7	69	71	6/30/2022
61750YAE9	40	37	3	37	35	6/30/2022
94988YAC8	504	392	112	392	393	6/30/2022
94988YAD6	111	—	111	—	—	6/30/2022
94988YAE4	502	391	111	391	392	6/30/2022
94988YAF1	111	—	111	—	—	6/30/2022
26827EAA3	298	253	45	253	247	3/31/2022
61750YAJ8	117	107	10	107	115	3/31/2022
61751DAE4	41	40	2	40	40	3/31/2022

Subtotal - Guaranteed Separate Accounts	XXX	XXX	3,165	XXX	XXX
Grand Total	XXX	XXX	$28,605	XXX	XXX

(1)	Only the impaired lots within each CUSIP are included within this table.
(2)	CUSIP amounts less than $1 thousand within this table are shown as zero.

NOTE 21—SUBSEQUENT EVENTS

At March 9, 2023, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying statutory financial statements that would have a material effect on the financial condition of the Company.

75

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

GLOSSARY OF TERMS

Term	Description
ABS	Asset-backed securities
AG 43	Actuarial Guideline 43 CARVM for variable annuities
AVR	Asset valuation reserve
CARES Act	Coronavirus Aid, Relief, and Economic Security Act
CAMT	Corporate Alternative Minimum Tax
CARVM	Commissioners’ Annuity Reserve Valuation Method
COLI	Corporate owned life insurance
CRVM	Commissioners’ Reserve Valuation
CSAs	Credit support annexes
DTA(s)	Deferred tax asset(s)
DTL(s)	Deferred tax liability(ies)
ETFs	Exchange traded funds
FHLB	Federal Home Loan Bank
GMAB	Guaranteed minimum accumulation benefit
GMDB	Guaranteed minimum death benefit
IMR	Interest maintenance reserve
IRA	The Inflation Reduction Act of 2022
IRS	Internal Revenue Service
LIHTC	Low-income housing tax credit
LINA	Life Insurance Company of North America
LTV	Loan to value ratio
MCF	Madison Capital Funding LLC
MCF Note Agreement	New York Life note funding agreement with MCF
NAIC	National Association of Insurance Commissioners
National Association of Insurance Commissioners’ Accounting Practices and
NAIC SAP	Procedures
NAV	Net asset value
New York Life	New York Life Insurance Company
NYLARC	New York Life Agents Reinsurance Company
NYLAZ	NYLIFE Insurance Company of Arizona
NYLCC	New York Life Capital Corporation
NYLGICNY	New York Life Group Insurance Company of NY
NYLIM	New York Life Investment Management LLC
NYL Investments	New York Life Investment Management Holdings LLC
NYSDFS	New York State Department of Financial Services
OTC	Over-the-counter
OTC-bilateral	Over-the-counter bilateral agreements
OTC-cleared	Over-the-counter clearinghouse
OTTI	Other-than-temporary impairment(s)
PBR	Principle-based reserving
SSAP	Statement of statutory accounting principle
SVO	Securities Valuation Office
Taiwan Branch	NYLIAC’s former branch operations in Taiwan

76

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

NOTES TO STATUTORY FINANCIAL STATEMENTS

Term	Description
Taiwan Corporation	New York Life Insurance Taiwan Corporation
TDR	Troubled debt restructuring
The Commissioner	Delaware Insurance Commissioner
The Company	New York Life Insurance and Annuity Corporation
the Department	Delaware State Insurance Department
The Fund	The MainStay VP Funds Trust
U.S. GAAP	Accounting principles generally accepted in the United States of America
UL	Universal life
VA	Variable annuity
VM-20	Valuation manual requirements for PBR for individual life products
VM-21	Valuation manual requirements for PBR for variable annuity products
Valuation manual requirements for maximum valuation interest rates for income
VM-22	annuities
VUL	Variable universal life
Yuanta	Yuanta Financials Holding Co., Ltd.

77

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA

At and for the Year Ended December 31, 2022

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Delaware Insurance Department subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

Investment Income Earned:
U.S. government bonds	$175,531,636
Other bonds (unaffiliated)	3,061,489,041
Bonds of affiliates	123,799,792
Preferred stocks (unaffiliated)	174,033
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	23,179,268
Common stocks of affiliates	—
Mortgage loans	637,964,876
Real estate	19,496,916
Premium notes, policy loans and liens	53,439,318
Cash on hand and on deposit	1,627,435
Short-term investments	54,654,839
Derivative instruments	71,419,639
Other invested assets	189,234,203
Aggregate write-ins for investment income	8,186,793

Gross investment income	$4,420,197,789

Real Estate Owned - Book Value less Encumbrances	$93,448,989

Mortgage Loans - Book Value:
Residential mortgages	$4,870,870
Commercial mortgages	15,057,718,950
Mezzanine real estate loans	481,623,689

Total mortgage loans	$15,544,213,509

Mortgage Loans by Standing - Book Value:
Good standing	$15,434,713,509

Good standing with restructured terms	$—

Interest overdue more than 90 days, not in foreclosure	$—

Foreclosures in process	$109,500,000

Other Invested Assets - Statement Value	$3,311,608,253

Collateral Loans	$—

78

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Bonds and Stocks of Parent, Subsidiaries and Affiliates - Book Value:
Bonds	$3,149,044,376

Preferred stocks	$—

Common stocks	$—

Bonds and Short-Term Investments by Maturity and NAIC Designation:
Bonds by maturity - statement value:
Due within one year or less	$11,699,369,101
Over one year through five years	35,958,415,844
Over five years through 10 years	26,066,334,465
Over 10 years through 20 years	10,611,847,339
Over 20 years	15,922,974,723

Total by maturity	$100,258,941,472

Bonds by NAIC designation - statement value
NAIC 1	$62,674,135,962
NAIC 2	33,234,271,021
NAIC 3	2,412,617,176
NAIC 4	1,669,400,389
NAIC 5	238,377,535
NAIC 6	30,139,389

Total by NAIC designation	$100,258,941,472

Total bonds publicly traded	$55,842,777,955

Total bonds privately placed	$44,416,163,517

Preferred Stocks - Statement Value	$49,218,802

Common Stocks - Fair Value	$1,235,674,603

Short-Term Investments - Book Value	$2,126,480,872

Options, Caps and Floors Owned - Statement Value	$124,834,410

Options, Caps and Floors Written and In-Force - Statement Value	$—

Collar, Swap and Forward Agreements Open - Statement Value	$908,849,578

Future Contracts Open - Current Value	$65,364

Cash on Deposit	$(210,734,650)

79

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Life Insurance In-Force (in thousands):
Industrial	$—

Ordinary	$180,614

Credit life	$—

Group life	$718,316

Amount of Accidental Death Insurance In-Force Under Ordinary Policies (in thousands):	$859

Life Insurance Policies with Disability Provisions In-Force (in thousands):
Industrial	$—

Ordinary	$14,671

Credit life	$—

Group life	$—

Supplementary Contracts In-Force:
Ordinary - not involving life contingencies
Amount on deposit	$364,238,119

Income payable	$54,215,028

Ordinary - involving life contingencies
Income payable	$48,450,621

Group - not involving life contingencies
Amount on deposit

Income payable

Group - involving life contingencies
Income payable

Annuities:
Ordinary
Immediate - amount of income payable	$1,877,073,487

Deferred - fully paid account balance	$49,947,648,824

Deferred - not fully paid - account balance	$36,766,258,551

Group
Amount of income payable	$82,094,315

Fully paid account balance	$1,492,213

Not fully paid - account balance	$—

80

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 1—SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (continued)

Accident and Health Insurance - Premiums In-Force
Ordinary	$—

Group	$—

Credit	$—

Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$251,760,494

Dividend accumulations - account balance	$—

Claim Payments 2022 (in thousands):
Group accident and health - year ended December 31, 2019
2022	$—

2021	$—

2020	$—

2019	$—

2018	$—

Prior	$—

Other accident and health
2022	$—

2021	$—

2020	$—

2019	$—

2018	$—

Prior	$—

Other coverages that use developmental methods to calculate claims reserves (in thousands):
2022	$845

2021	$924

2020	$954

2019	$774

2018	$575

Prior	$26

81

NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE

At and for the Year Ended December 31, 2022

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Bonds:
U.S. governments	$5,531,683,288	4.497%	$5,531,683,283	—	$5,531,683,283	4.498%
All other governments	172,327,488	0.140	172,327,487	—	172,327,487	0.140
U.S. states, territories and possessions, etc. guaranteed	—	—	—	—	—	—
U.S. political subdivisions of states, territories, and possessions, guaranteed	—	—	—	—	—	—
U.S. special revenue and special assessment obligations, etc. non-guaranteed	10,805,487,728	8.784	10,805,487,683	—	10,805,487,683	8.786
Industrial and miscellaneous	72,752,304,867	59.141	72,752,304,919	—	72,752,304,919	59.153
Hybrid securities	—	—	—	—	—	—
Parent, subsidiaries and affiliates	3,149,044,376	2.560	3,149,044,376	—	3,149,044,376	2.560
SVO identified funds	835,335,850	0.679	835,335,850	—	835,335,850	0.679
Unaffiliated Bank loans	570,682,544	0.464	570,682,543	—	570,682,543	0.464
Total long-term bonds	93,816,866,141	76.264	93,816,866,141	—	93,816,866,141	76.280
Preferred Stocks:
Industrial and miscellaneous (Unaffiliated)	49,218,803	0.040	49,218,803	—	49,218,803	0.040
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	49,218,803	0.040	49,218,803	—	49,218,803	0.040
Common Stock:
Industrial and miscellaneous Publicly traded (Unaffiliated)	385,493,436	0.313	385,493,436	—	385,493,436	0.313
Industrial and miscellaneous Other (Unaffiliated)	126,314,707	0.103	126,314,707	—	126,314,707	0.103
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	238,775,243	0.194	238,775,243	—	238,775,243	0.194
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Exchange traded funds	485,091,240	0.394	485,091,240	—	485,091,240	0.394
Total common stocks	1,235,674,626	1.004	1,235,674,626	—	1,235,674,626	1.005
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	4,870,869	0.004	4,870,869	—	4,870,869	0.004
Commercial mortgages	15,057,718,950	12.240	15,057,718,950	—	15,057,718,950	12.243
Mezzanine real estate loans	481,623,690	0.392	481,623,690	—	481,623,690	0.392
Total valuation allowance	—	—	—	—	—	—
Total mortgage loans	15,544,213,509	12.636	15,544,213,509	—	15,544,213,509	12.639

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 2—SUMMARY INVESTMENT SCHEDULE (continued)

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Real Estate:
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	93,448,989	0.076	93,448,989	—	93,448,989	0.076
Properties held for sale	—	—	—	—	—	—
Total real estate	93,448,989	0.076	93,448,989	—	93,448,989	0.076
Cash, cash equivalents and short-term investments:
Cash	(210,734,650)	(0.171)	(210,734,650)	—	(210,734,650)	(0.171)
Cash equivalents	4,485,047,955	3.646	4,485,047,958	—	4,485,047,958	3.647
Short-term investments	2,126,480,874	1.729	2,126,480,872	—	2,126,480,872	1.729
Total cash, cash equivalents and short-term investments	6,400,794,179	5.203	6,400,794,180	—	6,400,794,180	5.204
Contract loans	883,296,200	0.718	862,222,852	—	862,222,852	0.701
Derivatives	1,360,005,309	1.106	1,360,005,309	—	1,360,005,309	1.106
Other invested assets	3,316,159,880	2.696	3,311,608,253	—	3,311,608,253	2.693
Receivables for securities	9,801,295	0.008	9,801,295	—	9,801,295	0.008
Securities Lending	—	—	—	—	—	—
Other invested assets	306,127,919	0.249	306,127,919	—	306,127,919	0.249

Total invested assets	$123,015,606,850	100.000%	$122,989,981,876	—	$122,989,981,876	100.000%

*	Gross investment holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual.

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES

At and for the Year Ended December 31, 2022

NAIC Group Code: 0826	NAIC Company Code: 91596	EIN: 13-3044743

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1. Reporting entity’s total admitted assets as reported on Page 2 of this annual statement. $135,178,524,462

2. Ten largest exposures to a single issuer/borrower/investment.

Issuer	Description of Exposure	Amount	Total Admitted Assets
NEW YORK LIFE INS CO (MADISON CAPITAL FUNDING LLC)	Affiliated Bonds/Limited Partnership	$3,503,205,356	2.59%
WELLS FARGO	Bonds/Equity/Derivatives	$1,229,202,528	0.91%
JP MORGAN	Bonds/Equity/Derivatives	$1,043,613,415	0.77%
NYLIM HOLDINGS NOTE	Bonds	$762,000,000	0.56%
MORGAN STANLEY	Bonds/Equity/Derivatives	$745,952,116	0.55%
CITIGROUP	Bonds/Equity	$713,016,133	0.53%
GS MORTGAGE	Bonds	$696,779,745	0.52%
ISHARES IBOXX INVESTMENT GRADE CORPORATE BOND FUND ETF	Equity	$611,177,710	0.45%
MAPLETREE INVESTMENTS PTE LTD	Mortgage Loans	$476,000,000	0.35%
THE MACERICH COMPANY	Mortgage Loans	$442,460,791	0.33%

3. Amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

Rating	Bonds	Percentage of Total Admitted Assets	Preferred Stocks		Percentage of Total Admitted Assets
NAIC – 1	$62,674,135,959	46.36%	P/RP - 1	$69,323	—%
NAIC – 2	$33,234,271,021	24.59%	P/RP - 2	$15,069,052	0.01%
NAIC – 3	$2,412,617,176	1.78%	P/RP - 3	$—	—%
NAIC – 4	$1,669,400,389	1.23%	P/RP - 4	$—	—%
NAIC – 5	$238,377,535	0.18%	P/RP - 5	$—	—%
NAIC – 6	$30,139,389	0.02%	P/RP - 6	$34,080,427	0.03%

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SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

4. Assets held in foreign investments:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes [ ] No [X]

If response to 4.01 above is Yes, responses are not required for interrogatories 5-10
Total admitted assets held in foreign investments	$15,986,879,856	11.83%
Foreign-currency-denominated investments	$—	—%
Insurance liabilities denominated in that same foreign currency	$—	—%
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:
Countries rated NAIC-1	$15,395,227,353	11.39%
Countries rated NAIC-2	$396,046,897	0.29%
Countries rated NAIC-3 or below	$195,605,607	0.14%
6. Largest foreign investment exposures by country, categorized by NAIC sovereign rating:
Countries rated NAIC-1:
UNITED KINGDOM	$4,261,976,527	3.15%
CAYMAN ISLANDS	$3,932,552,494	2.91%
Countries rated NAIC-2:
MEXICO	$176,502,927	0.13%
INDONESIA	$44,823,440	0.03%
Countries rated NAIC-3 or below:
BARBADOS	$57,589,280	0.04%
COLOMBIA	$32,547,587	0.02%
7. Aggregate unhedged foreign currency exposure	$406,523,506	0.29%
8. Aggregate unhedged foreign currency exposure categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:	$395,491,598	0.29%
Countries rated NAIC-2:	$9,042,890	0.01%
Countries rated NAIC-3 or below:	$1,989,018	0.00%
9. Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:
Countries rated NAIC-1:
LUXEMBOURG	$155,302,465	0.11%
UNITED KINGDOM	$112,807,599	0.08%
Countries rated NAIC-2:
ITALY	$4,931,077	—%
INDIA	$2,912,701	—%
Countries rated NAIC-3 or below:
BRAZIL	$969,124	—%
SOUTH AFRICA	$684,850	—%

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SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating
BANCO SANTANDER SA	2.A FE	$148,047,955	0.11%
SMITH & NEPHEW PLC	2.B	$144,500,000	0.11%
STATNETT SF	1.F	$123,800,000	0.09%
TRITAX BIG BOX REIT PLC	2.A	$120,590,768	0.09%
MITSUBISHI UFJ FINANCIAL GROUP	1.G FE	$113,396,384	0.08%
GROSVENOR GROUP LTD	1.G IF	$113,553,801	0.08%
KERRY GRP PLC	2.A FE	$112,646,076	0.08%
INTERTEK GROUP PLC	2.A	$110,000,000	0.08%
LLOYDS BANKING GROUP PLC	1.G FE	$109,784,232	0.08%
ANGLIAN WATER GROUP LTD	1.G FE	$101,999,596	0.08%

11. Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes [X] No [ ]

If response to 11.01 is Yes, detail is not required for the remainder of Interrogatory 11

12. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets?    Yes[X] No[ ]

If response to 12.01 is Yes, responses are not required for the remainder of Interrogatory 12

13. Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets?

Yes [] No [X]

If response to 13.01 above is Yes, responses are not required for the remainder of Interrogatory 13

Issuer
MADISON CAPITAL FUNDING LLC	$1,316,387,456	0.97%
VANGUARD 500 INDEX FUND	$246,086,617	0.18%
SPDR S&P 500 ETF TRUST	$200,487,015	0.15%
CURZON CAPITAL PARTNERS 5 LONG-LIFE LP	$101,548,884	0.08%
BONAVISTA ENERGY CORP	$90,565,028	0.07%
STONE RIDGE HOLDING GROUP LP - PREFERRED SHARES	$87,210,000	0.06%
GOLDPOINT MEZZANINE PARTNERS IV, LP	$74,687,131	0.06%
MSSDF MEMBER LLC	$67,252,165	0.05%
FLYBRIDGE CAPITAL PARTNERS IV, L.P.	$61,590,937	0.05%
CANDRIAM WORLD ALTERNATIVE ALPHAMAX	$55,809,309	0.04%

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

14. Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets?    Yes [X] No [    ]

If response to 14.01 above is yes, responses are not required for 14.02 through 14.05.

Aggregate statement value of investments held in nonaffiliated, privately placed equities Largest three investments held in nonaffiliated, privately placed equities:

Ten largest fund managers:

Fund Manager	Total Invested	Diversified	Nondiversified
STONE RIDGE	$1,354,946,739	$—	$1,354,946,739
BLACKROCK ADVISORS, LLC	$835,837,927	$835,837,927	$—
CANDRIAM LUXEMBOURG	$251,868,501	$—	$251,868,501
THE VANGUARD GROUP, INC.	$246,086,617	$246,086,617	$—
STATE STREET GLOBAL ADVISORS	$200,487,015	$200,487,015	$—
APOGEM CAPITAL	$160,983,988	$—	$160,983,988
NYL INVESTORS LLC— REAL ESTATE INVESTORS	$131,697,485	$—	$131,697,485
MACKAY SHIELDS LLC	$74,923,052	$—	$74,923,052
FIDELITY MANAGEMENT & RESEARCH COMPANY	$66,000,100	$66,000,100	$—
WHITEHORSE	$51,196,747	$—	$51,196,747

15. Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?    Yes [X] No [ ]

If response to 15.01 above is Yes responses are not required for the remainder of Interrogatory 15

16. Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? Yes [ ] No [X]

If response to 16.01 above is Yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17

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SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

Type (Residential, Commercial, Agricultural)
COMMERCIAL	$405,500,000	0.30%
COMMERCIAL	$306,245,000	0.23%
COMMERCIAL	$257,133,167	0.19%
COMMERCIAL	$247,100,000	0.18%
COMMERCIAL	$236,500,920	0.17%
COMMERCIAL	$228,900,000	0.17%
COMMERCIAL	$228,335,053	0.17%
COMMERCIAL	$224,516,000	0.17%
COMMERCIAL	$219,484,000	0.16%
COMMERCIAL	$164,125,741	0.12%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

Construction loans	$391,520,899	0.29%
Mortgage loans over 90 days past due	$—	—%
Mortgage loans in the process of foreclosure	$109,500,000	0.08%
Mortgage loans foreclosed	$44,158,245	0.03%
Restructured mortgage loans	$—	—%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

Loan-to-Value	Residential		Commercial		Agricultural
above 95%	$—	—%	$121,202,679	0.09%	$—	—%
91% to 95%	$—	—%	$109,500,000	0.08%	$—	—%
81% to 90%	$—	—%	$148,484,618	0.11%	$—	—%
71% to 80%	$—	—%	$976,660,618	0.72%	$—	—%
Below 70%	$4,870,870	—%	$14,183,494,724	10.49%	$—	—%

18. Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets                Yes [X] No [ ]

If response to 18.01 above is Yes, responses are not required for the remainder of Interrogatory 18

19. Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in investment held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets                Yes [X] No [ ]

If response to 19.01 above is Yes, responses are not required for the remainder of Interrogatory 19

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SCHEDULE 3 – INVESTMENT RISKS INTERROGATORIES (continued)

20. Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Securities lending agreements (do not include assets held as collateral for such transactions)	$739,877,475	0.55%	$674,931,920	$722,872,021	$759,419,303
Repurchase agreements	$—	—%	$—	$—	$—
Reverse repurchase agreements	$185,315,000	0.14%	$130,797,000	$130,787,000	$150,991,000
Dollar repurchase agreements	$—	—%	$823,725	$1,138,703	$—
Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21. Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

	Owned		Written
Hedging	$124,846,670	0.09%	$—	—%
Income generation	$—	—%	$—	—%
Other	$—	—%	$—	—%

22. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

	At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$153,623,145	0.11%	$134,617,570	$154,564,664	$150,325,328
Income generation	$—	—%	$—	$—	$—
Replications	$253,129,993	0.19%	$155,409,519	$204,751,226	$253,917,551
Other	$—	—%	$—	$—	$—

23. Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter
	At Year End		1st Qtr	2nd Qtr	3rd Qtr
Hedging	$4,147,057	—%	$318,360	$168,350	$184,200
Income generation	$—	—%	$—	$—	$—
Replications	$—	—%	$—	$—	$—
Other	$—	—%	$—	$—	$—

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NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

SCHEDULE 4—SUPPLEMENTAL SCHEDULE OF REINSURANCE CONTRACTS

At and for the Year Ended December 31, 2022

1.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.

None

2.

Ceded Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

None

3.	Ceded Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a.

Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b.	Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4.

Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R, including any new assumption reinsurance contracts.

None

5.

Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under U.S. generally accepted accounting principles (GAAP); or

None

b.	Accounted for that contract as reinsurance under U.S. GAAP and as a deposit under SAP. If yes, explain why the contract (s) is treated different for GAAP and SAP.

None

90